UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177934
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 866	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Navigator 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are not available in the State of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 121. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III

•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
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Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
5

Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage. For purposes of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
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Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Rate Sheet Supplement – Supplements to the prospectus that we file periodically with the SEC to provide for and modify certain rates that are associated with various optional benefits available under the contract. The Rate Sheet Supplements disclose the Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and Interest Anniversary Rate that are currently available for new contracts.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
7

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
8

Page
Glossary of Special Terms	5
Contract Expenses	12
Underlying Mutual Fund Annual Expenses	14
Example	14
Synopsis of the Contracts	15
Surrenders/Withdrawals	15
Minimum Initial and Subsequent Purchase Payments	15
Dollar Limit Restrictions	16
Credits on Purchase Payments	16
Mortality and Expense Risk Charge	17
Administrative Charge	17
Contract Maintenance Charge	17
Contingent Deferred Sales Charge	17
Reduced CDSC Option ("Liquidity Option")	17
Death Benefit Options	17
Beneficiary Protector II Option	18
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	18
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	18
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)	19
Nationwide Lifetime Income Capture Option	19
Nationwide Lifetime Income Track Option	20
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	20
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	21
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)	21
Joint Option for the Nationwide Lifetime Income Capture Option	21
Joint Option for the Nationwide Lifetime Income Track Option	22
Charges for Optional Benefits	22
Underlying Mutual Fund Annual Expenses	22
Annuity Payments	22
Taxation	22
Death Benefit	22
Cancellation of the Contract	22
Condensed Financial Information	23
Financial Statements	23
Nationwide Life Insurance Company	23
Nationwide Investment Services Corporation	23
Investing in the Contract	23
The Variable Account and Underlying Mutual Funds	23
The Fixed Account	25
Contacting the Service Center	26
The Contract in General	27
Cybersecurity	28
Reservation of Rights	28
Distribution, Promotional, and Sales Expenses	28
Underlying Mutual Fund Service Fee Payments	29
Treatment of Unclaimed Property	30
Profitability	31
Contract Modification	31
Standard Charges and Deductions	31
Mortality and Expense Risk Charge	31
Administrative Charge	31
Contract Maintenance Charge	31
Contingent Deferred Sales Charge	31
Premium Taxes	33
9

Table of Contents (continued)
Page
Optional Contract Benefits, Charges, and Deductions	33
Reduced CDSC Option ("Liquidity Option")	33
Death Benefit Options	34
Beneficiary Protector II Option	37
Optional Living Benefits	38
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	38
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	48
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)	55
Nationwide Lifetime Income Capture Option	61
Nationwide Lifetime Income Track Option	73
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	80
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	81
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)	83
Joint Option for the Nationwide Lifetime Income Capture Option	84
Joint Option for the Nationwide Lifetime Income Track Option	86
Income Benefit Investment Options	87
Removal of Variable Account Charges	91
Ownership and Interests in the Contract	92
Contract Owner	92
Joint Owner	92
Contingent Owner	92
Annuitant	92
Contingent Annuitant	92
Co-Annuitant	93
Joint Annuitant	93
Beneficiary and Contingent Beneficiary	93
Changes to the Parties to the Contract	93
Operation of the Contract	94
Purchase Payment Credits	94
Pricing	95
Application and Allocation of Purchase Payments	95
Determining the Contract Value	96
Transfer Requests	97
Transfer Restrictions	97
Transfers Prior to Annuitization	99
Transfers After Annuitization	99
Right to Examine and Cancel	99
Allocation of Purchase Payments during Free Look Period	100
Surrender/Withdrawal Prior to Annuitization	100
Partial Withdrawals	100
Full Surrenders	101
Enhanced Surrender Value for Terminal Illness	101
Surrender/Withdrawal After Annuitization	102
Assignment	102
Contract Owner Services	102
Asset Rebalancing	102
Dollar Cost Averaging	102
Enhanced Fixed Account Dollar Cost Averaging	103
Dollar Cost Averaging for Living Benefits	103
Fixed Account Interest Out Dollar Cost Averaging	104
Systematic Withdrawals	104
Custom Choice Asset Rebalancing Service	105
Custom Portfolio Asset Rebalancing Service	106
Static Asset Allocation Model	107
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Table of Contents (continued)
11

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[3] Charge	0.50%
Total Variable Account Charges (including this option only)	1.80%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase 1 option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))[4]	0.65%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [5]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets6)	0.35%
Total Variable Account Charges (including this option only)	1.65%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base7) (eligible applicants may purchase one living benefit rider)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50% [8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50% [8]
Maximum 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	1.50% [8]
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available for election)	1.00% [8]
Maximum Nationwide Lifetime Income Capture Option Charge (no longer available for election)	1.50% [8]
Maximum Nationwide Lifetime Income Track Option Charge (no longer available for election)	1.50% [8]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge	0.40% [9]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge (no longer available for applications signed on or after July 1, 2020)	0.40% [10]
Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (no longer available for election)	0.15% [11]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge (no longer available for election)	0.40% [12]
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Recurring Contract Expenses
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge (no longer available for election)	0.40% [12]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [13]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [13]
Maximum Possible Total Variable Account Charges	4.70% [14]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[4]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[5]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[6]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[7]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[8]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[9]	The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max may only be elected if and when the corresponding optional living benefit (Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max) is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
[10]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit
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Base. This charge is in addition to the charge for the 7% Nationwide Lifetime Income Rider. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[11]	The Joint Option for the 5% Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the Joint Option for the 5% Nationwide Lifetime Income Rider.
[12]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Capture option or the Nationwide Lifetime Income Track option.
[13]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[14]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.70%).[1]
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,888	$3,823	$5,475	$8,800	*	$3,323	$5,175	$8,800	$1,188	$3,323	$5,175	$8,800
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,267	$2,190	$3,097	$5,502	*	$1,690	$2,797	$5,502	$ 567	$1,690	$2,797	$5,502
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
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If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, or Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. In lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract’s standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
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Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for the duration of the applicable Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the applicable Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest (simple interest is interest that is calculated and paid only on the premium payments deposited and not on previously earned interest) at the applicable Roll-up Interest Rate annually for each of those years. The Roll-up Interest Rate and Roll-up Crediting Period currently available to new contracts are disclosed in a Rate Sheet Supplement to the prospectus. For historical information, see Appendix F: Historical Rates and Percentages. The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits are available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. Only one optional living benefit may be elected.
If the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits is 1.30% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the permitted investment options. The permitted investment options are more conservative than those that are not permitted, and help Nationwide manage the likelihood that Lifetime Withdrawals will be paid from Nationwide’s General Account. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max optional living benefits may exceed the benefit. Certain actions by the Contract Owner will terminate the elected optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary
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will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. The 7% Nationwide Lifetime Income Rider is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For applications signed on or after March 2, 2020, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Capture option is no longer
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available for election. The Nationwide Lifetime Income Capture option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Track option is no longer available for election. The Nationwide Lifetime Income Track option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max (herein each the "Joint Option") allow a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the
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Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, as applicable, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the corresponding optional living benefit is elected.
If the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for each of these Joint Options is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the Joint Option. If this rider is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of
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application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For
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ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
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Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments, and the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
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Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
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•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated
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with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
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In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
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For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
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(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Reduced CDSC Option ("Liquidity Option")
For an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
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Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2020, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
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Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
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The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	Nationwide Lifetime Income Rider Plus Core
•	Nationwide Lifetime Income Rider Plus Accelerated
•	Nationwide Lifetime Income Rider Plus Max
•	7% Nationwide Lifetime Income Rider (effective July 1, 2020, no longer available for election)
•	5% Nationwide Lifetime Income Rider (no longer available for election)
•	Nationwide Lifetime Income Capture option (no longer available for election)
•	Nationwide Lifetime Income Track option (no longer available for election)
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein.
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The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Investment Requirements
Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
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Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Rate Sheet Supplements for the Nationwide L.inc Plus Riders
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For contracts with applications signed prior to the date of the prospectus, see Appendix F: Historical Rates and Percentages.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
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(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(bb)	After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
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When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The applicable Lifetime Withdrawal Percentage is determined as follows:
(1)	Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
(2)	Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract.
The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:
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Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% for once Contract Value reaches $0. Assuming no change to the Current Income Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490 ($118,000 x 0.055).
Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.
On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x .03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2021, assume the Current Income Benefit Base is $106,000 ($100,000 x 0.06). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2020, the Lifetime Withdrawal Amount would be $4,240 ($106,000 x 0.04).
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Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2021	$3,000	$ 0	$4,240	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2021 is the Income Carryforward amount for 2022.
January 1, 2022		--	--	$1,240	$4,240
March 1, 2022	$1,000	$1,240	$4,240	$ 240	$4,240	Lifetime Withdrawals first reduce any available Income Carryforward amount.
July 1, 2022	$4,000	$ 240	$4,240	$ 0	$ 480	The Income Carryforward amount can be taken in one or multiple withdrawals during the year.
January 1, 2023		--	--	$ 480	$4,240
June 1, 2023	$4,720	$ 480	$4,240	$ 0	$ 0	The entire Lifetime Withdrawal Amount is taken in 2023, so there is no Income Carryforward amount for 2024.
January 1, 2024		--	--	$ 0	$4,240
February 1, 2024	$3,000	$ 0	$3,000	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2024 is the Income Carryforward amount for 2025.
January 1, 2025		--	--	$1,240	$4,240
December 31, 2025	$1,000	$1,240	$4,240	$ 240	$4,240	The Income Carryforward amount is forfeited if not withdrawn in the calendar year in which it is available.
January 1, 2026		--	--	$4,240	$4,240
September 1, 2026	$2,000	$4,240	$4,240	$2,240	$4,240
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.
The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0. For example, if the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of $50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.
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RMD Privilege
In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request, or will be at least age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020) in the calendar year that the RMD privilege would first apply;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes.
In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide L.inc Plus Riders
Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner’s spouse or a spouse’s revocable or irrevocable trust during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Riders. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Rider.
Other Important Considerations
The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals or a Non-Lifetime Withdrawal.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders.
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•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For applications signed on or after July 1, 2020, the 7% Nationwide Lifetime Income Rider is no longer available for election. The 7% Nationwide Lifetime Income Rider is only available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as
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described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce
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the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not
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purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner’s spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
For applications signed on or after March 2, 2020, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider is only available under the contract at the time of application. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
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Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
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For contracts that elect the Joint Option for the 5% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
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If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
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Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 5% Nationwide Lifetime Income Rider
Upon termination of the 5% Nationwide Lifetime Income Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 5% Lifetime Income Rider will terminate. In the following instances, the 5% Nationwide Lifetime Income Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 5% Nationwide Lifetime Income Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the 5% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Capture option is no longer available for election. The Nationwide Lifetime Income Capture option is only available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture
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option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
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(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
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Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
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(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
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If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
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A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change, except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
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As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed before March 2, 2020, the Lifetime Withdrawal Percentages were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed before March 2, 2020, the Attained Age Lifetime Withdrawal Percentages were disclosed in a Rate Sheet Supplement. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the
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stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.
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Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
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Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a
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change to the Contract Owner's spouse, or a spouse’s revocable or irrevocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
For applications signed on or after March 2, 2020, the Nationwide Lifetime Income Track option is no longer available for election. The Nationwide Lifetime Income Track option is only available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment
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Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
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(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
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If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with a financial professional to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
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In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
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Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date;
(3)	Upon the death of the determining life for contracts with no Joint Option; or
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider.
The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
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(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
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The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
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(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election if and when the 5% Nationwide Lifetime Income Rider is elected. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.00%	4.00%	5.00%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed before March 2, 2020, the Lifetime Withdrawal Percentages for the Joint Option were disclosed in a Rate Sheet Supplement. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts with applications signed before March 2, 2020, the Attained Age Lifetime Withdrawal Percentages for the Joint Option were disclosed in a Rate Sheet Supplement. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime
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Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
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Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. For applications signed on or after March 2, 2020, the Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, and unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Nationwide Lifetime Income Rider Plus Core
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
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•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
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•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
7% Nationwide Lifetime Income Rider or 5% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
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If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
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Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.80% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
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(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
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•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to the Income Benefit Investment Options provision for the investment options available for the the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option . If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Nationwide Lifetime Income Rider elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
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Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.
At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the enrollment form.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
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Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.
Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Custom Portfolio Asset Rebalancing Service
For contracts that have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
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Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan Disciplined Equity Fund, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund)
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The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
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(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed on or after May 1, 2020, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable
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Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177934).
For historical rate information, see Appendix F: Historical Rates and Percentages.
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
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(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
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Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Choice Asset Rebalancing Service, Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
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The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
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Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177934
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
123

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
124

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
125

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
126

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
127

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
128

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
129

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
130

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
131

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return from a diversified portfolio of equity securities.
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
132

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
133

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
134

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
135

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 2.80%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.832901	13.459055	13.74%	8,122
2018	12.940400	11.832901	-8.56%	8,112
2017	11.467817	12.940400	12.84%	8,162
2016	11.240100	11.467817	2.03%	10,256
2015	11.538145	11.240100	-2.58%	11,558
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.658845	8.828448	15.27%	8,949
2018*	10.000000	7.658845	-23.41%	9,091
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.603682	43.318100	18.34%	56,796
2018	43.785793	36.603682	-16.40%	49,853
2017	39.309596	43.785793	11.39%	46,953
2016	31.913697	39.309596	23.17%	22,942
2015	34.286334	31.913697	-6.92%	16,378
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.585275	14.602374	7.49%	348,417
2018	14.164466	13.585275	-4.09%	389,708
2017	13.842269	14.164466	2.33%	311,567
2016	13.434656	13.842269	3.03%	139,400
2015	13.956063	13.434656	-3.74%	78,564
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563
136

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.369198	33.572275	27.32%	120,411
2018	30.697596	26.369198	-14.10%	114,381
2017	27.901210	30.697596	10.02%	97,624
2016	23.034724	27.901210	21.13%	68,334
2015	23.712676	23.034724	-2.86%	37,979
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.451515	15.664508	16.45%	3,688,454
2018	14.331272	13.451515	-6.14%	4,016,729
2017	12.647148	14.331272	13.32%	4,102,135
2016	11.944428	12.647148	5.88%	4,153,842
2015	12.232829	11.944428	-2.36%	4,251,261
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.400441	11.790902	13.37%	523,370
2018	10.851641	10.400441	-4.16%	141,161
2017	10.267397	10.851641	5.69%	97,673
2016	9.220316	10.267397	11.36%	32,648
2015*	10.000000	9.220316	-7.80%	13,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.887506	10.651639	7.73%	7,257,701
2018	10.091257	9.887506	-2.02%	5,926,261
2017	9.906199	10.091257	1.87%	4,170,024
2016	9.795436	9.906199	1.13%	2,024,723
2015*	10.000000	9.795436	-2.05%	572,547
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.755348	14.788698	25.80%	2,136,558
2018	12.865168	11.755348	-8.63%	2,236,885
2017	11.189017	12.865168	14.98%	2,566,578
2016	9.767409	11.189017	14.55%	2,035,252
2015*	10.000000	9.767409	-2.33%	572,087
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.719984	18.270493	16.22%	304,339
2018	17.234356	15.719984	-8.79%	401,786
2017	15.355712	17.234356	12.23%	364,866
2016	14.987145	15.355712	2.46%	288,451
2015	15.338093	14.987145	-2.29%	262,590
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979
137

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.256946	13.316638	18.30%	123,083
2018	13.528043	11.256946	-16.79%	105,971
2017	11.913823	13.528043	13.55%	88,189
2016	10.477534	11.913823	13.71%	66,477
2015	10.889543	10.477534	-3.78%	43,720
2014*	10.000000	10.889543	8.90%	14,881
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.695973	35.820481	20.62%	149
2018	33.056317	29.695973	-10.17%	166
2017	29.794920	33.056317	10.95%	390
2016	24.009353	29.794920	24.10%	401
2015	24.905780	24.009353	-3.60%	446
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.705897	36.940351	28.69%	551
2018	30.570161	28.705897	-6.10%	1,012
2017	25.551563	30.570161	19.64%	1,595
2016	23.229494	25.551563	10.00%	1,681
2015	23.332829	23.229494	-0.44%	1,809
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.488220	32.766629	33.81%	18,115
2018	26.709719	24.488220	-8.32%	23,203
2017	21.305902	26.709719	25.36%	25,025
2016	20.054835	21.305902	6.24%	29,440
2015	20.885783	20.054835	-3.98%	24,279
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.671027	11.122430	15.01%	72,110
2018	10.207291	9.671027	-5.25%	31,271
2017*	10.000000	10.207291	2.07%	12,132
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.775453	17.365219	26.06%	299,282
2018	16.805473	13.775453	-18.03%	189,670
2017	15.234886	16.805473	10.31%	107,485
2016	11.774721	15.234886	29.39%	39,831
2015	12.754025	11.774721	-7.68%	17,342
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240
138

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.577537	11.179057	5.69%	199,097
2018	10.726834	10.577537	-1.39%	176,558
2017	10.506066	10.726834	2.10%	128,729
2016	9.770039	10.506066	7.53%	46,011
2015	9.997926	9.770039	-2.28%	2,486
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.245047	10.513588	27.51%	37,545
2018*	10.000000	8.245047	-17.55%	17,380
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.589580	18.952786	14.25%	1,044,309
2018	17.557547	16.589580	-5.51%	848,887
2017	15.770077	17.557547	11.33%	624,915
2016	15.183111	15.770077	3.87%	419,633
2015	15.465121	15.183111	-1.82%	242,711
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.499782	20.705850	18.32%	77,082
2018	18.879025	17.499782	-7.31%	80,798
2017	16.451831	18.879025	14.75%	63,815
2016	15.753781	16.451831	4.43%	52,098
2015	16.034880	15.753781	-1.75%	50,264
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.646068	22.841214	22.50%	110,719
2018	20.548096	18.646068	-9.26%	86,335
2017	17.248537	20.548096	19.13%	73,549
2016	16.427999	17.248537	4.99%	56,689
2015	16.732995	16.427999	-1.82%	46,870
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.279427	13.817498	22.50%	12,743,724
2018	11.959964	11.279427	-5.69%	8,958,963
2017	10.435271	11.959964	14.61%	6,516,737
2016*	10.000000	10.435271	4.35%	2,068,492
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.063957	42.840489	29.57%	12,813
139

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.805935	13.881172	8.40%	99,358
2018	17.247402	12.805935	-25.75%	100,375
2017	17.972726	17.247402	-4.04%	100,056
2016	13.638889	17.972726	31.78%	49,927
2015	17.436911	13.638889	-21.78%	31,409
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.121393	30.261427	25.45%	281,534
2018	26.722306	24.121393	-9.73%	258,648
2017	24.033057	26.722306	11.19%	194,895
2016	20.685487	24.033057	16.18%	174,507
2015	21.885542	20.685487	-5.48%	146,722
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.617273	14.869486	27.99%	10,190,956
2018	12.962761	11.617273	-10.38%	6,976,448
2017	11.262174	12.962761	15.10%	5,240,346
2016*	10.000000	11.262174	12.62%	1,700,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.171482	41.219602	32.23%	402,761
2018	31.721482	31.171482	-1.73%	353,657
2017	23.838353	31.721482	33.07%	282,604
2016	24.019381	23.838353	-0.75%	134,909
2015	22.764038	24.019381	5.51%	90,361
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.980022	16.175730	7.98%	10,121,568
2018	15.298838	14.980022	-2.08%	7,263,654
2017	14.904806	15.298838	2.64%	5,024,130
2016	14.453385	14.904806	3.12%	1,528,486
2015	14.769242	14.453385	-2.14%	81,759
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182
140

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.098910	47.532977	21.57%	59,294
2018	46.483736	39.098910	-15.89%	62,396
2017	39.070373	46.483736	18.97%	65,632
2016	35.366714	39.070373	10.47%	61,219
2015	36.425827	35.366714	-2.91%	36,993
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.654331	27.250537	25.84%	135,097
2018	25.830528	21.654331	-16.17%	119,812
2017	20.132452	25.830528	28.30%	72,662
2016	21.531223	20.132452	-6.50%	56,831
2015	21.118649	21.531223	1.95%	35,334
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.488735	13.941690	21.35%	18,037
2018	12.444203	11.488735	-7.68%	7,236
2017	12.149430	12.444203	2.43%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.905547	15.267401	18.30%	166,942
2018	14.472957	12.905547	-10.83%	173,413
2017	13.094504	14.472957	10.53%	139,536
2016	11.721534	13.094504	11.71%	103,879
2015	12.662697	11.721534	-7.43%	96,761
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.204471	18.562233	14.55%	262,656
2018	17.157566	16.204471	-5.55%	297,792
2017	15.849753	17.157566	8.25%	228,298
2016	14.083020	15.849753	12.55%	180,765
2015	15.351469	14.083020	-8.26%	140,742
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.131131	42.563431	24.71%	342
2018	39.694608	34.131131	-14.02%	328
2017	36.344606	39.694608	9.22%	329
2016	28.283730	36.344606	28.50%	362
2015	30.941984	28.283730	-8.59%	452
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444
141

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.522124	9.587527	0.69%	236,754
2018	9.464831	9.522124	0.61%	224,254
2017	9.407983	9.464831	0.60%	172,013
2016	9.259460	9.407983	1.60%	99,178
2015	9.803446	9.259460	-5.55%	78,765
2014	9.753776	9.803446	0.51%	60,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.863215	13.106638	10.48%	39,632
2018	12.565150	11.863215	-5.59%	40,048
2017	11.254538	12.565150	11.65%	18,174
2016	10.928357	11.254538	2.98%	16,031
2015	11.756183	10.928357	-7.04%	10,253
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.405790	10.102498	7.41%	1,567
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.689003	10.042458	3.65%	43,804
2018	10.342147	9.689003	-6.32%	51,083
2017	10.106621	10.342147	2.33%	50,723
2016	10.289133	10.106621	-1.77%	46,110
2015	10.235413	10.289133	0.52%	40,077
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.526111	16.692825	23.41%	12,792
2018	15.503650	13.526111	-12.76%	17,707
2017	13.699818	15.503650	13.17%	15,628
2016	12.265322	13.699818	11.70%	15,543
2015	12.982605	12.265322	-5.52%	20,331
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.961134	41.468084	29.75%	47,111
2018	37.392688	31.961134	-14.53%	46,244
2017	27.790304	37.392688	34.55%	34,749
2016	28.199623	27.790304	-1.45%	17,260
2015	27.558987	28.199623	2.32%	13,976
2014	27.359465	27.558987	0.73%	11,889
142

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.747710	11.047363	26.29%	393,308
2018	11.017781	8.747710	-20.60%	405,070
2017	8.827918	11.017781	24.81%	287,165
2016	9.193527	8.827918	-3.98%	141,535
2015	9.034020	9.193527	1.77%	72,760
2014*	10.000000	9.034020	-9.66%	12,083
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.932146	33.718294	30.03%	68,889
2018	28.590750	25.932146	-9.30%	62,964
2017	24.834807	28.590750	15.12%	56,033
2016	22.606814	24.834807	9.86%	41,271
2015	22.214411	22.606814	1.77%	22,425
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.775304	44.538027	24.49%	48,913
2018	40.519431	35.775304	-11.71%	39,010
2017	36.038505	40.519431	12.43%	28,463
2016	31.028490	36.038505	16.15%	23,673
2015	33.477218	31.028490	-7.31%	10,858
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.002398	18.032141	20.20%	192,390
2018	16.075467	15.002398	-6.68%	198,515
2017	13.770342	16.075467	16.74%	200,005
2016	14.318963	13.770342	-3.83%	210,309
2015	15.828728	14.318963	-9.54%	206,495
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.771160	14.015996	9.75%	40,523
2018	13.219888	12.771160	-3.39%	41,964
2017	12.555031	13.219888	5.30%	50,356
2016	10.947839	12.555031	14.68%	39,295
2015	11.863786	10.947839	-7.72%	29,521
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575
143

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.542519	22.522281	36.15%	216,008
2018	16.771418	16.542519	-1.36%	146,957
2017	13.390222	16.771418	25.25%	129,359
2016	12.784264	13.390222	4.74%	90,870
2015	13.747250	12.784264	-7.00%	50,070
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.813037	10.584048	7.86%	533,902
2018	10.072568	9.813037	-2.58%	424,914
2017	9.873813	10.072568	2.01%	344,150
2016	9.786097	9.873813	0.90%	268,260
2015*	10.000000	9.786097	-2.14%	90,683
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.779932	28.068132	35.07%	8,812
2018	20.699389	20.779932	0.39%	9,704
2017	16.132183	20.699389	28.31%	12,257
2016	16.032659	16.132183	0.62%	16,778
2015	14.511535	16.032659	10.48%	14,322
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.011887	18.598828	42.94%	244,891
2018	13.065464	13.011887	-0.41%	226,251
2017	9.134377	13.065464	43.04%	170,309
2016	8.128447	9.134377	12.38%	75,147
2015	7.869904	8.128447	3.29%	48,284
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.878721	13.604886	25.06%	13,657
2018	12.988931	10.878721	-16.25%	15,024
2017	10.060412	12.988931	29.11%	14,922
2016	10.925377	10.060412	-7.92%	15,725
2015	12.138000	10.925377	-9.99%	15,541
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.954113	-0.46%	22,348
144

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.837660	10.305258	16.61%	368,472
2018	10.995094	8.837660	-19.62%	335,752
2017	8.714530	10.995094	26.17%	269,963
2016	7.309965	8.714530	19.21%	66,398
2015	9.264351	7.309965	-21.10%	28,423
2014	9.842810	9.264351	-5.88%	4,162
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.988137	10.687367	7.00%	492,365
2018	10.225381	9.988137	-2.32%	315,318
2017	9.974307	10.225381	2.52%	240,190
2016*	10.000000	9.974307	-0.26%	62,669
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.328658	22.768461	39.44%	114,020
2018	16.834036	16.328658	-3.00%	73,010
2017	13.500207	16.834036	24.69%	56,038
2016	12.571407	13.500207	7.39%	40,451
2015	13.016285	12.571407	-3.42%	29,248
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.617784	37.858164	27.82%	295,080
2018	33.477297	29.617784	-11.53%	236,991
2017	28.902784	33.477297	15.83%	190,688
2016	25.736921	28.902784	12.30%	85,841
2015	26.321762	25.736921	-2.22%	50,727
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.857973	8.58%	11,475
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.986606	22.306936	24.02%	527,459
2018	20.188010	17.986606	-10.90%	479,386
2017	16.127752	20.188010	25.18%	397,946
2016	15.735157	16.127752	2.50%	183,314
2015	14.994719	15.735157	4.94%	102,603
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643
145

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.426266	11.896420	26.21%	57,245
2018	10.369174	9.426266	-9.09%	56,081
2017	9.334432	10.369174	11.09%	33,978
2016	8.225852	9.334432	13.48%	12,109
2015*	10.000000	8.225852	-17.74%	1,611
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.940717	21.957599	22.39%	2,465
2018	19.584804	17.940717	-8.39%	2,416
2017	16.884148	19.584804	16.00%	2,534
2016	15.410161	16.884148	9.57%	4,276
2015	16.818536	15.410161	-8.37%	4,549
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.874092	20.116017	19.21%	23,179,884
2018	17.993503	16.874092	-6.22%	16,953,963
2017	15.743451	17.993503	14.29%	12,580,392
2016	14.633287	15.743451	7.59%	7,702,807
2015	14.681544	14.633287	-0.33%	3,346,991
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.691981	12.576647	7.57%	42,074,269
2018	11.975369	11.691981	-2.37%	30,708,818
2017	11.755127	11.975369	1.87%	20,465,277
2016	11.602023	11.755127	1.32%	10,312,932
2015	11.782059	11.602023	-1.53%	3,729,597
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.660159	24.823024	33.03%	713,180
2018	20.874217	18.660159	-10.61%	643,156
2017	16.147843	20.874217	29.27%	462,541
2016	16.329379	16.147843	-1.11%	316,021
2015	15.528434	16.329379	5.16%	228,764
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077
146

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.766984	26.704750	28.59%	1,073,267
2018	21.181094	20.766984	-1.96%	956,697
2017	16.791655	21.181094	26.14%	817,529
2016	15.598415	16.791655	7.65%	439,967
2015	14.849473	15.598415	5.04%	288,838
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.135394	21.253596	24.03%	21,848,133
2018	17.750206	17.135394	-3.46%	15,536,899
2017	14.749250	17.750206	20.35%	12,022,456
2016	13.451569	14.749250	9.65%	7,790,011
2015	13.482238	13.451569	-0.23%	3,394,111
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.640384	20.084900	7.75%	300,155
2018	19.340795	18.640384	-3.62%	275,995
2017	18.428083	19.340795	4.95%	211,616
2016	17.184248	18.428083	7.24%	167,798
2015	17.928782	17.184248	-4.15%	125,383
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.033852	36.395342	25.35%	1,614,935
2018	31.789982	29.033852	-8.67%	1,114,475
2017	27.366799	31.789982	16.16%	510,092
2016	23.582043	27.366799	16.05%	22,887
2015	25.557890	23.582043	-7.73%	19,930
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.958885	11.298453	13.45%	6,803,190
2018	11.024698	9.958885	-9.67%	5,349,712
2017	9.430999	11.024698	16.90%	3,667,719
2016	9.278864	9.430999	1.64%	1,986,762
2015*	10.000000	9.278864	-7.21%	523,118
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.094700	10.619652	5.20%	24,856
2018*	10.000000	10.094700	0.95%	18,229
147

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.445890	26.552254	13.25%	23,334
2018	24.490898	23.445890	-4.27%	21,463
2017	23.242121	24.490898	5.37%	19,916
2016	20.627332	23.242121	12.68%	12,086
2015	21.458525	20.627332	-3.87%	11,690
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.606910	20.994679	26.42%	75,036
2018	17.713896	16.606910	-6.25%	79,560
2017	14.384844	17.713896	23.14%	59,324
2016	12.835420	14.384844	12.07%	6,655
2015	13.161469	12.835420	-2.48%	3,081
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.427821	13.672015	31.11%	69,590
2018	12.679636	10.427821	-17.76%	64,146
2017	10.233039	12.679636	23.91%	54,221
2016	10.630202	10.233039	-3.74%	17,646
2015	10.841177	10.630202	-1.95%	13,531
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.538697	33.795706	27.35%	39,429
2018	26.964991	26.538697	-1.58%	17,081
2017	22.719555	26.964991	18.69%	9,008
2016	20.707448	22.719555	9.72%	5,482
2015	20.842235	20.707448	-0.65%	481
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.873875	16.974525	22.35%	123,523
2018	15.750078	13.873875	-11.91%	85,263
2017	13.319781	15.750078	18.25%	37,447
2016	12.453193	13.319781	6.96%	34,892
2015	12.842453	12.453193	-3.03%	33,766
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0
148

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.284350	15.233026	14.67%	4,633,936
2018	14.355133	13.284350	-7.46%	4,427,148
2017	12.979469	14.355133	10.60%	3,952,655
2016	12.392966	12.979469	4.73%	3,105,985
2015	12.690633	12.392966	-2.35%	2,285,262
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.823294	16.405099	18.68%	275,505
2018	15.250834	13.823294	-9.36%	238,100
2017	13.342302	15.250834	14.30%	169,558
2016	12.595360	13.342302	5.93%	118,478
2015	12.933092	12.595360	-2.61%	86,082
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.213702	13.341246	9.23%	1,949,226
2018	12.706472	12.213702	-3.88%	1,315,037
2017	12.103767	12.706472	4.98%	1,132,976
2016	11.722026	12.103767	3.26%	784,831
2015	11.964218	11.722026	-2.02%	483,762
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.179328	12.562511	12.37%	6,186,629
2018	12.181625	11.179328	-8.23%	5,853,820
2017	10.753745	12.181625	13.28%	5,277,097
2016	10.321485	10.753745	4.19%	4,665,667
2015	10.926615	10.321485	-5.54%	3,683,057
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.472669	13.069077	13.91%	14,474,160
2018	12.509431	11.472669	-8.29%	13,937,825
2017	10.759508	12.509431	16.26%	11,487,390
2016	10.263252	10.759508	4.84%	9,414,585
2015	10.931527	10.263252	-6.11%	8,240,409
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844
149

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.610151	15.870608	16.61%	1,960,368
2018	14.842214	13.610151	-8.30%	2,042,261
2017	13.194055	14.842214	12.49%	1,938,568
2016	12.523394	13.194055	5.36%	1,700,811
2015	12.825049	12.523394	-2.35%	1,618,758
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.821761	16.674856	20.64%	164,400
2018	15.475540	13.821761	-10.69%	121,660
2017	13.279313	15.475540	16.54%	141,745
2016	12.504478	13.279313	6.20%	100,046
2015	12.863113	12.504478	-2.79%	67,814
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.028691	14.698404	12.82%	1,012,797
2018	13.861507	13.028691	-6.01%	1,024,649
2017	12.780176	13.861507	8.46%	1,020,058
2016	12.215391	12.780176	4.62%	886,741
2015	12.509532	12.215391	-2.35%	718,452
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.183448	15.747074	11.02%	198,921
2018	17.045717	14.183448	-16.79%	170,695
2017	14.072567	17.045717	21.13%	136,932
2016	14.100165	14.072567	-0.20%	90,988
2015	14.866112	14.100165	-5.15%	56,782
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.606713	13.525036	7.28%	308,726
2018	12.862143	12.606713	-1.99%	133,881
2017	12.508297	12.862143	2.83%	96,546
2016	12.068542	12.508297	3.64%	41,445
2015	12.336118	12.068542	-2.17%	29,158
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450
150

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.336247	14.425686	8.17%	183,484
2018	13.712184	13.336247	-2.74%	167,331
2017	13.387989	13.712184	2.42%	74,484
2016	13.125979	13.387989	2.00%	58,631
2015	13.368004	13.125979	-1.81%	44,430
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.510596	14.788656	18.21%	122,523
2018	14.113893	12.510596	-11.36%	35,482
2017	12.129861	14.113893	16.36%	21,261
2016	11.032835	12.129861	9.94%	4,146
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.925354	13.831709	15.99%	25,772
2018	13.108147	11.925354	-9.02%	33,595
2017	11.666589	13.108147	12.36%	24,154
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.652540	35.900462	21.07%	60,810
2018	36.487247	29.652540	-18.73%	53,022
2017	26.176121	36.487247	39.39%	35,713
2016	24.674670	26.176121	6.08%	14,509
2015	29.844449	24.674670	-17.32%	13,653
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2019	56.276697	59.027968	4.89%	20,093
2018	57.049401	56.276697	-1.35%	10,294
2017	56.618635	57.049401	0.76%	6,992
2016	56.940028	56.618635	-0.56%	5,966
2015	57.752811	56.940028	-1.41%	1,864
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2019	56.425721	59.184290	4.89%	11,162
2018	57.200468	56.425721	-1.35%	5,544
2017	56.768565	57.200468	0.76%	4,973
2016	57.090816	56.768565	-0.56%	1,489
2015	57.905756	57.090816	-1.41%	939
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0
151

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	25.425166	25.541676	0.46%	508,418
2018	25.408539	25.425166	0.07%	611,637
2017	25.634244	25.408539	-0.88%	365,506
2016	25.968963	25.634244	-1.29%	240,800
2015	26.310999	25.968963	-1.30%	105,478
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.943300	10.496533	17.37%	156,961
2018	10.636178	8.943300	-15.92%	188,373
2017	8.479950	10.636178	25.43%	146,321
2016	8.537229	8.479950	-0.67%	43,723
2015	8.937541	8.537229	-4.48%	27,229
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.895458	11.837582	19.63%	374,260
2018	11.675954	9.895458	-15.25%	270,131
2017	9.504772	11.675954	22.84%	140,509
2016	9.579509	9.504772	-0.78%	33,139
2015	9.842403	9.579509	-2.67%	35,097
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.499479	26.255934	22.12%	133,774
2018	23.900613	21.499479	-10.05%	112,887
2017	20.446358	23.900613	16.89%	63,485
2016	18.923306	20.446358	8.05%	53,227
2015	19.365849	18.923306	-2.29%	20,506
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.545599	18.835814	13.84%	3,956,630
2018	17.619165	16.545599	-6.09%	3,488,532
2017	16.062681	17.619165	9.69%	3,290,748
2016	15.308822	16.062681	4.92%	2,716,429
2015	15.537445	15.308822	-1.47%	1,562,978
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605
152

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.382820	22.945642	18.38%	201,588
2018	20.998256	19.382820	-7.69%	198,260
2017	18.530018	20.998256	13.32%	133,538
2016	17.424857	18.530018	6.34%	88,891
2015	17.748766	17.424857	-1.82%	83,629
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.594620	15.778108	8.11%	1,588,812
2018	15.059473	14.594620	-3.09%	1,427,200
2017	14.436880	15.059473	4.31%	1,089,769
2016	14.028384	14.436880	2.91%	753,692
2015	14.175624	14.028384	-1.04%	406,783
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.261028	12.559351	11.53%	4,749,604
2018	12.090316	11.261028	-6.86%	4,542,896
2017	10.741921	12.090316	12.55%	3,904,399
2016	10.295392	10.741921	4.34%	3,646,389
2015	10.780413	10.295392	-4.50%	2,926,549
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.561261	13.150952	13.75%	13,548,957
2018	12.469311	11.561261	-7.28%	12,386,037
2017	10.800929	12.469311	15.45%	10,365,571
2016	10.231625	10.800929	5.56%	8,463,497
2015	10.793271	10.231625	-5.20%	6,137,666
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.721954	21.757603	16.21%	1,895,724
2018	20.112294	18.721954	-6.91%	1,766,133
2017	18.043956	20.112294	11.46%	1,736,561
2016	17.062222	18.043956	5.75%	1,608,337
2015	17.344999	17.062222	-1.63%	1,254,941
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242
153

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.541262	24.699720	20.24%	137,748
2018	22.556159	20.541262	-8.93%	160,097
2017	19.585756	22.556159	15.17%	133,480
2016	18.291615	19.585756	7.08%	80,210
2015	18.668782	18.291615	-2.02%	101,745
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.904197	18.934030	12.01%	1,041,947
2018	17.792058	16.904197	-4.99%	862,635
2017	16.505393	17.792058	7.80%	731,591
2016	15.819996	16.505393	4.33%	643,514
2015	16.033270	15.819996	-1.33%	433,209
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.473601	4.74%	80,228
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.774452	7.74%	89,360
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.964880	9.65%	19,286
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.089330	0.89%	20,641
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.134675	23.307764	28.53%	152,865
2018	19.011865	18.134675	-4.61%	156,866
2017	14.830376	19.011865	28.20%	97,827
2016	14.732003	14.830376	0.67%	59,903
2015	14.473087	14.732003	1.79%	47,307
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.204442	13.156638	17.42%	35,928,914
2018	11.927824	11.204442	-6.06%	27,952,904
2017	10.280032	11.927824	16.03%	19,687,801
2016	9.594931	10.280032	7.14%	12,240,165
2015	9.944781	9.594931	-3.52%	6,279,058
2014*	10.000000	9.944781	-0.55%	1,483,205
154

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.574287	15.139071	20.40%	10,082,754
2018	13.077557	12.574287	-3.85%	7,244,303
2017	10.887163	13.077557	20.12%	5,104,203
2016	10.023328	10.887163	8.62%	2,416,361
2015	10.140998	10.023328	-1.16%	485,836
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.861167	39.120613	35.55%	99,263
2018	29.701051	28.861167	-2.83%	114,283
2017	23.681032	29.701051	25.42%	93,969
2016	23.220151	23.681032	1.98%	62,498
2015	22.443641	23.220151	3.46%	6,727
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.137434	30.180390	25.04%	127,508
2018	27.015636	24.137434	-10.65%	118,029
2017	25.240682	27.015636	7.03%	85,629
2016	21.272530	25.240682	18.65%	39,784
2015	22.554556	21.272530	-5.68%	18,390
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.256919	38.764213	24.02%	310,320
2018	35.739647	31.256919	-12.54%	254,334
2017	31.274224	35.739647	14.28%	194,960
2016	26.340668	31.274224	18.73%	49,711
2015	27.381525	26.340668	-3.80%	12,250
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.092501	17.318040	14.75%	79,558
2018	18.499408	15.092501	-18.42%	76,511
2017	15.295523	18.499408	20.95%	47,215
2016	14.761123	15.295523	3.62%	27,859
2015	15.800174	14.761123	-6.58%	15,762
2014	17.723427	15.800174	-10.85%	12,201
155

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.737858	18.197165	23.47%	163,680
2018	16.929698	14.737858	-12.95%	70,054
2017	14.998075	16.929698	12.88%	56,709
2016	13.094066	14.998075	14.54%	48,169
2015	13.738665	13.094066	-4.69%	42,578
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.687973	22.843465	22.24%	47,584
2018	21.803904	18.687973	-14.29%	39,136
2017	19.404857	21.803904	12.36%	35,939
2016	16.718352	19.404857	16.07%	21,789
2015	17.441873	16.718352	-4.15%	14,171
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.198722	33.669840	33.62%	39,870
2018	27.818148	25.198722	-9.42%	38,133
2017	22.610721	27.818148	23.03%	27,483
2016	21.199435	22.610721	6.66%	10,569
2015	21.365507	21.199435	-0.78%	4,062
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.527733	38.105625	17.15%	21,350
2018	39.768314	32.527733	-18.21%	23,512
2017	37.047779	39.768314	7.34%	22,721
2016	29.880711	37.047779	23.99%	15,097
2015	32.306150	29.880711	-7.51%	12,043
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.426685	40.119650	23.72%	16,357
2018	37.693760	32.426685	-13.97%	12,531
2017	33.735956	37.693760	11.73%	10,352
2016	27.891337	33.735956	20.95%	4,571
2015	28.804598	27.891337	-3.17%	3,492
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0
156

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.559196	21.845021	24.41%	225,065
2018	18.902283	17.559196	-7.11%	210,624
2017	16.179428	18.902283	16.83%	176,445
2016	14.887031	16.179428	8.68%	128,945
2015	15.146489	14.887031	-1.71%	98,922
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.849618	17.831310	28.75%	102,273
2018	14.626461	13.849618	-5.31%	106,140
2017	13.960929	14.626461	4.77%	113,155
2016	13.197146	13.960929	5.79%	86,798
2015	14.173227	13.197146	-6.89%	51,402
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.067288	20.749103	29.14%	2,348,563
2018	17.114133	16.067288	-6.12%	1,843,906
2017	14.303136	17.114133	19.65%	1,441,695
2016	13.008544	14.303136	9.95%	680,848
2015	13.056769	13.008544	-0.37%	295,071
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.469473	10.755725	2.73%	558,156
2018	10.521816	10.469473	-0.50%	381,628
2017	10.494294	10.521816	0.26%	286,855
2016	10.373648	10.494294	1.16%	235,695
2015	10.546244	10.373648	-1.64%	169,786
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.326130	17.669232	23.34%	409,812
2018	16.373188	14.326130	-12.50%	364,717
2017	14.528012	16.373188	12.70%	272,585
2016	12.177331	14.528012	19.30%	67,624
2015	12.970958	12.177331	-6.12%	28,556
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233
157

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.239895	23.284072	35.06%	110,496
2018	18.792777	17.239895	-8.26%	92,007
2017	14.930349	18.792777	25.87%	68,857
2016	14.262772	14.930349	4.68%	22,208
2015	14.500762	14.262772	-1.64%	16,796
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.766438	12.132744	12.69%	7,484
2018	11.655897	10.766438	-7.63%	11,665
2017	10.712003	11.655897	8.81%	6,475
2016	10.256266	10.712003	4.44%	6,368
2015	10.911782	10.256266	-6.01%	6,344
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.257500	12.960107	15.12%	1,366
2018	12.546719	11.257500	-10.28%	1,367
2017	10.833490	12.546719	15.81%	5,935
2016	10.438065	10.833490	3.79%	6,897
2015	11.670056	10.438065	-10.56%	17,037
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.315931	12.942721	14.38%	1,050
2018	12.410889	11.315931	-8.82%	1,118
2017	11.067000	12.410889	12.14%	1,199
2016	10.593205	11.067000	4.47%	1,270
2015	11.500049	10.593205	-7.89%	9,716
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.857233	11.974557	10.29%	59,640
2018	11.634778	10.857233	-6.68%	61,139
2017	10.396674	11.634778	11.91%	57,644
2016	9.329288	10.396674	11.44%	39,006
2015	10.408498	9.329288	-10.37%	27,513
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668
158

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.042953	11.364808	13.16%	67,583
2018	10.691884	10.042953	-6.07%	59,503
2017	9.867279	10.691884	8.36%	48,401
2016	8.830153	9.867279	11.75%	26,557
2015	9.163182	8.830153	-3.63%	14,825
2014	9.155270	9.163182	0.09%	1,299
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.465432	12.099198	5.53%	31,898
2018	12.110606	11.465432	-5.33%	29,939
2017	11.080258	12.110606	9.30%	28,911
2016	10.909064	11.080258	1.57%	16,866
2015	11.907130	10.909064	-8.38%	6,377
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.325917	11.617299	2.57%	1,137,562
2018	11.448769	11.325917	-1.07%	1,018,243
2017	11.455698	11.448769	-0.06%	844,354
2016	11.456652	11.455698	-0.01%	672,437
2015	11.583367	11.456652	-1.09%	516,821
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.224159	10.363327	1.36%	452,544
2018	10.213804	10.224159	0.10%	295,905
2017	10.114803	10.213804	0.98%	127,393
2016*	10.000000	10.114803	1.15%	41,066
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.932460	11.680251	6.84%	1,284,257
2018	11.148048	10.932460	-1.93%	1,098,080
2017	10.775420	11.148048	3.46%	684,577
2016	10.642012	10.775420	1.25%	441,254
2015	10.746116	10.642012	-0.97%	287,262
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.484904	21.598420	23.53%	28,536
2018	21.903042	17.484904	-20.17%	18,863
2017	17.530889	21.903042	24.94%	11,648
2016	18.207858	17.530889	-3.72%	5,162
159

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.971167	44.398632	26.96%	135,421
2018	35.133185	34.971167	-0.46%	131,587
2017	27.959682	35.133185	25.66%	106,958
2016	31.726679	27.959682	-11.87%	57,967
2015	28.580474	31.726679	11.01%	40,102
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.294856	5.829420	10.10%	105,876
2018	7.495412	5.294856	-29.36%	90,246
2017	7.746583	7.495412	-3.24%	82,651
2016	5.472537	7.746583	41.55%	46,304
2015	8.353783	5.472537	-34.49%	43,796
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.794517	7.95%	7,251
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.232592	37.248496	23.21%	81,198
2018	30.237241	30.232592	-0.02%	56,058
2017	24.340346	30.237241	24.23%	43,524
2016	22.887061	24.340346	6.35%	34,712
2015	23.876779	22.887061	-4.15%	25,658
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029
160

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	0
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.389967	26.819208	25.38%	0
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	11.301332	12.960622	14.68%	0
2018	12.227365	11.301332	-7.57%	0
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
161

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.113140	13.768381	23.89%	0
2018	12.351177	11.113140	-10.02%	0
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.418774	28.411437	26.73%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
162

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.519380	25.721284	31.77%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.630060	15.679478	24.14%	0
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	0
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
163

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	0
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.625086	32.068236	30.23%	0
2018	25.448663	24.625086	-3.24%	0
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
164

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	2,611
2017	11.565279	11.691130	1.09%	2,611
2016	11.387571	11.565279	1.56%	2,611
2015	11.816038	11.387571	-3.63%	2,611
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.049993	37.174234	19.72%	0
2018	37.488023	31.049993	-17.17%	0
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.825255	22.091115	23.93%	0
2018	21.593300	17.825255	-17.45%	0
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	1,614
2017	13.461406	14.351392	6.61%	1,614
2016	12.144873	13.461406	10.84%	1,614
2015	13.443157	12.144873	-9.66%	1,614
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
165

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.042916	33.276119	27.77%	0
2018	30.942090	26.042916	-15.83%	0
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
166

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.381320	26.098226	28.05%	0
2018	22.819776	20.381320	-10.69%	0
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.531899	12.463662	8.08%	0
2018	12.122322	11.531899	-4.87%	0
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
167

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.921579	-0.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	0
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.588869	10.104239	5.37%	0
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.743841	20.246350	37.32%	0
2018	15.436236	14.743841	-4.49%	0
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
168

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.477956	29.554136	25.88%	0
2018	26.949526	23.477956	-12.88%	0
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.747378	7.47%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.752223	19.239062	22.14%	0
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	0
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.898324	16.316795	17.40%	0
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.630329	10.201603	5.93%	0
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
169

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	3,551
2017	13.714330	17.460016	27.31%	3,551
2016	14.081903	13.714330	-2.61%	3,551
2015	13.597858	14.081903	3.56%	3,551
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.104460	21.660875	26.64%	0
2018	17.716362	17.104460	-3.45%	3,754
2017	14.260879	17.716362	24.23%	3,754
2016	13.451292	14.260879	6.02%	3,754
2015	13.003065	13.451292	3.45%	3,754
2014	12.379059	13.003065	5.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.331231	17.505425	22.15%	0
2018	15.075907	14.331231	-4.94%	4,260
2017	12.719713	15.075907	18.52%	4,260
2016	11.779077	12.719713	7.99%	4,260
2015	11.988163	11.779077	-1.74%	4,260
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.991894	10.351774	3.60%	0
2018*	10.000000	9.991894	-0.08%	0
170

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
171

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
172

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.297833	11.988037	16.41%	0
2018	11.797965	10.297833	-12.72%	0
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.953144	11.368827	14.22%	0
2018	11.110194	9.953144	-10.41%	0
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0
173

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.174907	27.631627	19.23%	0
2018	28.959710	23.174907	-19.98%	0
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	0
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
174

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.968030	18.275195	14.45%	0
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
175

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.664689	6.65%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.929111	9.29%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.056348	0.56%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.463811	12.100275	15.64%	0
2018	11.312295	10.463811	-7.50%	0
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.743149	13.923587	18.57%	0
2018	12.402771	11.743149	-5.32%	0
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
176

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.512359	34.823165	22.13%	0
2018	33.107800	28.512359	-13.88%	0
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.872087	13.415746	13.00%	0
2018	14.778104	11.872087	-19.66%	0
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.516293	15.219353	21.60%	0
2018	14.601034	12.516293	-14.28%	0
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
177

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.435635	25.574795	31.59%	0
2018	21.789290	19.435635	-10.80%	0
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.731616	18.735220	27.18%	0
2018	15.935071	14.731616	-7.55%	0
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
178

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.135016	15.954018	21.46%	0
2018	15.245068	13.135016	-13.84%	0
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	9.381562	10.411473	10.98%	0
2018	10.314307	9.381562	-9.04%	0
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	0
2015	10.108932	9.357187	-7.44%	0
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	9.512132	10.784371	13.37%	0
2018	10.766102	9.512132	-11.65%	0
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	9.626676	10.843314	12.64%	0
2018	10.722125	9.626676	-10.22%	0
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
179

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.803470	10.648048	8.62%	0
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.767169	9.866204	1.01%	0
2018	10.026320	9.767169	-2.58%	0
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
180

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.627348	38.292914	25.03%	0
2018	31.247083	30.627348	-1.98%	0
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.684571	6.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
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Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
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Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
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•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
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If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
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Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the
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desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
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(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
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(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
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For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
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The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
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	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
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Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
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3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
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Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
200

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2020, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
For contracts with applications signed before November 1, 2017:
Interest Anniversary Rate
5%
For contracts with applications signed on or after November 1, 2017 and before May 1, 2020:
Interest Anniversary Rate
3%
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 up to 59½	3.30%	3.05%
59½ through 64	4.30%	4.05%
65 through 69	5.60%	5.35%
70 through 74	5.70%	5.45%
75 through 80	5.80%	5.55%
81 and older	6.30%	6.05%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
201

Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	6.00%	4.00%	5.75%	4.00%
70 through 74	6.50%	4.00%	6.25%	4.00%
75 through 80	6.50%	4.00%	6.25%	4.00%
81 and older	6.50%	4.00%	6.25%	4.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
For contracts with applications signed on or after March 2, 2020 and before May 1, 2020:
Roll-up Interest Rate	Roll-up Crediting Period
6%	10 Years

	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 up to 59½	4.00%	3.00%	3.75%	3.00%
59½ through 64	5.00%	3.00%	4.75%	3.00%
65 through 69	7.50%	3.00%	7.25%	3.00%
70 through 74	8.00%	3.00%	7.75%	3.00%
75 through 80	8.00%	3.00%	7.75%	3.00%
81 and older	8.00%	3.00%	7.75%	3.00%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
202

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after April 1, 2020 and before May 1, 2020		For contracts with applications signed on or after October 15, 2019 and before April 1, 2020		For contracts with applications signed on or after August 19, 2019 and before October 15, 2019
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.35%	4.10%	4.35%	4.10%	4.50%	4.25%
65 through 69	5.15%	4.90%	5.40%	5.15%	5.65%	5.40%
70 through 74	5.35%	5.10%	5.50%	5.25%	5.65%	5.40%
75 through 80	5.75%	5.50%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after November 5, 2018 and before August 19, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
203

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
204

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before March 2, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
205

Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before March 2, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
206

Nationwide DestinationSM Navigator 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.30% of the initial purchase payment amount and 0.05% of the Contract Value beginning in the second contract year for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2019. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.832901	13.459055	13.74%	8,122
2018	12.940400	11.832901	-8.56%	8,112
2017	11.467817	12.940400	12.84%	8,162
2016	11.240100	11.467817	2.03%	10,256
2015	11.538145	11.240100	-2.58%	11,558
2014	11.218186	11.538145	2.85%	7,650
2013	10.154217	11.218186	10.48%	5,858
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.658845	8.828448	15.27%	8,949
2018*	10.000000	7.658845	-23.41%	9,091
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.603682	43.318100	18.34%	56,796
2018	43.785793	36.603682	-16.40%	49,853
2017	39.309596	43.785793	11.39%	46,953
2016	31.913697	39.309596	23.17%	22,942
2015	34.286334	31.913697	-6.92%	16,378
2014	31.885431	34.286334	7.53%	11,831
2013	23.471632	31.885431	35.85%	5,100
2012	20.073992	23.471632	16.93%	434
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.585275	14.602374	7.49%	348,417
2018	14.164466	13.585275	-4.09%	389,708
2017	13.842269	14.164466	2.33%	311,567
2016	13.434656	13.842269	3.03%	139,400
2015	13.956063	13.434656	-3.74%	78,564
2014	13.688194	13.956063	1.96%	52,979
2013	15.153413	13.688194	-9.67%	42,401
2012	14.297491	15.153413	5.99%	10,563

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.369198	33.572275	27.32%	120,411
2018	30.697596	26.369198	-14.10%	114,381
2017	27.901210	30.697596	10.02%	97,624
2016	23.034724	27.901210	21.13%	68,334
2015	23.712676	23.034724	-2.86%	37,979
2014	20.668691	23.712676	14.73%	26,247
2013	16.120711	20.668691	28.21%	13,662
2012	14.053082	16.120711	14.71%	2,908
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.451515	15.664508	16.45%	3,688,454
2018	14.331272	13.451515	-6.14%	4,016,729
2017	12.647148	14.331272	13.32%	4,102,135
2016	11.944428	12.647148	5.88%	4,153,842
2015	12.232829	11.944428	-2.36%	4,251,261
2014	12.043635	12.232829	1.57%	4,450,308
2013	10.119675	12.043635	19.01%	2,169,909
2012*	10.000000	10.119675	1.20%	107,413
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.400441	11.790902	13.37%	523,370
2018	10.851641	10.400441	-4.16%	141,161
2017	10.267397	10.851641	5.69%	97,673
2016	9.220316	10.267397	11.36%	32,648
2015*	10.000000	9.220316	-7.80%	13,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.887506	10.651639	7.73%	7,257,701
2018	10.091257	9.887506	-2.02%	5,926,261
2017	9.906199	10.091257	1.87%	4,170,024
2016	9.795436	9.906199	1.13%	2,024,723
2015*	10.000000	9.795436	-2.05%	572,547
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.755348	14.788698	25.80%	2,136,558
2018	12.865168	11.755348	-8.63%	2,236,885
2017	11.189017	12.865168	14.98%	2,566,578
2016	9.767409	11.189017	14.55%	2,035,252
2015*	10.000000	9.767409	-2.33%	572,087
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.719984	18.270493	16.22%	304,339
2018	17.234356	15.719984	-8.79%	401,786
2017	15.355712	17.234356	12.23%	364,866
2016	14.987145	15.355712	2.46%	288,451
2015	15.338093	14.987145	-2.29%	262,590
2014	15.245537	15.338093	0.61%	209,577
2013	13.500145	15.245537	12.93%	71,496
2012	12.438632	13.500145	8.53%	1,979

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.256946	13.316638	18.30%	123,083
2018	13.528043	11.256946	-16.79%	105,971
2017	11.913823	13.528043	13.55%	88,189
2016	10.477534	11.913823	13.71%	66,477
2015	10.889543	10.477534	-3.78%	43,720
2014*	10.000000	10.889543	8.90%	14,881
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.695973	35.820481	20.62%	149
2018	33.056317	29.695973	-10.17%	166
2017	29.794920	33.056317	10.95%	390
2016	24.009353	29.794920	24.10%	401
2015	24.905780	24.009353	-3.60%	446
2014	24.004434	24.905780	3.75%	389
2013	17.283516	24.004434	38.89%	391
2012	15.129971	17.283516	14.23%	123
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.705897	36.940351	28.69%	551
2018	30.570161	28.705897	-6.10%	1,012
2017	25.551563	30.570161	19.64%	1,595
2016	23.229494	25.551563	10.00%	1,681
2015	23.332829	23.229494	-0.44%	1,809
2014	20.901224	23.332829	11.63%	1,797
2013	16.078646	20.901224	29.99%	2,010
2012	14.107815	16.078646	13.97%	1,304
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.488220	32.766629	33.81%	18,115
2018	26.709719	24.488220	-8.32%	23,203
2017	21.305902	26.709719	25.36%	25,025
2016	20.054835	21.305902	6.24%	29,440
2015	20.885783	20.054835	-3.98%	24,279
2014	19.624877	20.885783	6.43%	7,021
2013	16.456156	19.624877	19.26%	4,250
2012	15.138702	16.456156	8.70%	2,166
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.671027	11.122430	15.01%	72,110
2018	10.207291	9.671027	-5.25%	31,271
2017*	10.000000	10.207291	2.07%	12,132
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.775453	17.365219	26.06%	299,282
2018	16.805473	13.775453	-18.03%	189,670
2017	15.234886	16.805473	10.31%	107,485
2016	11.774721	15.234886	29.39%	39,831
2015	12.754025	11.774721	-7.68%	17,342
2014	12.234599	12.754025	4.25%	13,833
2013*	10.000000	12.234599	22.35%	2,240

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.577537	11.179057	5.69%	199,097
2018	10.726834	10.577537	-1.39%	176,558
2017	10.506066	10.726834	2.10%	128,729
2016	9.770039	10.506066	7.53%	46,011
2015	9.997926	9.770039	-2.28%	2,486
2014	10.071973	9.997926	-0.74%	1,768
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.245047	10.513588	27.51%	37,545
2018*	10.000000	8.245047	-17.55%	17,380
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.589580	18.952786	14.25%	1,044,309
2018	17.557547	16.589580	-5.51%	848,887
2017	15.770077	17.557547	11.33%	624,915
2016	15.183111	15.770077	3.87%	419,633
2015	15.465121	15.183111	-1.82%	242,711
2014	15.035641	15.465121	2.86%	125,572
2013	13.457741	15.035641	11.72%	78,562
2012	12.219959	13.457741	10.13%	17,583
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.499782	20.705850	18.32%	77,082
2018	18.879025	17.499782	-7.31%	80,798
2017	16.451831	18.879025	14.75%	63,815
2016	15.753781	16.451831	4.43%	52,098
2015	16.034880	15.753781	-1.75%	50,264
2014	15.532319	16.034880	3.24%	32,732
2013	13.609100	15.532319	14.13%	18,825
2012	12.194817	13.609100	11.60%	4,932
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.646068	22.841214	22.50%	110,719
2018	20.548096	18.646068	-9.26%	86,335
2017	17.248537	20.548096	19.13%	73,549
2016	16.427999	17.248537	4.99%	56,689
2015	16.732995	16.427999	-1.82%	46,870
2014	16.185651	16.732995	3.38%	15,030
2013	13.507103	16.185651	19.83%	2,759
2012	11.881588	13.507103	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.279427	13.817498	22.50%	12,743,724
2018	11.959964	11.279427	-5.69%	8,958,963
2017	10.435271	11.959964	14.61%	6,516,737
2016*	10.000000	10.435271	4.35%	2,068,492
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.063957	42.840489	29.57%	12,813

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.805935	13.881172	8.40%	99,358
2018	17.247402	12.805935	-25.75%	100,375
2017	17.972726	17.247402	-4.04%	100,056
2016	13.638889	17.972726	31.78%	49,927
2015	17.436911	13.638889	-21.78%	31,409
2014	20.252144	17.436911	-13.90%	23,589
2013	16.528028	20.252144	22.53%	18,332
2012	15.989239	16.528028	3.37%	2,081
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.121393	30.261427	25.45%	281,534
2018	26.722306	24.121393	-9.73%	258,648
2017	24.033057	26.722306	11.19%	194,895
2016	20.685487	24.033057	16.18%	174,507
2015	21.885542	20.685487	-5.48%	146,722
2014	20.440533	21.885542	7.07%	100,316
2013	16.201274	20.440533	26.17%	67,831
2012	14.023439	16.201274	15.53%	21,414
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.617273	14.869486	27.99%	10,190,956
2018	12.962761	11.617273	-10.38%	6,976,448
2017	11.262174	12.962761	15.10%	5,240,346
2016*	10.000000	11.262174	12.62%	1,700,314
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.171482	41.219602	32.23%	402,761
2018	31.721482	31.171482	-1.73%	353,657
2017	23.838353	31.721482	33.07%	282,604
2016	24.019381	23.838353	-0.75%	134,909
2015	22.764038	24.019381	5.51%	90,361
2014	20.775828	22.764038	9.57%	51,612
2013	15.477413	20.775828	34.23%	25,918
2012	13.707490	15.477413	12.91%	2,948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.980022	16.175730	7.98%	10,121,568
2018	15.298838	14.980022	-2.08%	7,263,654
2017	14.904806	15.298838	2.64%	5,024,130
2016	14.453385	14.904806	3.12%	1,528,486
2015	14.769242	14.453385	-2.14%	81,759
2014	14.167846	14.769242	4.24%	49,715
2013	14.657541	14.167846	-3.34%	22,527
2012	14.063004	14.657541	4.23%	9,182

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.098910	47.532977	21.57%	59,294
2018	46.483736	39.098910	-15.89%	62,396
2017	39.070373	46.483736	18.97%	65,632
2016	35.366714	39.070373	10.47%	61,219
2015	36.425827	35.366714	-2.91%	36,993
2014	34.806190	36.425827	4.65%	15,806
2013	25.954620	34.806190	34.10%	10,667
2012	22.954492	25.954620	13.07%	2,533
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.654331	27.250537	25.84%	135,097
2018	25.830528	21.654331	-16.17%	119,812
2017	20.132452	25.830528	28.30%	72,662
2016	21.531223	20.132452	-6.50%	56,831
2015	21.118649	21.531223	1.95%	35,334
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.488735	13.941690	21.35%	18,037
2018	12.444203	11.488735	-7.68%	7,236
2017	12.149430	12.444203	2.43%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.905547	15.267401	18.30%	166,942
2018	14.472957	12.905547	-10.83%	173,413
2017	13.094504	14.472957	10.53%	139,536
2016	11.721534	13.094504	11.71%	103,879
2015	12.662697	11.721534	-7.43%	96,761
2014	12.474214	12.662697	1.51%	76,604
2013	10.211201	12.474214	22.16%	29,179
2012	8.970568	10.211201	13.83%	16,386
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.204471	18.562233	14.55%	262,656
2018	17.157566	16.204471	-5.55%	297,792
2017	15.849753	17.157566	8.25%	228,298
2016	14.083020	15.849753	12.55%	180,765
2015	15.351469	14.083020	-8.26%	140,742
2014	14.867410	15.351469	3.26%	111,991
2013	13.220142	14.867410	12.46%	60,879
2012	11.890259	13.220142	11.18%	4,659
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.131131	42.563431	24.71%	342
2018	39.694608	34.131131	-14.02%	328
2017	36.344606	39.694608	9.22%	329
2016	28.283730	36.344606	28.50%	362
2015	30.941984	28.283730	-8.59%	452
2014	31.171545	30.941984	-0.74%	604
2013	23.181387	31.171545	34.47%	609
2012	19.839372	23.181387	16.85%	444

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.522124	9.587527	0.69%	236,754
2018	9.464831	9.522124	0.61%	224,254
2017	9.407983	9.464831	0.60%	172,013
2016	9.259460	9.407983	1.60%	99,178
2015	9.803446	9.259460	-5.55%	78,765
2014	9.753776	9.803446	0.51%	60,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.863215	13.106638	10.48%	39,632
2018	12.565150	11.863215	-5.59%	40,048
2017	11.254538	12.565150	11.65%	18,174
2016	10.928357	11.254538	2.98%	16,031
2015	11.756183	10.928357	-7.04%	10,253
2014	11.458922	11.756183	2.59%	8,880
2013	10.222938	11.458922	12.09%	185
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.405790	10.102498	7.41%	1,567
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.689003	10.042458	3.65%	43,804
2018	10.342147	9.689003	-6.32%	51,083
2017	10.106621	10.342147	2.33%	50,723
2016	10.289133	10.106621	-1.77%	46,110
2015	10.235413	10.289133	0.52%	40,077
2014	9.908546	10.235413	3.30%	24,092
2013*	10.000000	9.908546	-0.91%	20,435
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.526111	16.692825	23.41%	12,792
2018	15.503650	13.526111	-12.76%	17,707
2017	13.699818	15.503650	13.17%	15,628
2016	12.265322	13.699818	11.70%	15,543
2015	12.982605	12.265322	-5.52%	20,331
2014	12.627093	12.982605	2.82%	19,153
2013	9.958708	12.627093	26.79%	11,334
2012*	10.000000	9.958708	-0.41%	1,941
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.961134	41.468084	29.75%	47,111
2018	37.392688	31.961134	-14.53%	46,244
2017	27.790304	37.392688	34.55%	34,749
2016	28.199623	27.790304	-1.45%	17,260
2015	27.558987	28.199623	2.32%	13,976
2014	27.359465	27.558987	0.73%	11,889

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.747710	11.047363	26.29%	393,308
2018	11.017781	8.747710	-20.60%	405,070
2017	8.827918	11.017781	24.81%	287,165
2016	9.193527	8.827918	-3.98%	141,535
2015	9.034020	9.193527	1.77%	72,760
2014*	10.000000	9.034020	-9.66%	12,083
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.932146	33.718294	30.03%	68,889
2018	28.590750	25.932146	-9.30%	62,964
2017	24.834807	28.590750	15.12%	56,033
2016	22.606814	24.834807	9.86%	41,271
2015	22.214411	22.606814	1.77%	22,425
2014	20.386676	22.214411	8.97%	14,799
2013	15.714632	20.386676	29.73%	9,456
2012	13.654221	15.714632	15.09%	2,164
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.775304	44.538027	24.49%	48,913
2018	40.519431	35.775304	-11.71%	39,010
2017	36.038505	40.519431	12.43%	28,463
2016	31.028490	36.038505	16.15%	23,673
2015	33.477218	31.028490	-7.31%	10,858
2014	30.377745	33.477218	10.20%	6,236
2013	21.886628	30.377745	38.80%	4,713
2012	18.845528	21.886628	16.14%	2,444
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.002398	18.032141	20.20%	192,390
2018	16.075467	15.002398	-6.68%	198,515
2017	13.770342	16.075467	16.74%	200,005
2016	14.318963	13.770342	-3.83%	210,309
2015	15.828728	14.318963	-9.54%	206,495
2014	16.928545	15.828728	-6.50%	157,679
2013	13.706700	16.928545	23.51%	96,265
2012	11.653053	13.706700	17.62%	23,578
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.771160	14.015996	9.75%	40,523
2018	13.219888	12.771160	-3.39%	41,964
2017	12.555031	13.219888	5.30%	50,356
2016	10.947839	12.555031	14.68%	39,295
2015	11.863786	10.947839	-7.72%	29,521
2014	11.795395	11.863786	0.58%	25,540
2013	10.815203	11.795395	9.06%	9,695
2012*	10.000000	10.815203	8.15%	575

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.542519	22.522281	36.15%	216,008
2018	16.771418	16.542519	-1.36%	146,957
2017	13.390222	16.771418	25.25%	129,359
2016	12.784264	13.390222	4.74%	90,870
2015	13.747250	12.784264	-7.00%	50,070
2014	12.912192	13.747250	6.47%	28,739
2013	10.068050	12.912192	28.25%	21,556
2012*	10.000000	10.068050	0.68%	8,800
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.813037	10.584048	7.86%	533,902
2018	10.072568	9.813037	-2.58%	424,914
2017	9.873813	10.072568	2.01%	344,150
2016	9.786097	9.873813	0.90%	268,260
2015*	10.000000	9.786097	-2.14%	90,683
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.779932	28.068132	35.07%	8,812
2018	20.699389	20.779932	0.39%	9,704
2017	16.132183	20.699389	28.31%	12,257
2016	16.032659	16.132183	0.62%	16,778
2015	14.511535	16.032659	10.48%	14,322
2014	13.554874	14.511535	7.06%	19,950
2013	10.492598	13.554874	29.19%	15,379
2012	8.583266	10.492598	22.24%	4,548
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.011887	18.598828	42.94%	244,891
2018	13.065464	13.011887	-0.41%	226,251
2017	9.134377	13.065464	43.04%	170,309
2016	8.128447	9.134377	12.38%	75,147
2015	7.869904	8.128447	3.29%	48,284
2014	7.291940	7.869904	7.93%	13,519
2013	5.456761	7.291940	33.63%	0
2012	4.640225	5.456761	17.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.878721	13.604886	25.06%	13,657
2018	12.988931	10.878721	-16.25%	15,024
2017	10.060412	12.988931	29.11%	14,922
2016	10.925377	10.060412	-7.92%	15,725
2015	12.138000	10.925377	-9.99%	15,541
2014	13.991014	12.138000	-13.24%	9,482
2013	12.403811	13.991014	12.80%	2,202
2012	11.103975	12.403811	11.71%	321
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.954113	-0.46%	22,348

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.837660	10.305258	16.61%	368,472
2018	10.995094	8.837660	-19.62%	335,752
2017	8.714530	10.995094	26.17%	269,963
2016	7.309965	8.714530	19.21%	66,398
2015	9.264351	7.309965	-21.10%	28,423
2014	9.842810	9.264351	-5.88%	4,162
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.988137	10.687367	7.00%	492,365
2018	10.225381	9.988137	-2.32%	315,318
2017	9.974307	10.225381	2.52%	240,190
2016*	10.000000	9.974307	-0.26%	62,669
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.328658	22.768461	39.44%	114,020
2018	16.834036	16.328658	-3.00%	73,010
2017	13.500207	16.834036	24.69%	56,038
2016	12.571407	13.500207	7.39%	40,451
2015	13.016285	12.571407	-3.42%	29,248
2014	14.256165	13.016285	-8.70%	13,279
2013	10.228022	14.256165	39.38%	5,727
2012*	10.000000	10.228022	2.28%	813
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.617784	37.858164	27.82%	295,080
2018	33.477297	29.617784	-11.53%	236,991
2017	28.902784	33.477297	15.83%	190,688
2016	25.736921	28.902784	12.30%	85,841
2015	26.321762	25.736921	-2.22%	50,727
2014	24.199527	26.321762	8.77%	22,988
2013	18.081786	24.199527	33.83%	8,567
2012	15.809554	18.081786	14.37%	1,166
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.857973	8.58%	11,475
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.986606	22.306936	24.02%	527,459
2018	20.188010	17.986606	-10.90%	479,386
2017	16.127752	20.188010	25.18%	397,946
2016	15.735157	16.127752	2.50%	183,314
2015	14.994719	15.735157	4.94%	102,603
2014	15.022071	14.994719	-0.18%	59,289
2013	11.924574	15.022071	25.98%	24,054
2012	10.421665	11.924574	14.42%	4,643

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.426266	11.896420	26.21%	57,245
2018	10.369174	9.426266	-9.09%	56,081
2017	9.334432	10.369174	11.09%	33,978
2016	8.225852	9.334432	13.48%	12,109
2015*	10.000000	8.225852	-17.74%	1,611
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.940717	21.957599	22.39%	2,465
2018	19.584804	17.940717	-8.39%	2,416
2017	16.884148	19.584804	16.00%	2,534
2016	15.410161	16.884148	9.57%	4,276
2015	16.818536	15.410161	-8.37%	4,549
2014	17.399171	16.818536	-3.34%	4,744
2013	13.362779	17.399171	30.21%	2,313
2012	11.040989	13.362779	21.03%	1,175
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.874092	20.116017	19.21%	23,179,884
2018	17.993503	16.874092	-6.22%	16,953,963
2017	15.743451	17.993503	14.29%	12,580,392
2016	14.633287	15.743451	7.59%	7,702,807
2015	14.681544	14.633287	-0.33%	3,346,991
2014	14.167869	14.681544	3.63%	1,994,380
2013	11.643296	14.167869	21.68%	1,187,289
2012	10.194744	11.643296	14.21%	304,819
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.691981	12.576647	7.57%	42,074,269
2018	11.975369	11.691981	-2.37%	30,708,818
2017	11.755127	11.975369	1.87%	20,465,277
2016	11.602023	11.755127	1.32%	10,312,932
2015	11.782059	11.602023	-1.53%	3,729,597
2014	11.371131	11.782059	3.61%	1,978,251
2013	11.825276	11.371131	-3.84%	1,144,708
2012	11.414478	11.825276	3.60%	250,812
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.660159	24.823024	33.03%	713,180
2018	20.874217	18.660159	-10.61%	643,156
2017	16.147843	20.874217	29.27%	462,541
2016	16.329379	16.147843	-1.11%	316,021
2015	15.528434	16.329379	5.16%	228,764
2014	15.449373	15.528434	0.51%	184,849
2013	12.167775	15.449373	26.97%	101,747
2012	10.098071	12.167775	20.50%	25,077

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.766984	26.704750	28.59%	1,073,267
2018	21.181094	20.766984	-1.96%	956,697
2017	16.791655	21.181094	26.14%	817,529
2016	15.598415	16.791655	7.65%	439,967
2015	14.849473	15.598415	5.04%	288,838
2014	13.922005	14.849473	6.66%	205,989
2013	10.882845	13.922005	27.93%	79,232
2012	9.392119	10.882845	15.87%	26,672
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.135394	21.253596	24.03%	21,848,133
2018	17.750206	17.135394	-3.46%	15,536,899
2017	14.749250	17.750206	20.35%	12,022,456
2016	13.451569	14.749250	9.65%	7,790,011
2015	13.482238	13.451569	-0.23%	3,394,111
2014	12.392386	13.482238	8.79%	2,069,103
2013	9.442516	12.392386	31.24%	1,322,792
2012	8.172677	9.442516	15.54%	365,930
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.640384	20.084900	7.75%	300,155
2018	19.340795	18.640384	-3.62%	275,995
2017	18.428083	19.340795	4.95%	211,616
2016	17.184248	18.428083	7.24%	167,798
2015	17.928782	17.184248	-4.15%	125,383
2014	17.485835	17.928782	2.53%	48,925
2013	17.917617	17.485835	-2.41%	34,134
2012	16.173014	17.917617	10.79%	7,293
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.033852	36.395342	25.35%	1,614,935
2018	31.789982	29.033852	-8.67%	1,114,475
2017	27.366799	31.789982	16.16%	510,092
2016	23.582043	27.366799	16.05%	22,887
2015	25.557890	23.582043	-7.73%	19,930
2014	23.772500	25.557890	7.51%	12,326
2013	17.801528	23.772500	33.54%	6,007
2012	15.263091	17.801528	16.63%	1,610
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.958885	11.298453	13.45%	6,803,190
2018	11.024698	9.958885	-9.67%	5,349,712
2017	9.430999	11.024698	16.90%	3,667,719
2016	9.278864	9.430999	1.64%	1,986,762
2015*	10.000000	9.278864	-7.21%	523,118
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.094700	10.619652	5.20%	24,856
2018*	10.000000	10.094700	0.95%	18,229

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.445890	26.552254	13.25%	23,334
2018	24.490898	23.445890	-4.27%	21,463
2017	23.242121	24.490898	5.37%	19,916
2016	20.627332	23.242121	12.68%	12,086
2015	21.458525	20.627332	-3.87%	11,690
2014	21.200477	21.458525	1.22%	6,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.606910	20.994679	26.42%	75,036
2018	17.713896	16.606910	-6.25%	79,560
2017	14.384844	17.713896	23.14%	59,324
2016	12.835420	14.384844	12.07%	6,655
2015	13.161469	12.835420	-2.48%	3,081
2014	12.513978	13.161469	5.17%	3,271
2013	8.833333	12.513978	41.67%	5,335
2012	7.660316	8.833333	15.31%	2,921
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.427821	13.672015	31.11%	69,590
2018	12.679636	10.427821	-17.76%	64,146
2017	10.233039	12.679636	23.91%	54,221
2016	10.630202	10.233039	-3.74%	17,646
2015	10.841177	10.630202	-1.95%	13,531
2014	11.134515	10.841177	-2.63%	6,547
2013	9.317313	11.134515	19.50%	5,465
2012	8.171995	9.317313	14.02%	1,902
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.538697	33.795706	27.35%	39,429
2018	26.964991	26.538697	-1.58%	17,081
2017	22.719555	26.964991	18.69%	9,008
2016	20.707448	22.719555	9.72%	5,482
2015	20.842235	20.707448	-0.65%	481
2014	18.885193	20.842235	10.36%	510
2013	14.629438	18.885193	29.09%	579
2012	13.019696	14.629438	12.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.873875	16.974525	22.35%	123,523
2018	15.750078	13.873875	-11.91%	85,263
2017	13.319781	15.750078	18.25%	37,447
2016	12.453193	13.319781	6.96%	34,892
2015	12.842453	12.453193	-3.03%	33,766
2014	12.451663	12.842453	3.14%	27,369
2013	9.743653	12.451663	27.79%	3,433
2012	8.499356	9.743653	14.64%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.284350	15.233026	14.67%	4,633,936
2018	14.355133	13.284350	-7.46%	4,427,148
2017	12.979469	14.355133	10.60%	3,952,655
2016	12.392966	12.979469	4.73%	3,105,985
2015	12.690633	12.392966	-2.35%	2,285,262
2014	12.327993	12.690633	2.94%	1,951,736
2013	10.893639	12.327993	13.17%	1,405,768
2012	9.938199	10.893639	9.61%	585,301
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.823294	16.405099	18.68%	275,505
2018	15.250834	13.823294	-9.36%	238,100
2017	13.342302	15.250834	14.30%	169,558
2016	12.595360	13.342302	5.93%	118,478
2015	12.933092	12.595360	-2.61%	86,082
2014	12.515531	12.933092	3.34%	83,938
2013	10.458384	12.515531	19.67%	41,140
2012	9.324356	10.458384	12.16%	30,740
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.213702	13.341246	9.23%	1,949,226
2018	12.706472	12.213702	-3.88%	1,315,037
2017	12.103767	12.706472	4.98%	1,132,976
2016	11.722026	12.103767	3.26%	784,831
2015	11.964218	11.722026	-2.02%	483,762
2014	11.730417	11.964218	1.99%	352,676
2013	11.326218	11.730417	3.57%	246,452
2012	10.675245	11.326218	6.10%	75,861
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.179328	12.562511	12.37%	6,186,629
2018	12.181625	11.179328	-8.23%	5,853,820
2017	10.753745	12.181625	13.28%	5,277,097
2016	10.321485	10.753745	4.19%	4,665,667
2015	10.926615	10.321485	-5.54%	3,683,057
2014	10.825854	10.926615	0.93%	2,621,775
2013*	10.000000	10.825854	8.26%	572,308
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.472669	13.069077	13.91%	14,474,160
2018	12.509431	11.472669	-8.29%	13,937,825
2017	10.759508	12.509431	16.26%	11,487,390
2016	10.263252	10.759508	4.84%	9,414,585
2015	10.931527	10.263252	-6.11%	8,240,409
2014	10.964383	10.931527	-0.30%	6,262,802
2013*	10.000000	10.964383	9.64%	1,997,844

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.610151	15.870608	16.61%	1,960,368
2018	14.842214	13.610151	-8.30%	2,042,261
2017	13.194055	14.842214	12.49%	1,938,568
2016	12.523394	13.194055	5.36%	1,700,811
2015	12.825049	12.523394	-2.35%	1,618,758
2014	12.426087	12.825049	3.21%	1,379,738
2013	10.686963	12.426087	16.27%	1,321,765
2012	9.636061	10.686963	10.91%	189,109
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.821761	16.674856	20.64%	164,400
2018	15.475540	13.821761	-10.69%	121,660
2017	13.279313	15.475540	16.54%	141,745
2016	12.504478	13.279313	6.20%	100,046
2015	12.863113	12.504478	-2.79%	67,814
2014	12.463956	12.863113	3.20%	5,491
2013	10.161260	12.463956	22.66%	1,972
2012	8.984882	10.161260	13.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.028691	14.698404	12.82%	1,012,797
2018	13.861507	13.028691	-6.01%	1,024,649
2017	12.780176	13.861507	8.46%	1,020,058
2016	12.215391	12.780176	4.62%	886,741
2015	12.509532	12.215391	-2.35%	718,452
2014	12.177203	12.509532	2.73%	561,070
2013	11.091106	12.177203	9.79%	442,530
2012	10.211873	11.091106	8.61%	166,105
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.183448	15.747074	11.02%	198,921
2018	17.045717	14.183448	-16.79%	170,695
2017	14.072567	17.045717	21.13%	136,932
2016	14.100165	14.072567	-0.20%	90,988
2015	14.866112	14.100165	-5.15%	56,782
2014	16.397851	14.866112	-9.34%	25,131
2013	13.833939	16.397851	18.53%	14,261
2012	11.723024	13.833939	18.01%	4,640
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.606713	13.525036	7.28%	308,726
2018	12.862143	12.606713	-1.99%	133,881
2017	12.508297	12.862143	2.83%	96,546
2016	12.068542	12.508297	3.64%	41,445
2015	12.336118	12.068542	-2.17%	29,158
2014	11.939941	12.336118	3.32%	20,041
2013	12.360305	11.939941	-3.40%	13,379
2012	11.651623	12.360305	6.08%	2,450

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.336247	14.425686	8.17%	183,484
2018	13.712184	13.336247	-2.74%	167,331
2017	13.387989	13.712184	2.42%	74,484
2016	13.125979	13.387989	2.00%	58,631
2015	13.368004	13.125979	-1.81%	44,430
2014	12.913677	13.368004	3.52%	31,003
2013	13.357432	12.913677	-3.32%	7,411
2012	12.634477	13.357432	5.72%	2,330
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.510596	14.788656	18.21%	122,523
2018	14.113893	12.510596	-11.36%	35,482
2017	12.129861	14.113893	16.36%	21,261
2016	11.032835	12.129861	9.94%	4,146
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.925354	13.831709	15.99%	25,772
2018	13.108147	11.925354	-9.02%	33,595
2017	11.666589	13.108147	12.36%	24,154
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.652540	35.900462	21.07%	60,810
2018	36.487247	29.652540	-18.73%	53,022
2017	26.176121	36.487247	39.39%	35,713
2016	24.674670	26.176121	6.08%	14,509
2015	29.844449	24.674670	-17.32%	13,653
2014	32.075590	29.844449	-6.96%	8,316
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2019	56.276697	59.027968	4.89%	20,093
2018	57.049401	56.276697	-1.35%	10,294
2017	56.618635	57.049401	0.76%	6,992
2016	56.940028	56.618635	-0.56%	5,966
2015	57.752811	56.940028	-1.41%	1,864
2014	55.956777	57.752811	3.21%	678
2013	59.090227	55.956777	-5.30%	0
2012	58.094578	59.090227	1.71%	139
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2019	56.425721	59.184290	4.89%	11,162
2018	57.200468	56.425721	-1.35%	5,544
2017	56.768565	57.200468	0.76%	4,973
2016	57.090816	56.768565	-0.56%	1,489
2015	57.905756	57.090816	-1.41%	939
2014	56.104961	57.905756	3.21%	127
2013	59.246711	56.104961	-5.30%	90
2012	58.248425	59.246711	1.71%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	25.425166	25.541676	0.46%	508,418
2018	25.408539	25.425166	0.07%	611,637
2017	25.634244	25.408539	-0.88%	365,506
2016	25.968963	25.634244	-1.29%	240,800
2015	26.310999	25.968963	-1.30%	105,478
2014	26.657539	26.310999	-1.30%	60,169
2013	27.008645	26.657539	-1.30%	110,758
2012	27.365352	27.008645	-1.30%	7,053
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.943300	10.496533	17.37%	156,961
2018	10.636178	8.943300	-15.92%	188,373
2017	8.479950	10.636178	25.43%	146,321
2016	8.537229	8.479950	-0.67%	43,723
2015	8.937541	8.537229	-4.48%	27,229
2014	9.120905	8.937541	-2.01%	12,938
2013	7.860500	9.120905	16.03%	6,382
2012	6.911842	7.860500	13.73%	3,521
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.895458	11.837582	19.63%	374,260
2018	11.675954	9.895458	-15.25%	270,131
2017	9.504772	11.675954	22.84%	140,509
2016	9.579509	9.504772	-0.78%	33,139
2015	9.842403	9.579509	-2.67%	35,097
2014	10.629783	9.842403	-7.41%	2,619
2013	8.899785	10.629783	19.44%	951
2012	7.628054	8.899785	16.67%	609
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.499479	26.255934	22.12%	133,774
2018	23.900613	21.499479	-10.05%	112,887
2017	20.446358	23.900613	16.89%	63,485
2016	18.923306	20.446358	8.05%	53,227
2015	19.365849	18.923306	-2.29%	20,506
2014	18.689197	19.365849	3.62%	0
2013	14.880689	18.689197	25.59%	0
2012	13.008386	14.880689	14.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.545599	18.835814	13.84%	3,956,630
2018	17.619165	16.545599	-6.09%	3,488,532
2017	16.062681	17.619165	9.69%	3,290,748
2016	15.308822	16.062681	4.92%	2,716,429
2015	15.537445	15.308822	-1.47%	1,562,978
2014	15.051921	15.537445	3.23%	1,075,665
2013	13.445256	15.051921	11.95%	821,850
2012	12.453829	13.445256	7.96%	366,605

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.382820	22.945642	18.38%	201,588
2018	20.998256	19.382820	-7.69%	198,260
2017	18.530018	20.998256	13.32%	133,538
2016	17.424857	18.530018	6.34%	88,891
2015	17.748766	17.424857	-1.82%	83,629
2014	17.091735	17.748766	3.84%	42,402
2013	14.491720	17.091735	17.94%	16,794
2012	13.080661	14.491720	10.79%	3,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.594620	15.778108	8.11%	1,588,812
2018	15.059473	14.594620	-3.09%	1,427,200
2017	14.436880	15.059473	4.31%	1,089,769
2016	14.028384	14.436880	2.91%	753,692
2015	14.175624	14.028384	-1.04%	406,783
2014	13.824513	14.175624	2.54%	340,755
2013	13.361029	13.824513	3.47%	240,936
2012	12.871264	13.361029	3.81%	165,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.261028	12.559351	11.53%	4,749,604
2018	12.090316	11.261028	-6.86%	4,542,896
2017	10.741921	12.090316	12.55%	3,904,399
2016	10.295392	10.741921	4.34%	3,646,389
2015	10.780413	10.295392	-4.50%	2,926,549
2014	10.660597	10.780413	1.12%	1,738,429
2013*	10.000000	10.660597	6.61%	370,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.561261	13.150952	13.75%	13,548,957
2018	12.469311	11.561261	-7.28%	12,386,037
2017	10.800929	12.469311	15.45%	10,365,571
2016	10.231625	10.800929	5.56%	8,463,497
2015	10.793271	10.231625	-5.20%	6,137,666
2014	10.749073	10.793271	0.41%	3,689,893
2013*	10.000000	10.749073	7.49%	958,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.721954	21.757603	16.21%	1,895,724
2018	20.112294	18.721954	-6.91%	1,766,133
2017	18.043956	20.112294	11.46%	1,736,561
2016	17.062222	18.043956	5.75%	1,608,337
2015	17.344999	17.062222	-1.63%	1,254,941
2014	16.707801	17.344999	3.81%	837,879
2013	14.514442	16.707801	15.11%	841,469
2012	13.271179	14.514442	9.37%	101,242

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.541262	24.699720	20.24%	137,748
2018	22.556159	20.541262	-8.93%	160,097
2017	19.585756	22.556159	15.17%	133,480
2016	18.291615	19.585756	7.08%	80,210
2015	18.668782	18.291615	-2.02%	101,745
2014	18.021349	18.668782	3.59%	53,034
2013	14.919941	18.021349	20.79%	14,825
2012	13.288387	14.919941	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.904197	18.934030	12.01%	1,041,947
2018	17.792058	16.904197	-4.99%	862,635
2017	16.505393	17.792058	7.80%	731,591
2016	15.819996	16.505393	4.33%	643,514
2015	16.033270	15.819996	-1.33%	433,209
2014	15.509387	16.033270	3.38%	229,462
2013	14.221146	15.509387	9.06%	155,446
2012	13.336642	14.221146	6.63%	46,050
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.473601	4.74%	80,228
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.774452	7.74%	89,360
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.964880	9.65%	19,286
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.089330	0.89%	20,641
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.134675	23.307764	28.53%	152,865
2018	19.011865	18.134675	-4.61%	156,866
2017	14.830376	19.011865	28.20%	97,827
2016	14.732003	14.830376	0.67%	59,903
2015	14.473087	14.732003	1.79%	47,307
2014	13.312694	14.473087	8.72%	28,082
2013	10.034666	13.312694	32.67%	9,805
2012	8.754200	10.034666	14.63%	4,186
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.204442	13.156638	17.42%	35,928,914
2018	11.927824	11.204442	-6.06%	27,952,904
2017	10.280032	11.927824	16.03%	19,687,801
2016	9.594931	10.280032	7.14%	12,240,165
2015	9.944781	9.594931	-3.52%	6,279,058
2014*	10.000000	9.944781	-0.55%	1,483,205

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.574287	15.139071	20.40%	10,082,754
2018	13.077557	12.574287	-3.85%	7,244,303
2017	10.887163	13.077557	20.12%	5,104,203
2016	10.023328	10.887163	8.62%	2,416,361
2015	10.140998	10.023328	-1.16%	485,836
2014*	10.000000	10.140998	1.41%	182,241
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.861167	39.120613	35.55%	99,263
2018	29.701051	28.861167	-2.83%	114,283
2017	23.681032	29.701051	25.42%	93,969
2016	23.220151	23.681032	1.98%	62,498
2015	22.443641	23.220151	3.46%	6,727
2014	20.945809	22.443641	7.15%	1,702
2013	15.571403	20.945809	34.51%	1,301
2012	13.322678	15.571403	16.88%	921
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.137434	30.180390	25.04%	127,508
2018	27.015636	24.137434	-10.65%	118,029
2017	25.240682	27.015636	7.03%	85,629
2016	21.272530	25.240682	18.65%	39,784
2015	22.554556	21.272530	-5.68%	18,390
2014	20.232022	22.554556	11.48%	11,166
2013	15.567756	20.232022	29.96%	9,837
2012	13.782314	15.567756	12.95%	2,668
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	31.256919	38.764213	24.02%	310,320
2018	35.739647	31.256919	-12.54%	254,334
2017	31.274224	35.739647	14.28%	194,960
2016	26.340668	31.274224	18.73%	49,711
2015	27.381525	26.340668	-3.80%	12,250
2014	25.353753	27.381525	8.00%	6,679
2013	19.306983	25.353753	31.32%	2,129
2012	16.652215	19.306983	15.94%	822
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.092501	17.318040	14.75%	79,558
2018	18.499408	15.092501	-18.42%	76,511
2017	15.295523	18.499408	20.95%	47,215
2016	14.761123	15.295523	3.62%	27,859
2015	15.800174	14.761123	-6.58%	15,762
2014	17.723427	15.800174	-10.85%	12,201

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.737858	18.197165	23.47%	163,680
2018	16.929698	14.737858	-12.95%	70,054
2017	14.998075	16.929698	12.88%	56,709
2016	13.094066	14.998075	14.54%	48,169
2015	13.738665	13.094066	-4.69%	42,578
2014	12.626278	13.738665	8.81%	23,368
2013	9.474025	12.626278	33.27%	15,559
2012	8.163084	9.474025	16.06%	3,906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.687973	22.843465	22.24%	47,584
2018	21.803904	18.687973	-14.29%	39,136
2017	19.404857	21.803904	12.36%	35,939
2016	16.718352	19.404857	16.07%	21,789
2015	17.441873	16.718352	-4.15%	14,171
2014	15.101350	17.441873	15.50%	3,926
2013	11.276879	15.101350	33.91%	1,520
2012	9.820513	11.276879	14.83%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.198722	33.669840	33.62%	39,870
2018	27.818148	25.198722	-9.42%	38,133
2017	22.610721	27.818148	23.03%	27,483
2016	21.199435	22.610721	6.66%	10,569
2015	21.365507	21.199435	-0.78%	4,062
2014	21.111083	21.365507	1.21%	1,801
2013	14.858613	21.111083	42.08%	221
2012	13.311867	14.858613	11.62%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.527733	38.105625	17.15%	21,350
2018	39.768314	32.527733	-18.21%	23,512
2017	37.047779	39.768314	7.34%	22,721
2016	29.880711	37.047779	23.99%	15,097
2015	32.306150	29.880711	-7.51%	12,043
2014	30.657604	32.306150	5.38%	7,727
2013	22.182797	30.657604	38.20%	5,600
2012	18.682235	22.182797	18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.426685	40.119650	23.72%	16,357
2018	37.693760	32.426685	-13.97%	12,531
2017	33.735956	37.693760	11.73%	10,352
2016	27.891337	33.735956	20.95%	4,571
2015	28.804598	27.891337	-3.17%	3,492
2014	29.022648	28.804598	-0.75%	1,693
2013	20.921043	29.022648	38.72%	1,643
2012	18.396109	20.921043	13.73%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.559196	21.845021	24.41%	225,065
2018	18.902283	17.559196	-7.11%	210,624
2017	16.179428	18.902283	16.83%	176,445
2016	14.887031	16.179428	8.68%	128,945
2015	15.146489	14.887031	-1.71%	98,922
2014	13.886551	15.146489	9.07%	64,594
2013	10.154564	13.886551	36.75%	54,806
2012	9.237127	10.154564	9.93%	53,487
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.849618	17.831310	28.75%	102,273
2018	14.626461	13.849618	-5.31%	106,140
2017	13.960929	14.626461	4.77%	113,155
2016	13.197146	13.960929	5.79%	86,798
2015	14.173227	13.197146	-6.89%	51,402
2014	11.165751	14.173227	26.93%	24,451
2013	11.015389	11.165751	1.37%	11,201
2012	9.656214	11.015389	14.08%	2,749
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.067288	20.749103	29.14%	2,348,563
2018	17.114133	16.067288	-6.12%	1,843,906
2017	14.303136	17.114133	19.65%	1,441,695
2016	13.008544	14.303136	9.95%	680,848
2015	13.056769	13.008544	-0.37%	295,071
2014	11.698844	13.056769	11.61%	153,675
2013*	10.000000	11.698844	16.99%	42,319
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.469473	10.755725	2.73%	558,156
2018	10.521816	10.469473	-0.50%	381,628
2017	10.494294	10.521816	0.26%	286,855
2016	10.373648	10.494294	1.16%	235,695
2015	10.546244	10.373648	-1.64%	169,786
2014	10.632633	10.546244	-0.81%	107,700
2013	10.761332	10.632633	-1.20%	44,043
2012	10.532312	10.761332	2.17%	12,414
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.326130	17.669232	23.34%	409,812
2018	16.373188	14.326130	-12.50%	364,717
2017	14.528012	16.373188	12.70%	272,585
2016	12.177331	14.528012	19.30%	67,624
2015	12.970958	12.177331	-6.12%	28,556
2014	12.569682	12.970958	3.19%	13,679
2013*	10.000000	12.569682	25.70%	3,233

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.239895	23.284072	35.06%	110,496
2018	18.792777	17.239895	-8.26%	92,007
2017	14.930349	18.792777	25.87%	68,857
2016	14.262772	14.930349	4.68%	22,208
2015	14.500762	14.262772	-1.64%	16,796
2014	14.164867	14.500762	2.37%	4,345
2013	10.354080	14.164867	36.80%	2,778
2012	9.150703	10.354080	13.15%	175
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.766438	12.132744	12.69%	7,484
2018	11.655897	10.766438	-7.63%	11,665
2017	10.712003	11.655897	8.81%	6,475
2016	10.256266	10.712003	4.44%	6,368
2015	10.911782	10.256266	-6.01%	6,344
2014	10.765876	10.911782	1.36%	5,061
2013	10.149856	10.765876	6.07%	0
2012*	10.000000	10.149856	1.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.257500	12.960107	15.12%	1,366
2018	12.546719	11.257500	-10.28%	1,367
2017	10.833490	12.546719	15.81%	5,935
2016	10.438065	10.833490	3.79%	6,897
2015	11.670056	10.438065	-10.56%	17,037
2014	11.720156	11.670056	-0.43%	12,406
2013	10.268646	11.720156	14.14%	0
2012*	10.000000	10.268646	2.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.315931	12.942721	14.38%	1,050
2018	12.410889	11.315931	-8.82%	1,118
2017	11.067000	12.410889	12.14%	1,199
2016	10.593205	11.067000	4.47%	1,270
2015	11.500049	10.593205	-7.89%	9,716
2014	11.367494	11.500049	1.17%	9,548
2013	10.286304	11.367494	10.51%	0
2012*	10.000000	10.286304	2.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.857233	11.974557	10.29%	59,640
2018	11.634778	10.857233	-6.68%	61,139
2017	10.396674	11.634778	11.91%	57,644
2016	9.329288	10.396674	11.44%	39,006
2015	10.408498	9.329288	-10.37%	27,513
2014	10.497838	10.408498	-0.85%	23,881
2013	10.624494	10.497838	-1.19%	13,819
2012*	10.000000	10.624494	6.24%	6,668

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.042953	11.364808	13.16%	67,583
2018	10.691884	10.042953	-6.07%	59,503
2017	9.867279	10.691884	8.36%	48,401
2016	8.830153	9.867279	11.75%	26,557
2015	9.163182	8.830153	-3.63%	14,825
2014	9.155270	9.163182	0.09%	1,299
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.465432	12.099198	5.53%	31,898
2018	12.110606	11.465432	-5.33%	29,939
2017	11.080258	12.110606	9.30%	28,911
2016	10.909064	11.080258	1.57%	16,866
2015	11.907130	10.909064	-8.38%	6,377
2014	12.027758	11.907130	-1.00%	6,548
2013	13.042689	12.027758	-7.78%	3,754
2012	12.557857	13.042689	3.86%	3,178
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.325917	11.617299	2.57%	1,137,562
2018	11.448769	11.325917	-1.07%	1,018,243
2017	11.455698	11.448769	-0.06%	844,354
2016	11.456652	11.455698	-0.01%	672,437
2015	11.583367	11.456652	-1.09%	516,821
2014	11.648781	11.583367	-0.56%	217,395
2013	11.829684	11.648781	-1.53%	155,968
2012	11.334165	11.829684	4.37%	28,993
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.224159	10.363327	1.36%	452,544
2018	10.213804	10.224159	0.10%	295,905
2017	10.114803	10.213804	0.98%	127,393
2016*	10.000000	10.114803	1.15%	41,066
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.932460	11.680251	6.84%	1,284,257
2018	11.148048	10.932460	-1.93%	1,098,080
2017	10.775420	11.148048	3.46%	684,577
2016	10.642012	10.775420	1.25%	441,254
2015	10.746116	10.642012	-0.97%	287,262
2014	10.452058	10.746116	2.81%	204,072
2013	10.811694	10.452058	-3.33%	180,230
2012	10.004024	10.811694	8.07%	80,529
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.484904	21.598420	23.53%	28,536
2018	21.903042	17.484904	-20.17%	18,863
2017	17.530889	21.903042	24.94%	11,648
2016	18.207858	17.530889	-3.72%	5,162

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.971167	44.398632	26.96%	135,421
2018	35.133185	34.971167	-0.46%	131,587
2017	27.959682	35.133185	25.66%	106,958
2016	31.726679	27.959682	-11.87%	57,967
2015	28.580474	31.726679	11.01%	40,102
2014	22.066684	28.580474	29.52%	33,093
2013	14.854028	22.066684	48.56%	18,648
2012	11.488675	14.854028	29.29%	2,290
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.294856	5.829420	10.10%	105,876
2018	7.495412	5.294856	-29.36%	90,246
2017	7.746583	7.495412	-3.24%	82,651
2016	5.472537	7.746583	41.55%	46,304
2015	8.353783	5.472537	-34.49%	43,796
2014	10.494193	8.353783	-20.40%	30,539
2013	9.639938	10.494193	8.86%	21,273
2012*	10.000000	9.639938	-3.60%	8,412
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.794517	7.95%	7,251
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.232592	37.248496	23.21%	81,198
2018	30.237241	30.232592	-0.02%	56,058
2017	24.340346	30.237241	24.23%	43,524
2016	22.887061	24.340346	6.35%	34,712
2015	23.876779	22.887061	-4.15%	25,658
2014	24.654228	23.876779	-3.15%	14,080
2013	16.626985	24.654228	48.28%	6,351
2012	15.617243	16.626985	6.47%	1,029

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.673956	13.251363	13.51%	41,256
2018	12.792670	11.673956	-8.74%	44,588
2017	11.359833	12.792670	12.61%	54,438
2016	11.156806	11.359833	1.82%	54,916
2015	11.475907	11.156806	-2.78%	58,190
2014	11.180324	11.475907	2.64%	47,147
2013	10.140494	11.180324	10.25%	33,551
2012*	10.000000	10.140494	1.40%	20,597
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.648438	8.798591	15.04%	28,495
2018*	10.000000	7.648438	-23.52%	4,249
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	36.752050	43.405572	18.10%	55,276
2018	44.053137	36.752050	-16.57%	53,946
2017	39.629646	44.053137	11.16%	51,825
2016	32.238653	39.629646	22.93%	34,681
2015	34.705808	32.238653	-7.11%	27,493
2014	32.341074	34.705808	7.31%	22,535
2013	23.855345	32.341074	35.57%	5,665
2012	20.443677	23.855345	16.69%	486
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.151463	14.107442	7.27%	174,399
2018	13.740142	13.151463	-4.28%	162,494
2017	13.454783	13.740142	2.12%	110,796
2016	13.085020	13.454783	2.83%	102,176
2015	13.620468	13.085020	-3.93%	74,022
2014	13.386176	13.620468	1.75%	63,618
2013	14.849176	13.386176	-9.85%	59,784
2012	14.038950	14.849176	5.77%	14,167
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.648276	32.588296	27.06%	140,363
2018	29.919341	25.648276	-14.28%	122,486
2017	27.248879	29.919341	9.80%	100,585
2016	22.541708	27.248879	20.88%	66,870
2015	23.252270	22.541708	-3.06%	41,320
2014	20.308520	23.252270	14.50%	26,799
2013	15.871948	20.308520	27.95%	16,749
2012	13.864384	15.871948	14.48%	1,789

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.284496	15.438677	16.22%	1,031,379
2018	14.182234	13.284496	-6.33%	1,063,435
2017	12.540954	14.182234	13.09%	1,105,989
2016	11.868106	12.540954	5.67%	1,042,115
2015	12.179333	11.868106	-2.56%	1,069,558
2014	12.015318	12.179333	1.37%	844,186
2013	10.116372	12.015318	18.77%	491,789
2012*	10.000000	10.116372	1.16%	49,425
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.323351	11.679779	13.14%	199,626
2018	10.793182	10.323351	-4.35%	156,798
2017	10.232765	10.793182	5.48%	107,504
2016	9.207819	10.232765	11.13%	52,535
2015*	10.000000	9.207819	-7.92%	13,945
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.814207	10.551241	7.51%	770,330
2018	10.036898	9.814207	-2.22%	715,958
2017	9.872784	10.036898	1.66%	559,539
2016	9.782161	9.872784	0.93%	348,282
2015*	10.000000	9.782161	-2.18%	121,077
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.668206	14.649349	25.55%	387,538
2018	12.795882	11.668206	-8.81%	425,588
2017	11.151274	12.795882	14.75%	460,639
2016	9.754172	11.151274	14.32%	417,747
2015*	10.000000	9.754172	-2.46%	137,356
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.414754	17.879455	15.99%	628,379
2018	16.934247	15.414754	-8.97%	678,534
2017	15.118854	16.934247	12.01%	665,457
2016	14.785838	15.118854	2.25%	569,627
2015	15.162806	14.785838	-2.49%	559,305
2014	15.101908	15.162806	0.40%	306,597
2013	13.400106	15.101908	12.70%	141,061
2012	12.371587	13.400106	8.31%	33,788
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.150874	13.164430	18.06%	119,037
2018	13.427947	11.150874	-16.96%	117,130
2017	11.849602	13.427947	13.32%	105,561
2016	10.442149	11.849602	13.48%	85,281
2015	10.874804	10.442149	-3.98%	55,920
2014*	10.000000	10.874804	8.75%	17,206

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	40.520388	48.778307	20.38%	2,069
2018	45.197767	40.520388	-10.35%	2,027
2017	40.820944	45.197767	10.72%	2,077
2016	32.960905	40.820944	23.85%	2,145
2015	34.260992	32.960905	-3.79%	2,201
2014	33.088129	34.260992	3.54%	2,235
2013	23.872229	33.088129	38.61%	2,185
2012	20.940231	23.872229	14.00%	707
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	30.293514	38.904423	28.42%	2,755
2018	32.326788	30.293514	-6.29%	2,585
2017	27.074477	32.326788	19.40%	2,924
2016	24.663825	27.074477	9.77%	3,236
2015	24.823836	24.663825	-0.64%	3,472
2014	22.281987	24.823836	11.41%	3,309
2013	17.175596	22.281987	29.73%	3,163
2012	15.100981	17.175596	13.74%	5,685
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	26.058128	34.796634	33.53%	23,380
2018	28.480106	26.058128	-8.50%	21,352
2017	22.764077	28.480106	25.11%	22,054
2016	21.470768	22.764077	6.02%	26,227
2015	22.405778	21.470768	-4.17%	23,723
2014	21.095858	22.405778	6.21%	15,703
2013	17.725526	21.095858	19.01%	10,334
2012	16.339629	17.725526	8.48%	2,281
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.638360	11.062411	14.77%	21,125
2018	10.193589	9.638360	-5.45%	19,640
2017*	10.000000	10.193589	1.94%	2,465
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.617971	17.131929	25.80%	152,259
2018	16.647301	13.617971	-18.20%	115,358
2017	15.122034	16.647301	10.09%	88,958
2016	11.711151	15.122034	29.13%	48,905
2015	12.710932	11.711151	-7.87%	22,437
2014	12.218031	12.710932	4.03%	12,035
2013*	10.000000	12.218031	22.18%	1,051
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.456565	11.028815	5.47%	261,168
2018	10.625809	10.456565	-1.59%	306,130
2017	10.428192	10.625809	1.90%	161,536
2016	9.717260	10.428192	7.32%	71,638
2015	9.964097	9.717260	-2.48%	36,699
2014	10.058270	9.964097	-0.94%	9,823

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.233851	10.478045	27.26%	76,497
2018*	10.000000	8.233851	-17.66%	20,013
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.136094	18.397354	14.01%	220,484
2018	17.112479	16.136094	-5.71%	221,748
2017	15.401425	17.112479	11.11%	191,470
2016	14.858201	15.401425	3.66%	138,100
2015	15.164901	14.858201	-2.02%	131,477
2014	14.773700	15.164901	2.65%	92,983
2013	13.250120	14.773700	11.50%	13,566
2012	12.055916	13.250120	9.91%	1,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.021396	20.099016	18.08%	128,113
2018	18.400443	17.021396	-7.49%	136,664
2017	16.067226	18.400443	14.52%	126,533
2016	15.416643	16.067226	4.22%	149,169
2015	15.723594	15.416643	-1.95%	134,268
2014	15.261712	15.723594	3.03%	26,555
2013	13.399134	15.261712	13.90%	29,898
2012	12.031099	13.399134	11.37%	21,251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.136290	22.171738	22.25%	96,830
2018	20.027156	18.136290	-9.44%	85,604
2017	16.845263	20.027156	18.89%	46,196
2016	16.076388	16.845263	4.78%	19,656
2015	16.408113	16.076388	-2.02%	13,158
2014	15.903619	16.408113	3.17%	8,411
2013	13.298675	15.903619	19.59%	1,144
2012	11.722046	13.298675	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.218659	13.715224	22.25%	1,244,017
2018	11.919833	11.218659	-5.88%	873,319
2017	10.421293	11.919833	14.38%	546,004
2016*	10.000000	10.421293	4.21%	317,096
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	34.427725	44.517136	29.31%	28,365
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.455605	13.474088	8.18%	166,650
2018	16.809862	12.455605	-25.90%	168,071
2017	17.552257	16.809862	-4.23%	163,818
2016	13.346796	17.552257	31.51%	123,377
2015	17.098213	13.346796	-21.94%	89,582
2014	19.899161	17.098213	-14.08%	52,092
2013	16.272913	19.899161	22.28%	25,991
2012	15.774479	16.272913	3.16%	10,072

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	25.240716	31.601536	25.20%	311,018
2018	28.019440	25.240716	-9.92%	315,681
2017	25.250638	28.019440	10.97%	260,669
2016	21.777475	25.250638	15.95%	248,456
2015	23.087678	21.777475	-5.67%	171,085
2014	21.607082	23.087678	6.85%	115,273
2013	17.160639	21.607082	25.91%	71,996
2012	14.884062	17.160639	15.30%	18,828
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.554690	14.759433	27.74%	819,355
2018	12.919269	11.554690	-10.56%	576,742
2017	11.247098	12.919269	14.87%	408,575
2016*	10.000000	11.247098	12.47%	261,384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	33.735838	44.520221	31.97%	395,918
2018	34.401217	33.735838	-1.93%	300,172
2017	25.904429	34.401217	32.80%	245,022
2016	26.153997	25.904429	-0.95%	162,832
2015	24.837424	26.153997	5.30%	130,271
2014	22.714143	24.837424	9.35%	65,223
2013	16.955741	22.714143	33.96%	56,191
2012	15.047317	16.955741	12.68%	8,660
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.158474	15.257639	7.76%	850,142
2018	14.489338	14.158474	-2.28%	670,348
2017	14.144731	14.489338	2.44%	532,353
2016	13.744097	14.144731	2.91%	382,271
2015	14.072984	13.744097	-2.34%	92,029
2014	13.527342	14.072984	4.03%	66,890
2013	14.023325	13.527342	-3.54%	45,337
2012	13.481898	14.023325	4.02%	16,706
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	39.362126	47.756014	21.32%	70,217
2018	46.892314	39.362126	-16.06%	73,191
2017	39.493541	46.892314	18.73%	75,116
2016	35.822143	39.493541	10.25%	68,359
2015	36.969835	35.822143	-3.10%	48,308
2014	35.397752	36.969835	4.44%	20,643
2013	26.449304	35.397752	33.83%	12,636
2012	23.439599	26.449304	12.84%	930
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	22.410688	28.145248	25.59%	110,600
2018	26.787398	22.410688	-16.34%	86,614
2017	20.920479	26.787398	28.04%	54,440
2016	22.419319	20.920479	-6.69%	33,421
2015	22.034401	22.419319	1.75%	27,928

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.357417	13.754409	21.11%	38,195
2018	12.327091	11.357417	-7.87%	24,399
2017	12.059454	12.327091	2.22%	11,544
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.629296	14.910328	18.06%	184,440
2018	14.192095	12.629296	-11.01%	184,855
2017	12.866376	14.192095	10.30%	191,446
2016	11.540652	12.866376	11.49%	209,941
2015	12.492611	11.540652	-7.62%	181,769
2014	12.331646	12.492611	1.31%	128,865
2013	10.114985	12.331646	21.91%	39,207
2012	8.904117	10.114985	13.60%	2,075
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.793369	18.054677	14.32%	433,707
2018	16.756432	15.793369	-5.75%	388,203
2017	15.510527	16.756432	8.03%	341,256
2016	13.809495	15.510527	12.32%	280,383
2015	15.083890	13.809495	-8.45%	236,987
2014	14.637928	15.083890	3.05%	162,825
2013	13.042512	14.637928	12.23%	90,996
2012	11.754372	13.042512	10.96%	35,450
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	35.520487	44.206298	24.45%	2,355
2018	41.394850	35.520487	-14.19%	2,340
2017	37.978092	41.394850	9.00%	2,237
2016	29.614719	37.978092	28.24%	2,198
2015	32.463879	29.614719	-8.78%	2,303
2014	32.771185	32.463879	-0.94%	2,261
2013	24.420447	32.771185	34.20%	3,681
2012	20.942325	24.420447	16.61%	1,132
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.413283	9.458727	0.48%	313,759
2018	9.375742	9.413283	0.40%	303,922
2017	9.338287	9.375742	0.40%	263,450
2016	9.209481	9.338287	1.40%	172,183
2015	9.770332	9.209481	-5.74%	142,297
2014	9.740559	9.770332	0.31%	120,479
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.703917	12.904458	10.26%	70,752
2018	12.421727	11.703917	-5.78%	71,001
2017	11.148591	12.421727	11.42%	70,771
2016	10.847392	11.148591	2.78%	34,006
2015	11.692785	10.847392	-7.23%	38,892
2014	11.420270	11.692785	2.39%	42,810
2013	10.209122	11.420270	11.86%	14,764
2012*	10.000000	10.209122	2.09%	6,462

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.393040	10.068356	7.19%	17,853
2018*	10.000000	9.393040	-6.07%	7,736
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.578255	9.907553	3.44%	71,157
2018	10.244811	9.578255	-6.51%	50,166
2017	10.031763	10.244811	2.12%	47,145
2016	10.233604	10.031763	-1.97%	42,949
2015	10.200841	10.233604	0.32%	40,032
2014	9.895117	10.200841	3.09%	20,979
2013*	10.000000	9.895117	-1.05%	14,521
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.344408	16.435223	23.16%	32,840
2018	15.326642	13.344408	-12.93%	35,822
2017	13.570814	15.326642	12.94%	39,074
2016	12.174429	13.570814	11.47%	58,862
2015	12.912582	12.174429	-5.72%	60,340
2014	12.584499	12.912582	2.61%	50,335
2013	9.945246	12.584499	26.54%	11,754
2012*	10.000000	9.945246	-0.55%	3,484
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	34.343909	44.469364	29.48%	60,094
2018	40.262527	34.343909	-14.70%	53,110
2017	29.983699	40.262527	34.28%	37,991
2016	30.486943	29.983699	-1.65%	35,131
2015	29.854846	30.486943	2.12%	30,173
2014	29.698897	29.854846	0.53%	18,429
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.665246	10.921061	26.03%	342,987
2018	10.936231	8.665246	-20.77%	310,846
2017	8.780309	10.936231	24.55%	227,504
2016	9.162447	8.780309	-4.17%	133,366
2015	9.021770	9.162447	1.56%	82,575
2014*	10.000000	9.021770	-9.78%	11,833
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	27.222507	35.324393	29.76%	62,204
2018	30.074716	27.222507	-9.48%	57,862
2017	26.176685	30.074716	14.89%	47,060
2016	23.876535	26.176685	9.63%	41,088
2015	23.509733	23.876535	1.56%	21,169
2014	21.619216	23.509733	8.74%	10,419
2013	16.698524	21.619216	29.47%	5,846
2012	14.538622	16.698524	14.86%	2,446

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	37.773660	46.930588	24.24%	60,402
2018	42.870213	37.773660	-11.89%	58,079
2017	38.206492	42.870213	12.21%	46,645
2016	32.961659	38.206492	15.91%	27,363
2015	35.635188	32.961659	-7.50%	20,176
2014	32.401575	35.635188	9.98%	9,686
2013	23.392100	32.401575	38.52%	4,718
2012	20.182810	23.392100	15.90%	822
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.711081	17.646171	19.95%	294,675
2018	15.795509	14.711081	-6.87%	319,944
2017	13.557910	15.795509	16.50%	355,099
2016	14.126617	13.557910	-4.03%	387,280
2015	15.647829	14.126617	-9.72%	543,370
2014	16.769076	15.647829	-6.69%	315,054
2013	13.605136	16.769076	23.26%	108,241
2012	11.590239	13.605136	17.38%	46,833
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.599668	13.799771	9.52%	76,830
2018	13.069000	12.599668	-3.59%	83,751
2017	12.436864	13.069000	5.08%	100,048
2016	10.866746	12.436864	14.45%	104,614
2015	11.799816	10.866746	-7.91%	84,723
2014	11.755603	11.799816	0.38%	54,259
2013	10.800595	11.755603	8.84%	22,147
2012*	10.000000	10.800595	8.01%	7,301
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.320329	22.174772	35.87%	214,870
2018	16.579945	16.320329	-1.57%	159,818
2017	13.264130	16.579945	25.00%	129,784
2016	12.689521	13.264130	4.53%	92,834
2015	13.673097	12.689521	-7.19%	80,373
2014	12.868630	13.673097	6.25%	53,615
2013	10.054450	12.868630	27.99%	23,892
2012*	10.000000	10.054450	0.54%	8,634
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.740272	10.484294	7.64%	166,454
2018	10.018299	9.740272	-2.78%	137,598
2017	9.840496	10.018299	1.81%	123,584
2016	9.772826	9.840496	0.69%	90,627
2015*	10.000000	9.772826	-2.27%	47,929

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	42.054641	56.689491	34.80%	5,796
2018	41.977201	42.054641	0.18%	6,986
2017	32.781337	41.977201	28.05%	7,647
2016	32.645068	32.781337	0.42%	9,427
2015	29.607804	32.645068	10.26%	9,668
2014	27.712084	29.607804	6.84%	13,106
2013	21.494993	27.712084	28.92%	10,312
2012	17.619325	21.494993	22.00%	2,596
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.431298	33.424228	42.65%	222,581
2018	23.575829	23.431298	-0.61%	179,371
2017	16.515750	23.575829	42.75%	121,338
2016	14.726675	16.515750	12.15%	83,411
2015	14.287203	14.726675	3.08%	64,795
2014	13.264828	14.287203	7.71%	18,697
2013	9.946570	13.264828	33.36%	10,449
2012*	10.000000	9.946570	-0.53%	793
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	26.215527	32.718619	24.81%	41,137
2018	31.364673	26.215527	-16.42%	41,743
2017	24.342252	31.364673	28.85%	33,789
2016	26.488693	24.342252	-8.10%	34,491
2015	29.488521	26.488693	-10.17%	35,962
2014	34.059408	29.488521	-13.42%	5,738
2013	30.256865	34.059408	12.57%	1,628
2012	27.141314	30.256865	11.48%	36
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.949799	-0.50%	20,955
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.736597	10.166764	16.37%	428,164
2018	10.891574	8.736597	-19.79%	361,157
2017	8.649942	10.891574	25.91%	238,215
2016	7.270472	8.649942	18.97%	104,282
2015	9.233048	7.270472	-21.26%	64,401
2014	9.829484	9.233048	-6.07%	16,462
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.934312	10.608237	6.78%	208,799
2018	10.191052	9.934312	-2.52%	154,304
2017	9.960942	10.191052	2.31%	75,254
2016*	10.000000	9.960942	-0.39%	24,230

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.109335	22.417151	39.16%	127,978
2018	16.641860	16.109335	-3.20%	71,088
2017	13.373104	16.641860	24.44%	39,278
2016	12.478260	13.373104	7.17%	38,525
2015	12.946089	12.478260	-3.61%	37,153
2014	14.208095	12.946089	-8.88%	34,032
2013	10.214213	14.208095	39.10%	16,649
2012*	10.000000	10.214213	2.14%	3,542
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	31.013786	39.562265	27.56%	245,046
2018	35.126836	31.013786	-11.71%	214,536
2017	30.388282	35.126836	15.59%	166,692
2016	27.114479	30.388282	12.07%	129,622
2015	27.786939	27.114479	-2.42%	83,611
2014	25.598429	27.786939	8.55%	24,869
2013	19.165838	25.598429	33.56%	11,729
2012	16.791481	19.165838	14.14%	1,904
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.843275	8.43%	37,706
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.673368	21.874053	23.77%	491,196
2018	19.876965	17.673368	-11.09%	445,103
2017	15.911391	19.876965	24.92%	284,482
2016	15.555483	15.911391	2.29%	163,687
2015	14.853591	15.555483	4.73%	122,189
2014	14.910887	14.853591	-0.38%	87,795
2013	11.860324	14.910887	25.72%	39,520
2012	10.386610	11.860324	14.19%	3,293
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.356373	11.784292	25.95%	76,099
2018	10.313322	9.356373	-9.28%	73,880
2017	9.302939	10.313322	10.86%	50,913
2016	8.214694	9.302939	13.25%	23,369
2015*	10.000000	8.214694	-17.85%	1,786
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.646031	21.553165	22.14%	3,538
2018	19.302482	17.646031	-8.58%	2,944
2017	16.674424	19.302482	15.76%	3,220
2016	15.249567	16.674424	9.34%	3,155
2015	16.677082	15.249567	-8.56%	2,772
2014	17.287894	16.677082	-3.53%	2,486
2013	13.304255	17.287894	29.94%	1,180
2012	11.014999	13.304255	20.78%	793

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.445997	19.565963	18.97%	5,350,910
2018	17.572831	16.445997	-6.41%	4,670,070
2017	15.406496	17.572831	14.06%	3,727,792
2016	14.349082	15.406496	7.37%	2,731,570
2015	14.425632	14.349082	-0.53%	1,927,310
2014	13.949176	14.425632	3.42%	1,006,064
2013	11.486841	13.949176	21.44%	411,402
2012	10.078216	11.486841	13.98%	63,378
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.395394	12.232788	7.35%	3,779,100
2018	11.695426	11.395394	-2.57%	3,265,596
2017	11.503572	11.695426	1.67%	2,454,303
2016	11.376737	11.503572	1.11%	1,441,464
2015	11.576733	11.376737	-1.73%	837,813
2014	11.195652	11.576733	3.40%	502,831
2013	11.666419	11.195652	-4.04%	314,425
2012	11.284076	11.666419	3.39%	60,799
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.186832	24.144363	32.76%	861,622
2018	20.386306	18.186832	-10.79%	745,236
2017	15.802297	20.386306	29.01%	522,779
2016	16.012287	15.802297	-1.31%	326,469
2015	15.257817	16.012287	4.94%	196,290
2014	15.210958	15.257817	0.31%	120,278
2013	12.004302	15.210958	26.71%	43,524
2012	9.982671	12.004302	20.25%	1,192
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.240195	25.974621	28.33%	1,216,558
2018	20.685959	20.240195	-2.15%	1,049,351
2017	16.432296	20.685959	25.89%	881,942
2016	15.295493	16.432296	7.43%	625,313
2015	14.590661	15.295493	4.83%	427,692
2014	13.707124	14.590661	6.45%	216,200
2013	10.736608	13.707124	27.67%	64,096
2012	9.284769	10.736608	15.64%	8,904
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.734584	20.714411	23.78%	3,845,234
2018	17.370424	16.734584	-3.66%	3,344,576
2017	14.462890	17.370424	20.10%	2,470,115
2016	13.217109	14.462890	9.43%	1,792,751
2015	13.274140	13.217109	-0.43%	1,205,509
2014	12.225884	13.274140	8.57%	711,102
2013	9.334537	12.225884	30.97%	409,433
2012	8.095662	9.334537	15.30%	101,812

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.769078	16.956671	7.53%	203,616
2018	16.395016	15.769078	-3.82%	181,534
2017	15.652937	16.395016	4.74%	134,648
2016	14.625971	15.652937	7.02%	91,462
2015	15.290661	14.625971	-4.35%	75,363
2014	14.943173	15.290661	2.33%	57,024
2013	15.343265	14.943173	-2.61%	25,266
2012	13.877508	15.343265	10.56%	6,334
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	28.113688	35.170484	25.10%	240,865
2018	30.845341	28.113688	-8.86%	189,995
2017	26.607320	30.845341	15.93%	107,590
2016	22.974020	26.607320	15.81%	46,980
2015	24.949517	22.974020	-7.92%	36,969
2014	23.253744	24.949517	7.29%	22,411
2013	17.448408	23.253744	33.27%	17,390
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.889064	11.196512	13.22%	778,553
2018	10.969763	9.889064	-9.85%	786,171
2017	9.402992	10.969763	16.66%	596,533
2016	9.270047	9.402992	1.43%	330,060
2015*	10.000000	9.270047	-7.30%	83,953
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.081024	10.583779	4.99%	68,485
2018*	10.000000	10.081024	0.81%	17,353
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.873267	24.721091	13.02%	23,425
2018	22.894825	21.873267	-4.46%	23,080
2017	21.771415	22.894825	5.16%	21,768
2016	19.361187	21.771415	12.45%	16,308
2015	20.182268	19.361187	-4.07%	8,734
2014	19.980044	20.182268	1.01%	4,640
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.251298	20.503495	26.17%	130,324
2018	17.370004	16.251298	-6.44%	125,168
2017	14.134119	17.370004	22.89%	47,033
2016	12.637235	14.134119	11.85%	4,309
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.204565	13.352209	30.85%	67,246
2018	12.433532	10.204565	-17.93%	70,324
2017	10.054717	12.433532	23.66%	65,365
2016	10.466118	10.054717	-3.93%	65,167
2015	10.695524	10.466118	-2.14%	58,632
2014	11.007230	10.695524	-2.83%	42,466
2013	9.229482	11.007230	19.26%	29,071
2012	8.111439	9.229482	13.78%	12,027
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.967990	35.543691	27.09%	24,547
2018	28.475291	27.967990	-1.78%	10,595
2017	24.040613	28.475291	18.45%	6,180
2016	21.955863	24.040613	9.50%	5,544
2015	22.143658	21.955863	-0.85%	4,501
2014	20.105154	22.143658	10.14%	1,160
2013	15.606084	20.105154	28.83%	456
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.576843	16.577464	22.10%	190,733
2018	15.444374	13.576843	-12.09%	174,881
2017	13.087676	15.444374	18.01%	163,313
2016	12.260961	13.087676	6.74%	126,728
2015	12.669896	12.260961	-3.23%	114,281
2014	12.309310	12.669896	2.93%	48,666
2013	9.651801	12.309310	27.53%	12,211
2012	8.436374	9.651801	14.41%	737
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.000006	14.876760	14.44%	614,321
2018	14.076568	13.000006	-7.65%	646,370
2017	12.753355	14.076568	10.38%	643,768
2016	12.201732	12.753355	4.52%	567,414
2015	12.520180	12.201732	-2.54%	658,647
2014	12.187106	12.520180	2.73%	476,314
2013	10.790994	12.187106	12.94%	307,377
2012	9.864594	10.790994	9.39%	111,573
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.527410	16.021452	18.44%	434,760
2018	14.954874	13.527410	-9.55%	386,268
2017	13.109852	14.954874	14.07%	386,282
2016	12.400975	13.109852	5.72%	168,108
2015	12.759356	12.400975	-2.81%	164,144
2014	12.372459	12.759356	3.13%	70,141
2013	10.359815	12.372459	19.43%	59,927
2012	9.255266	10.359815	11.93%	20,645

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.952312	13.029277	9.01%	330,439
2018	12.459936	11.952312	-4.07%	130,359
2017	11.892951	12.459936	4.77%	158,332
2016	11.541168	11.892951	3.05%	167,234
2015	11.803545	11.541168	-2.22%	122,081
2014	11.596375	11.803545	1.79%	65,521
2013	11.219522	11.596375	3.36%	15,910
2012	10.596201	11.219522	5.88%	6,068
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.051554	12.393766	12.15%	1,100,001
2018	12.066988	11.051554	-8.41%	1,015,184
2017	10.674097	12.066988	13.05%	1,037,010
2016	10.265765	10.674097	3.98%	918,471
2015	10.889702	10.265765	-5.73%	944,310
2014	10.811191	10.889702	0.73%	589,701
2013*	10.000000	10.811191	8.11%	207,583
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.341513	12.893495	13.68%	2,609,712
2018	12.391690	11.341513	-8.47%	2,699,937
2017	10.679797	12.391690	16.03%	2,491,732
2016	10.207837	10.679797	4.62%	1,999,969
2015	10.894591	10.207837	-6.30%	1,837,854
2014	10.949532	10.894591	-0.50%	1,332,622
2013*	10.000000	10.949532	9.50%	417,696
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.318875	15.499487	16.37%	940,017
2018	14.554241	13.318875	-8.49%	807,329
2017	12.964251	14.554241	12.26%	811,832
2016	12.330186	12.964251	5.14%	680,519
2015	12.652825	12.330186	-2.55%	637,025
2014	12.284112	12.652825	3.00%	541,807
2013	10.586292	12.284112	16.04%	451,079
2012	9.564729	10.586292	10.68%	17,750
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.525844	16.284802	20.40%	423,783
2018	15.175152	13.525844	-10.87%	413,426
2017	13.047898	15.175152	16.30%	370,852
2016	12.311451	13.047898	5.98%	285,417
2015	12.690284	12.311451	-2.99%	173,539
2014	12.321460	12.690284	2.99%	118,065
2013	10.065473	12.321460	22.41%	34,568
2012	8.918301	10.065473	12.86%	18,989

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.749829	14.354656	12.59%	351,903
2018	13.592532	12.749829	-6.20%	304,181
2017	12.557554	13.592532	8.24%	244,112
2016	12.026908	12.557554	4.41%	199,685
2015	12.341521	12.026908	-2.55%	208,190
2014	12.038041	12.341521	2.52%	190,751
2013	10.986603	12.038041	9.57%	141,334
2012	10.136240	10.986603	8.39%	55,081
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.907986	15.409950	10.80%	82,969
2018	16.748820	13.907986	-16.96%	78,892
2017	13.855431	16.748820	20.88%	67,223
2016	13.910722	13.855431	-0.40%	43,944
2015	14.696173	13.910722	-5.34%	35,154
2014	16.243345	14.696173	-9.52%	14,106
2013	13.731408	16.243345	18.29%	5,210
2012	11.659822	13.731408	17.77%	469
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.336915	13.208778	7.07%	184,681
2018	12.612591	12.336915	-2.19%	109,884
2017	12.290443	12.612591	2.62%	64,398
2016	11.882352	12.290443	3.43%	45,485
2015	12.170461	11.882352	-2.37%	42,262
2014	11.803521	12.170461	3.11%	26,953
2013	12.243899	11.803521	-3.60%	69,251
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.050835	14.088356	7.95%	50,420
2018	13.446111	13.050835	-2.94%	49,637
2017	13.154782	13.446111	2.21%	43,794
2016	12.923440	13.154782	1.79%	37,182
2015	13.188452	12.923440	-2.01%	24,277
2014	12.766100	13.188452	3.31%	14,961
2013	13.231603	12.766100	-3.52%	12,889
2012	12.540931	13.231603	5.51%	3,491
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.367558	14.589960	17.97%	49,245
2018	13.981042	12.367558	-11.54%	26,010
2017	12.040008	13.981042	16.12%	18,940
2016	10.973279	12.040008	9.72%	9,588
2015	11.503799	10.973279	-4.61%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.789033	13.645892	15.75%	9,564
2018	12.984767	11.789033	-9.21%	9,047
2017	11.580162	12.984767	12.13%	4,675
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.967817	36.208667	20.83%	72,014
2018	36.950581	29.967817	-18.90%	67,682
2017	26.562104	36.950581	39.11%	48,141
2016	25.089180	26.562104	5.87%	47,993
2015	30.407499	25.089180	-17.49%	42,142
2014	32.747134	30.407499	-7.14%	31,822
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.505208	13.089990	4.68%	132,975
2018	12.702788	12.505208	-1.56%	94,287
2017	12.632400	12.702788	0.56%	78,620
2016	12.729829	12.632400	-0.77%	33,070
2015	12.937757	12.729829	-1.61%	18,560
2014	12.560856	12.937757	3.00%	736
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.317698	9.341423	0.25%	669,855
2018	9.330622	9.317698	-0.14%	812,945
2017	9.432569	9.330622	-1.08%	363,911
2016	9.575089	9.432569	-1.49%	331,499
2015	9.720901	9.575089	-1.50%	283,333
2014	9.868932	9.720901	-1.50%	180,251
2013	10.019216	9.868932	-1.50%	60,412
2012	10.172213	10.019216	-1.50%	19,182
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.751811	10.250978	17.13%	130,991
2018	10.429714	8.751811	-16.09%	112,948
2017	8.332151	10.429714	25.17%	132,582
2016	8.405428	8.332151	-0.87%	93,031
2015	8.817441	8.405428	-4.67%	81,444
2014	9.016627	8.817441	-2.21%	50,518
2013	7.786405	9.016627	15.80%	6,175
2012	6.860618	7.786405	13.49%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.644328	11.513792	19.38%	775,534
2018	11.402898	9.644328	-15.42%	515,788
2017	9.301272	11.402898	22.60%	260,726
2016	9.393399	9.301272	-0.98%	93,248
2015	9.670779	9.393399	-2.87%	64,059
2014	10.465650	9.670779	-7.60%	34,984
2013	8.780151	10.465650	19.20%	2,516
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.745698	32.596637	21.88%	66,449
2018	29.793487	26.745698	-10.23%	49,911
2017	25.539133	29.793487	16.66%	35,303
2016	23.684562	25.539133	7.83%	20,314
2015	24.287676	23.684562	-2.48%	15,860
2014	23.486640	24.287676	3.41%	16,321
2013	18.738447	23.486640	25.34%	8,246
2012	16.414092	18.738447	14.16%	16,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.224333	18.432653	13.61%	629,475
2018	17.312336	16.224333	-6.28%	619,253
2017	15.814908	17.312336	9.47%	623,409
2016	15.103185	15.814908	4.71%	541,373
2015	15.359866	15.103185	-1.67%	417,058
2014	14.910100	15.359866	3.02%	325,430
2013	13.345609	14.910100	11.72%	196,083
2012	12.386680	13.345609	7.74%	29,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.006574	22.454646	18.14%	197,766
2018	20.632705	19.006574	-7.88%	192,302
2017	18.244283	20.632705	13.09%	155,486
2016	17.190894	18.244283	6.13%	121,799
2015	17.546007	17.190894	-2.02%	85,085
2014	16.930775	17.546007	3.63%	59,354
2013	14.384375	16.930775	17.70%	28,808
2012	13.010184	14.384375	10.56%	8,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.388442	15.523691	7.89%	231,114
2018	14.877056	14.388442	-3.28%	139,237
2017	14.290880	14.877056	4.10%	153,303
2016	13.914635	14.290880	2.70%	180,435
2015	14.089226	13.914635	-1.24%	149,537
2014	13.768156	14.089226	2.33%	93,073
2013	13.333587	13.768156	3.26%	71,724
2012	12.870975	13.333587	3.59%	54,520

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.132278	12.390606	11.30%	555,950
2018	11.976497	11.132278	-7.05%	569,618
2017	10.662339	11.976497	12.33%	583,587
2016	10.239809	10.662339	4.13%	602,776
2015	10.743986	10.239809	-4.69%	593,161
2014	10.646159	10.743986	0.92%	479,004
2013*	10.000000	10.646159	6.46%	165,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.429080	12.974256	13.52%	1,317,334
2018	12.351930	11.429080	-7.47%	1,345,039
2017	10.720903	12.351930	15.21%	1,241,998
2016	10.176380	10.720903	5.35%	1,190,904
2015	10.756801	10.176380	-5.40%	1,041,465
2014	10.734514	10.756801	0.21%	704,772
2013*	10.000000	10.734514	7.35%	116,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.760085	24.077338	15.98%	632,446
2018	22.347330	20.760085	-7.10%	598,702
2017	20.089701	22.347330	11.24%	502,832
2016	19.035115	20.089701	5.54%	386,507
2015	19.389892	19.035115	-1.83%	357,988
2014	18.715490	19.389892	3.60%	225,919
2013	16.291577	18.715490	14.88%	142,276
2012	14.926410	16.291577	9.15%	21,236
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	24.271208	29.125645	20.00%	190,047
2018	26.706428	24.271208	-9.12%	189,772
2017	23.236412	26.706428	14.93%	143,177
2016	21.744996	23.236412	6.86%	68,428
2015	22.238462	21.744996	-2.22%	40,606
2014	21.510824	22.238462	3.38%	27,132
2013	17.845023	21.510824	20.54%	19,694
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.584508	19.656126	11.78%	189,452
2018	18.545900	17.584508	-5.18%	162,936
2017	17.239551	18.545900	7.58%	119,938
2016	16.557122	17.239551	4.12%	86,793
2015	16.814401	16.557122	-1.53%	35,945
2014	16.298023	16.814401	3.17%	19,830
2013	14.974615	16.298023	8.84%	16,365
2012	14.071828	14.974615	6.42%	12,660
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.459411	4.59%	42,633

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.759840	7.60%	19,305
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.960139	9.60%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.084955	0.85%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.746559	22.762718	28.27%	169,436
2018	18.642992	17.746559	-4.81%	153,277
2017	14.572048	18.642992	27.94%	138,948
2016	14.504696	14.572048	0.46%	97,708
2015	14.278705	14.504696	1.58%	82,906
2014	13.160554	14.278705	8.50%	46,867
2013	9.940116	13.160554	32.40%	25,053
2012	8.689350	9.940116	14.39%	11,298
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.103404	13.011582	17.19%	3,390,475
2018	11.844396	11.103404	-6.26%	3,051,694
2017	10.228794	11.844396	15.79%	2,674,185
2016	9.566444	10.228794	6.92%	1,813,629
2015	9.935392	9.566444	-3.71%	1,371,679
2014*	10.000000	9.935392	-0.65%	452,527
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.460897	14.972162	20.15%	1,164,047
2018	12.986108	12.460897	-4.04%	925,194
2017	10.832909	12.986108	19.88%	691,687
2016	9.993562	10.832909	8.40%	382,692
2015	10.131414	9.993562	-1.36%	161,381
2014*	10.000000	10.131414	1.31%	22,308
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.300870	38.283438	35.27%	91,887
2018	29.183939	28.300870	-3.03%	73,564
2017	23.315796	29.183939	25.17%	56,390
2016	22.908312	23.315796	1.78%	64,972
2015	22.187207	22.908312	3.25%	43,029
2014	20.748524	22.187207	6.93%	18,585
2013	15.456042	20.748524	34.24%	527
2012	13.250874	15.456042	16.64%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.668823	29.534526	24.78%	95,436
2018	26.545270	23.668823	-10.84%	119,722
2017	24.851422	26.545270	6.82%	103,316
2016	20.986864	24.851422	18.41%	59,012
2015	22.296873	20.986864	-5.88%	11,550
2014	20.041485	22.296873	11.25%	7,757
2013	15.452427	20.041485	29.70%	1,273
2012	13.708059	15.452427	12.73%	227
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	38.503886	47.655014	23.77%	387,372
2018	44.115898	38.503886	-12.72%	288,099
2017	38.682052	44.115898	14.05%	182,199
2016	32.645829	38.682052	18.49%	106,353
2015	34.004748	32.645829	-4.00%	78,598
2014	31.550414	34.004748	7.78%	29,426
2013	24.074509	31.550414	31.05%	2,173
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.620245	16.742158	14.51%	68,889
2018	17.957187	14.620245	-18.58%	67,642
2017	14.877250	17.957187	20.70%	57,493
2016	14.386537	14.877250	3.41%	83,000
2015	15.430519	14.386537	-6.77%	77,940
2014	17.343951	15.430519	-11.03%	29,149
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.422381	17.771557	23.22%	229,410
2018	16.601160	14.422381	-13.12%	180,199
2017	14.736777	16.601160	12.65%	143,555
2016	12.891985	14.736777	14.31%	138,624
2015	13.554112	12.891985	-4.89%	117,649
2014	12.481965	13.554112	8.59%	86,596
2013	9.384732	12.481965	33.00%	41,673
2012	8.102602	9.384732	15.82%	17,333
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.287956	22.309207	21.99%	112,718
2018	21.380800	18.287956	-14.47%	100,626
2017	19.066812	21.380800	12.14%	84,406
2016	16.460353	19.066812	15.83%	42,008
2015	17.207586	16.460353	-4.34%	37,331
2014	14.928741	17.207586	15.26%	21,613
2013	11.170595	14.928741	33.64%	12,040
2012	9.747754	11.170595	14.60%	6,019

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	26.383453	35.181436	33.35%	63,971
2018	29.185564	26.383453	-9.60%	51,593
2017	23.770158	29.185564	22.78%	44,964
2016	22.331628	23.770158	6.44%	33,978
2015	22.552272	22.331628	-0.98%	31,709
2014	22.328965	22.552272	1.00%	16,774
2013	15.747665	22.328965	41.79%	3,608
2012	14.137076	15.747665	11.39%	1,471
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.877048	39.605910	16.91%	22,506
2018	41.502630	33.877048	-18.37%	22,636
2017	38.741715	41.502630	7.13%	18,214
2016	31.310190	38.741715	23.74%	11,298
2015	33.920408	31.310190	-7.70%	7,780
2014	32.254860	33.920408	5.16%	4,239
2013	23.385855	32.254860	37.92%	1,300
2012	19.735508	23.385855	18.50%	188
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	33.384152	41.220571	23.47%	19,905
2018	38.886062	33.384152	-14.15%	16,309
2017	34.873514	38.886062	11.51%	13,884
2016	28.890179	34.873514	20.71%	9,290
2015	29.896743	28.890179	-3.37%	5,194
2014	30.184230	29.896743	-0.95%	2,881
2013	21.802509	30.184230	38.44%	273
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.183320	21.334097	24.16%	48,744
2018	18.535448	17.183320	-7.29%	44,287
2017	15.897534	18.535448	16.59%	42,957
2016	14.657267	15.897534	8.46%	42,494
2015	14.943004	14.657267	-1.91%	40,381
2014	13.727804	14.943004	8.85%	26,060
2013	10.058850	13.727804	36.47%	26,186
2012	9.168679	10.058850	9.71%	26,941
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.553121	17.414229	28.49%	180,627
2018	14.342575	13.553121	-5.50%	177,165
2017	13.717662	14.342575	4.56%	175,955
2016	12.993423	13.717662	5.57%	132,394
2015	13.982783	12.993423	-7.08%	92,870
2014	11.038053	13.982783	26.68%	43,758
2013	10.911512	11.038053	1.16%	24,230
2012	9.584620	10.911512	13.84%	4,177

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.883640	20.470396	28.88%	4,344,929
2018	16.953077	15.883640	-6.31%	3,129,697
2017	14.197199	16.953077	19.41%	2,016,128
2016	12.938332	14.197199	9.73%	1,355,179
2015	13.012667	12.938332	-0.57%	851,205
2014	11.683009	13.012667	11.38%	385,469
2013*	10.000000	11.683009	16.83%	75,810
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.245358	10.504151	2.53%	354,340
2018	10.317615	10.245358	-0.70%	205,847
2017	10.311469	10.317615	0.06%	172,464
2016	10.213574	10.311469	0.96%	250,797
2015	10.404610	10.213574	-1.84%	215,262
2014	10.511125	10.404610	-1.01%	68,837
2013	10.659964	10.511125	-1.40%	28,218
2012	10.454338	10.659964	1.97%	17,423
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.162378	17.431872	23.09%	586,597
2018	16.219117	14.162378	-12.68%	489,180
2017	14.420425	16.219117	12.47%	325,679
2016	12.111608	14.420425	19.06%	194,444
2015	12.927151	12.111608	-6.31%	143,691
2014	12.552670	12.927151	2.98%	36,419
2013*	10.000000	12.552670	25.53%	6,812
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.870866	22.739510	34.79%	154,461
2018	18.428096	16.870866	-8.45%	105,485
2017	14.670243	18.428096	25.62%	85,919
2016	14.042679	14.670243	4.47%	56,587
2015	14.305996	14.042679	-1.84%	50,169
2014	14.002987	14.305996	2.16%	31,861
2013	10.256516	14.002987	36.53%	8,717
2012	9.082922	10.256516	12.92%	3,728
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.632697	11.957747	12.46%	7,145
2018	11.534627	10.632697	-7.82%	13,279
2017	10.622014	11.534627	8.59%	13,084
2016	10.190706	10.622014	4.23%	12,775
2015	10.864060	10.190706	-6.20%	12,608
2014	10.740556	10.864060	1.15%	12,445
2013	10.146540	10.740556	5.85%	1,198
2012*	10.000000	10.146540	1.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.117677	12.773201	14.89%	4,854
2018	12.416199	11.117677	-10.46%	4,813
2017	10.742486	12.416199	15.58%	4,700
2016	10.371341	10.742486	3.58%	4,641
2015	11.619007	10.371341	-10.74%	4,494
2014	11.692584	11.619007	-0.63%	4,286
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.175380	12.756067	14.14%	5,131
2018	12.281780	11.175380	-9.01%	10,234
2017	10.974031	12.281780	11.92%	16,976
2016	10.525483	10.974031	4.26%	16,932
2015	11.449748	10.525483	-8.07%	16,141
2014	11.340761	11.449748	0.96%	11,221
2013	10.282947	11.340761	10.29%	2,230
2012*	10.000000	10.282947	2.83%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.711421	11.789804	10.07%	87,391
2018	11.501952	10.711421	-6.87%	81,651
2017	10.298780	11.501952	11.68%	93,205
2016	9.260137	10.298780	11.22%	81,428
2015	10.352353	9.260137	-10.55%	81,274
2014	10.462421	10.352353	-1.05%	91,926
2013	10.610149	10.462421	-1.39%	60,841
2012*	10.000000	10.610149	6.10%	3,234
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.928084	11.212055	12.93%	90,822
2018	10.591181	9.928084	-6.26%	85,161
2017	9.794132	10.591181	8.14%	54,528
2016	8.782427	9.794132	11.52%	33,966
2015	9.132165	8.782427	-3.83%	15,388
2014	9.142817	9.132165	-0.12%	4,360
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.242771	11.840188	5.31%	29,993
2018	11.899658	11.242771	-5.52%	20,483
2017	10.909289	11.899658	9.08%	14,660
2016	10.762483	10.909289	1.36%	19,728
2015	11.770993	10.762483	-8.57%	17,554
2014	11.914392	11.770993	-1.20%	15,723
2013	12.945992	11.914392	-7.97%	4,731
2012	12.490136	12.945992	3.65%	2,123

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.105989	11.368631	2.36%	558,789
2018	11.249373	11.105989	-1.27%	451,962
2017	11.278968	11.249373	-0.26%	404,470
2016	11.302749	11.278968	-0.21%	265,295
2015	11.450958	11.302749	-1.29%	223,979
2014	11.538994	11.450958	-0.76%	175,504
2013	11.741977	11.538994	-1.73%	85,979
2012	11.273050	11.741977	4.16%	28,591
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.168895	10.286431	1.16%	198,920
2018	10.179339	10.168895	-0.10%	181,601
2017	10.101079	10.179339	0.77%	29,812
2016*	10.000000	10.101079	1.01%	12,371
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.763793	11.476740	6.62%	684,445
2018	10.998452	10.763793	-2.13%	567,220
2017	10.652346	10.998452	3.25%	515,765
2016	10.541767	10.652346	1.05%	439,013
2015	10.666500	10.541767	-1.17%	306,481
2014	10.395694	10.666500	2.60%	202,169
2013	10.775226	10.395694	-3.52%	152,314
2012	9.990587	10.775226	7.85%	48,615
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.937883	20.880316	23.28%	47,708
2018	21.261162	16.937883	-20.33%	31,794
2017	17.051578	21.261162	24.69%	18,340
2016	17.745902	17.051578	-3.91%	5,967
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.362182	43.537075	26.70%	244,745
2018	34.591908	34.362182	-0.66%	245,218
2017	27.584634	34.591908	25.40%	207,602
2016	31.364509	27.584634	-12.05%	157,984
2015	28.311582	31.364509	10.78%	120,862
2014	21.903420	28.311582	29.26%	66,675
2013	14.774016	21.903420	48.26%	44,097
2012	11.450026	14.774016	29.03%	5,751
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.223679	5.739398	9.87%	153,509
2018	7.409768	5.223679	-29.50%	154,618
2017	7.673558	7.409768	-3.44%	140,924
2016	5.431921	7.673558	41.27%	116,730
2015	8.308666	5.431921	-34.62%	108,180
2014	10.458766	8.308666	-20.56%	73,113
2013	9.626904	10.458766	8.64%	34,616
2012*	10.000000	9.626904	-3.73%	4,647

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.779884	7.80%	4,274
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.378467	36.122810	22.96%	116,223
2018	29.443021	29.378467	-0.22%	108,350
2017	23.748987	29.443021	23.98%	100,816
2016	22.376223	23.748987	6.13%	76,080
2015	23.391272	22.376223	-4.34%	65,540
2014	24.201975	23.391272	-3.35%	41,390
2013	16.355079	24.201975	47.98%	20,817
2012	15.393121	16.355079	6.25%	8,227

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.873489	42.303449	17.92%	15,983
2018	43.066058	35.873489	-16.70%	15,058
2017	38.800587	43.066058	10.99%	12,723
2016	31.612211	38.800587	22.74%	9,415
2015	34.083346	31.612211	-7.25%	7,216
2014	31.809470	34.083346	7.15%	5,288
2013	23.498981	31.809470	35.37%	874
2012	20.169062	23.498981	16.51%	542
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.834632	13.746605	7.11%	30,545
2018	13.429702	12.834632	-4.43%	35,093
2017	13.170800	13.429702	1.97%	36,003
2016	12.828321	13.170800	2.67%	29,863
2015	13.373647	12.828321	-4.08%	31,203
2014	13.163643	13.373647	1.60%	31,651
2013	14.624601	13.163643	-9.99%	30,531
2012	13.847781	14.624601	5.61%	12,743
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.119687	31.868094	26.87%	22,464
2018	29.347712	25.119687	-14.41%	22,683
2017	26.768908	29.347712	9.63%	14,827
2016	22.178321	26.768908	20.70%	10,686
2015	22.912332	22.178321	-3.20%	6,490
2014	20.042136	22.912332	14.32%	2,653
2013	15.687623	20.042136	27.76%	1,805
2012	13.724321	15.687623	14.31%	1,109

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.160347	15.271111	16.04%	164,657
2018	14.071240	13.160347	-6.47%	167,447
2017	12.461719	14.071240	12.92%	169,693
2016	11.811051	12.461719	5.51%	197,219
2015	12.139277	11.811051	-2.70%	200,331
2014	11.994071	12.139277	1.21%	163,448
2013	10.113887	11.994071	18.59%	93,689
2012*	10.000000	10.113887	1.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.265802	11.596984	12.97%	10,421
2018	10.749479	10.265802	-4.50%	10,693
2017	10.206835	10.749479	5.32%	10,795
2016	9.198451	10.206835	10.96%	1,714
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.759481	10.476434	7.35%	166,731
2018	9.996237	9.759481	-2.37%	126,353
2017	9.847738	9.996237	1.51%	95,145
2016	9.772198	9.847738	0.77%	41,081
2015*	10.000000	9.772198	-2.28%	4,944
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.603125	14.545462	25.36%	57,722
2018	12.744045	11.603125	-8.95%	61,203
2017	11.122988	12.744045	14.57%	63,969
2016	9.744228	11.122988	14.15%	60,665
2015*	10.000000	9.744228	-2.56%	5,227
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.189333	17.591165	15.81%	57,940
2018	16.712206	15.189333	-9.11%	58,780
2017	14.943288	16.712206	11.84%	53,301
2016	14.636371	14.943288	2.10%	47,294
2015	15.032422	14.636371	-2.63%	42,265
2014	14.994880	15.032422	0.25%	32,728
2013	13.325434	14.994880	12.53%	9,700
2012	12.321456	13.325434	8.15%	3,579
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.071807	13.051169	17.88%	38,691
2018	13.353207	11.071807	-17.09%	38,168
2017	11.801561	13.353207	13.15%	23,428
2016	10.415622	11.801561	13.31%	16,025
2015	10.863731	10.415622	-4.12%	8,222
2014*	10.000000	10.863731	8.64%	141

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	39.551782	47.539816	20.20%	63
2018	44.185071	39.551782	-10.49%	2,493
2017	39.966989	44.185071	10.55%	2,291
2016	32.320437	39.966989	23.66%	2,510
2015	33.646506	32.320437	-3.94%	2,517
2014	32.544252	33.646506	3.39%	2,512
2013	23.515604	32.544252	38.39%	2,493
2012	20.658938	23.515604	13.83%	96
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.569418	37.916697	28.23%	0
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.435300	33.913235	33.33%	9,833
2018	27.842045	25.435300	-8.64%	7,207
2017	22.287885	27.842045	24.92%	7,860
2016	21.053590	22.287885	5.86%	7,869
2015	22.003955	21.053590	-4.32%	8,052
2014	20.749127	22.003955	6.05%	7,841
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.613886	11.017516	14.60%	2,136
2018	10.183290	9.613886	-5.59%	2,201
2017*	10.000000	10.183290	1.83%	2,319
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.500849	16.958724	25.61%	35,252
2018	16.529459	13.500849	-18.32%	35,198
2017	15.037823	16.529459	9.92%	31,031
2016	11.663635	15.037823	28.93%	19,310
2015	12.678662	11.663635	-8.01%	14,948
2014	12.205609	12.678662	3.88%	12,284
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.366565	10.917234	5.31%	33,982
2018	10.550509	10.366565	-1.74%	28,927
2017	10.370040	10.550509	1.74%	14,608
2016	9.677776	10.370040	7.15%	678
2015	9.938750	9.677776	-2.63%	1,461
2014	10.047989	9.938750	-1.09%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.225458	10.451436	27.06%	8,970
2018*	10.000000	8.225458	-17.75%	6,490
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.803514	17.990740	13.84%	14,630
2018	16.785480	15.803514	-5.85%	13,506
2017	15.130089	16.785480	10.94%	13,638
2016	14.618643	15.130089	3.50%	14,357
2015	14.943153	14.618643	-2.17%	47,396
2014	14.579871	14.943153	2.49%	26,054
2013	13.096219	14.579871	11.33%	16,910
2012	11.934095	13.096219	9.74%	1,640
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.670513	19.654724	17.90%	7,738
2018	18.048785	16.670513	-7.64%	0
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.762426	21.681631	22.06%	1,956
2018	19.644413	17.762426	-9.58%	1,957
2017	16.548446	19.644413	18.71%	1,959
2016	15.817139	16.548446	4.62%	1,916
2015	16.168132	15.817139	-2.17%	1,759
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.173204	13.638857	22.07%	201,102
2018	11.889752	11.173204	-6.03%	116,056
2017	10.410800	11.889752	14.21%	83,536
2016*	10.000000	10.410800	4.11%	15,567
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.198707	13.176093	8.01%	33,933
2018	16.488439	12.198707	-26.02%	34,883
2017	17.242820	16.488439	-4.38%	30,002
2016	13.131447	17.242820	31.31%	29,458
2015	16.848051	13.131447	-22.06%	26,594
2014	19.637967	16.848051	-14.21%	21,177
2013	16.083805	19.637967	22.10%	17,143
2012	15.615016	16.083805	3.00%	6,076

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.637289	30.799092	25.01%	34,172
2018	27.391565	24.637289	-10.06%	32,896
2017	24.722339	27.391565	10.80%	32,331
2016	21.354259	24.722339	15.77%	24,552
2015	22.673548	21.354259	-5.82%	19,809
2014	21.251873	22.673548	6.69%	18,170
2013	16.904240	21.251873	25.72%	15,865
2012	14.684086	16.904240	15.12%	4,969
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.507884	14.677268	27.54%	145,211
2018	12.886674	11.507884	-10.70%	104,176
2017	11.235772	12.886674	14.69%	83,365
2016*	10.000000	11.235772	12.36%	16,094
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.929446	43.389892	31.77%	72,538
2018	33.630433	32.929446	-2.08%	79,900
2017	25.362483	33.630433	32.60%	57,332
2016	25.645772	25.362483	-1.10%	41,414
2015	24.391915	25.645772	5.14%	35,170
2014	22.340738	24.391915	9.18%	31,586
2013	16.702413	22.340738	33.76%	6,301
2012	14.845147	16.702413	12.51%	1,000
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.820065	14.870278	7.60%	134,068
2018	14.164705	13.820065	-2.43%	103,814
2017	13.848848	14.164705	2.28%	74,994
2016	13.477057	13.848848	2.76%	23,652
2015	13.820605	13.477057	-2.49%	7,479
2014	13.305010	13.820605	3.88%	5,332
2013	13.813877	13.305010	-3.68%	5,145
2012	13.300838	13.813877	3.86%	8,424
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	38.421310	46.543602	21.14%	5,419
2018	45.841769	38.421310	-16.19%	12,142
2017	38.667425	45.841769	18.55%	12,633
2016	35.126163	38.667425	10.08%	7,987
2015	36.306858	35.126163	-3.25%	4,596
2014	34.815999	36.306858	4.28%	3,365
2013	26.054250	34.815999	33.63%	2,544
2012	23.124802	26.054250	12.67%	570
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.874947	27.430587	25.40%	19,262
2018	26.187171	21.874947	-16.47%	18,918
2017	20.482786	26.187171	27.85%	9,062
2016	21.983658	20.482786	-6.83%	7,952
2015	21.639179	21.983658	1.59%	3,118

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.259764	13.615386	20.92%	7,127
2018	12.239861	11.259764	-8.01%	6,605
2017	11.992327	12.239861	2.06%	1,812
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.425654	14.647577	17.88%	72,455
2018	13.984680	12.425654	-11.15%	45,508
2017	12.697613	13.984680	10.14%	49,075
2016	11.406598	12.697613	11.32%	45,667
2015	12.366353	11.406598	-7.76%	44,331
2014	12.225632	12.366353	1.15%	33,756
2013	10.043302	12.225632	21.73%	29,320
2012	8.854528	10.043302	13.43%	22,534
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.491413	17.682518	14.14%	64,041
2018	16.461281	15.491413	-5.89%	67,896
2017	15.260483	16.461281	7.87%	57,313
2016	13.607542	15.260483	12.15%	57,130
2015	14.885982	13.607542	-8.59%	19,484
2014	14.467906	14.885982	2.89%	8,241
2013	12.910664	14.467906	12.06%	5,414
2012	11.653327	12.910664	10.79%	415
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.671297	43.083753	24.26%	208
2018	40.467260	34.671297	-14.32%	208
2017	37.183505	40.467260	8.83%	208
2016	29.039191	37.183505	28.05%	449
2015	31.881551	29.039191	-8.92%	268
2014	32.232450	31.881551	-1.09%	158
2013	24.055596	32.232450	33.99%	158
2012	20.660964	24.055596	16.43%	48
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.332292	9.363064	0.33%	9,668
2018	9.309334	9.332292	0.25%	10,087
2017	9.286254	9.309334	0.25%	5,440
2016	9.172095	9.286254	1.24%	3,644
2015	9.745520	9.172095	-5.88%	4,367
2014	9.730649	9.745520	0.15%	4,209
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.585598	12.754547	10.09%	4,758
2018	12.315034	11.585598	-5.92%	16,165
2017	11.069643	12.315034	11.25%	16,165
2016	10.786953	11.069643	2.62%	4,737
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.495864	9.807373	3.28%	2,121
2018	10.172263	9.495864	-6.65%	2,121
2017	9.975872	10.172263	1.97%	2,456
2016	10.192068	9.975872	-2.12%	2,038
2015	10.174936	10.192068	0.17%	487
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.209515	16.244303	22.97%	2,217
2018	15.195005	13.209515	-13.07%	2,637
2017	13.474707	15.195005	12.77%	2,594
2016	12.106593	13.474707	11.30%	2,659
2015	12.860223	12.106593	-5.86%	2,714
2014	12.552587	12.860223	2.45%	2,699
2013	9.935147	12.552587	26.35%	2,047
2012*	10.000000	9.935147	-0.65%	2,312
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	33.522965	43.340292	29.29%	10,400
2018	39.360444	33.522965	-14.83%	10,583
2017	29.356440	39.360444	34.08%	5,066
2016	29.894560	29.356440	-1.80%	3,995
2015	29.319400	29.894560	1.96%	3,853
2014	29.210737	29.319400	0.37%	481
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.603793	10.827097	25.84%	43,122
2018	10.875352	8.603793	-20.89%	37,070
2017	8.744693	10.875352	24.37%	19,868
2016	9.139166	8.744693	-4.32%	8,990
2015	9.012580	9.139166	1.40%	8,175
2014*	10.000000	9.012580	-9.87%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.571899	34.427665	29.56%	3,106
2018	29.400988	26.571899	-9.62%	3,210
2017	25.629171	29.400988	14.72%	2,769
2016	23.412674	25.629171	9.47%	1,601
2015	23.088145	23.412674	1.41%	1,054
2014	21.263917	23.088145	8.58%	388
2013	16.449118	21.263917	29.27%	797
2012	14.343366	16.449118	14.68%	390

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.870814	45.739139	24.05%	13,569
2018	41.909802	36.870814	-12.02%	10,006
2017	37.407343	41.909802	12.04%	5,199
2016	32.321260	37.407343	15.74%	1,955
2015	34.996153	32.321260	-7.64%	2,587
2014	31.869053	34.996153	9.81%	1,961
2013	23.042708	31.869053	38.30%	1,974
2012	19.911734	23.042708	15.72%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.495907	17.361594	19.77%	80,662
2018	15.588357	14.495907	-7.01%	81,483
2017	13.400445	15.588357	16.33%	81,930
2016	13.983784	13.400445	-4.17%	90,398
2015	15.513267	13.983784	-9.86%	87,734
2014	16.650245	15.513267	-6.83%	31,682
2013	13.529317	16.650245	23.07%	20,374
2012	11.543254	13.529317	17.21%	18,829
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.472334	13.639521	9.36%	16,367
2018	12.956764	12.472334	-3.74%	24,848
2017	12.348801	12.956764	4.92%	24,429
2016	10.806205	12.348801	14.28%	20,010
2015	11.751983	10.806205	-8.05%	15,456
2014	11.725794	11.751983	0.22%	10,834
2013	10.789629	11.725794	8.68%	8,508
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.155399	21.917253	35.67%	39,139
2018	16.437569	16.155399	-1.72%	25,371
2017	13.170218	16.437569	24.81%	8,676
2016	12.618843	13.170218	4.37%	7,267
2015	13.617682	12.618843	-7.33%	9,087
2014	12.836009	13.617682	6.09%	4,888
2013	10.044239	12.836009	27.79%	3,882
2012*	10.000000	10.044239	0.44%	816
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.685984	10.409984	7.47%	15,475
2018	9.977728	9.685984	-2.92%	14,756
2017	9.815559	9.977728	1.65%	12,851
2016	9.762875	9.815559	0.54%	3,945
2015*	10.000000	9.762875	-2.37%	1,524

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.049333	55.250091	34.59%	1,587
2018	41.036602	41.049333	0.03%	1,021
2017	32.095490	41.036602	27.86%	382
2016	32.010671	32.095490	0.26%	439
2015	29.076710	32.010671	10.09%	457
2014	27.256491	29.076710	6.68%	527
2013	21.173835	27.256491	28.73%	1,138
2012	17.382589	21.173835	21.81%	545
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.194144	33.035572	42.43%	113,995
2018	23.373017	23.194144	-0.77%	74,617
2017	16.398546	23.373017	42.53%	26,292
2016	14.644397	16.398546	11.98%	12,967
2015	14.229062	14.644397	2.92%	7,221
2014	13.230980	14.229062	7.54%	7,553
2013	9.936310	13.230980	33.16%	2,688
2012*	10.000000	9.936310	-0.64%	2,038
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.588668	31.887636	24.62%	0
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	127
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	232
2012	26.776690	29.804798	11.31%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.946559	-0.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.661421	10.063943	16.19%	42,160
2018	10.814437	8.661421	-19.91%	43,189
2017	8.601727	10.814437	25.72%	39,698
2016	7.240929	8.601727	18.79%	15,015
2015	9.209577	7.240929	-21.38%	12,204
2014	9.819462	9.209577	-6.21%	279
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.894051	10.549151	6.62%	24,291
2018	10.165317	9.894051	-2.67%	28,788
2017	9.950906	10.165317	2.15%	21,692
2016*	10.000000	9.950906	-0.49%	9,028

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.946496	22.156775	38.94%	41,317
2018	16.498920	15.946496	-3.35%	28,740
2017	13.278389	16.498920	24.25%	5,321
2016	12.408729	13.278389	7.01%	5,243
2015	12.893589	12.408729	-3.76%	652
2014	14.172082	12.893589	-9.02%	3,008
2013	10.203835	14.172082	38.89%	2,762
2012*	10.000000	10.203835	2.04%	703
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.272503	38.557866	27.37%	34,215
2018	34.339861	30.272503	-11.84%	32,960
2017	29.752621	34.339861	15.42%	35,385
2016	26.587673	29.752621	11.90%	35,142
2015	27.288613	26.587673	-2.57%	28,351
2014	25.177682	27.288613	8.38%	24,769
2013	18.879545	25.177682	33.36%	1,926
2012	16.565938	18.879545	13.97%	936
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.832229	8.32%	444
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.441611	21.554354	23.58%	78,076
2018	19.646427	17.441611	-11.22%	72,148
2017	15.750743	19.646427	24.73%	58,065
2016	15.421840	15.750743	2.13%	37,816
2015	14.748434	15.421840	4.57%	28,324
2014	14.827911	14.748434	-0.54%	24,285
2013	11.812291	14.827911	25.53%	6,126
2012	10.360352	11.812291	14.01%	404
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.304199	11.700741	25.76%	25,067
2018	10.271536	9.304199	-9.42%	24,730
2017	9.279337	10.271536	10.69%	4,657
2016	8.206307	9.279337	13.08%	728
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.131510	19.162594	18.79%	583,273
2018	17.263241	16.131510	-6.56%	436,732
2017	15.158080	17.263241	13.89%	355,323
2016	14.139190	15.158080	7.21%	350,046
2015	14.236307	14.139190	-0.68%	215,254
2014	13.787099	14.236307	3.26%	167,559
2013	11.370678	13.787099	21.25%	93,140
2012	9.991547	11.370678	13.80%	83,496
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.177511	11.980625	7.19%	370,638
2018	11.489405	11.177511	-2.71%	338,436
2017	11.318136	11.489405	1.51%	274,753
2016	11.210365	11.318136	0.96%	224,911
2015	11.424829	11.210365	-1.88%	150,417
2014	11.065597	11.424829	3.25%	111,166
2013	11.548489	11.065597	-4.18%	69,004
2012	11.187080	11.548489	3.23%	28,151
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.839021	23.646581	32.56%	30,239
2018	20.027113	17.839021	-10.93%	39,670
2017	15.547460	20.027113	28.81%	39,502
2016	15.778035	15.547460	-1.46%	36,107
2015	15.057525	15.778035	4.79%	15,947
2014	15.034179	15.057525	0.16%	3,927
2013	11.882881	15.034179	26.52%	3,687
2012	9.896797	11.882881	20.07%	769
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.853052	25.439013	28.14%	134,483
2018	20.321420	19.853052	-2.30%	85,335
2017	16.167261	20.321420	25.69%	51,762
2016	15.071677	16.167261	7.27%	39,755
2015	14.399082	15.071677	4.67%	31,653
2014	13.547789	14.399082	6.28%	19,683
2013	10.627978	13.547789	27.47%	9,841
2012	9.204869	10.627978	15.46%	354
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.439629	20.318331	23.59%	296,513
2018	17.090445	16.439629	-3.81%	257,196
2017	14.251395	17.090445	19.92%	243,168
2016	13.043631	14.251395	9.26%	227,627
2015	13.119893	13.043631	-0.58%	178,756
2014	12.102238	13.119893	8.41%	117,602
2013	9.254218	12.102238	30.78%	80,222
2012	8.038264	9.254218	15.13%	38,534

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.392164	16.526180	7.37%	25,392
2018	16.027675	15.392164	-3.97%	24,150
2017	15.325481	16.027675	4.58%	7,557
2016	14.341779	15.325481	6.86%	7,719
2015	15.016419	14.341779	-4.49%	4,899
2014	14.697545	15.016419	2.17%	5,601
2013	15.114071	14.697545	-2.76%	3,453
2012	13.691103	15.114071	10.39%	2,424
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.441603	34.277438	24.91%	54,048
2018	30.154151	27.441603	-9.00%	47,157
2017	26.050628	30.154151	15.75%	21,086
2016	22.527552	26.050628	15.64%	4,655
2015	24.501990	22.527552	-8.06%	6,883
2014	22.871470	24.501990	7.13%	3,315
2013	17.187714	22.871470	33.07%	3,066
2012	14.789355	17.187714	16.22%	1,595
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.836933	11.120522	13.05%	130,144
2018	10.928684	9.836933	-9.99%	110,988
2017	9.382024	10.928684	16.49%	83,539
2016	9.263430	9.382024	1.28%	43,430
2015*	10.000000	9.263430	-7.37%	5,188
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.350492	24.093528	12.85%	6,518
2018	22.381909	21.350492	-4.61%	7,988
2017	21.316028	22.381909	5.00%	6,925
2016	18.985039	21.316028	12.28%	5,652
2015	19.820365	18.985039	-4.21%	3,684
2014	19.651702	19.820365	0.86%	2,323
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.989232	20.142146	25.97%	5,378
2018	17.116113	15.989232	-6.58%	5,850
2017	13.948686	17.116113	22.71%	5,589
2016	12.490403	13.948686	11.68%	1,241
2015	12.853274	12.490403	-2.82%	1,212
2014	12.264459	12.853274	4.80%	1,214
2013	8.687989	12.264459	41.17%	887
2012	7.561134	8.687989	14.90%	951

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.039993	13.116875	30.65%	5,604
2018	12.251799	10.039993	-18.05%	762
2017	9.922807	12.251799	23.47%	721
2016	10.344520	9.922807	-4.08%	753
2015	10.587382	10.344520	-2.29%	752
2014	10.912556	10.587382	-2.98%	727
2013	9.164052	10.912556	19.08%	450
2012	8.066245	9.164052	13.61%	335
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.299464	34.641275	26.89%	5,327
2018	27.837277	27.299464	-1.93%	1,435
2017	23.537668	27.837277	18.27%	1,567
2016	21.529231	23.537668	9.33%	78
2015	21.746498	21.529231	-1.00%	83
2014	19.774667	21.746498	9.97%	84
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.357885	16.285289	21.92%	28,985
2018	15.218618	13.357885	-12.23%	25,919
2017	12.915971	15.218618	17.83%	6,023
2016	12.118511	12.915971	6.58%	4,577
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.790380	14.614590	14.26%	124,620
2018	13.870830	12.790380	-7.79%	114,900
2017	12.586067	13.870830	10.21%	100,088
2016	12.059987	12.586067	4.36%	109,834
2015	12.393614	12.059987	-2.69%	55,681
2014	12.082298	12.393614	2.58%	51,220
2013	10.714519	12.082298	12.77%	23,153
2012	9.809665	10.714519	9.22%	10,798
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.309223	15.739031	18.26%	56,012
2018	14.736256	13.309223	-9.68%	52,972
2017	12.937855	14.736256	13.90%	37,009
2016	12.256900	12.937855	5.56%	20,414
2015	12.630362	12.256900	-2.96%	12,398
2014	12.266075	12.630362	2.97%	5,908
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.759587	12.799675	8.84%	64,954
2018	12.277824	11.759587	-4.22%	18,745
2017	11.736944	12.277824	4.61%	25,981
2016	11.407105	11.736944	2.89%	27,298
2015	11.684228	11.407105	-2.37%	27,657
2014	11.496666	11.684228	1.63%	10,653
2013	11.140023	11.496666	3.20%	2,094
2012	10.537207	11.140023	5.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.956475	12.268436	11.97%	69,779
2018	11.981528	10.956475	-8.56%	56,192
2017	10.614626	11.981528	12.88%	54,521
2016	10.224098	10.614626	3.82%	97,433
2015	10.862050	10.224098	-5.87%	97,280
2014	10.800181	10.862050	0.57%	74,117
2013*	10.000000	10.800181	8.00%	55,623
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.243936	12.763112	13.51%	426,676
2018	12.303929	11.243936	-8.62%	410,688
2017	10.620283	12.303929	15.85%	318,343
2016	10.166400	10.620283	4.46%	358,722
2015	10.866922	10.166400	-6.45%	351,955
2014	10.938387	10.866922	-0.65%	271,191
2013*	10.000000	10.938387	9.38%	99,963
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.104112	15.226353	16.20%	80,295
2018	14.341530	13.104112	-8.63%	76,509
2017	12.794196	14.341530	12.09%	78,438
2016	12.186954	12.794196	4.98%	55,016
2015	12.524925	12.186954	-2.70%	55,076
2014	12.178483	12.524925	2.84%	50,786
2013	10.511275	12.178483	15.86%	45,157
2012	9.511460	10.511275	10.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.307786	15.997883	20.21%	16,798
2018	14.953421	13.307786	-11.01%	16,798
2017	12.876795	14.953421	16.13%	16,798
2016	12.168475	12.876795	5.82%	16,798
2015	12.562036	12.168475	-3.13%	16,363
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.544254	14.101717	12.42%	8,012
2018	13.393879	12.544254	-6.34%	2,920
2017	12.392838	13.393879	8.08%	2,986
2016	11.887203	12.392838	4.25%	2,499
2015	12.216771	11.887203	-2.70%	2,398
2014	11.934538	12.216771	2.36%	2,483
2013	10.908749	11.934538	9.40%	7,112
2012	10.079800	10.908749	8.22%	4,630
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.704553	15.161423	10.63%	5,450
2018	16.529178	13.704553	-17.09%	5,582
2017	13.694518	16.529178	20.70%	5,267
2016	13.770088	13.694518	-0.55%	3,323
2015	14.569816	13.770088	-5.49%	1,988
2014	16.128251	14.569816	-9.66%	1,692
2013	13.654891	16.128251	18.11%	2,527
2012	11.612565	13.654891	17.59%	1,558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.138008	12.976027	6.90%	32,718
2018	12.428266	12.138008	-2.34%	33,270
2017	12.129254	12.428266	2.47%	19,241
2016	11.744339	12.129254	3.28%	13,914
2015	12.047456	11.744339	-2.52%	11,429
2014	11.702042	12.047456	2.95%	5,206
2013	12.157146	11.702042	-3.74%	15,802
2012	11.500995	12.157146	5.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.840435	13.840127	7.79%	1,222
2018	13.249628	12.840435	-3.09%	1,265
2017	12.982269	13.249628	2.06%	1,177
2016	12.773369	12.982269	1.64%	419
2015	13.055192	12.773369	-2.16%	793
2014	12.656385	13.055192	3.15%	467
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.261195	14.442460	17.79%	6,229
2018	13.882068	12.261195	-11.68%	6,210
2017	11.972935	13.882068	15.95%	792
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.687629	13.507933	15.57%	6,306
2018	12.892832	11.687629	-9.35%	6,260
2017	11.515639	12.892832	11.96%	1,599
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.251414	35.289258	20.64%	13,021
2018	36.122641	29.251414	-19.02%	13,582
2017	26.006358	36.122641	38.90%	11,792
2016	24.601602	26.006358	5.71%	9,505
2015	29.862097	24.601602	-17.62%	9,225
2014	32.208857	29.862097	-7.29%	6,272
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.206255	12.757607	4.52%	3,337
2018	12.418127	12.206255	-1.71%	7,166
2017	12.368097	12.418127	0.40%	3,683
2016	12.482446	12.368097	-0.92%	3,683
2015	12.705689	12.482446	-1.76%	3,683
2014	12.354370	12.705689	2.84%	2,476
2013	13.092624	12.354370	-5.64%	86
2012	12.917941	13.092624	1.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.094430	9.103709	0.10%	44,337
2018	9.121003	9.094430	-0.29%	24,727
2017	9.234687	9.121003	-1.23%	29,561
2016	9.388472	9.234687	-1.64%	12,179
2015	9.545978	9.388472	-1.65%	11,116
2014	9.706126	9.545978	-1.65%	9,762
2013	9.868965	9.706126	-1.65%	9,128
2012	10.034988	9.868965	-1.65%	4,186
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.610692	10.070337	16.95%	11,649
2018	10.277293	8.610692	-16.22%	11,961
2017	8.222863	10.277293	24.98%	10,882
2016	8.307785	8.222863	-1.02%	3,668
2015	8.728301	8.307785	-4.82%	1,641
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.459854	11.276370	19.20%	63,921
2018	11.201954	9.459854	-15.55%	42,904
2017	9.151249	11.201954	22.41%	14,673
2016	9.255949	9.151249	-1.13%	480
2015	9.543806	9.255949	-3.02%	187
2014	10.344002	9.543806	-7.74%	177
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.106345	31.768985	21.69%	20,952
2018	29.125902	26.106345	-10.37%	20,115
2017	25.004822	29.125902	16.48%	18,089
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.987067	18.135447	13.44%	46,624
2018	17.085329	15.987067	-6.43%	46,625
2017	15.631263	17.085329	9.30%	56,283
2016	14.950504	15.631263	4.55%	55,276
2015	15.227773	14.950504	-1.82%	45,919
2014	14.804424	15.227773	2.86%	43,660
2013	13.271239	14.804424	11.55%	34,381
2012	12.336491	13.271239	7.58%	47,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.728646	22.092620	17.96%	11,654
2018	20.362201	18.728646	-8.02%	11,783
2017	18.032452	20.362201	12.92%	11,631
2016	17.017118	18.032452	5.97%	10,042
2015	17.395140	17.017118	-2.17%	10,044
2014	16.810804	17.395140	3.48%	4,285
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.044462	15.129501	7.73%	35,896
2018	14.543673	14.044462	-3.43%	39,845
2017	13.991871	14.543673	3.94%	27,596
2016	13.644204	13.991871	2.55%	14,257
2015	13.836473	13.644204	-1.39%	14,437
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	3,766
2012	12.698037	13.134348	3.44%	3,809

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.036565	12.265374	11.13%	85,672
2018	11.891755	11.036565	-7.19%	84,021
2017	10.602978	11.891755	12.15%	78,018
2016	10.198269	10.602978	3.97%	74,323
2015	10.716720	10.198269	-4.84%	68,487
2014	10.635326	10.716720	0.77%	65,765
2013*	10.000000	10.635326	6.35%	23,582
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.330796	12.843101	13.35%	152,969
2018	12.264497	11.330796	-7.61%	150,519
2017	10.661199	12.264497	15.04%	130,734
2016	10.135093	10.661199	5.19%	119,178
2015	10.729490	10.135093	-5.54%	124,175
2014	10.723588	10.729490	0.06%	99,958
2013*	10.000000	10.723588	7.24%	26,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.263831	23.465989	15.80%	29,842
2018	21.846601	20.263831	-7.24%	31,942
2017	19.669423	21.846601	11.07%	34,661
2016	18.665241	19.669423	5.38%	4,971
2015	19.042127	18.665241	-1.98%	4,934
2014	18.407859	19.042127	3.45%	4,352
2013	16.048214	18.407859	14.70%	1,725
2012	14.725918	16.048214	8.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.691041	28.386166	19.82%	37,128
2018	26.108061	23.691041	-9.26%	18,059
2017	22.750329	26.108061	14.76%	18,059
2016	21.322478	22.750329	6.70%	16,983
2015	21.839610	21.322478	-2.37%	10,029
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	6,050
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.164136	19.157026	11.61%	24,021
2018	18.130322	17.164136	-5.33%	26,059
2017	16.878866	18.130322	7.41%	16,391
2016	16.235366	16.878866	3.96%	2,139
2015	16.512796	16.235366	-1.68%	1,255
2014	16.030088	16.512796	3.01%	1,587
2013	14.750895	16.030088	8.67%	987
2012	13.882794	14.750895	6.25%	313
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.448759	4.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.748882	7.49%	4,733
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.956574	9.57%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.081668	0.82%	36,147
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.460371	22.361547	28.07%	4,397
2018	18.370489	17.460371	-4.95%	4,544
2017	14.380861	18.370489	27.74%	6,414
2016	14.336160	14.380861	0.31%	5,391
2015	14.134326	14.336160	1.43%	3,067
2014	13.047356	14.134326	8.33%	1,319
2013	9.869637	13.047356	32.20%	1,332
2012	8.640935	9.869637	14.22%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.028120	12.903690	17.01%	464,646
2018	11.782132	11.028120	-6.40%	374,321
2017	10.190473	11.782132	15.62%	276,887
2016	9.545097	10.190473	6.76%	232,220
2015	9.928340	9.545097	-3.86%	147,853
2014*	10.000000	9.928340	-0.72%	20,182
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.376380	14.847975	19.97%	90,905
2018	12.917823	12.376380	-4.19%	86,447
2017	10.792322	12.917823	19.69%	64,452
2016	9.971254	10.792322	8.23%	43,444
2015	10.124221	9.971254	-1.51%	17,508
2014*	10.000000	10.124221	1.24%	10,278
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.887056	37.666250	35.07%	12,496
2018	28.801336	27.887056	-3.17%	10,505
2017	23.045089	28.801336	24.98%	4,506
2016	22.676774	23.045089	1.62%	4,241
2015	21.996440	22.676774	3.09%	2,818
2014	20.601502	21.996440	6.77%	72
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.322735	29.058373	24.59%	6,123
2018	26.197263	23.322735	-10.97%	8,332
2017	24.562893	26.197263	6.65%	5,927
2016	20.774734	24.562893	18.23%	3,568
2015	22.105173	20.774734	-6.02%	879
2014	19.899468	22.105173	11.08%	419
2013	15.366307	19.899468	29.50%	348
2012	13.652497	15.366307	12.55%	389
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	37.583496	46.445050	23.58%	36,053
2018	43.127455	37.583496	-12.85%	22,022
2017	37.872839	43.127455	13.87%	12,829
2016	32.011469	37.872839	18.31%	6,570
2015	33.394841	32.011469	-4.14%	4,553
2014	31.031799	33.394841	7.61%	3,445
2013	23.714870	31.031799	30.85%	2,037
2012	20.526948	23.714870	15.53%	163
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.275195	16.322139	14.34%	4,194
2018	17.560296	14.275195	-18.71%	2,759
2017	14.570542	17.560296	20.52%	2,181
2016	14.111383	14.570542	3.25%	1,432
2015	15.158501	14.111383	-6.91%	119
2014	17.064210	15.158501	-11.17%	109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.189783	17.458328	23.03%	4,438
2018	16.358487	14.189783	-13.26%	4,903
2017	14.543434	16.358487	12.48%	4,609
2016	12.742183	14.543434	14.14%	5,099
2015	13.417060	12.742183	-5.03%	5,312
2014	12.374602	13.417060	8.42%	2,296
2013	9.318191	12.374602	32.80%	2,254
2012	8.057449	9.318191	15.65%	991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.993015	21.916001	21.80%	4,868
2018	21.068266	17.993015	-14.60%	4,148
2017	18.816657	21.068266	11.97%	4,153
2016	16.269097	18.816657	15.66%	3,663
2015	17.033591	16.269097	-4.49%	5,527
2014	14.800321	17.033591	15.09%	1,647
2013	11.091371	14.800321	33.44%	121
2012	9.693418	11.091371	14.42%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.752750	34.288127	33.14%	7,341
2018	28.531605	25.752750	-9.74%	2,593
2017	23.272870	28.531605	22.60%	1,283
2016	21.897684	23.272870	6.28%	668
2015	22.147784	21.897684	-1.13%	92
2014	21.961929	22.147784	0.85%	102
2013	15.512400	21.961929	41.58%	83
2012	13.947162	15.512400	11.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.067221	38.600278	16.73%	1,327
2018	40.572715	33.067221	-18.50%	433
2017	37.931250	40.572715	6.96%	274
2016	30.701789	37.931250	23.55%	66
2015	33.312036	30.701789	-7.84%	67
2014	31.724661	33.312036	5.00%	68
2013	23.036487	31.724661	37.71%	57
2012	19.470383	23.036487	18.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.586063	40.173890	23.29%	1,671
2018	38.014717	32.586063	-14.28%	1,331
2017	34.143917	38.014717	11.34%	1,368
2016	28.328748	34.143917	20.53%	379
2015	29.360475	28.328748	-3.51%	412
2014	29.688039	29.360475	-1.10%	434
2013	21.476771	29.688039	38.23%	271
2012	18.952108	21.476771	13.32%	329
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.906180	20.958061	23.97%	0
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.334451	17.107187	28.29%	29,638
2018	14.132825	13.334451	-5.65%	25,080
2017	13.537596	14.132825	4.40%	22,354
2016	12.842357	13.537596	5.41%	17,513
2015	13.841305	12.842357	-7.22%	12,677
2014	10.943023	13.841305	26.49%	11,616
2013	10.834078	10.943023	1.01%	4,698
2012	9.531130	10.834078	13.67%	1,460

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.747039	20.263455	28.68%	488,605
2018	16.833064	15.747039	-6.45%	343,211
2017	14.118129	16.833064	19.23%	170,626
2016	12.885837	14.118129	9.56%	84,963
2015	12.979641	12.885837	-0.72%	43,360
2014	11.671121	12.979641	11.21%	28,293
2013*	10.000000	11.671121	16.71%	3,738
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.080203	10.319089	2.37%	9,790
2018	10.166849	10.080203	-0.85%	4,435
2017	10.176246	10.166849	-0.09%	5,670
2016	10.094967	10.176246	0.81%	5,482
2015	10.299452	10.094967	-1.99%	2,933
2014	10.420778	10.299452	-1.16%	2,985
2013	10.584447	10.420778	-1.55%	4,090
2012	10.396146	10.584447	1.81%	2,046
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.040535	17.255591	22.90%	41,213
2018	16.104258	14.040535	-12.81%	43,387
2017	14.340085	16.104258	12.30%	30,389
2016	12.062447	14.340085	18.88%	21,934
2015	12.894319	12.062447	-6.45%	14,224
2014	12.539903	12.894319	2.83%	10,132
2013*	10.000000	12.539903	25.40%	3,429
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.598711	22.338609	34.58%	16,739
2018	18.158652	16.598711	-8.59%	18,933
2017	14.477710	18.158652	25.42%	8,345
2016	13.879452	14.477710	4.31%	8,965
2015	14.161282	13.879452	-1.99%	6,935
2014	13.882497	14.161282	2.01%	4,753
2013	10.183767	13.882497	36.32%	3,961
2012	9.032284	10.183767	12.75%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.533352	11.827986	12.29%	909
2018	11.444391	10.533352	-7.96%	909
2017	10.554933	11.444391	8.43%	909
2016	10.141738	10.554933	4.07%	909
2015	10.828346	10.141738	-6.34%	1,580
2014	10.721577	10.828346	1.00%	1,292
2013	10.144054	10.721577	5.69%	458
2012*	10.000000	10.144054	1.44%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.013763	12.634559	14.72%	2,786
2018	12.319019	11.013763	-10.60%	2,786
2017	10.674617	12.319019	15.40%	2,786
2016	10.321494	10.674617	3.42%	2,646
2015	11.580816	10.321494	-10.87%	2,164
2014	11.671931	11.580816	-0.78%	434
2013	10.262777	11.671931	13.73%	435
2012*	10.000000	10.262777	2.63%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.070922	12.617585	13.97%	1,737
2018	12.185655	11.070922	-9.15%	1,737
2017	10.904697	12.185655	11.75%	1,737
2016	10.474882	10.904697	4.10%	1,737
2015	11.412092	10.474882	-8.21%	1,737
2014	11.320708	11.412092	0.81%	883
2013	10.280422	11.320708	10.12%	884
2012*	10.000000	10.280422	2.80%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.603120	11.652826	9.90%	14,166
2018	11.403130	10.603120	-7.02%	11,491
2017	10.225816	11.403130	11.51%	11,442
2016	9.208520	10.225816	11.05%	9,387
2015	10.310360	9.208520	-10.69%	7,064
2014	10.435877	10.310360	-1.20%	2,210
2013	10.599374	10.435877	-1.54%	2,144
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.842622	11.098612	12.76%	10,846
2018	10.516109	9.842622	-6.40%	13,013
2017	9.739502	10.516109	7.97%	7,185
2016	8.746732	9.739502	11.35%	3,027
2015	9.108919	8.746732	-3.98%	2,917
2014	9.133459	9.108919	-0.27%	417
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.078319	11.649234	5.15%	2,308
2018	11.743583	11.078319	-5.66%	5,217
2017	10.782586	11.743583	8.91%	5,056
2016	10.653665	10.782586	1.21%	4,509
2015	11.669747	10.653665	-8.71%	4,404
2014	11.829924	11.669747	-1.35%	51
2013	12.873813	11.829924	-8.11%	41
2012	12.439490	12.873813	3.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.943509	11.185251	2.21%	42,399
2018	11.101800	10.943509	-1.43%	45,089
2017	11.147944	11.101800	-0.41%	31,580
2016	11.188458	11.147944	-0.36%	24,529
2015	11.352455	11.188458	-1.44%	17,615
2014	11.457181	11.352455	-0.91%	7,247
2013	11.676512	11.457181	-1.88%	7,800
2012	11.227334	11.676512	4.00%	12,821
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.127575	10.229030	1.00%	13,576
2018	10.153517	10.127575	-0.26%	13,697
2017	10.090776	10.153517	0.62%	2,860
2016*	10.000000	10.090776	0.91%	868
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.638761	11.326152	6.46%	54,113
2018	10.887371	10.638761	-2.28%	42,653
2017	10.560804	10.887371	3.09%	44,672
2016	10.467077	10.560804	0.90%	47,148
2015	10.607078	10.467077	-1.32%	40,398
2014	10.353544	10.607078	2.45%	34,317
2013	10.747901	10.353544	-3.67%	30,340
2012	9.980493	10.747901	7.69%	38,230
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.538144	20.356498	23.09%	1,637
2018	20.791280	16.538144	-20.46%	1,595
2017	16.700067	20.791280	24.50%	713
2016	17.406524	16.700067	-4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.911659	42.900842	26.51%	172,186
2018	34.190769	33.911659	-0.82%	154,147
2017	27.306204	34.190769	25.21%	101,577
2016	31.095173	27.306204	-12.19%	67,920
2015	28.111261	31.095173	10.61%	60,347
2014	21.781571	28.111261	29.06%	22,333
2013	14.714212	21.781571	48.03%	19,146
2012	11.421095	14.714212	28.83%	6,745
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.170813	5.672673	9.71%	37,755
2018	7.346051	5.170813	-29.61%	37,411
2017	7.619134	7.346051	-3.58%	26,152
2016	5.401602	7.619134	41.05%	12,565
2015	8.274934	5.401602	-34.72%	10,275
2014	10.432226	8.274934	-20.68%	9,499
2013	9.617126	10.432226	8.48%	9,212
2012*	10.000000	9.617126	-3.83%	1,832

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.752697	35.299549	22.77%	7,243
2018	28.860100	28.752697	-0.37%	7,602
2017	23.314175	28.860100	23.79%	6,934
2016	21.999965	23.314175	5.97%	6,746
2015	23.033032	21.999965	-4.49%	6,699
2014	23.867690	23.033032	-3.50%	4,585
2013	16.153750	23.867690	47.75%	3,584
2012	15.226889	16.153750	6.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.477850	12.995693	13.22%	15,609
2018	12.609964	11.477850	-8.98%	16,279
2017	11.225990	12.609964	12.33%	17,245
2016	11.053331	11.225990	1.56%	16,166
2015	11.398410	11.053331	-3.03%	32,873
2014	11.133083	11.398410	2.38%	38,204
2013	10.123337	11.133083	9.97%	33,570
2012*	10.000000	10.123337	1.23%	1,345
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.298671	41.583290	17.80%	23,720
2018	42.419393	35.298671	-16.79%	22,688
2017	38.256744	42.419393	10.88%	23,218
2016	31.200744	38.256744	22.61%	23,201
2015	33.673966	31.200744	-7.34%	23,238
2014	31.459395	33.673966	7.04%	28,103
2013	23.263995	31.459395	35.23%	24,225
2012	19.987746	23.263995	16.39%	3,428
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.627447	13.510968	7.00%	26,579
2018	13.226427	12.627447	-4.53%	27,215
2017	12.984597	13.226427	1.86%	27,026
2016	12.659799	12.984597	2.57%	8,702
2015	13.211386	12.659799	-4.18%	7,113
2014	13.017171	13.211386	1.49%	6,733
2013	14.476590	13.017171	-10.08%	7,310
2012	13.721610	14.476590	5.50%	3,768
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.772924	31.396233	26.74%	25,761
2018	28.972226	24.772924	-14.49%	29,757
2017	26.453221	28.972226	9.52%	34,179
2016	21.939001	26.453221	20.58%	34,225
2015	22.688162	21.939001	-3.30%	28,569
2014	19.866235	22.688162	14.20%	25,774
2013	15.565748	19.866235	27.63%	20,475
2012	13.631589	15.565748	14.19%	403

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.078131	15.160278	15.92%	370,883
2018	13.997666	13.078131	-6.57%	408,418
2017	12.409128	13.997666	12.80%	473,723
2016	11.773146	12.409128	5.40%	434,514
2015	12.112638	11.773146	-2.80%	482,034
2014	11.979930	12.112638	1.11%	556,155
2013	10.112232	11.979930	18.47%	498,478
2012*	10.000000	10.112232	1.12%	42,867
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.227560	11.542041	12.85%	6,235
2018	10.720397	10.227560	-4.60%	6,235
2017	10.189546	10.720397	5.21%	6,819
2016	9.192196	10.189546	10.85%	3,034
2015*	10.000000	9.192196	-8.08%	8,445
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.723128	10.426801	7.24%	7,344
2018	9.969194	9.723128	-2.47%	7,414
2017	9.831075	9.969194	1.40%	7,489
2016	9.765557	9.831075	0.67%	2,473
2015*	10.000000	9.765557	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.559932	14.476580	25.23%	17,743
2018	12.709605	11.559932	-9.05%	17,819
2017	11.104182	12.709605	14.46%	18,098
2016	9.737612	11.104182	14.03%	9,718
2015*	10.000000	9.737612	-2.62%	5,780
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.040663	17.401283	15.69%	482,867
2018	16.565571	15.040663	-9.21%	531,266
2017	14.827213	16.565571	11.72%	524,886
2016	14.537422	14.827213	1.99%	543,263
2015	14.945997	14.537422	-2.73%	559,422
2014	14.923860	14.945997	0.15%	554,563
2013	13.275810	14.923860	12.41%	421,539
2012	12.288096	13.275810	8.04%	28,594
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.019331	12.976111	17.76%	10,728
2018	13.303536	11.019331	-17.17%	10,656
2017	11.769594	13.303536	13.03%	17,907
2016	10.397956	11.769594	13.19%	15,298
2015	10.856344	10.397956	-4.22%	15,328
2014*	10.000000	10.856344	8.56%	13,635

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.918182	46.730696	20.07%	1,110
2018	43.521784	38.918182	-10.58%	1,147
2017	39.406965	43.521784	10.44%	1,148
2016	31.899888	39.406965	23.53%	1,857
2015	33.242517	31.899888	-4.04%	1,885
2014	32.186213	33.242517	3.28%	1,764
2013	23.280544	32.186213	38.25%	1,828
2012	20.473298	23.280544	13.71%	865
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.095751	37.271401	28.10%	11,344
2018	31.128111	29.095751	-6.53%	11,344
2017	26.136670	31.128111	19.10%	13,412
2016	23.869921	26.136670	9.50%	14,022
2015	24.085928	23.869921	-0.90%	12,831
2014	21.674639	24.085928	11.12%	13,027
2013	16.749922	21.674639	29.40%	10,084
2012	14.764267	16.749922	13.45%	1,156
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.027866	33.336085	33.20%	30,581
2018	27.424124	25.027866	-8.74%	31,560
2017	21.975600	27.424124	24.79%	32,357
2016	20.779660	21.975600	5.76%	36,017
2015	21.739768	20.779660	-4.42%	32,724
2014	20.520863	21.739768	5.94%	32,429
2013	17.286242	20.520863	18.71%	24,289
2012	15.975323	17.286242	8.21%	3,537
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.423198	16.844046	25.48%	13,369
2018	16.451231	13.423198	-18.41%	18,661
2017	14.981834	16.451231	9.81%	26,146
2016	11.632000	14.981834	28.80%	24,573
2015	12.657171	11.632000	-8.10%	20,867
2014	12.197325	12.657171	3.77%	16,209
2013*	10.000000	12.197325	21.97%	7,767
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.306919	10.843385	5.20%	22,165
2018	10.500539	10.306919	-1.84%	11,352
2017	10.331401	10.500539	1.64%	11,066
2016	9.651508	10.331401	7.04%	7,503
2015	9.921864	9.651508	-2.72%	3,359
2014	10.041128	9.921864	-1.19%	3,343

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.219846	10.433682	26.93%	5,993
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.585374	17.724374	13.72%	48,494
2018	16.570740	15.585374	-5.95%	50,999
2017	14.951678	16.570740	10.83%	52,658
2016	14.460919	14.951678	3.39%	49,268
2015	14.796984	14.460919	-2.27%	32,962
2014	14.451944	14.796984	2.39%	30,461
2013	12.994518	14.451944	11.22%	29,475
2012	11.853500	12.994518	9.63%	1,719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.440400	19.363718	17.78%	19,085
2018	17.817867	16.440400	-7.73%	23,061
2017	15.597977	17.817867	14.23%	25,653
2016	15.004361	15.597977	3.96%	23,027
2015	15.342047	15.004361	-2.20%	27,293
2014	14.929274	15.342047	2.76%	27,417
2013	13.140604	14.929274	13.61%	25,488
2012	11.829064	13.140604	11.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.517235	21.360629	21.94%	22,725
2018	19.393080	17.517235	-9.67%	20,539
2017	16.353289	19.393080	18.59%	23,376
2016	15.646468	16.353289	4.52%	22,074
2015	16.009966	15.646468	-2.27%	22,074
2014	15.557219	16.009966	2.91%	25,391
2013	13.042099	15.557219	19.28%	23,423
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.142978	13.588125	21.94%	42,963
2018	11.869726	11.142978	-6.12%	16,232
2017	10.403804	11.869726	14.09%	16,401
2016*	10.000000	10.403804	4.04%	15,232
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.066512	42.648517	28.98%	4,104
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.030208	12.980884	7.90%	29,436
2018	16.277352	12.030208	-26.09%	35,181
2017	17.039350	16.277352	-4.47%	37,163
2016	12.989684	17.039350	31.18%	34,854
2015	16.683154	12.989684	-22.14%	31,705
2014	19.465593	16.683154	-14.29%	33,206
2013	15.958849	19.465593	21.97%	25,087
2012	15.509505	15.958849	2.90%	4,152

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.242577	30.274853	24.88%	93,098
2018	26.980327	24.242577	-10.15%	101,126
2017	24.375886	26.980327	10.68%	100,043
2016	21.076366	24.375886	15.66%	107,014
2015	22.401267	21.076366	-5.91%	104,092
2014	21.018038	22.401267	6.58%	97,974
2013	16.735236	21.018038	25.59%	108,870
2012	14.552109	16.735236	15.00%	21,654
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.476735	14.622664	27.41%	8,481
2018	12.864962	11.476735	-10.79%	9,628
2017	11.228216	12.864962	14.58%	7,094
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.401875	42.651329	31.63%	77,542
2018	33.125525	32.401875	-2.18%	89,694
2017	25.007038	33.125525	32.46%	100,326
2016	25.312028	25.007038	-1.20%	98,235
2015	24.098990	25.312028	5.03%	92,436
2014	22.094915	24.098990	9.07%	77,166
2013	16.535427	22.094915	33.62%	52,688
2012	14.711717	16.535427	12.40%	10,507
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.598682	14.617201	7.49%	37,375
2018	13.952057	13.598682	-2.53%	45,964
2017	13.654784	13.952057	2.18%	28,781
2016	13.301694	13.654784	2.65%	24,703
2015	13.654647	13.301694	-2.58%	38,904
2014	13.158621	13.654647	3.77%	29,637
2013	13.675795	13.158621	-3.78%	17,124
2012	13.181320	13.675795	3.75%	6,491
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.805757	45.751358	21.02%	53,906
2018	45.153552	37.805757	-16.27%	57,013
2017	38.125550	45.153552	18.43%	58,150
2016	34.669062	38.125550	9.97%	54,982
2015	35.870883	34.669062	-3.35%	56,695
2014	34.432944	35.870883	4.18%	50,710
2013	25.793803	34.432944	33.49%	47,387
2012	22.916990	25.793803	12.55%	5,845
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.524452	26.963647	25.27%	25,374
2018	25.793978	21.524452	-16.55%	27,009
2017	20.195707	25.793978	27.72%	27,099
2016	21.697549	20.195707	-6.92%	30,750
2015	21.379298	21.697549	1.49%	30,064

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.195059	13.523388	20.80%	1,555
2018	12.181991	11.195059	-8.10%	1,555
2017	11.947729	12.181991	1.96%	1,634
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.291558	14.474772	17.76%	223,220
2018	13.847916	12.291558	-11.24%	231,119
2017	12.586187	13.847916	10.02%	231,842
2016	11.317969	12.586187	11.21%	230,227
2015	12.282750	11.317969	-7.85%	234,086
2014	12.155342	12.282750	1.05%	235,024
2013	9.995709	12.155342	21.61%	115,512
2012	8.821565	9.995709	13.31%	4,025
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.293054	17.438367	14.03%	182,375
2018	16.267133	15.293054	-5.99%	208,482
2017	15.095803	16.267133	7.76%	161,559
2016	13.474340	15.095803	12.03%	139,911
2015	14.755268	13.474340	-8.68%	161,001
2014	14.355460	14.755268	2.79%	164,205
2013	12.823360	14.355460	11.95%	128,433
2012	11.586341	12.823360	10.68%	18,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.115883	42.350492	24.14%	3,332
2018	39.859784	34.115883	-14.41%	3,318
2017	36.662493	39.859784	8.72%	3,234
2016	28.661334	36.662493	27.92%	3,933
2015	31.498756	28.661334	-9.01%	3,483
2014	31.877872	31.498756	-1.19%	3,398
2013	23.815169	31.877872	33.86%	3,574
2012	20.475326	23.815169	16.31%	1,852
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.278618	9.299748	0.23%	124,442
2018	9.265261	9.278618	0.14%	136,789
2017	9.251671	9.265261	0.15%	133,525
2016	9.147207	9.251671	1.14%	125,888
2015	9.728973	9.147207	-5.98%	129,634
2014	9.724029	9.728973	0.05%	139,294
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.507317	12.655488	9.98%	6,189
2018	12.244333	11.507317	-6.02%	6,167
2017	11.017255	12.244333	11.14%	10,426
2016	10.746793	11.017255	2.52%	10,482
2015	11.613836	10.746793	-7.47%	19,808
2014	11.372017	11.613836	2.13%	19,513
2013	10.191846	11.372017	11.58%	23,293
2012*	10.000000	10.191846	1.92%	3,928

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.441271	9.741083	3.18%	25,958
2018	10.124128	9.441271	-6.74%	26,597
2017	9.938737	10.124128	1.87%	26,594
2016	10.164440	9.938737	-2.22%	38,198
2015	10.157686	10.164440	0.07%	38,614
2014	9.878324	10.157686	2.83%	39,371
2013*	10.000000	9.878324	-1.22%	26,438
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.120208	16.118090	22.85%	47,428
2018	15.107729	13.120208	-13.16%	48,172
2017	13.410910	15.107729	12.65%	47,749
2016	12.061506	13.410910	11.19%	48,451
2015	12.825380	12.061506	-5.96%	48,336
2014	12.531340	12.825380	2.35%	49,650
2013	9.928417	12.531340	26.22%	31,567
2012*	10.000000	9.928417	-0.72%	563
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.985881	42.602580	29.15%	18,477
2018	38.769523	32.985881	-14.92%	19,054
2017	28.945022	38.769523	33.94%	21,053
2016	29.505521	28.945022	-1.90%	18,829
2015	28.967317	29.505521	1.86%	24,789
2014	28.889338	28.967317	0.27%	22,257
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.563019	10.764832	25.71%	6,075
2018	10.834904	8.563019	-20.97%	7,907
2017	8.721003	10.834904	24.24%	7,864
2016	9.123662	8.721003	-4.41%	3,836
2015	9.006445	9.123662	1.30%	5,130
2014*	10.000000	9.006445	-9.94%	400
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.146207	33.841692	29.43%	8,117
2018	28.959603	26.146207	-9.71%	10,597
2017	25.270018	28.959603	14.60%	12,171
2016	23.108011	25.270018	9.36%	9,956
2015	22.810911	23.108011	1.30%	10,024
2014	21.029962	22.810911	8.47%	9,639
2013	16.284679	21.029962	29.14%	8,609
2012	14.214463	16.284679	14.56%	3,142

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.280130	44.960639	23.93%	19,428
2018	41.280631	36.280130	-12.11%	20,092
2017	36.883159	41.280631	11.92%	27,091
2016	31.900693	36.883159	15.62%	27,416
2015	34.575949	31.900693	-7.74%	26,808
2014	31.518440	34.575949	9.70%	22,427
2013	22.812364	31.518440	38.16%	18,391
2012	19.732795	22.812364	15.61%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.354042	17.174212	19.65%	231,342
2018	15.451603	14.354042	-7.10%	263,694
2017	13.296360	15.451603	16.21%	267,886
2016	13.889249	13.296360	-4.27%	299,891
2015	15.424075	13.889249	-9.95%	334,384
2014	16.571392	15.424075	-6.92%	381,531
2013	13.478931	16.571392	22.94%	335,869
2012	11.512000	13.478931	17.09%	26,684
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.388067	13.533594	9.25%	54,663
2018	12.882390	12.388067	-3.84%	63,067
2017	12.290364	12.882390	4.82%	66,646
2016	10.765970	12.290364	14.16%	61,520
2015	11.720147	10.765970	-8.14%	61,322
2014	11.705933	11.720147	0.12%	65,535
2013	10.782323	11.705933	8.57%	49,374
2012*	10.000000	10.782323	7.82%	18,023
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.046202	21.746995	35.53%	37,220
2018	16.343191	16.046202	-1.82%	41,248
2017	13.107873	16.343191	24.68%	47,707
2016	12.571862	13.107873	4.26%	45,363
2015	13.580801	12.571862	-7.43%	44,547
2014	12.814288	13.580801	5.98%	51,373
2013	10.037435	12.814288	27.66%	36,096
2012*	10.000000	10.037435	0.37%	6,003
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.649897	10.360648	7.37%	17,959
2018	9.950738	9.649897	-3.02%	17,245
2017	9.798941	9.950738	1.55%	17,417
2016	9.756238	9.798941	0.44%	15,891
2015*	10.000000	9.756238	-2.44%	25,779

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.391748	54.309763	34.46%	28,246
2018	40.420567	40.391748	-0.07%	34,853
2017	31.645736	40.420567	27.73%	36,527
2016	31.594142	31.645736	0.16%	35,643
2015	28.727558	31.594142	9.98%	41,398
2014	26.956617	28.727558	6.57%	36,722
2013	20.962185	26.956617	28.60%	34,978
2012	17.226388	20.962185	21.69%	12,234
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.037227	32.778730	42.29%	22,903
2018	23.238659	23.037227	-0.87%	22,043
2017	16.320797	23.238659	42.39%	23,643
2016	14.589746	16.320797	11.86%	22,044
2015	14.190371	14.589746	2.81%	18,127
2014	13.208445	14.190371	7.43%	15,900
2013	9.929462	13.208445	33.02%	14,896
2012*	10.000000	9.929462	-0.71%	7,638
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.178632	31.344766	24.49%	6,679
2018	30.201271	25.178632	-16.63%	7,648
2017	23.498756	30.201271	28.52%	7,624
2016	25.635747	23.498756	-8.34%	8,074
2015	28.611695	25.635747	-10.40%	7,503
2014	33.130857	28.611695	-13.64%	6,433
2013	29.506835	33.130857	12.28%	8,615
2012	26.536056	29.506835	11.20%	2,510
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.944393	-0.56%	2,548
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.611608	9.995883	16.07%	19,599
2018	10.763266	8.611608	-19.99%	25,039
2017	8.569707	10.763266	25.60%	27,388
2016	7.221288	8.569707	18.67%	27,916
2015	9.193954	7.221288	-21.46%	18,949
2014	9.812785	9.193954	-6.31%	6,815
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.838692	21.984629	38.80%	24,590
2018	16.404179	15.838692	-3.45%	24,218
2017	13.215531	16.404179	24.13%	26,188
2016	12.362520	13.215531	6.90%	24,799
2015	12.858653	12.362520	-3.86%	29,765
2014	14.148077	12.858653	-9.11%	35,922
2013	10.196918	14.148077	38.75%	32,209
2012*	10.000000	10.196918	1.97%	3,490
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.787494	37.901545	27.24%	18,358
2018	33.824310	29.787494	-11.93%	17,906
2017	29.335665	33.824310	15.30%	23,174
2016	26.241671	29.335665	11.79%	23,474
2015	26.960908	26.241671	-2.67%	26,471
2014	24.900646	26.960908	8.27%	26,614
2013	18.690785	24.900646	33.22%	20,696
2012	16.417040	18.690785	13.85%	5,353
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.288585	21.343535	23.45%	99,144
2018	19.494003	17.288585	-11.31%	108,641
2017	15.644395	19.494003	24.61%	119,695
2016	15.333259	15.644395	2.03%	100,865
2015	14.678641	15.333259	4.46%	100,108
2014	14.772760	14.678641	-0.64%	95,334
2013	11.780323	14.772760	25.40%	86,300
2012	10.342861	11.780323	13.90%	6,947
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.269537	11.645306	25.63%	7,429
2018	10.243756	9.269537	-9.51%	7,430
2017	9.263630	10.243756	10.58%	7,430
2016	8.200726	9.263630	12.96%	546
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.283678	21.056976	21.83%	7,858
2018	18.954527	17.283678	-8.82%	6,940
2017	16.415371	18.954527	15.47%	7,881
2016	15.050741	16.415371	9.07%	8,044
2015	16.501542	15.050741	-8.79%	8,141
2014	17.149472	16.501542	-3.78%	7,714
2013	13.231297	17.149472	29.61%	7,471
2012	10.982532	13.231297	20.48%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.924989	18.898041	18.67%	1,031,238
2018	17.059679	15.924989	-6.65%	1,092,955
2017	14.994535	17.059679	13.77%	1,145,710
2016	14.000824	14.994535	7.10%	1,157,962
2015	14.111333	14.000824	-0.78%	1,094,062
2014	13.679983	14.111333	3.15%	1,053,400
2013	11.293817	13.679983	21.13%	913,985
2012	9.934130	11.293817	13.69%	145,565
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.034410	11.815215	7.08%	291,823
2018	11.353917	11.034410	-2.81%	319,971
2017	11.196015	11.353917	1.41%	338,628
2016	11.100673	11.196015	0.86%	274,928
2015	11.324564	11.100673	-1.98%	267,383
2014	10.979648	11.324564	3.14%	256,855
2013	11.470453	10.979648	-4.28%	256,194
2012	11.122824	11.470453	3.13%	16,042
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.610611	23.320079	32.42%	102,868
2018	19.790944	17.610611	-11.02%	104,222
2017	15.379692	19.790944	28.68%	118,155
2016	15.623617	15.379692	-1.56%	117,983
2015	14.925333	15.623617	4.68%	121,206
2014	14.917365	14.925333	0.05%	122,886
2013	11.802543	14.917365	26.39%	87,918
2012	9.839907	11.802543	19.95%	8,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.598859	25.087775	28.01%	122,751
2018	20.081770	19.598859	-2.40%	127,941
2017	15.992791	20.081770	25.57%	145,516
2016	14.924156	15.992791	7.16%	133,270
2015	14.272660	14.924156	4.56%	147,498
2014	13.442503	14.272660	6.18%	150,731
2013	10.556109	13.442503	27.34%	121,311
2012	9.151941	10.556109	15.34%	22,294
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.245630	20.058144	23.47%	485,286
2018	16.906057	16.245630	-3.91%	523,752
2017	14.111928	16.906057	19.80%	585,347
2016	12.929086	14.111928	9.15%	567,627
2015	13.017917	12.929086	-0.68%	567,353
2014	12.020395	13.017917	8.30%	569,919
2013	9.200983	12.020395	30.64%	495,364
2012	8.000182	9.200983	15.01%	57,139

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.145576	16.244900	7.26%	34,739
2018	15.787057	15.145576	-4.06%	38,411
2017	15.110733	15.787057	4.48%	42,244
2016	14.155154	15.110733	6.75%	30,415
2015	14.836111	14.155154	-4.59%	29,218
2014	14.535835	14.836111	2.07%	31,488
2013	14.962997	14.535835	-2.85%	17,737
2012	13.568081	14.962997	10.28%	2,554
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.001980	33.694028	24.78%	16,163
2018	29.701451	27.001980	-9.09%	16,442
2017	25.685564	29.701451	15.63%	17,207
2016	22.234394	25.685564	15.52%	16,848
2015	24.207767	22.234394	-8.15%	17,879
2014	22.619836	24.207767	7.02%	17,561
2013	17.015902	22.619836	32.93%	13,322
2012	14.656457	17.015902	16.10%	326
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.802299	11.070105	12.93%	3,245
2018	10.901347	9.802299	-10.08%	3,245
2017	9.368039	10.901347	16.37%	3,245
2016	9.259011	9.368039	1.18%	3,246
2015*	10.000000	9.259011	-7.41%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.008517	23.683530	12.73%	10,665
2018	22.045955	21.008517	-4.71%	15,078
2017	21.017384	22.045955	4.89%	17,810
2016	18.738048	21.017384	12.16%	15,276
2015	19.582429	18.738048	-4.31%	15,996
2014	19.435544	19.582429	0.76%	15,443
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.816642	19.904483	25.85%	16,489
2018	16.948707	15.816642	-6.68%	15,330
2017	13.826270	16.948707	22.58%	16,897
2016	12.393340	13.826270	11.56%	14,833
2015	12.766378	12.393340	-2.92%	15,891
2014	12.193947	12.766378	4.69%	15,589
2013	8.646821	12.193947	41.02%	15,778
2012	7.532982	8.646821	14.79%	2,115

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.931581	12.962051	30.51%	5,850
2018	12.131922	9.931581	-18.14%	7,709
2017	9.835683	12.131922	23.35%	8,004
2016	10.264111	9.835683	-4.17%	8,149
2015	10.515782	10.264111	-2.39%	9,091
2014	10.849797	10.515782	-3.08%	6,340
2013	9.120622	10.849797	18.96%	4,048
2012	8.036198	9.120622	13.49%	529
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.862113	34.051650	26.76%	0
2018	27.419352	26.862113	-2.03%	0
2017	23.207811	27.419352	18.15%	0
2016	21.249049	23.207811	9.22%	0
2015	21.485335	21.249049	-1.10%	142
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.213674	16.093102	21.79%	72,154
2018	15.069736	13.213674	-12.32%	76,058
2017	12.802587	15.069736	17.71%	76,058
2016	12.024315	12.802587	6.47%	69,964
2015	12.456988	12.024315	-3.47%	69,921
2014	12.133258	12.456988	2.67%	123,734
2013	9.537949	12.133258	27.21%	119,897
2012	8.358114	9.537949	14.12%	2,675
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.652317	14.442149	14.15%	312,009
2018	13.735159	12.652317	-7.88%	351,010
2017	12.475606	13.735159	10.10%	356,413
2016	11.966272	12.475606	4.26%	394,196
2015	12.309826	11.966272	-2.79%	421,069
2014	12.012839	12.309826	2.47%	414,638
2013	10.663756	12.012839	12.65%	325,140
2012	9.773150	10.663756	9.11%	105,163
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.165588	15.553345	18.14%	172,516
2018	14.592140	13.165588	-9.78%	190,687
2017	12.824306	14.592140	13.79%	214,945
2016	12.161653	12.824306	5.45%	225,530
2015	12.544967	12.161653	-3.06%	226,437
2014	12.195542	12.544967	2.87%	228,813
2013	10.237652	12.195542	19.12%	230,794
2012	9.169449	10.237652	11.65%	33,671

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.632636	12.648620	8.73%	72,645
2018	12.157713	11.632636	-4.32%	88,743
2017	11.633920	12.157713	4.50%	96,972
2016	11.318457	11.633920	2.79%	114,177
2015	11.605240	11.318457	-2.47%	66,768
2014	11.430565	11.605240	1.53%	82,223
2013	11.087244	11.430565	3.10%	54,613
2012	10.497989	11.087244	5.61%	1,547
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.893478	12.185507	11.86%	273,767
2018	11.924834	10.893478	-8.65%	290,852
2017	10.575105	11.924834	12.76%	300,914
2016	10.196370	10.575105	3.71%	299,546
2015	10.843625	10.196370	-5.97%	301,649
2014	10.792845	10.843625	0.47%	307,966
2013*	10.000000	10.792845	7.93%	148,099
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.179303	12.676843	13.40%	452,143
2018	12.245721	11.179303	-8.71%	506,294
2017	10.580763	12.245721	15.74%	461,153
2016	10.138838	10.580763	4.36%	460,887
2015	10.848497	10.138838	-6.54%	511,858
2014	10.930952	10.848497	-0.75%	513,565
2013*	10.000000	10.930952	9.31%	306,341
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.962680	15.046703	16.08%	301,782
2018	14.201272	12.962680	-8.72%	313,546
2017	12.681924	14.201272	11.98%	324,230
2016	12.092268	12.681924	4.88%	402,472
2015	12.440261	12.092268	-2.80%	421,688
2014	12.108469	12.440261	2.74%	471,114
2013	10.461468	12.108469	15.74%	415,030
2012	9.476046	10.461468	10.40%	112,727
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.164082	15.809028	20.09%	160,279
2018	14.807095	13.164082	-11.10%	161,033
2017	12.763725	14.807095	16.01%	131,347
2016	12.073870	12.763725	5.71%	115,209
2015	12.477060	12.073870	-3.23%	171,727
2014	12.145260	12.477060	2.73%	215,198
2013	9.946771	12.145260	22.10%	234,824
2012	8.835604	9.946771	12.58%	36,056

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.408854	13.935324	12.30%	137,462
2018	13.262867	12.408854	-6.44%	133,868
2017	12.284078	13.262867	7.97%	159,460
2016	11.794839	12.284078	4.15%	173,309
2015	12.134187	11.794839	-2.80%	171,322
2014	11.865930	12.134187	2.26%	162,181
2013	10.857085	11.865930	9.29%	167,668
2012	10.042298	10.857085	8.11%	35,190
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.570438	14.997784	10.52%	22,450
2018	16.384184	13.570438	-17.17%	25,742
2017	13.588149	16.384184	20.58%	27,543
2016	13.676995	13.588149	-0.65%	26,351
2015	14.486038	13.676995	-5.58%	29,595
2014	16.051858	14.486038	-9.75%	24,578
2013	13.604035	16.051858	17.99%	14,127
2012	11.581113	13.604035	17.47%	830
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.007000	12.822922	6.80%	6,258
2018	12.306712	12.007000	-2.44%	6,378
2017	12.022809	12.306712	2.36%	6,167
2016	11.653100	12.022809	3.17%	5,966
2015	11.966029	11.653100	-2.62%	6,054
2014	11.634780	11.966029	2.85%	6,052
2013	12.099576	11.634780	-3.84%	3,389
2012	11.458211	12.099576	5.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.701870	13.676867	7.68%	2,209
2018	13.120067	12.701870	-3.19%	2,364
2017	12.868367	13.120067	1.96%	2,388
2016	12.674139	12.868367	1.53%	2,386
2015	12.966964	12.674139	-2.26%	2,461
2014	12.583641	12.966964	3.05%	2,597
2013	13.075685	12.583641	-3.76%	1,836
2012	12.424769	13.075685	5.24%	1,042
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.190678	14.344803	17.67%	0
2018	13.816368	12.190678	-11.77%	8,558
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.620421	13.416596	15.46%	0
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.782772	34.688583	20.52%	32,710
2018	35.580349	28.782772	-19.10%	34,461
2017	25.641899	35.580349	38.76%	44,206
2016	24.281437	25.641899	5.60%	49,047
2015	29.503519	24.281437	-17.70%	47,267
2014	31.854512	29.503519	-7.38%	43,630
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.010718	12.540476	4.41%	19,877
2018	12.231708	12.010718	-1.81%	10,241
2017	12.194796	12.231708	0.30%	11,932
2016	12.320032	12.194796	-1.02%	3,391
2015	12.553135	12.320032	-1.86%	3,349
2014	12.218455	12.553135	2.74%	4,368
2013	12.961773	12.218455	-5.73%	3,560
2012	12.801881	12.961773	1.25%	2,834
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.948363	8.948386	0.00%	86,965
2018	8.983698	8.948363	-0.39%	132,888
2017	9.104895	8.983698	-1.33%	89,933
2016	9.265915	9.104895	-1.74%	190,975
2015	9.430955	9.265915	-1.75%	159,509
2014	9.598934	9.430955	-1.75%	243,925
2013	9.769905	9.598934	-1.75%	126,053
2012	9.944406	9.769905	-1.75%	1,226
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.517743	9.951493	16.83%	28,863
2018	10.176760	8.517743	-16.30%	28,008
2017	8.150689	10.176760	24.86%	26,745
2016	8.243219	8.150689	-1.12%	26,496
2015	8.669291	8.243219	-4.91%	25,856
2014	8.887692	8.669291	-2.46%	25,383
2013	7.694573	8.887692	15.51%	2,962
2012	6.796997	7.694573	13.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.338652	11.120569	19.08%	15,384
2018	11.069760	9.338652	-15.64%	13,126
2017	9.052425	11.069760	22.29%	11,739
2016	9.165287	9.052425	-1.23%	2,488
2015	9.459956	9.165287	-3.11%	2,488
2014	10.263564	9.459956	-7.83%	2,488
2013	8.632502	10.263564	18.89%	1,092
2012	7.432925	8.632502	16.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.688148	31.228293	21.57%	33,817
2018	28.688685	25.688148	-10.46%	48,563
2017	24.654450	28.688685	16.36%	49,078
2016	22.922125	24.654450	7.56%	50,553
2015	23.565644	22.922125	-2.73%	51,432
2014	22.846408	23.565644	3.15%	54,359
2013	18.273978	22.846408	25.02%	28,519
2012	16.048045	18.273978	13.87%	845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.830644	17.939748	13.32%	144,041
2018	16.935489	15.830644	-6.52%	163,075
2017	15.509887	16.935489	9.19%	172,401
2016	14.849467	15.509887	4.45%	189,637
2015	15.140265	14.849467	-1.92%	169,348
2014	14.734335	15.140265	2.75%	153,831
2013	13.221841	14.734335	11.44%	164,346
2012	12.303112	13.221841	7.47%	27,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.545373	21.854187	17.84%	14,128
2018	20.183589	18.545373	-8.12%	22,052
2017	17.892430	20.183589	12.81%	35,397
2016	16.902122	17.892430	5.86%	93,828
2015	17.295177	16.902122	-2.27%	63,998
2014	16.731206	17.295177	3.37%	80,379
2013	14.250979	16.731206	17.40%	47,556
2012	12.922393	14.250979	10.28%	17,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.819527	14.872052	7.62%	50,011
2018	14.325377	13.819527	-3.53%	41,697
2017	13.795851	14.325377	3.84%	39,403
2016	13.466712	13.795851	2.44%	46,746
2015	13.670380	13.466712	-1.49%	43,031
2014	13.392845	13.670380	2.07%	43,752
2013	13.003124	13.392845	3.00%	65,727
2012	12.584001	13.003124	3.33%	25,122

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.973073	12.182409	11.02%	225,587
2018	11.835447	10.973073	-7.29%	227,854
2017	10.563493	11.835447	12.04%	230,312
2016	10.170610	10.563493	3.86%	230,301
2015	10.698535	10.170610	-4.93%	254,871
2014	10.628092	10.698535	0.66%	254,795
2013*	10.000000	10.628092	6.28%	187,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.265628	12.756263	13.23%	264,241
2018	12.206448	11.265628	-7.71%	269,346
2017	10.621510	12.206448	14.92%	265,793
2016	10.107611	10.621510	5.08%	273,624
2015	10.711302	10.107611	-5.64%	285,205
2014	10.716307	10.711302	-0.05%	275,060
2013*	10.000000	10.716307	7.16%	151,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.939202	23.066605	15.68%	173,238
2018	21.518631	19.939202	-7.34%	194,599
2017	19.393791	21.518631	10.96%	203,186
2016	18.422356	19.393791	5.27%	195,209
2015	18.813468	18.422356	-2.08%	217,907
2014	18.205323	18.813468	3.34%	224,896
2013	15.887798	18.205323	14.59%	194,299
2012	14.593590	15.887798	8.87%	29,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.311485	27.902993	19.70%	57,707
2018	25.716095	23.311485	-9.35%	56,339
2017	22.431504	25.716095	14.64%	42,135
2016	21.044992	22.431504	6.59%	34,871
2015	21.577330	21.044992	-2.47%	34,534
2014	20.924427	21.577330	3.12%	59,194
2013	17.402708	20.924427	20.24%	55,050
2012	15.570810	17.402708	11.76%	11,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.889190	18.830992	11.50%	70,366
2018	17.858160	16.889190	-5.43%	42,967
2017	16.642354	17.858160	7.31%	44,003
2016	16.024114	16.642354	3.86%	45,015
2015	16.314521	16.024114	-1.78%	48,060
2014	15.853731	16.314521	2.91%	60,259
2013	14.603455	15.853731	8.56%	89,179
2012	13.758057	14.603455	6.14%	10,261
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.441659	4.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.741584	7.42%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.954192	9.54%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.079475	0.79%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.271907	22.097701	27.94%	40,506
2018	18.190808	17.271907	-5.05%	44,847
2017	14.254637	18.190808	27.61%	48,807
2016	14.224750	14.254637	0.21%	48,066
2015	14.038767	14.224750	1.32%	49,899
2014	12.972341	14.038767	8.22%	46,931
2013	9.822877	12.972341	32.06%	27,596
2012	8.608756	9.822877	14.10%	1,294
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.978133	12.832145	16.89%	61,413
2018	11.740739	10.978133	-6.50%	16,461
2017	10.164984	11.740739	15.50%	16,481
2016	9.530877	10.164984	6.65%	16,501
2015	9.923636	9.530877	-3.96%	23,988
2014*	10.000000	9.923636	-0.76%	3,167
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.320298	14.765666	19.85%	0
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.614252	37.259878	34.93%	30,544
2018	28.548787	27.614252	-3.27%	30,592
2017	22.866170	28.548787	24.85%	33,046
2016	22.523552	22.866170	1.52%	34,237
2015	21.870050	22.523552	2.99%	26,527
2014	20.503983	21.870050	6.66%	11,352
2013	15.312714	20.503983	33.90%	6,167
2012	13.161472	15.312714	16.34%	1,906

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.094514	28.744795	24.47%	25,000
2018	25.967473	23.094514	-11.06%	24,995
2017	24.372160	25.967473	6.55%	25,914
2016	20.634332	24.372160	18.11%	12,840
2015	21.978136	20.634332	-6.11%	7,985
2014	19.805247	21.978136	10.97%	8,458
2013	15.309114	19.805247	29.37%	9,758
2012	13.615559	15.309114	12.44%	179
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.981432	45.654574	23.45%	12,991
2018	42.480042	36.981432	-12.94%	16,075
2017	37.342141	42.480042	13.76%	16,183
2016	31.594927	37.342141	18.19%	13,676
2015	32.993849	31.594927	-4.24%	9,212
2014	30.690390	32.993849	7.51%	8,927
2013	23.477812	30.690390	30.72%	10,686
2012	20.342486	23.477812	15.41%	2,745
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.049391	16.047622	14.22%	4,089
2018	17.300233	14.049391	-18.79%	5,183
2017	14.369324	17.300233	20.40%	5,075
2016	13.930623	14.369324	3.15%	5,327
2015	14.979570	13.930623	-7.00%	5,880
2014	16.879954	14.979570	-11.26%	3,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.036608	17.252325	22.91%	33,080
2018	16.198467	14.036608	-13.35%	36,469
2017	14.415780	16.198467	12.37%	38,038
2016	12.643162	14.415780	14.02%	34,191
2015	13.326338	12.643162	-5.13%	34,325
2014	12.303435	13.326338	8.31%	30,986
2013	9.274032	12.303435	32.67%	20,278
2012	8.027444	9.274032	15.53%	2,752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.798795	21.657393	21.68%	13,679
2018	20.862204	17.798795	-14.68%	14,543
2017	18.651519	20.862204	11.85%	14,930
2016	16.142678	18.651519	15.54%	16,169
2015	16.918435	16.142678	-4.59%	19,052
2014	14.715228	16.918435	14.97%	16,643
2013	11.038815	14.715228	33.30%	9,794
2012	9.657332	11.038815	14.31%	1,543

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.340122	33.704453	33.01%	27,354
2018	28.103221	25.340122	-9.83%	28,025
2017	22.946693	28.103221	22.47%	29,845
2016	21.612703	22.946693	6.17%	30,460
2015	21.881801	21.612703	-1.23%	31,424
2014	21.720263	21.881801	0.74%	30,128
2013	15.357297	21.720263	41.43%	24,306
2012	13.821797	15.357297	11.11%	1,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.537463	37.943255	16.61%	10,821
2018	39.963615	32.537463	-18.58%	11,008
2017	37.399716	39.963615	6.86%	10,537
2016	30.302270	37.399716	23.42%	9,924
2015	32.912037	30.302270	-7.93%	10,160
2014	31.375631	32.912037	4.90%	10,601
2013	22.806201	31.375631	37.57%	6,026
2012	19.295405	22.806201	18.19%	752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.064090	39.490193	23.16%	4,729
2018	37.444103	32.064090	-14.37%	5,699
2017	33.665525	37.444103	11.22%	5,668
2016	27.960178	33.665525	20.41%	5,735
2015	29.007985	27.960178	-3.61%	5,840
2014	29.361478	29.007985	-1.20%	5,629
2013	21.262124	29.361478	38.09%	4,264
2012	18.781832	21.262124	13.21%	746
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.723719	20.710797	23.84%	37
2018	18.085861	16.723719	-7.53%	35
2017	15.551262	18.085861	16.30%	39
2016	14.374388	15.551262	8.19%	42
2015	14.691900	14.374388	-2.16%	44
2014	13.531460	14.691900	8.58%	44
2013	9.940186	13.531460	36.13%	48
2012	9.083641	9.940186	9.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.190515	16.905329	28.16%	60,182
2018	13.994583	13.190515	-5.75%	68,495
2017	13.418766	13.994583	4.29%	69,545
2016	12.742525	13.418766	5.31%	66,089
2015	13.747681	12.742525	-7.31%	71,294
2014	10.880056	13.747681	26.36%	67,368
2013	10.782698	10.880056	0.90%	60,987
2012	9.495610	10.782698	13.55%	6,943

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.656523	20.126503	28.55%	254,624
2018	16.753453	15.656523	-6.55%	277,742
2017	14.065600	16.753453	19.11%	272,539
2016	12.850917	14.065600	9.45%	268,849
2015	12.957639	12.850917	-0.82%	214,034
2014	11.663193	12.957639	11.10%	239,903
2013*	10.000000	11.663193	16.63%	159,174
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.971381	10.197312	2.27%	16,391
2018	10.067388	9.971381	-0.95%	17,334
2017	10.086926	10.067388	-0.19%	14,954
2016	10.016511	10.086926	0.70%	11,761
2015	10.229826	10.016511	-2.09%	13,770
2014	10.360863	10.229826	-1.26%	21,598
2013	10.534295	10.360863	-1.65%	25,151
2012	10.357453	10.534295	1.71%	1,307
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.959834	17.138968	22.77%	11,724
2018	16.028103	13.959834	-12.90%	18,330
2017	14.286741	16.028103	12.19%	18,365
2016	12.029765	14.286741	18.76%	13,162
2015	12.872484	12.029765	-6.55%	5,365
2014	12.531398	12.872484	2.72%	5,425
2013*	10.000000	12.531398	25.31%	2,290
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.419601	22.075092	34.44%	11,668
2018	17.981106	16.419601	-8.68%	12,949
2017	14.350697	17.981106	25.30%	21,175
2016	13.771644	14.350697	4.20%	18,322
2015	14.065582	13.771644	-2.09%	23,146
2014	13.802708	14.065582	1.90%	16,637
2013	10.135533	13.802708	36.18%	10,209
2012	8.998670	10.135533	12.63%	1,851
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.467538	11.742141	12.18%	48,704
2018	11.384526	10.467538	-8.05%	64,002
2017	10.510380	11.384526	8.32%	73,545
2016	10.109175	10.510380	3.97%	73,884
2015	10.804568	10.109175	-6.44%	80,888
2014	10.708920	10.804568	0.89%	79,356
2013	10.142390	10.708920	5.59%	18,298
2012*	10.000000	10.142390	1.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.944952	12.542850	14.60%	9,255
2018	12.254589	10.944952	-10.69%	9,359
2017	10.629561	12.254589	15.29%	15,074
2016	10.288350	10.629561	3.32%	15,061
2015	11.555381	10.288350	-10.96%	14,778
2014	11.658148	11.555381	-0.88%	20,511
2013	10.261092	11.658148	13.62%	18,765
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.001753	12.526022	13.85%	10,414
2018	12.121917	11.001753	-9.24%	10,326
2017	10.858664	12.121917	11.63%	19,388
2016	10.441262	10.858664	4.00%	18,066
2015	11.387046	10.441262	-8.31%	19,196
2014	11.307362	11.387046	0.70%	19,284
2013	10.278741	11.307362	10.01%	13,771
2012*	10.000000	10.278741	2.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.531478	11.562316	9.79%	101,843
2018	11.337668	10.531478	-7.11%	111,936
2017	10.177430	11.337668	11.40%	112,286
2016	9.174242	10.177430	10.93%	120,678
2015	10.282437	9.174242	-10.78%	132,421
2014	10.418202	10.282437	-1.30%	133,268
2013	10.592193	10.418202	-1.64%	221,472
2012*	10.000000	10.592193	5.92%	21,060
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.785996	11.023541	12.65%	5,609
2018	10.466306	9.785996	-6.50%	5,791
2017	9.703224	10.466306	7.86%	5,556
2016	8.722997	9.703224	11.24%	4,684
2015	9.093453	8.722997	-4.07%	8,891
2014	9.127227	9.093453	-0.37%	1,215
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.969902	11.523499	5.05%	14,815
2018	11.640547	10.969902	-5.76%	14,517
2017	10.698826	11.640547	8.80%	24,358
2016	10.581627	10.698826	1.11%	20,132
2015	11.602645	10.581627	-8.80%	21,134
2014	11.773874	11.602645	-1.45%	20,894
2013	12.825863	11.773874	-8.20%	12,306
2012	12.405808	12.825863	3.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.836420	11.064538	2.11%	88,338
2018	11.004411	10.836420	-1.53%	106,156
2017	11.061363	11.004411	-0.51%	103,178
2016	11.112815	11.061363	-0.46%	159,065
2015	11.287188	11.112815	-1.54%	163,111
2014	11.402909	11.287188	-1.01%	158,771
2013	11.633026	11.402909	-1.98%	139,694
2012	11.196933	11.633026	3.89%	11,937
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.100090	10.190901	0.90%	11,179
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.556138	11.226764	6.35%	135,300
2018	10.813864	10.556138	-2.38%	139,048
2017	10.500133	10.813864	2.99%	141,340
2016	10.417511	10.500133	0.79%	147,426
2015	10.567590	10.417511	-1.42%	170,813
2014	10.325496	10.567590	2.34%	167,242
2013	10.729699	10.325496	-3.77%	175,601
2012	9.973762	10.729699	7.58%	35,918
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.276610	20.014209	22.96%	842
2018	20.483453	16.276610	-20.54%	879
2017	16.469492	20.483453	24.37%	879
2016	17.183618	16.469492	-4.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.614192	42.481283	26.38%	45,472
2018	33.925565	33.614192	-0.92%	52,420
2017	27.121882	33.925565	25.09%	64,112
2016	30.916649	27.121882	-12.27%	67,272
2015	27.978326	30.916649	10.50%	73,964
2014	21.700606	27.978326	28.93%	70,650
2013	14.674413	21.700606	47.88%	108,735
2012	11.401817	14.674413	28.70%	16,445
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.135834	5.628571	9.59%	51,977
2018	7.303833	5.135834	-29.68%	57,756
2017	7.583041	7.303833	-3.68%	66,534
2016	5.381461	7.583041	40.91%	77,198
2015	8.252493	5.381461	-34.79%	74,583
2014	10.414541	8.252493	-20.76%	54,602
2013	9.610602	10.414541	8.37%	62,147
2012*	10.000000	9.610602	-3.89%	53,686

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.342412	34.760458	22.64%	31,789
2018	28.477419	28.342412	-0.47%	35,394
2017	23.028372	28.477419	23.66%	45,003
2016	21.752313	23.028372	5.87%	41,417
2015	22.796945	21.752313	-4.58%	46,431
2014	23.647102	22.796945	-3.60%	34,491
2013	16.020725	23.647102	47.60%	28,642
2012	15.116906	16.020725	5.98%	6,280

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.632834	8.753902	14.69%	7,897
2018*	10.000000	7.632834	-23.67%	6,352
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.014654	41.227717	17.74%	60
2018	42.099662	35.014654	-16.83%	680
2017	37.987649	42.099662	10.82%	680
2016	30.997012	37.987649	22.55%	1,280
2015	33.471122	30.997012	-7.39%	1,333
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.525031	13.394560	6.94%	4,250
2018	13.125869	12.525031	-4.58%	4,506
2017	12.892415	13.125869	1.81%	5,281
2016	12.576307	12.892415	2.51%	8,702
2015	13.130947	12.576307	-4.22%	31,302
2014	12.944497	13.130947	1.44%	31,041
2013	14.403095	12.944497	-10.13%	25,321
2012	13.658916	14.403095	5.45%	17,393
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.601211	31.162743	26.67%	42
2018	28.786147	24.601211	-14.54%	1,993
2017	26.296668	28.786147	9.47%	2,566
2016	21.820239	26.296668	20.52%	2,834
2015	22.576840	21.820239	-3.35%	2,501
2014	19.778824	22.576840	14.15%	1,378
2013	15.505152	19.778824	27.56%	574
2012	13.585449	15.505152	14.13%	255

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.037204	15.105143	15.86%	0
2018	13.960993	13.037204	-6.62%	0
2017	12.382901	13.960993	12.74%	142,186
2016	11.754225	12.382901	5.35%	295,228
2015	12.099329	11.754225	-2.85%	321,531
2014	11.972859	12.099329	1.06%	329,219
2013	10.111402	11.972859	18.41%	177,747
2012*	10.000000	10.111402	1.11%	2,371
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.208490	11.514660	12.79%	1,110
2018	10.705882	10.208490	-4.65%	2,356
2017	10.180914	10.705882	5.16%	2,179
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.704994	10.402054	7.18%	125,442
2018	9.955696	9.704994	-2.52%	138,144
2017	9.822747	9.955696	1.35%	107,850
2016	9.762234	9.822747	0.62%	73,871
2015*	10.000000	9.762234	-2.38%	29,685
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.538357	14.442214	25.17%	53,150
2018	12.692383	11.538357	-9.09%	91,758
2017	11.094759	12.692383	14.40%	104,435
2016	9.734290	11.094759	13.98%	91,837
2015*	10.000000	9.734290	-2.66%	34,607
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.966850	17.307073	15.64%	15,112
2018	16.492723	14.966850	-9.25%	30,221
2017	14.769500	16.492723	11.67%	35,033
2016	14.488185	14.769500	1.94%	35,902
2015	14.902965	14.488185	-2.78%	19,085
2014	14.888462	14.902965	0.10%	8,923
2013	13.251063	14.888462	12.36%	1,899
2012	12.271448	13.251063	7.98%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.993218	12.938773	17.70%	5,532
2018	13.278811	10.993218	-17.21%	8,126
2017	11.753669	13.278811	12.98%	5,947
2016	10.389150	11.753669	13.13%	7,046
2015	10.852666	10.389150	-4.27%	7,091
2014*	10.000000	10.852666	8.53%	2,113

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.605026	46.331093	20.01%	0
2018	43.193696	38.605026	-10.62%	0
2017	39.129750	43.193696	10.39%	0
2016	31.691551	39.129750	23.47%	33
2015	33.042230	31.691551	-4.09%	36
2014	32.008588	33.042230	3.23%	39
2013	23.163840	32.008588	38.18%	37
2012	20.381049	23.163840	13.65%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.861613	36.952662	28.03%	0
2018	30.893439	28.861613	-6.58%	0
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	77
2015	23.940772	23.713994	-0.95%	83
2014	21.554977	23.940772	11.07%	85
2013	16.665914	21.554977	29.34%	94
2012	14.697711	16.665914	13.39%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.826478	33.051034	33.13%	0
2018	27.217386	24.826478	-8.78%	0
2017	21.820989	27.217386	24.73%	0
2016	20.643949	21.820989	5.70%	0
2015	21.608776	20.643949	-4.46%	3,429
2014	20.407592	21.608776	5.89%	3,335
2013	17.199580	20.407592	18.65%	3,608
2012	15.903347	17.199580	8.15%	3,754
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.589434	10.972749	14.43%	3,722
2018	10.172992	9.589434	-5.74%	2,715
2017*	10.000000	10.172992	1.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.384541	16.786996	25.42%	3,065
2018	16.412267	13.384541	-18.45%	3,452
2017	14.953937	16.412267	9.75%	585
2016	11.616227	14.953937	28.73%	529
2015	12.646434	11.616227	-8.15%	582
2014	12.193183	12.646434	3.72%	446
2013*	10.000000	12.193183	21.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.277222	10.806632	5.15%	4,693
2018	10.475644	10.277222	-1.89%	6,350
2017	10.312140	10.475644	1.59%	3,512
2016	9.638400	10.312140	6.99%	3,512
2015	9.913430	9.638400	-2.77%	1,564
2014	10.037700	9.913430	-1.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.477273	17.592476	13.67%	16,186
2018	16.464236	15.477273	-5.99%	24,813
2017	14.863124	16.464236	10.77%	26,338
2016	14.382567	14.863124	3.34%	29,505
2015	14.724310	14.382567	-2.32%	16,169
2014	14.388304	14.724310	2.34%	6,988
2013	12.943876	14.388304	11.16%	5,066
2012	11.813333	12.943876	9.57%	582
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.326410	19.219672	17.72%	0
2018	17.703394	16.326410	-7.78%	0
2017	15.505630	17.703394	14.17%	0
2016	14.923107	15.505630	3.90%	1,875
2015	15.266742	14.923107	-2.25%	1,868
2014	14.863553	15.266742	2.71%	1,868
2013	13.089425	14.863553	13.55%	1,874
2012	11.789001	13.089425	11.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.395757	21.201695	21.88%	0
2018	19.268461	17.395757	-9.72%	930
2017	16.256438	19.268461	18.53%	930
2016	15.561701	16.256438	4.46%	930
2015	15.931340	15.561701	-2.32%	930
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.127871	13.562808	21.88%	285,986
2018	11.859697	11.127871	-6.17%	230,598
2017	10.400299	11.859697	14.03%	169,779
2016*	10.000000	10.400299	4.00%	24,514
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.800386	42.283757	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.946736	12.884266	7.85%	2,257
2018	16.172698	11.946736	-26.13%	3,890
2017	16.938404	16.172698	-4.52%	3,068
2016	12.919284	16.938404	31.11%	3,566
2015	16.601215	12.919284	-22.18%	2,913
2014	19.379865	16.601215	-14.34%	1,893
2013	15.896657	19.379865	21.91%	672
2012	15.456951	15.896657	2.84%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.047434	30.015874	24.82%	7,903
2018	26.776858	24.047434	-10.19%	12,653
2017	24.204327	26.776858	10.63%	13,531
2016	20.938655	24.204327	15.60%	17,899
2015	22.266230	20.938655	-5.96%	11,925
2014	20.901971	22.266230	6.53%	6,091
2013	16.651302	20.901971	25.53%	3,055
2012	14.486509	16.651302	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.461186	14.595418	27.35%	238,566
2018	12.854110	11.461186	-10.84%	186,602
2017	11.224444	12.854110	14.52%	139,086
2016*	10.000000	11.224444	12.24%	19,716
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.141113	42.286565	31.57%	4,196
2018	32.875773	32.141113	-2.23%	7,543
2017	24.831087	32.875773	32.40%	11,341
2016	25.146696	24.831087	-1.26%	12,916
2015	23.953774	25.146696	4.98%	8,635
2014	21.972957	23.953774	9.01%	3,869
2013	16.452529	21.972957	33.55%	594
2012	14.645431	16.452529	12.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.489205	14.492144	7.44%	264,684
2018	13.846828	13.489205	-2.58%	222,064
2017	13.558685	13.846828	2.13%	169,731
2016	13.214778	13.558685	2.60%	54,331
2015	13.572335	13.214778	-2.63%	21,430
2014	13.085958	13.572335	3.72%	21,711
2013	13.607204	13.085958	-3.83%	8,136
2012	13.121907	13.607204	3.70%	564
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.501507	45.360074	20.96%	1,165
2018	44.813124	37.501507	-16.32%	1,605
2017	37.857297	44.813124	18.37%	3,208
2016	34.442617	37.857297	9.91%	3,864
2015	35.654732	34.442617	-3.40%	5,021
2014	34.242892	35.654732	4.12%	4,285
2013	25.664469	34.242892	33.43%	3,150
2012	22.813717	25.664469	12.50%	3,198
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.351204	26.733010	25.21%	3,095
2018	25.599475	21.351204	-16.60%	3,772
2017	20.053574	25.599475	27.66%	3,927
2016	21.555789	20.053574	-6.97%	4,318
2015	21.250433	21.555789	1.44%	2,130

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.162793	13.477549	20.74%	0
2018	12.153093	11.162793	-8.15%	0
2017	11.925450	12.153093	1.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	1,067
2017	12.530780	13.779965	9.97%	2,865
2016	11.273867	12.530780	11.15%	14,050
2015	12.241120	11.273867	-7.90%	14,514
2014	12.120317	12.241120	1.00%	15,627
2013	9.971982	12.120317	21.54%	12,762
2012	8.805115	9.971982	13.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.194763	17.317473	13.97%	4,171
2018	16.170860	15.194763	-6.04%	17,111
2017	15.014079	16.170860	7.70%	41,335
2016	13.408196	15.014079	11.98%	72,394
2015	14.690328	13.408196	-8.73%	85,535
2014	14.299561	14.690328	2.73%	87,154
2013	12.779929	14.299561	11.89%	50,725
2012	11.552993	12.779929	10.62%	6,033
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.841243	41.988188	24.07%	0
2018	39.559173	33.841243	-14.45%	0
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.251884	9.268238	0.18%	2,733
2018	9.243303	9.251884	0.09%	6,639
2017	9.234428	9.243303	0.10%	6,335
2016	9.134796	9.234428	1.09%	3,868
2015	9.720722	9.134796	-6.03%	3,533
2014	9.720720	9.720722	0.00%	291
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	2,889
2016	12.039022	13.379123	11.13%	3,568
2015	12.807989	12.039022	-6.00%	3,636
2014	12.520708	12.807989	2.29%	3,439
2013	9.925045	12.520708	26.15%	640
2012*	10.000000	9.925045	-0.75%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.720398	42.238197	29.09%	2,530
2018	38.477207	32.720398	-14.96%	1,874
2017	28.741356	38.477207	33.87%	945
2016	29.312792	28.741356	-1.95%	964
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.542677	10.733797	25.65%	8,930
2018	10.814716	8.542677	-21.01%	8,588
2017	8.709183	10.814716	24.18%	1,632
2016	9.115919	8.709183	-4.46%	3,887
2015	9.003381	9.115919	1.25%	3,938
2014*	10.000000	9.003381	-9.97%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.935771	33.552241	29.37%	1,280
2018	28.741244	25.935771	-9.76%	530
2017	25.092208	28.741244	14.54%	620
2016	22.957060	25.092208	9.30%	1,751
2015	22.673431	22.957060	1.25%	1,857
2014	20.913854	22.673431	8.41%	105
2013	16.203001	20.913854	29.07%	116
2012	14.150389	16.203001	14.51%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.988124	44.576087	23.86%	1,283
2018	40.969357	35.988124	-12.16%	888
2017	36.623622	40.969357	11.87%	2,496
2016	31.692282	36.623622	15.56%	1,308
2015	34.367562	31.692282	-7.78%	1,039
2014	31.344434	34.367562	9.64%	1,041
2013	22.697960	31.344434	38.09%	859
2012	19.643856	22.697960	15.55%	1,093
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.283587	17.081211	19.59%	8,893
2018	15.383644	14.283587	-7.15%	11,334
2017	13.244589	15.383644	16.15%	31,497
2016	13.842199	13.244589	-4.32%	35,277
2015	15.379658	13.842199	-10.00%	28,643
2014	16.532075	15.379658	-6.97%	26,244
2013	13.453793	16.532075	22.88%	6,041
2012	11.496395	13.453793	17.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.346098	13.480882	9.19%	156
2018	12.845318	12.346098	-3.89%	107
2017	12.261216	12.845318	4.76%	3,937
2016	10.745898	12.261216	14.10%	8,986
2015	11.704252	10.745898	-8.19%	9,492
2014	11.696013	11.704252	0.07%	9,400
2013	10.778669	11.696013	8.51%	5,599
2012*	10.000000	10.778669	7.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.991822	21.662271	35.46%	921
2018	16.296147	15.991822	-1.87%	1,943
2017	13.076772	16.296147	24.62%	6,610
2016	12.548403	13.076772	4.21%	4,227
2015	13.562370	12.548403	-7.48%	2,744
2014	12.803416	13.562370	5.93%	818
2013	10.034030	12.803416	27.60%	859
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.631895	10.336057	7.31%	11,568
2018	9.937263	9.631895	-3.07%	12,528
2017	9.790637	9.937263	1.50%	10,965
2016	9.752917	9.790637	0.39%	819
2015*	10.000000	9.752917	-2.47%	833

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	40.066847	53.845491	34.39%	0
2018	40.115966	40.066847	-0.12%	0
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	1,649
2014	26.807892	28.554535	6.52%	1,900
2013	20.857130	26.807892	28.53%	1,998
2012	17.148792	20.857130	21.62%	2,252
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.959068	32.650916	42.21%	5,201
2018	23.171680	22.959068	-0.92%	4,822
2017	16.282025	23.171680	42.31%	1,235
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.975939	31.076609	24.43%	0
2018	29.973501	24.975939	-16.67%	478
2017	23.333363	29.973501	28.46%	535
2016	25.468241	23.333363	-8.38%	576
2015	28.439244	25.468241	-10.45%	541
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	0
2012	26.416467	29.358871	11.14%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.943309	-0.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.586768	9.961986	16.02%	22,937
2018	10.737720	8.586768	-20.03%	21,590
2017	8.553702	10.737720	25.53%	13,793
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.785058	21.899032	38.73%	1,350
2018	16.357001	15.785058	-3.50%	64
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	2,480
2015	12.841227	12.339473	-3.91%	2,599
2014	14.136092	12.841227	-9.16%	1,440
2013	10.193457	14.136092	38.68%	1,666
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.547817	37.577449	27.18%	2,491
2018	33.569344	29.547817	-11.98%	4,224
2017	29.129303	33.569344	15.24%	8,856
2016	26.070291	29.129303	11.73%	9,161
2015	26.798471	26.070291	-2.72%	11,779
2014	24.763227	26.798471	8.22%	9,779
2013	18.597094	24.763227	33.16%	3,155
2012	16.343084	18.597094	13.79%	3,495
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.821181	8.21%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.212559	21.238859	23.39%	3,424
2018	19.418232	17.212559	-11.36%	5,638
2017	15.591488	19.418232	24.54%	14,687
2016	15.289156	15.591488	1.98%	6,069
2015	14.643868	15.289156	4.41%	4,916
2014	14.745268	14.643868	-0.69%	3,110
2013	11.764382	14.745268	25.34%	486
2012	10.334130	11.764382	13.84%	398
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.212001	20.958969	21.77%	0
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	273
2014	17.121874	16.466602	-3.83%	268
2013	13.216730	17.121874	29.55%	255
2012	10.976031	13.216730	20.41%	305

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.822616	18.767008	18.61%	533,985
2018	16.958699	15.822616	-6.70%	479,318
2017	14.913334	16.958699	13.72%	469,192
2016	13.932083	14.913334	7.04%	560,578
2015	14.049200	13.932083	-0.83%	398,344
2014	13.626690	14.049200	3.10%	297,564
2013	11.255546	13.626690	21.07%	161,350
2012	9.905519	11.255546	13.63%	43,075
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.963463	11.733282	7.02%	854,436
2018	11.286691	10.963463	-2.86%	820,958
2017	11.135357	11.286691	1.36%	792,624
2016	11.046140	11.135357	0.81%	667,618
2015	11.274673	11.046140	-2.03%	469,934
2014	10.936849	11.274673	3.09%	324,816
2013	11.431553	10.936849	-4.33%	149,112
2012	11.090766	11.431553	3.07%	41,639
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.497414	23.158395	32.35%	13,045
2018	19.673801	17.497414	-11.06%	15,100
2017	15.296414	19.673801	28.62%	14,627
2016	15.546905	15.296414	-1.61%	7,180
2015	14.859628	15.546905	4.63%	6,228
2014	14.859259	14.859628	0.00%	3,522
2013	11.762560	14.859259	26.33%	1,561
2012	9.811580	11.762560	19.88%	1,604
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.472884	24.913830	27.94%	28,091
2018	19.962916	19.472884	-2.45%	49,929
2017	15.906207	19.962916	25.50%	52,072
2016	14.850890	15.906207	7.11%	18,221
2015	14.209820	14.850890	4.51%	15,959
2014	13.390128	14.209820	6.12%	7,935
2013	10.520324	13.390128	27.28%	1,887
2012	9.125578	10.520324	15.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.149392	19.929193	23.41%	433,447
2018	16.814519	16.149392	-3.96%	400,198
2017	14.042646	16.814519	19.74%	435,065
2016	12.872147	14.042646	9.09%	485,215
2015	12.967199	12.872147	-0.73%	384,291
2014	11.979667	12.967199	8.24%	282,637
2013	9.174469	11.979667	30.58%	149,860
2012	7.981188	9.174469	14.95%	54,603

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.023749	16.106016	7.20%	2,470
2018	15.668083	15.023749	-4.11%	1,842
2017	15.004468	15.668083	4.42%	5,999
2016	14.062748	15.004468	6.70%	6,204
2015	14.746764	14.062748	-4.64%	6,399
2014	14.455656	14.746764	2.01%	3,709
2013	14.888032	14.455656	-2.90%	696
2012	13.506993	14.888032	10.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.784636	33.405820	24.72%	38,768
2018	29.477479	26.784636	-9.14%	33,133
2017	25.504808	29.477479	15.58%	19,035
2016	22.089138	25.504808	15.46%	4,546
2015	24.061860	22.089138	-8.20%	4,799
2014	22.494948	24.061860	6.97%	2,515
2013	16.930563	22.494948	32.87%	711
2012	14.590393	16.930563	16.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.784987	11.044939	12.88%	123,149
2018	10.887679	9.784987	-10.13%	130,078
2017	9.361049	10.887679	16.31%	99,775
2016	9.256799	9.361049	1.13%	80,643
2015*	10.000000	9.256799	-7.43%	31,158
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.839461	23.480985	12.68%	0
2018	21.879756	20.839461	-4.75%	785
2017	20.869521	21.879756	4.84%	785
2016	18.615655	20.869521	12.11%	785
2015	19.464422	18.615655	-4.36%	785
2014	19.328266	19.464422	0.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.730962	19.786584	25.78%	8,046
2018	16.865530	15.730962	-6.73%	10,481
2017	13.765398	16.865530	22.52%	6,379
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.877822	12.885337	30.45%	0
2018	12.072433	9.877822	-18.18%	3,224
2017	9.792425	12.072433	23.28%	12,540
2016	10.224146	9.792425	-4.22%	17,444
2015	10.480173	10.224146	-2.44%	17,611
2014	10.818565	10.480173	-3.13%	14,456
2013	9.098988	10.818565	18.90%	4,553
2012	8.021231	9.098988	13.44%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.645864	33.760327	26.70%	731
2018	27.212555	26.645864	-2.08%	0
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.142161	15.997855	21.73%	5,011
2018	14.995855	13.142161	-12.36%	44,037
2017	12.746293	14.995855	17.65%	44,037
2016	11.977516	12.746293	6.42%	44,037
2015	12.414823	11.977516	-3.52%	39,026
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.583824	14.356659	14.09%	34,825
2018	13.667802	12.583824	-7.93%	46,030
2017	12.420720	13.667802	10.04%	178,597
2016	11.919670	12.420720	4.20%	176,963
2015	12.268131	11.919670	-2.84%	194,499
2014	11.978252	12.268131	2.42%	196,343
2013	10.638464	11.978252	12.59%	65,697
2012	9.754944	10.638464	9.06%	20,971
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	43,775
2017	12.767894	14.520578	13.73%	43,751
2016	12.114297	12.767894	5.40%	43,808
2015	12.502492	12.114297	-3.10%	48,904
2014	12.160437	12.502492	2.81%	5,245
2013	10.213369	12.160437	19.06%	5,393
2012	9.152368	10.213369	11.59%	6,023

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.569699	12.573795	8.68%	85,263
2018	12.098134	11.569699	-4.37%	86,447
2017	11.582781	12.098134	4.45%	18,632
2016	11.274425	11.582781	2.74%	18,551
2015	11.565966	11.274425	-2.52%	20,290
2014	11.397682	11.565966	1.48%	20,956
2013	11.060972	11.397682	3.04%	21,589
2012	10.478460	11.060972	5.56%	11,294
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.862112	12.144231	11.80%	46,813
2018	11.896590	10.862112	-8.70%	79,541
2017	10.555420	11.896590	12.71%	272,864
2016	10.182550	10.555420	3.66%	416,623
2015	10.834446	10.182550	-6.02%	424,311
2014	10.789190	10.834446	0.42%	385,874
2013*	10.000000	10.789190	7.89%	124,480
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.147089	12.633881	13.34%	187,509
2018	12.216704	11.147089	-8.76%	336,846
2017	10.561046	12.216704	15.68%	816,144
2016	10.125079	10.561046	4.31%	1,069,460
2015	10.839288	10.125079	-6.59%	983,627
2014	10.927239	10.839288	-0.80%	810,021
2013*	10.000000	10.927239	9.27%	287,231
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.892479	14.957610	16.02%	34,505
2018	14.131604	12.892479	-8.77%	45,627
2017	12.626111	14.131604	11.92%	39,657
2016	12.045159	12.626111	4.82%	220,932
2015	12.398112	12.045159	-2.85%	300,883
2014	12.073604	12.398112	2.69%	273,578
2013	10.436655	12.073604	15.68%	246,686
2012	9.458397	10.436655	10.34%	14,181
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.092817	15.715446	20.03%	0
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	19,982
2015	12.434795	12.026843	-3.28%	20,052
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.341675	13.852834	12.24%	22,942
2018	13.197817	12.341675	-6.49%	22,331
2017	12.230031	13.197817	7.91%	29,485
2016	11.748907	12.230031	4.10%	84,270
2015	12.093095	11.748907	-2.85%	135,306
2014	11.831755	12.093095	2.21%	126,452
2013	10.831315	11.831755	9.24%	106,863
2012	10.023566	10.831315	8.06%	19,036
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.503815	14.916565	10.46%	2,011
2018	16.312102	13.503815	-17.22%	377
2017	13.535236	16.312102	20.52%	2,541
2016	13.630656	13.535236	-0.70%	4,526
2015	14.444317	13.630656	-5.63%	8,118
2014	16.013771	14.444317	-9.80%	5,660
2013	13.578670	16.013771	17.93%	3,567
2012	11.565412	13.578670	17.41%	3,667
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.942017	12.747025	6.74%	0
2018	12.246366	11.942017	-2.49%	9,567
2017	11.969939	12.246366	2.31%	9,423
2016	11.607737	11.969939	3.12%	13,521
2015	11.925518	11.607737	-2.66%	13,783
2014	11.601293	11.925518	2.79%	5,355
2013	12.070883	11.601293	-3.89%	3,764
2012	11.436873	12.070883	5.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.633130	13.595917	7.62%	2,058
2018	13.055746	12.633130	-3.24%	8,952
2017	12.811782	13.055746	1.90%	6,471
2016	12.624814	12.811782	1.48%	6,290
2015	12.923071	12.624814	-2.31%	6,591
2014	12.547427	12.923071	2.99%	617
2013	13.044692	12.547427	-3.81%	615
2012	12.401645	13.044692	5.19%	295
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.155550	14.296196	17.61%	0
2018	13.783614	12.155550	-11.81%	0
2017	11.906122	13.783614	15.77%	0
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.586935	13.371120	15.40%	0
2018	12.801411	11.586935	-9.49%	0
2017	11.451402	12.801411	11.79%	0
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.551089	34.391851	20.46%	2,916
2018	35.312041	28.551089	-19.15%	2,978
2017	25.461436	35.312041	38.69%	3,905
2016	24.122786	25.461436	5.55%	1,571
2015	29.325680	24.122786	-17.74%	2,024
2014	31.678628	29.325680	-7.43%	1,795
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.914033	12.433191	4.36%	4,837
2018	12.139454	11.914033	-1.86%	4,867
2017	12.108969	12.139454	0.25%	6,728
2016	12.239542	12.108969	-1.07%	2,040
2015	12.477473	12.239542	-1.91%	2,017
2014	12.150998	12.477473	2.69%	1,618
2013	12.896769	12.150998	-5.78%	0
2012	12.744186	12.896769	1.20%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.876176	8.871680	-0.05%	83,099
2018	8.915789	8.876176	-0.44%	9,495
2017	9.040660	8.915789	-1.38%	9,498
2016	9.205216	9.040660	-1.79%	17,868
2015	9.373944	9.205216	-1.80%	18,990
2014	9.545767	9.373944	-1.80%	18,335
2013	9.720735	9.545767	-1.80%	43,950
2012	9.899405	9.720735	-1.80%	7,446
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.471607	9.892559	16.77%	2,017
2018	10.126828	8.471607	-16.34%	2,264
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.278618	11.043466	19.02%	32,330
2018	11.004233	9.278618	-15.68%	33,009
2017	9.003411	11.004233	22.22%	26,834
2016	9.120290	9.003411	-1.28%	4,181
2015	9.418303	9.120290	-3.16%	167
2014	10.223577	9.418303	-7.88%	157
2013	8.603248	10.223577	18.83%	152
2012	7.411512	8.603248	16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.481350	30.961142	21.51%	0
2018	28.472311	25.481350	-10.50%	0
2017	24.480921	28.472311	16.30%	0
2016	22.772343	24.480921	7.50%	0
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.752948	17.842616	13.27%	107,400
2018	16.861001	15.752948	-6.57%	135,979
2017	15.449516	16.861001	9.14%	105,784
2016	14.799176	15.449516	4.39%	126,450
2015	15.096673	14.799176	-1.97%	127,760
2014	14.699388	15.096673	2.70%	95,854
2013	13.197182	14.699388	11.38%	71,945
2012	12.286428	13.197182	7.41%	32,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	10,827
2017	17.822756	20.094807	12.75%	10,844
2016	16.844848	17.822756	5.81%	13,031
2015	17.245351	16.844848	-2.32%	13,153
2014	16.691502	17.245351	3.32%	2,280
2013	14.224401	16.691502	17.34%	2,279
2012	12.904880	14.224401	10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.708248	14.744791	7.56%	45,690
2018	14.217303	13.708248	-3.58%	57,569
2017	13.698722	14.217303	3.79%	18,495
2016	13.378693	13.698722	2.39%	41,947
2015	13.587950	13.378693	-1.54%	77,496
2014	13.318874	13.587950	2.02%	28,262
2013	12.937881	13.318874	2.94%	24,953
2012	12.527245	12.937881	3.28%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.941450	12.141122	10.96%	71,522
2018	11.807374	10.941450	-7.33%	74,232
2017	10.543781	11.807374	11.98%	252,751
2016	10.156788	10.543781	3.81%	285,417
2015	10.689448	10.156788	-4.98%	259,648
2014	10.624476	10.689448	0.61%	242,784
2013*	10.000000	10.624476	6.24%	29,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.233201	12.713068	13.17%	75,313
2018	12.177545	11.233201	-7.75%	249,617
2017	10.601725	12.177545	14.86%	431,108
2016	10.093899	10.601725	5.03%	553,260
2015	10.702217	10.093899	-5.68%	540,106
2014	10.712665	10.702217	-0.10%	339,535
2013*	10.000000	10.712665	7.13%	102,557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.778720	22.869302	15.63%	0
2018	21.356379	19.778720	-7.39%	17,598
2017	19.257328	21.356379	10.90%	19,666
2016	18.302010	19.257328	5.22%	117,327
2015	18.700084	18.302010	-2.13%	108,617
2014	18.104816	18.700084	3.29%	90,766
2013	15.808117	18.104816	14.53%	111,912
2012	14.527801	15.808117	8.81%	7,902
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.123863	27.664344	19.64%	0
2018	25.522175	23.123863	-9.40%	0
2017	22.273646	25.522175	14.58%	0
2016	20.907507	22.273646	6.53%	0
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	0
2012	15.500648	17.315454	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.753283	18.669960	11.44%	4,727
2018	17.723504	16.753283	-5.47%	7,512
2017	16.525257	17.723504	7.25%	13,349
2016	15.919441	16.525257	3.81%	26,485
2015	16.216208	15.919441	-1.83%	29,105
2014	15.766218	16.216208	2.85%	29,966
2013	14.530234	15.766218	8.51%	24,854
2012	13.696059	14.530234	6.09%	10,378
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.438107	4.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.737929	7.38%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.953009	9.53%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.078376	0.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.178367	21.966836	27.87%	347
2018	18.101566	17.178367	-5.10%	3,866
2017	14.191906	18.101566	27.55%	32,506
2016	14.169339	14.191906	0.16%	41,308
2015	13.991194	14.169339	1.27%	41,906
2014	12.934965	13.991194	8.17%	37,166
2013	9.799546	12.934965	32.00%	7,891
2012	8.592706	9.799546	14.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.953211	12.796492	16.83%	511,802
2018	11.720081	10.953211	-6.54%	548,531
2017	10.152240	11.720081	15.44%	554,178
2016	9.523759	10.152240	6.60%	317,726
2015	9.921279	9.523759	-4.01%	154,050
2014*	10.000000	9.921279	-0.79%	59,849
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.292316	14.724636	19.79%	176,368
2018	12.849790	12.292316	-4.34%	173,917
2017	10.751822	12.849790	19.51%	165,605
2016	9.948971	10.751822	8.07%	95,839
2015	10.117028	9.948971	-1.66%	25,095
2014*	10.000000	10.117028	1.17%	13,016
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.478699	37.058111	34.86%	1,007
2018	28.423199	27.478699	-3.32%	0
2017	22.777133	28.423199	24.79%	527
2016	22.447233	22.777133	1.47%	592
2015	21.807049	22.447233	2.94%	2,993
2014	20.455327	21.807049	6.61%	3,057
2013	15.284154	20.455327	33.83%	2,745
2012	13.143632	15.284154	16.29%	3,191

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.981168	28.589172	24.40%	1,184
2018	25.853278	22.981168	-11.11%	714
2017	24.277290	25.853278	6.49%	717
2016	20.564449	24.277290	18.05%	1,058
2015	21.914860	20.564449	-6.16%	1,064
2014	19.758272	21.914860	10.91%	1,059
2013	15.280576	19.758272	29.30%	1,202
2012	13.597116	15.280576	12.38%	656
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.683762	45.264051	23.39%	4,037
2018	42.159701	36.683762	-12.99%	7,133
2017	37.079358	42.159701	13.70%	6,278
2016	31.388512	37.079358	18.13%	1,956
2015	32.794989	31.388512	-4.29%	461
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.937779	15.912035	14.16%	4,392
2018	17.171596	13.937779	-18.83%	6,756
2017	14.269710	17.171596	20.34%	6,384
2016	13.841080	14.269710	3.10%	9,613
2015	14.890866	13.841080	-7.05%	5,795
2014	16.788548	14.890866	-11.30%	1,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.960579	17.150145	22.85%	0
2018	16.118983	13.960579	-13.39%	5,179
2017	14.352321	16.118983	12.31%	6,196
2016	12.593902	14.352321	13.96%	6,679
2015	13.281183	12.593902	-5.17%	7,107
2014	12.267987	13.281183	8.26%	770
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.702399	21.529144	21.62%	1,415
2018	20.759846	17.702399	-14.73%	4,653
2017	18.569436	20.759846	11.80%	4,691
2016	16.079785	18.569436	15.48%	4,859
2015	16.861109	16.079785	-4.63%	4,307
2014	14.672824	16.861109	14.91%	649
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.136176	33.416182	32.94%	474
2018	27.891316	25.136176	-9.88%	482
2017	22.785227	27.891316	22.41%	4,248
2016	21.471510	22.785227	6.12%	5,455
2015	21.749917	21.471510	-1.28%	5,158
2014	21.600360	21.749917	0.69%	5,335
2013	15.280298	21.600360	41.36%	1,110
2012	13.759512	15.280298	11.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.275571	37.618705	16.55%	944
2018	39.662268	32.275571	-18.62%	1,695
2017	37.136550	39.662268	6.80%	2,048
2016	30.104323	37.136550	23.36%	2,352
2015	32.713688	30.104323	-7.98%	1,632
2014	31.202424	32.713688	4.84%	682
2013	22.691833	31.202424	37.51%	114
2012	19.208436	22.691833	18.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.805962	39.152336	23.10%	306
2018	37.161708	31.805962	-14.41%	434
2017	33.428583	37.161708	11.17%	434
2016	27.777485	33.428583	20.34%	128
2015	28.833128	27.777485	-3.66%	128
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.633123	20.588120	23.78%	0
2018	17.997105	16.633123	-7.58%	0
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.119037	16.805169	28.10%	2,009
2018	13.925887	13.119037	-5.79%	3,013
2017	13.359676	13.925887	4.24%	4,195
2016	12.692848	13.359676	5.25%	4,226
2015	13.701058	12.692848	-7.36%	2,389
2014	10.848682	13.701058	26.29%	1,339
2013	10.757084	10.848682	0.85%	121
2012	9.477882	10.757084	13.50%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.611411	20.058297	28.48%	83,345
2018	16.713738	15.611411	-6.60%	96,608
2017	14.039385	16.713738	19.05%	70,495
2016	12.833474	14.039385	9.40%	40,552
2015	12.946640	12.833474	-0.87%	7,042
2014	11.659226	12.946640	11.04%	2,385
2013*	10.000000	11.659226	16.59%	2,385
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.917375	10.136915	2.21%	20,505
2018	10.017986	9.917375	-1.00%	33,499
2017	10.042521	10.017986	-0.24%	49,798
2016	9.977485	10.042521	0.65%	50,852
2015	10.195152	9.977485	-2.14%	40,284
2014	10.331000	10.195152	-1.31%	26,412
2013	10.509297	10.331000	-1.70%	3,114
2012	10.338148	10.509297	1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.919605	17.080887	22.71%	15,019
2018	15.990104	13.919605	-12.95%	15,450
2017	14.260108	15.990104	12.13%	10,535
2016	12.013426	14.260108	18.70%	2,769
2015	12.861546	12.013426	-6.59%	502
2014	12.527139	12.861546	2.67%	420
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.330681	21.944380	34.38%	2,579
2018	17.892890	16.330681	-8.73%	2,679
2017	14.287537	17.892890	25.23%	14,924
2016	13.718002	14.287537	4.15%	18,966
2015	14.017936	13.718002	-2.14%	18,166
2014	13.762966	14.017936	1.85%	16,921
2013	10.111494	13.762966	36.11%	3,730
2012	8.981908	10.111494	12.58%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.434749	11.699404	12.12%	0
2018	11.354677	10.434749	-8.10%	0
2017	10.488150	11.354677	8.26%	5,289
2016	10.092917	10.488150	3.92%	5,289
2015	10.792691	10.092917	-6.48%	5,289
2014	10.702594	10.792691	0.84%	5,289
2013	10.141560	10.702594	5.53%	0
2012*	10.000000	10.141560	1.42%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.910658	12.497191	14.54%	0
2018	12.222457	10.910658	-10.73%	0
2017	10.607070	12.222457	15.23%	0
2016	10.271796	10.607070	3.26%	0
2015	11.542673	10.271796	-11.01%	0
2014	11.651257	11.542673	-0.93%	0
2013	10.260252	11.651257	13.56%	0
2012*	10.000000	10.260252	2.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.967302	12.480429	13.80%	0
2018	12.090156	10.967302	-9.29%	0
2017	10.835707	12.090156	11.58%	0
2016	10.424473	10.835707	3.94%	0
2015	11.374519	10.424473	-8.35%	0
2014	11.300676	11.374519	0.65%	0
2013	10.277897	11.300676	9.95%	0
2012*	10.000000	10.277897	2.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.495812	11.517301	9.73%	4,395
2018	11.305064	10.495812	-7.16%	5,822
2017	10.153309	11.305064	11.34%	6,438
2016	9.157129	10.153309	10.88%	348
2015	10.268491	9.157129	-10.82%	366
2014	10.409361	10.268491	-1.35%	324
2013	10.588592	10.409361	-1.69%	307
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.757791	10.986182	12.59%	121
2018	10.441497	9.757791	-6.55%	121
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.783224	11.004618	2.05%	8,800
2018	10.955988	10.783224	-1.58%	40,539
2017	11.018280	10.955988	-0.57%	64,986
2016	11.075154	11.018280	-0.51%	66,695
2015	11.254659	11.075154	-1.59%	61,494
2014	11.375834	11.254659	-1.07%	41,816
2013	11.611314	11.375834	-2.03%	19,379
2012	11.181746	11.611314	3.84%	14,731
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.086363	10.171867	0.85%	5,316
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	572
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.515040	11.177377	6.30%	17,955
2018	10.777277	10.515040	-2.43%	24,386
2017	10.469937	10.777277	2.94%	24,884
2016	10.392814	10.469937	0.74%	31,268
2015	10.547913	10.392814	-1.47%	31,926
2014	10.311521	10.547913	2.29%	16,919
2013	10.720627	10.311521	-3.82%	6,659
2012	9.970403	10.720627	7.52%	10,235
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.147283	19.845089	22.90%	0
2018	20.331112	16.147283	-20.58%	0
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.466303	42.272859	26.31%	683
2018	33.793616	33.466303	-0.97%	2,597
2017	27.030101	33.793616	25.02%	3,036
2016	30.827671	27.030101	-12.32%	3,232
2015	27.912004	30.827671	10.45%	3,115
2014	21.660182	27.912004	28.86%	1,385
2013	14.654528	21.660182	47.81%	634
2012	11.392176	14.654528	28.64%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.118416	5.606623	9.54%	167
2018	7.282798	5.118416	-29.72%	167
2017	7.565042	7.282798	-3.73%	2,250
2016	5.371409	7.565042	40.84%	2,082
2015	8.241290	5.371409	-34.82%	2,264
2014	10.405712	8.241290	-20.80%	1,632
2013	9.607335	10.405712	8.31%	129
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.757934	7.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.139262	34.493737	22.58%	5,243
2018	28.287779	28.139262	-0.53%	7,859
2017	22.886613	28.287779	23.60%	6,457
2016	21.629384	22.886613	5.81%	3,660
2015	22.679656	21.629384	-4.63%	1,161
2014	23.537434	22.679656	-3.64%	560
2013	15.954536	23.537434	47.53%	346
2012	15.062138	15.954536	5.92%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	6,115
2015	11.367500	11.012140	-3.13%	6,115
2014	11.114209	11.367500	2.28%	6,115
2013	10.116462	11.114209	9.86%	6,115
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.732603	40.874802	17.68%	2,365
2018	41.781949	34.732603	-16.87%	665
2017	37.720118	41.781949	10.77%	665
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.423356	13.279058	6.89%	1,543
2018	13.025991	12.423356	-4.63%	1,619
2017	12.800830	13.025991	1.76%	1,704
2016	12.493311	12.800830	2.46%	1,712
2015	13.050939	12.493311	-4.27%	1,712
2014	12.872186	13.050939	1.39%	1,712
2013	14.329952	12.872186	-10.17%	1,406
2012	13.596485	14.329952	5.39%	1,406
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.430609	30.930890	26.61%	431
2018	28.601171	24.430609	-14.58%	424
2017	26.140946	28.601171	9.41%	379
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.996344	15.050153	15.80%	0
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.516814	14.407902	25.10%	1,235
2018	12.675176	11.516814	-9.14%	1,195
2017	11.085342	12.675176	14.34%	1,249
2016	9.730969	11.085342	13.92%	1,360
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.893306	17.213255	15.58%	5,542
2018	16.420092	14.893306	-9.30%	5,542
2017	14.711924	16.420092	11.61%	8,973
2016	14.439042	14.711924	1.89%	4,483
2015	14.859989	14.439042	-2.83%	3,431
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.967071	12.901420	17.64%	2,140
2018	13.254024	10.967071	-17.25%	1,910
2017	11.737699	13.254024	12.92%	1,957
2016	10.380307	11.737699	13.08%	2,134
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.629213	36.636450	27.97%	0
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.626540	32.768158	33.06%	0
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.345931	16.730056	25.36%	389
2018	16.373310	13.345931	-18.49%	371
2017	14.926019	16.373310	9.70%	335
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.247554	10.769960	5.10%	0
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.213216	19.076708	17.66%	1,357
2018	17.589656	16.213216	-7.83%	3,996
2017	15.413830	17.589656	14.12%	3,996
2016	14.842293	15.413830	3.85%	3,996
2015	15.191805	14.842293	-2.30%	3,996
2014	14.798126	15.191805	2.66%	3,996
2013	13.038437	14.798126	13.50%	3,996
2012	11.749070	13.038437	10.97%	3,569
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.112802	13.537549	21.82%	9,884
2018	11.849713	11.112802	-6.22%	4,734
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.863848	12.788366	7.79%	2,157
2018	16.068729	11.863848	-26.17%	2,189
2017	16.838069	16.068729	-4.57%	1,073
2016	12.849277	16.838069	31.04%	2,004
2015	16.519684	12.849277	-22.22%	1,532
2014	19.294532	16.519684	-14.38%	1,186
2013	15.834717	19.294532	21.85%	850
2012	15.404595	15.834717	2.79%	367

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.853768	29.758983	24.76%	1,991
2018	26.574823	23.853768	-10.24%	4,083
2017	24.033906	26.574823	10.57%	3,373
2016	20.801784	24.033906	15.54%	4,137
2015	22.131963	20.801784	-6.01%	3,829
2014	20.786507	22.131963	6.47%	3,588
2013	16.567748	20.786507	25.46%	3,333
2012	14.421183	16.567748	14.88%	2,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.445644	14.568212	27.28%	3,708
2018	12.843258	11.445644	-10.88%	3,708
2017	11.220658	12.843258	14.46%	3,708
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.882183	41.924548	31.50%	6,181
2018	32.627632	31.882183	-2.28%	8,229
2017	24.656166	32.627632	32.33%	8,229
2016	24.982242	24.656166	-1.31%	6,802
2015	23.809250	24.982242	4.93%	5,158
2014	21.851505	23.809250	8.96%	3,101
2013	16.369918	21.851505	33.49%	3,101
2012	14.579335	16.369918	12.28%	2,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.380594	14.368136	7.38%	4,599
2018	13.742374	13.380594	-2.63%	7,064
2017	13.463234	13.742374	2.07%	7,064
2016	13.128412	13.463234	2.55%	7,064
2015	13.490516	13.128412	-2.68%	5,627
2014	13.013706	13.490516	3.66%	3,732
2013	13.538964	13.013706	-3.88%	3,732
2012	13.062768	13.538964	3.65%	3,307
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.199566	44.971957	20.89%	2,271
2018	44.475111	37.199566	-16.36%	3,612
2017	37.590820	44.475111	18.31%	3,606
2016	34.217541	37.590820	9.86%	3,344
2015	35.439781	34.217541	-3.45%	2,773
2014	34.053791	35.439781	4.07%	2,049
2013	25.535746	34.053791	33.36%	2,049
2012	22.710878	25.535746	12.44%	1,840
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.179267	26.504231	25.14%	0
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.097069	17.197363	13.91%	4,360
2018	16.075119	15.097069	-6.08%	4,427
2017	14.932768	16.075119	7.65%	4,096
2016	13.342350	14.932768	11.92%	4,096
2015	14.625625	13.342350	-8.77%	4,096
2014	14.243831	14.625625	2.68%	4,096
2013	12.736606	14.243831	11.83%	4,096
2012	11.519704	12.736606	10.56%	3,658
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.568690	41.628804	24.01%	0
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.225201	9.236796	0.13%	12,676
2018	9.221366	9.225201	0.04%	12,675
2017	9.217198	9.221366	0.05%	12,108
2016	9.122386	9.217198	1.04%	6,581
2015	9.712457	9.122386	-6.08%	2,741
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.429456	12.557069	9.87%	2,497
2018	12.173964	11.429456	-6.12%	2,497
2017	10.965055	12.173964	11.03%	2,497
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.386933	9.675156	3.07%	2,949
2018	10.076177	9.386933	-6.84%	2,949
2017	9.901715	10.076177	1.76%	2,949
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.456880	41.876703	29.02%	321
2018	38.186898	32.456880	-15.01%	306
2017	28.538983	38.186898	33.81%	339
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.522400	10.702863	25.59%	83
2018	10.794560	8.522400	-21.05%	83
2017	8.697364	10.794560	24.11%	83
2016	9.108170	8.697364	-4.51%	93
2015	9.000321	9.108170	1.20%	101
2014*	10.000000	9.000321	-10.00%	106
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.726942	33.265147	29.30%	0
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.698314	44.194599	23.80%	324
2018	40.660265	35.698314	-12.20%	315
2017	36.365766	40.660265	11.81%	317
2016	31.485132	36.365766	15.50%	356
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	1,211
2015	15.335356	13.795294	-10.04%	1,211
2014	16.492857	15.335356	-7.02%	1,211
2013	13.428712	16.492857	22.82%	1,211
2012	11.480811	13.428712	16.97%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.304246	13.428346	9.14%	3,969
2018	12.808340	12.304246	-3.94%	3,969
2017	12.232137	12.808340	4.71%	3,969
2016	10.725849	12.232137	14.04%	3,969
2015	11.688376	10.725849	-8.23%	2,239
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.937623	21.577858	35.39%	1,729
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.613908	10.311503	7.26%	21,976
2018	9.923786	9.613908	-3.12%	18,880
2017	9.782323	9.923786	1.45%	18,880
2016	9.749595	9.782323	0.34%	8,409
2015*	10.000000	9.749595	-2.50%	2,552

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.744103	53.384574	34.32%	0
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.881168	32.523572	42.14%	3,493
2018	23.104895	22.881168	-0.97%	3,513
2017	16.243323	23.104895	42.24%	3,536
2016	14.535235	16.243323	11.75%	3,537
2015	14.151760	14.535235	2.71%	2,205
2014	13.185918	14.151760	7.32%	453
2013	9.922620	13.185918	32.89%	1,108
2012*	10.000000	9.922620	-0.77%	613
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.942230	-0.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.562009	9.928199	15.96%	7,772
2018	10.712253	8.562009	-20.07%	6,365
2017	8.537743	10.712253	25.47%	5,890
2016	7.201666	8.537743	18.55%	5,890
2015	9.178344	7.201666	-21.54%	3,356
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.731553	21.813704	38.66%	1,285
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.309829	37.255815	27.11%	4,130
2018	33.316037	29.309829	-12.02%	4,120
2017	28.924180	33.316037	15.18%	4,086
2016	25.899872	28.924180	11.68%	3,401
2015	26.636851	25.899872	-2.77%	1,947
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.136775	21.134595	23.33%	2,834
2018	19.342636	17.136775	-11.40%	2,732
2017	15.538673	19.342636	24.48%	2,885
2016	15.245104	15.538673	1.93%	1,434
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.720851	18.636808	18.55%	33,181
2018	16.858262	15.720851	-6.75%	31,116
2017	14.832538	16.858262	13.66%	27,114
2016	13.863636	14.832538	6.99%	15,325
2015	13.987301	13.863636	-0.88%	11,492
2014	13.573557	13.987301	3.05%	9,287
2013	11.217368	13.573557	21.00%	9,281
2012	9.876964	11.217368	13.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.892983	11.651925	6.97%	67,255
2018	11.219869	10.892983	-2.91%	57,444
2017	11.075063	11.219869	1.31%	41,228
2016	10.991903	11.075063	0.76%	8,228
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	1,796
2013	11.392820	10.894232	-4.38%	1,756
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.384889	22.997756	32.29%	22,581
2018	19.557310	17.384889	-11.11%	18,761
2017	15.213557	19.557310	28.55%	17,905
2016	15.470543	15.213557	-1.66%	4,152
2015	14.794166	15.470543	4.57%	2,288
2014	14.801329	14.794166	-0.05%	2,288
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.347599	24.740935	27.88%	112,268
2018	19.844631	19.347599	-2.50%	21,553
2017	15.819977	19.844631	25.44%	20,464
2016	14.777877	15.819977	7.05%	6,223
2015	14.147165	14.777877	4.46%	3,061
2014	13.337885	14.147165	6.07%	3,061
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.053730	19.801053	23.34%	39,466
2018	16.723477	16.053730	-4.00%	34,253
2017	13.973703	16.723477	19.68%	25,876
2016	12.815446	13.973703	9.04%	12,097
2015	12.916650	12.815446	-0.78%	2,674
2014	11.939049	12.916650	8.19%	4,388
2013	9.148015	11.939049	30.51%	1,809
2012	7.962252	9.148015	14.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.902751	15.968183	7.15%	420
2018	15.549865	14.902751	-4.16%	434
2017	14.898826	15.549865	4.37%	407
2016	13.970826	14.898826	6.64%	388
2015	14.657831	13.970826	-4.69%	403
2014	14.375806	14.657831	1.96%	396
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.568896	33.119879	24.66%	414
2018	29.255036	26.568896	-9.18%	434
2017	25.325198	29.255036	15.52%	457
2016	21.944724	25.325198	15.40%	459
2015	23.916739	21.944724	-8.25%	459
2014	22.370662	23.916739	6.91%	459
2013	16.845598	22.370662	32.80%	634
2012	14.524582	16.845598	15.98%	354
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.057069	10.521120	4.61%	1,212
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.671668	23.280070	12.62%	397
2018	21.714704	20.671668	-4.80%	121
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.824290	12.808974	30.38%	313
2018	12.013167	9.824290	-18.22%	321
2017	9.749303	12.013167	23.22%	307
2016	10.184302	9.749303	-4.27%	330
2015	10.444650	10.184302	-2.49%	341
2014	10.787388	10.444650	-3.18%	332
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.515633	14.271583	14.03%	4,637
2018	13.600705	12.515633	-7.98%	5,464
2017	12.366016	13.600705	9.98%	1,574
2016	11.873210	12.366016	4.15%	1,798
2015	12.226538	11.873210	-2.89%	4,926
2014	11.943715	12.226538	2.37%	4,988
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	3,058
2014	11.364802	11.526726	1.42%	3,097
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	6,432
2015	10.825224	10.168701	-6.06%	9,637
2014	10.785501	10.825224	0.37%	9,678
2013*	10.000000	10.785501	7.86%	6,432
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.114976	12.591065	13.28%	27,770
2018	12.187738	11.114976	-8.80%	28,193
2017	10.541352	12.187738	15.62%	28,597
2016	10.111330	10.541352	4.25%	29,007
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	4,614
2013	10.411868	12.038799	15.63%	4,665
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.437467	14.835716	10.41%	1,234
2018	16.240280	13.437467	-17.26%	327
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.877293	12.671497	6.69%	4,198
2018	12.186237	11.877293	-2.54%	4,298
2017	11.917211	12.186237	2.26%	4,266
2016	11.562484	11.917211	3.07%	951
2015	11.885069	11.562484	-2.71%	3,169
2014	11.567839	11.885069	2.74%	2,084
2013	12.042223	11.567839	-3.94%	1,358
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.564684	13.515378	7.57%	154
2018	12.991665	12.564684	-3.29%	177
2017	12.755383	12.991665	1.85%	178
2016	12.575628	12.755383	1.43%	175
2015	12.879285	12.575628	-2.36%	185
2014	12.511292	12.879285	2.94%	199
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.120527	14.247755	17.55%	2,607
2018	13.750936	12.120527	-11.86%	766
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.553545	13.325804	15.34%	0
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.321181	34.097543	20.40%	1,445
2018	35.045648	28.321181	-19.19%	1,455
2017	25.282169	35.045648	38.62%	375
2016	23.965108	25.282169	5.50%	981
2015	29.148854	23.965108	-17.78%	714
2014	31.503670	29.148854	-7.47%	518
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.804541	8.795602	-0.10%	0
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.218956	10.966868	18.96%	13,764
2018	10.939083	9.218956	-15.72%	13,751
2017	8.954640	10.939083	22.16%	10,587
2016	9.075491	8.954640	-1.33%	10,643
2015	9.376825	9.075491	-3.21%	6,041
2014	10.183736	9.376825	-7.92%	532
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.200812	12.669957	13.12%	29,614
2018	12.148650	11.200812	-7.80%	29,984
2017	10.581940	12.148650	14.81%	35,634
2016	10.080184	10.581940	4.98%	36,718
2015	10.693121	10.080184	-5.73%	10,133
2014	10.709013	10.693121	-0.15%	10,257
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.619445	22.673595	15.57%	0
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.618448	18.510263	11.38%	0
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.434552	4.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.951817	9.52%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.077281	0.77%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.085345	21.836773	27.81%	172
2018	18.012768	17.085345	-5.15%	168
2017	14.129450	18.012768	27.48%	202
2016	14.114139	14.129450	0.11%	229
2015	13.943797	14.114139	1.22%	240
2014	12.897708	13.943797	8.11%	255
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.928322	12.760925	16.77%	2,670
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	3,536
2014*	10.000000	9.918927	-0.81%	3,581
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.343759	36.857364	34.79%	139
2018	28.298125	27.343759	-3.37%	145
2017	22.688415	28.298125	24.72%	178
2016	22.371167	22.688415	1.42%	202
2015	21.744225	22.371167	2.88%	212
2014	20.406789	21.744225	6.55%	229
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.868305	28.434286	24.34%	798
2018	25.739490	22.868305	-11.15%	798
2017	24.182718	25.739490	6.44%	798
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.388357	44.876693	23.33%	2,580
2018	41.841649	36.388357	-13.03%	1,826
2017	36.818318	41.841649	13.64%	1,448
2016	31.183360	36.818318	18.07%	1,458
2015	32.597239	31.183360	-4.34%	870
2014	30.352358	32.597239	7.40%	84
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.826960	15.777481	14.11%	0
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.884907	17.048496	22.78%	4,017
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.606500	21.401615	21.56%	1,568
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.015674	37.296784	16.50%	0
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.549823	38.817277	23.03%	163
2018	36.881337	31.549823	-14.46%	166
2017	33.193224	36.881337	11.11%	151
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.047919	16.705551	28.03%	6,853
2018	13.857502	13.047919	-5.84%	6,124
2017	13.300828	13.857502	4.19%	5,712
2016	12.643357	13.300828	5.20%	3,921
2015	13.654599	12.643357	-7.41%	2,009
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.566424	19.990314	28.42%	59,558
2018	16.674114	15.566424	-6.64%	47,779
2017	14.013207	16.674114	18.99%	38,541
2016	12.816048	14.013207	9.34%	13,953
2015	12.935645	12.816048	-0.92%	9,505
2014	11.655259	12.935645	10.99%	3,575
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.863682	10.076905	2.16%	5,716
2018	9.968850	9.863682	-1.05%	12,080
2017	9.998329	9.968850	-0.29%	12,080
2016	9.938624	9.998329	0.60%	12,080
2015	10.160615	9.938624	-2.18%	12,080
2014	10.301244	10.160615	-1.37%	12,080
2013	10.484347	10.301244	-1.75%	9,635
2012	10.318874	10.484347	1.60%	8,545
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.879453	17.022950	22.65%	5,856
2018	15.952153	13.879453	-12.99%	3,857
2017	14.233493	15.952153	12.07%	3,873
2016	11.997101	14.233493	18.64%	3,901
2015	12.850623	11.997101	-6.64%	2,301
2014	12.522875	12.850623	2.62%	255
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.242192	21.814358	34.31%	185
2018	17.805065	16.242192	-8.78%	185
2017	14.224628	17.805065	25.17%	214
2016	13.664533	14.224628	4.10%	240
2015	13.970409	13.664533	-2.19%	238
2014	13.723288	13.970409	1.80%	259
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.402067	11.656812	12.06%	0
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.876504	12.451728	14.48%	0
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.932964	12.435026	13.74%	0
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.862455	11.399014	4.94%	1,365
2018	11.538343	10.862455	-5.86%	4,021
2017	10.615663	11.538343	8.69%	4,021
2016	10.510045	10.615663	1.00%	4,021
2015	11.535888	10.510045	-8.89%	4,021
2014	11.718051	11.535888	-1.55%	4,021
2013	12.778050	11.718051	-8.30%	4,021
2012	12.372183	12.778050	3.28%	3,559

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.730257	10.944996	2.00%	5,239
2018	10.907757	10.730257	-1.63%	8,302
2017	10.975355	10.907757	-0.62%	7,970
2016	11.037614	10.975355	-0.56%	7,663
2015	11.222225	11.037614	-1.65%	5,773
2014	11.348829	11.222225	-1.12%	5,821
2013	11.589647	11.348829	-2.08%	4,383
2012	11.166580	11.589647	3.79%	3,888
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.474035	11.128104	6.24%	8,535
2018	10.740747	10.474035	-2.48%	8,900
2017	10.439746	10.740747	2.88%	8,289
2016	10.368114	10.439746	0.69%	7,673
2015	10.528196	10.368114	-1.52%	1,935
2014	10.297503	10.528196	2.24%	1,935
2013	10.711515	10.297503	-3.87%	987
2012	9.967028	10.711515	7.47%	6,944
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.319003	42.065379	26.25%	6,821
2018	33.662119	33.319003	-1.02%	5,022
2017	26.938602	33.662119	24.96%	4,449
2016	30.738929	26.938602	-12.36%	3,146
2015	27.845830	30.738929	10.39%	1,772
2014	21.619829	27.845830	28.80%	773
2013	14.634667	21.619829	47.73%	870
2012	11.382550	14.634667	28.57%	397
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.101053	5.584762	9.48%	110
2018	7.261819	5.101053	-29.76%	115
2017	7.547087	7.261819	-3.78%	121
2016	5.361384	7.547087	40.77%	122
2015	8.230100	5.361384	-34.86%	122
2014	10.396890	8.230100	-20.84%	122
2013	9.604073	10.396890	8.26%	1,168
2012*	10.000000	9.604073	-3.96%	606

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.937597	34.229089	22.52%	953
2018	28.099448	27.937597	-0.58%	953
2017	22.745793	28.099448	23.54%	953
2016	21.507226	22.745793	5.76%	285
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.322986	12.794259	12.99%	42,224
2018	12.465354	11.322986	-9.16%	43,692
2017	11.119816	12.465354	12.10%	43,040
2016	10.971058	11.119816	1.36%	59,553
2015	11.336651	10.971058	-3.22%	62,077
2014	11.095351	11.336651	2.17%	35,792
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	9,964
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.175027	40.177653	17.56%	39,484
2018	41.153413	34.175027	-16.96%	39,232
2017	37.190455	41.153413	10.66%	33,931
2016	30.392797	37.190455	22.37%	28,237
2015	32.868914	30.392797	-7.53%	27,365
2014	30.769933	32.868914	6.82%	15,114
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.222402	13.050959	6.78%	71,139
2018	12.828437	12.222402	-4.72%	73,306
2017	12.619505	12.828437	1.66%	72,023
2016	12.328865	12.619505	2.36%	34,407
2015	12.892289	12.328865	-4.37%	28,492
2014	12.728673	12.892289	1.29%	17,271
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.092597	30.471880	26.48%	108,775
2018	28.234414	24.092597	-14.67%	111,950
2017	25.831977	28.234414	9.30%	109,879
2016	21.467330	25.831977	20.33%	78,024
2015	22.245681	21.467330	-3.50%	57,922
2014	19.518511	22.245681	13.97%	24,551
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.914981	14.940686	15.68%	96,588
2018	13.851396	12.914981	-6.76%	124,505
2017	12.304420	13.851396	12.57%	118,882
2016	11.697552	12.304420	5.19%	208,931
2015	12.059422	11.697552	-3.00%	214,335
2014	11.951624	12.059422	0.90%	215,279
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.151388	11.432750	12.62%	90,570
2018	10.662380	10.151388	-4.79%	65,591
2017	10.155021	10.662380	5.00%	61,283
2016	9.179683	10.155021	10.62%	18,519
2015*	10.000000	9.179683	-8.20%	13,745

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.650739	10.328104	7.02%	243,891
2018	9.915255	9.650739	-2.67%	250,131
2017	9.797762	9.915255	1.20%	194,035
2016	9.752264	9.797762	0.47%	155,368
2015*	10.000000	9.752264	-2.48%	53,514
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.473830	14.339524	24.98%	230,284
2018	12.640824	11.473830	-9.23%	225,223
2017	11.066538	12.640824	14.23%	236,747
2016	9.724339	11.066538	13.80%	216,799
2015*	10.000000	9.724339	-2.76%	114,260
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.747288	17.027143	15.46%	414,225
2018	16.275779	14.747288	-9.39%	418,320
2017	14.597450	16.275779	11.50%	401,495
2016	14.341252	14.597450	1.79%	396,508
2015	14.774408	14.341252	-2.93%	372,739
2014	14.782617	14.774408	-0.06%	240,847
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.915013	12.827096	17.52%	115,312
2018	13.204650	10.915013	-17.34%	111,096
2017	11.705856	13.204650	12.80%	110,866
2016	10.362670	11.705856	12.96%	97,129
2015	10.841571	10.362670	-4.42%	94,104
2014*	10.000000	10.841571	8.42%	26,033
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.679360	45.151119	19.83%	0
2018	42.222915	37.679360	-10.76%	0
2017	38.308649	42.222915	10.22%	0
2016	31.073846	38.308649	23.28%	0
2015	32.447778	31.073846	-4.23%	0
2014	31.480821	32.447778	3.07%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.169580	36.011546	27.84%	0
2018	30.199104	28.169580	-6.72%	0
2017	25.408165	30.199104	18.86%	0
2016	23.251773	25.408165	9.27%	0
2015	23.510032	23.251773	-1.10%	0
2014	21.199542	23.510032	10.90%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.231295	32.209419	32.92%	27,924
2018	26.605784	24.231295	-8.92%	30,998
2017	21.363167	26.605784	24.54%	31,219
2016	20.241634	21.363167	5.54%	32,967
2015	21.220085	20.241634	-4.61%	24,168
2014	20.071167	21.220085	5.72%	22,174
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.565016	10.928093	14.25%	3,800
2018	10.162694	9.565016	-5.88%	3,780
2017*	10.000000	10.162694	1.63%	3,032
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.269039	16.616725	25.23%	69,139
2018	16.295690	13.269039	-18.57%	72,026
2017	14.870368	16.295690	9.58%	69,107
2016	11.568929	14.870368	28.54%	49,153
2015	12.614223	11.568929	-8.29%	45,859
2014	12.180737	12.614223	3.56%	30,901
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.188509	10.696994	4.99%	64,774
2018	10.401188	10.188509	-2.04%	85,756
2017	10.254460	10.401188	1.43%	78,123
2016	9.599118	10.254460	6.83%	53,393
2015	9.888134	9.599118	-2.92%	22,452
2014	10.027409	9.888134	-1.39%	5,775
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.208629	10.398242	26.67%	18,312
2018*	10.000000	8.208629	-17.91%	10,690
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.157378	17.202561	13.49%	35,347
2018	16.148735	15.157378	-6.14%	69,548
2017	14.600530	16.148735	10.60%	70,521
2016	14.150012	14.600530	3.18%	78,994
2015	14.508393	14.150012	-2.47%	65,250
2014	14.198993	14.508393	2.18%	21,925
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.988895	18.793609	17.54%	83,420
2018	17.364091	15.988895	-7.92%	84,310
2017	15.231641	17.364091	14.00%	113,061
2016	14.681779	15.231641	3.75%	91,664
2015	15.042833	14.681779	-2.40%	79,164
2014	14.667963	15.042833	2.56%	39,919

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.036188	20.731736	21.69%	86,195
2018	18.899226	17.036188	-9.86%	86,468
2017	15.969231	18.899226	18.35%	80,764
2016	15.310086	15.969231	4.31%	51,324
2015	15.697732	15.310086	-2.47%	33,618
2014	15.284923	15.697732	2.70%	7,969
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.082677	13.487098	21.70%	422,421
2018	11.829705	11.082677	-6.31%	413,587
2017	10.389799	11.829705	13.86%	352,279
2016*	10.000000	10.389799	3.90%	116,175
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.013944	41.206902	28.72%	7,574
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.699619	12.598496	7.68%	91,673
2018	15.862564	11.699619	-26.24%	93,789
2017	16.638930	15.862564	-4.67%	88,171
2016	12.710239	16.638930	30.91%	67,081
2015	16.357623	12.710239	-22.30%	49,358
2014	19.124767	16.357623	-14.47%	12,604
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.470854	29.251462	24.63%	179,251
2018	26.175074	23.470854	-10.33%	178,669
2017	23.696439	26.175074	10.46%	177,499
2016	20.530551	23.696439	15.42%	177,089
2015	21.865659	20.530551	-6.11%	151,808
2014	20.557336	21.865659	6.36%	67,477
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.414613	14.513925	27.15%	302,114
2018	12.821584	11.414613	-10.97%	274,152
2017	11.213108	12.821584	14.34%	289,526
2016*	10.000000	11.213108	12.13%	114,836
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.370516	41.209700	31.36%	222,646
2018	32.136944	31.370516	-2.38%	233,124
2017	24.310026	32.136944	32.20%	216,690
2016	24.656563	24.310026	-1.41%	181,236
2015	23.522829	24.656563	4.82%	125,080
2014	21.610653	23.522829	8.85%	55,130

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.165762	14.123053	7.27%	282,247
2018	13.535596	13.165762	-2.73%	255,778
2017	13.274138	13.535596	1.97%	247,621
2016	12.957186	13.274138	2.45%	112,283
2015	13.328146	12.957186	-2.78%	37,936
2014	12.870188	13.328146	3.56%	8,248
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.602398	44.204937	20.77%	81,505
2018	43.806070	36.602398	-16.44%	81,469
2017	37.062979	43.806070	18.19%	73,820
2016	33.771382	37.062979	9.75%	66,953
2015	35.013378	33.771382	-3.55%	57,548
2014	33.678383	35.013378	3.96%	23,217
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.839211	26.052135	25.01%	44,945
2018	25.024092	20.839211	-16.72%	42,632
2017	19.632729	25.024092	27.46%	23,786
2016	21.135613	19.632729	-7.11%	17,915
2015	20.868102	21.135613	1.28%	11,794
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.066525	13.340910	20.55%	15,356
2018	12.066837	11.066525	-8.29%	17,504
2017	11.858851	12.066837	1.75%	6,293
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.027235	14.134678	17.52%	112,401
2018	13.577929	12.027235	-11.42%	103,568
2017	12.365894	13.577929	9.80%	102,823
2016	11.142483	12.365894	10.98%	91,226
2015	12.116992	11.142483	-8.04%	88,765
2014	12.015766	12.116992	0.84%	88,574
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.903402	16.959475	13.80%	266,830
2018	15.885191	14.903402	-6.18%	268,688
2017	14.771344	15.885191	7.54%	235,079
2016	13.211539	14.771344	11.81%	189,946
2015	14.497013	13.211539	-8.87%	182,461
2014	14.132974	14.497013	2.58%	120,150
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.029755	40.918745	23.88%	0
2018	38.670023	33.029755	-14.59%	0
2017	35.640501	38.670023	8.50%	0
2016	27.919019	35.640501	27.66%	0
2015	30.745576	27.919019	-9.19%	0
2014	31.179122	30.745576	-1.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.172039	9.174205	0.02%	121,643
2018	9.177639	9.172039	-0.06%	131,137
2017	9.182821	9.177639	-0.06%	125,143
2016	9.097594	9.182821	0.94%	102,215
2015	9.695951	9.097594	-6.17%	97,942
2014	9.710786	9.695951	-0.15%	62,922
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.352047	12.459315	9.75%	26,144
2018	12.103922	11.352047	-6.21%	25,844
2017	10.913055	12.103922	10.91%	26,276
2016	10.666799	10.913055	2.31%	35,940
2015	11.550900	10.666799	-7.65%	31,299
2014	11.333471	11.550900	1.92%	24,963
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.332830	9.609599	2.97%	72,599
2018	10.028380	9.332830	-6.94%	72,536
2017	9.864769	10.028380	1.66%	68,485
2016	10.109309	9.864769	-2.42%	55,414
2015	10.123204	10.109309	-0.14%	50,553
2014	9.864869	10.123204	2.62%	41,918
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.943199	15.868269	22.60%	9,865
2018	14.934494	12.943199	-13.33%	10,843
2017	13.284075	14.934494	12.42%	9,572
2016	11.971722	13.284075	10.96%	10,404
2015	12.755880	11.971722	-6.15%	10,283
2014	12.488852	12.755880	2.14%	4,650
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.935913	41.162570	28.89%	25,974
2018	37.612542	31.935913	-15.09%	29,644
2017	28.138290	37.612542	33.67%	26,525
2016	28.741527	28.138290	-2.10%	19,858
2015	28.274821	28.741527	1.65%	20,120
2014	28.256219	28.274821	0.07%	9,639
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.481938	10.641202	25.46%	145,914
2018	10.754339	8.481938	-21.13%	181,296
2017	8.673756	10.754339	23.99%	170,162
2016	9.092687	8.673756	-4.61%	97,540
2015	8.994189	9.092687	1.10%	83,436
2014*	10.000000	8.994189	-10.06%	7,666

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.313892	32.697745	29.17%	35,124
2018	28.095282	25.313892	-9.90%	37,378
2017	24.565657	28.095282	14.37%	33,200
2016	22.509595	24.565657	9.13%	25,822
2015	22.265508	22.509595	1.10%	11,236
2014	20.569009	22.265508	8.25%	4,527
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.125271	43.440878	23.67%	34,804
2018	40.048651	35.125271	-12.29%	34,332
2017	35.855165	40.048651	11.70%	35,373
2016	31.074615	35.855165	15.38%	25,876
2015	33.749328	31.074615	-7.93%	20,661
2014	30.827666	33.749328	9.48%	9,954
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.074053	16.804938	19.40%	240,896
2018	15.181299	14.074053	-7.29%	247,461
2017	13.090311	15.181299	15.97%	248,299
2016	13.701831	13.090311	-4.46%	257,592
2015	15.247004	13.701831	-10.13%	266,459
2014	16.414568	15.247004	-7.11%	212,601
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.220949	13.323856	9.02%	39,625
2018	12.734669	12.220949	-4.03%	40,501
2017	12.174147	12.734669	4.60%	35,569
2016	10.685851	12.174147	13.93%	30,299
2015	11.656668	10.685851	-8.33%	26,662
2014	11.666264	11.656668	-0.08%	25,550
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.829696	21.409902	35.25%	92,332
2018	16.155763	15.829696	-2.02%	91,602
2017	12.983884	16.155763	24.43%	86,482
2016	12.478277	12.983884	4.05%	67,617
2015	13.507213	12.478277	-7.62%	65,499
2014	12.770848	13.507213	5.77%	46,838
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.578021	10.262550	7.15%	78,466
2018	9.896884	9.578021	-3.22%	74,845
2017	9.765727	9.896884	1.34%	70,937
2016	9.742955	9.765727	0.23%	51,916
2015*	10.000000	9.742955	-2.57%	11,416

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.106046	52.474022	34.18%	1,163
2018	39.214255	39.106046	-0.28%	1,215
2017	30.763694	39.214255	27.47%	1,263
2016	30.776024	30.763694	-0.04%	1,319
2015	28.040748	30.776024	9.75%	1,638
2014	26.365808	28.040748	6.35%	1,040
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.726006	32.270126	42.00%	81,037
2018	22.971767	22.726006	-1.07%	73,147
2017	16.166132	22.971767	42.10%	58,633
2016	14.480865	16.166132	11.64%	52,530
2015	14.113205	14.480865	2.61%	47,421
2014	13.163399	14.113205	7.22%	5,188
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.376995	30.285063	24.24%	6,822
2018	29.299767	24.376995	-16.80%	7,222
2017	22.843636	29.299767	28.26%	6,972
2016	24.971763	22.843636	-8.52%	8,058
2015	27.927566	24.971763	-10.58%	6,794
2014	32.404704	27.927566	-13.82%	3,613
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.940066	-0.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.512669	9.860928	15.84%	211,855
2018	10.661459	8.512669	-20.15%	217,026
2017	8.505889	10.661459	25.34%	191,382
2016	7.182082	8.505889	18.43%	109,117
2015	9.162735	7.182082	-21.62%	78,774
2014	9.799432	9.162735	-6.50%	51,789
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.813871	10.431762	6.30%	68,856
2018	10.113958	9.813871	-2.97%	69,805
2017	9.930835	10.113958	1.84%	61,724
2016*	10.000000	9.930835	-0.69%	8,974
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.625004	21.643893	38.52%	38,433
2018	16.216059	15.625004	-3.64%	32,281
2017	13.090537	16.216059	23.88%	29,395
2016	12.270492	13.090537	6.68%	22,785
2015	12.788982	12.270492	-4.05%	21,020
2014	14.100140	12.788982	-9.30%	11,166

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.839504	36.620631	26.98%	110,998
2018	32.815061	28.839504	-12.12%	117,079
2017	28.518202	32.815061	15.07%	110,802
2016	25.562297	28.518202	11.56%	87,718
2015	26.316484	25.562297	-2.87%	62,076
2014	24.355034	26.316484	8.05%	28,585
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.810127	8.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.986135	20.927477	23.20%	211,212
2018	19.192306	16.986135	-11.50%	200,377
2017	15.433584	19.192306	24.35%	192,078
2016	15.157397	15.433584	1.82%	108,750
2015	14.539877	15.157397	4.25%	93,893
2014	14.662964	14.539877	-0.84%	39,310
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.200502	11.535050	25.37%	38,580
2018	10.188317	9.200502	-9.70%	38,186
2017	9.232228	10.188317	10.36%	31,881
2016	8.189545	9.232228	12.73%	12,728
2015*	10.000000	8.189545	-18.10%	5,340
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.998493	20.667356	21.58%	416
2018	18.680041	16.998493	-9.00%	413
2017	16.210537	18.680041	15.23%	423
2016	14.893173	16.210537	8.85%	422
2015	16.362123	14.893173	-8.98%	424
2014	17.039279	16.362123	-3.97%	432
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.519128	18.378935	18.43%	1,982,684
2018	16.659012	15.519128	-6.84%	2,028,666
2017	14.672143	16.659012	13.54%	1,901,973
2016	13.727661	14.672143	6.88%	1,438,211
2015	13.864243	13.727661	-0.99%	1,000,665
2014	13.467867	13.864243	2.94%	558,420
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.753223	11.490699	6.86%	794,533
2018	11.087281	10.753223	-3.01%	738,238
2017	10.955312	11.087281	1.20%	658,746
2016	10.884112	10.955312	0.65%	460,742
2015	11.126283	10.884112	-2.18%	211,845
2014	10.809399	11.126283	2.93%	105,534

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.161755	22.679469	32.15%	298,333
2018	19.326108	17.161755	-11.20%	300,752
2017	15.048988	19.326108	28.42%	299,814
2016	15.318758	15.048988	-1.76%	198,154
2015	14.663961	15.318758	4.47%	161,168
2014	14.686033	14.663961	-0.15%	68,923
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.099330	24.398597	27.75%	525,860
2018	19.610087	19.099330	-2.60%	519,510
2017	15.648893	19.610087	25.31%	503,076
2016	14.632935	15.648893	6.94%	396,379
2015	14.022697	14.632935	4.35%	337,778
2014	13.234019	14.022697	5.96%	153,405
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.863919	19.546997	23.22%	1,074,895
2018	16.542715	15.863919	-4.10%	1,074,836
2017	13.836706	16.542715	19.56%	1,017,071
2016	12.702711	13.836706	8.93%	817,198
2015	12.816088	12.702711	-0.88%	562,540
2014	11.858170	12.816088	8.08%	265,932
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.663487	15.695812	7.04%	142,750
2018	15.315903	14.663487	-4.26%	134,795
2017	14.689575	15.315903	4.26%	126,362
2016	13.788618	14.689575	6.53%	86,457
2015	14.481429	13.788618	-4.78%	71,779
2014	14.217275	14.481429	1.86%	11,921
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.142370	32.555006	24.53%	82,640
2018	28.814927	26.142370	-9.27%	79,765
2017	24.969561	28.814927	15.40%	55,947
2016	21.658570	24.969561	15.29%	46,451
2015	23.628957	21.658570	-8.34%	55,614
2014	22.124037	23.628957	6.80%	31,245
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.733250	10.969751	12.70%	233,730
2018	10.846777	9.733250	-10.27%	231,890
2017	9.340096	10.846777	16.13%	176,805
2016	9.250168	9.340096	0.97%	157,803
2015*	10.000000	9.250168	-7.50%	77,215
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.050215	10.503237	4.51%	8,794
2018*	10.000000	10.050215	0.50%	6,105

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.339865	22.883079	12.50%	26,554
2018	21.388079	20.339865	-4.90%	25,206
2017	20.431656	21.388079	4.68%	23,395
2016	18.252878	20.431656	11.94%	18,709
2015	19.114320	18.252878	-4.51%	16,675
2014	19.009644	19.114320	0.55%	9,614
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.476505	19.436801	25.59%	35,077
2018	16.618259	15.476505	-6.87%	36,539
2017	13.584255	16.618259	22.33%	34,896
2016	12.201172	13.584255	11.34%	1,545
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.718020	12.657525	30.25%	20,824
2018	11.895432	9.718020	-18.30%	15,756
2017	9.663559	11.895432	23.10%	27,669
2016	10.104996	9.663559	-4.37%	25,954
2015	10.373896	10.104996	-2.59%	24,113
2014	10.725252	10.373896	-3.28%	13,874
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.006962	32.900524	26.51%	10,394
2018	26.600949	26.006962	-2.23%	11,139
2017	22.560885	26.600949	17.91%	13,173
2016	20.698736	22.560885	9.00%	8,569
2015	20.971602	20.698736	-1.30%	288
2014	19.128379	20.971602	9.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.929530	15.714981	21.54%	150,106
2018	14.775950	12.929530	-12.50%	159,072
2017	12.578517	14.775950	17.47%	153,560
2016	11.837882	12.578517	6.26%	90,259
2015	12.288876	11.837882	-3.67%	70,715
2014	11.993938	12.288876	2.46%	44,976
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.380298	14.102902	13.91%	228,337
2018	13.467439	12.380298	-8.07%	224,955
2017	12.257304	13.467439	9.87%	219,282
2016	11.780796	12.257304	4.04%	183,026
2015	12.143745	11.780796	-2.99%	196,848
2014	11.874946	12.143745	2.26%	128,091

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.882537	15.187991	17.90%	376,153
2018	14.307720	12.882537	-9.96%	370,428
2017	12.599919	14.307720	13.55%	370,959
2016	11.973166	12.599919	5.23%	227,895
2015	12.375742	11.973166	-3.25%	238,389
2014	12.055552	12.375742	2.66%	138,181
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.382568	12.351534	8.51%	61,100
2018	11.920765	11.382568	-4.51%	64,050
2017	11.430372	11.920765	4.29%	64,128
2016	11.143052	11.430372	2.58%	68,576
2015	11.448690	11.143052	-2.67%	69,103
2014	11.299369	11.448690	1.32%	58,981
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.768381	12.021049	11.63%	489,795
2018	11.812087	10.768381	-8.84%	463,891
2017	10.496412	11.812087	12.53%	451,771
2016	10.141082	10.496412	3.50%	439,757
2015	10.806831	10.141082	-6.16%	333,456
2014	10.778167	10.806831	0.27%	194,169
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.050914	12.505752	13.16%	947,691
2018	12.129939	11.050914	-8.90%	981,579
2017	10.502021	12.129939	15.50%	831,861
2016	10.083850	10.502021	4.15%	703,836
2015	10.811680	10.083850	-6.73%	715,382
2014	10.916085	10.811680	-0.96%	460,061
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.683946	14.693190	15.84%	316,311
2018	13.924425	12.683946	-8.91%	306,967
2017	12.459980	13.924425	11.75%	310,302
2016	11.904805	12.459980	4.66%	303,579
2015	12.272399	11.904805	-3.00%	285,065
2014	11.969453	12.272399	2.53%	134,918
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.881014	15.437615	19.85%	191,535
2018	14.518437	12.881014	-11.28%	203,775
2017	12.540346	14.518437	15.77%	223,182
2016	11.886699	12.540346	5.50%	220,042
2015	12.308708	11.886699	-3.43%	191,099
2014	12.005828	12.308708	2.52%	21,225

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.142053	13.607953	12.07%	196,106
2018	13.004341	12.142053	-6.63%	133,034
2017	12.069112	13.004341	7.75%	133,681
2016	11.612009	12.069112	3.94%	101,456
2015	11.970472	11.612009	-2.99%	93,526
2014	11.729710	11.970472	2.05%	100,749
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.305697	14.675270	10.29%	28,052
2018	16.097531	13.305697	-17.34%	27,088
2017	13.377552	16.097531	20.33%	27,525
2016	13.492419	13.377552	-0.85%	15,587
2015	14.319716	13.492419	-5.78%	16,187
2014	15.899946	14.319716	-9.94%	13,199
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.748880	12.521726	6.58%	76,059
2018	12.066844	11.748880	-2.64%	78,676
2017	11.812447	12.066844	2.15%	75,960
2016	11.472487	11.812447	2.96%	30,069
2015	11.804603	11.472487	-2.81%	17,515
2014	11.501237	11.804603	2.64%	11,232
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.428841	13.355628	7.46%	13,406
2018	12.864380	12.428841	-3.39%	13,511
2017	12.643252	12.864380	1.75%	8,834
2016	12.477752	12.643252	1.33%	7,562
2015	12.792070	12.477752	-2.46%	6,860
2014	12.439242	12.792070	2.84%	3,998
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.050689	14.151221	17.43%	51,199
2018	13.685744	12.050689	-11.95%	50,915
2017	11.839602	13.685744	15.59%	50,525
2016	10.840003	11.839602	9.22%	277
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.486975	13.235529	15.22%	0
2018	12.710506	11.486975	-9.63%	0
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.866488	33.515934	20.27%	28,501
2018	34.518414	27.866488	-19.27%	36,450
2017	24.927100	34.518414	38.48%	28,190
2016	23.652550	24.927100	5.39%	23,441
2015	28.798079	23.652550	-17.87%	17,513
2014	31.156320	28.798079	-7.57%	7,185
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.628436	12.116624	4.20%	29,241
2018	11.866668	11.628436	-2.01%	29,609
2017	11.854920	11.866668	0.10%	34,218
2016	12.001029	11.854920	-1.22%	32,769
2015	12.253042	12.001029	-2.06%	11,165
2014	11.950681	12.253042	2.53%	4,883
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.662835	8.645223	-0.20%	261,772
2018	8.714877	8.662835	-0.60%	151,468
2017	8.850415	8.714877	-1.53%	300,478
2016	9.025259	8.850415	-1.94%	398,425
2015	9.204747	9.025259	-1.95%	82,252
2014	9.387808	9.204747	-1.95%	185,544
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.334556	9.717657	16.59%	94,390
2018	9.978335	8.334556	-16.47%	97,924
2017	8.008003	9.978335	24.60%	94,791
2016	8.115402	8.008003	-1.32%	77,686
2015	8.552281	8.115402	-5.11%	69,365
2014	8.785622	8.552281	-2.66%	8,589
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.100608	10.815062	18.84%	355,023
2018	10.809728	9.100608	-15.81%	352,135
2017	8.857738	10.809728	22.04%	294,128
2016	8.986409	8.857738	-1.43%	130,504
2015	9.294249	8.986409	-3.31%	82,441
2014	10.104360	9.294249	-8.02%	46,581
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.870450	30.172711	21.32%	90,620
2018	27.832483	24.870450	-10.64%	122,650
2017	23.967273	27.832483	16.13%	121,864
2016	22.328548	23.967273	7.34%	112,572
2015	23.002243	22.328548	-2.93%	96,160
2014	22.345704	23.002243	2.94%	19,485

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.521865	17.554030	13.09%	364,027
2018	16.639227	15.521865	-6.72%	422,323
2017	15.269557	16.639227	8.97%	430,312
2016	14.649101	15.269557	4.24%	384,915
2015	14.966448	14.649101	-2.12%	158,307
2014	14.594888	14.966448	2.55%	89,420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.183629	21.384287	17.60%	98,692
2018	19.830499	18.183629	-8.30%	114,959
2017	17.615153	19.830499	12.58%	115,339
2016	16.674050	17.615153	5.64%	101,027
2015	17.096610	16.674050	-2.47%	74,875
2014	16.572851	17.096610	3.16%	16,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.379613	14.369320	7.40%	175,542
2018	13.897812	13.379613	-3.73%	178,087
2017	13.411307	13.897812	3.63%	168,814
2016	13.117976	13.411307	2.24%	114,258
2015	13.343536	13.117976	-1.69%	81,956
2014	13.099296	13.343536	1.86%	88,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.847076	12.018015	10.79%	312,072
2018	11.723551	10.847076	-7.48%	302,672
2017	10.484880	11.723551	11.81%	304,291
2016	10.115449	10.484880	3.65%	293,452
2015	10.662226	10.115449	-5.13%	255,763
2014	10.613630	10.662226	0.46%	216,655
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.136286	12.584132	13.00%	643,145
2018	12.091059	11.136286	-7.90%	680,400
2017	10.542483	12.091059	14.69%	625,368
2016	10.052806	10.542483	4.87%	535,475
2015	10.674947	10.052806	-5.83%	501,512
2014	10.701720	10.674947	-0.25%	242,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.304470	22.286865	15.45%	170,243
2018	20.876366	19.304470	-7.53%	169,392
2017	18.853199	20.876366	10.73%	144,624
2016	17.945268	18.853199	5.06%	112,936
2015	18.363639	17.945268	-2.28%	88,280
2014	17.806277	18.363639	3.13%	63,007

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.569455	26.959841	19.45%	103,890
2018	24.948616	22.569455	-9.54%	104,712
2017	21.806289	24.948616	14.41%	109,021
2016	20.500037	21.806289	6.37%	53,470
2015	21.061472	20.500037	-2.67%	29,673
2014	20.465842	21.061472	2.91%	30,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.351622	18.194509	11.27%	125,073
2018	17.325210	16.351622	-5.62%	90,124
2017	16.178521	17.325210	7.09%	118,287
2016	15.609193	16.178521	3.65%	81,405
2015	15.924497	15.609193	-1.98%	65,004
2014	15.506288	15.924497	2.70%	53,255
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.427445	4.27%	7,568
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.726956	7.27%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.949435	9.49%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.075086	0.75%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.900612	21.578662	27.68%	81,486
2018	17.836292	16.900612	-5.25%	81,660
2017	14.005235	17.836292	27.35%	82,727
2016	14.004290	14.005235	0.01%	67,170
2015	13.849379	14.004290	1.12%	79,128
2014	12.823434	13.849379	8.00%	23,193
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.878676	12.690005	16.65%	1,094,980
2018	11.658249	10.878676	-6.69%	1,040,478
2017	10.114077	11.658249	15.27%	956,727
2016	9.502433	10.114077	6.44%	727,605
2015	9.914214	9.502433	-4.15%	528,322
2014*	10.000000	9.914214	-0.86%	183,626
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.208720	14.602158	19.60%	201,746
2018	12.782034	12.208720	-4.49%	135,460
2017	10.711433	12.782034	19.33%	133,678
2016	9.926706	10.711433	7.91%	89,701
2015	10.109830	9.926706	-1.81%	41,812
2014*	10.000000	10.109830	1.10%	10,282

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.075736	36.458911	34.66%	45,445
2018	28.049481	27.075736	-3.47%	41,180
2017	22.511913	28.049481	24.60%	51,788
2016	22.219702	22.511913	1.32%	45,326
2015	21.619027	22.219702	2.78%	27,688
2014	20.309979	21.619027	6.45%	17,337
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.644063	28.126785	24.21%	53,559
2018	25.513247	22.644063	-11.25%	56,600
2017	23.994518	25.513247	6.33%	57,174
2016	20.355923	23.994518	17.87%	42,388
2015	21.725846	20.355923	-6.31%	24,994
2014	19.617821	21.725846	10.75%	11,327
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.804190	44.111266	23.20%	170,514
2018	41.212182	35.804190	-13.12%	166,936
2017	36.301282	41.212182	13.53%	159,691
2016	30.776705	36.301282	17.95%	111,166
2015	32.204971	30.776705	-4.43%	43,742
2014	30.017686	32.204971	7.29%	17,390
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.607837	15.511631	13.99%	26,869
2018	16.790907	13.607837	-18.96%	26,635
2017	13.974626	16.790907	20.15%	24,614
2016	13.575542	13.974626	2.94%	22,250
2015	14.627548	13.575542	-7.19%	14,169
2014	16.516926	14.627548	-11.44%	6,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.734741	16.846946	22.66%	76,357
2018	15.882643	13.734741	-13.52%	79,384
2017	14.163439	15.882643	12.14%	75,287
2016	12.447110	14.163439	13.79%	66,830
2015	13.146474	12.447110	-5.32%	88,047
2014	12.162131	13.146474	8.09%	29,679
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.416072	21.148562	21.43%	37,351
2018	20.455517	17.416072	-14.86%	37,022
2017	18.325112	20.455517	11.63%	35,348
2016	15.892422	18.325112	15.31%	25,398
2015	16.690140	15.892422	-4.78%	22,147
2014	14.546263	16.690140	14.74%	9,221

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.533416	32.565057	32.74%	31,968
2018	27.264414	24.533416	-10.02%	32,551
2017	22.307047	27.264414	22.22%	25,159
2016	21.052971	22.307047	5.96%	18,526
2015	21.358593	21.052971	-1.43%	15,575
2014	21.244174	21.358593	0.54%	8,653
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.501744	36.660685	16.38%	8,139
2018	38.770960	31.501744	-18.75%	8,092
2017	36.357369	38.770960	6.64%	7,231
2016	29.517622	36.357369	23.17%	5,584
2015	32.125237	29.517622	-8.12%	3,806
2014	30.688022	32.125237	4.68%	1,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.043344	38.155222	22.91%	27,817
2018	36.326525	31.043344	-14.54%	28,074
2017	32.727135	36.326525	11.00%	26,711
2016	27.236083	32.727135	20.16%	12,049
2015	28.314416	27.236083	-3.81%	1,990
2014	28.717928	28.314416	-1.41%	1,324
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.364088	20.224184	23.59%	11,139
2018	17.733263	16.364088	-7.72%	10,898
2017	15.279085	17.733263	16.06%	9,181
2016	14.151526	15.279085	7.97%	8,565
2015	14.493622	14.151526	-2.36%	8,693
2014	13.376068	14.493622	8.35%	15
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.906811	16.508067	27.90%	80,796
2018	13.721699	12.906811	-5.94%	85,474
2017	13.183858	13.721699	4.08%	84,654
2016	12.544898	13.183858	5.09%	62,595
2015	13.562081	12.544898	-7.50%	45,492
2014	10.755035	13.562081	26.10%	27,380
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.476759	19.854940	28.29%	1,719,642
2018	16.595079	15.476759	-6.74%	1,734,351
2017	13.960961	16.595079	18.87%	1,754,745
2016	12.781249	13.960961	9.23%	1,055,768
2015	12.913677	12.781249	-1.03%	592,895
2014	11.647335	12.913677	10.87%	208,925

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.756995	9.957752	2.06%	68,417
2018	9.871129	9.756995	-1.16%	69,400
2017	9.910394	9.871129	-0.40%	59,637
2016	9.861228	9.910394	0.50%	40,196
2015	10.091776	9.861228	-2.28%	53,367
2014	10.241887	10.091776	-1.47%	45,796
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.799493	16.907639	22.52%	237,390
2018	15.876540	13.799493	-13.08%	230,435
2017	14.180420	15.876540	11.96%	219,838
2016	11.964520	14.180420	18.52%	127,947
2015	12.828800	11.964520	-6.74%	80,700
2014	12.514368	12.828800	2.51%	38,146
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.066510	21.556424	34.17%	46,914
2018	17.630562	16.066510	-8.87%	46,889
2017	14.099530	17.630562	25.04%	49,090
2016	13.558135	14.099530	3.99%	31,284
2015	13.875771	13.558135	-2.29%	23,926
2014	13.644232	13.875771	1.70%	18,398
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.336930	11.572029	11.95%	13,810
2018	11.265541	10.336930	-8.24%	13,606
2017	10.421677	11.265541	8.10%	7,472
2016	10.044254	10.421677	3.76%	7,367
2015	10.757094	10.044254	-6.63%	11,458
2014	10.683618	10.757094	0.69%	10,726
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.808384	12.361140	14.37%	33,599
2018	12.126518	10.808384	-10.87%	33,032
2017	10.539853	12.126518	15.05%	31,977
2016	10.222271	10.539853	3.11%	31,475
2015	11.504611	10.222271	-11.15%	93,118
2014	11.630621	11.504611	-1.08%	23,774
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.864496	12.344563	13.62%	41,092
2018	11.995253	10.864496	-9.43%	40,833
2017	10.767043	11.995253	11.41%	39,637
2016	10.374210	10.767043	3.79%	39,334
2015	11.337017	10.374210	-8.49%	39,501
2014	11.280647	11.337017	0.50%	30,016

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.389346	11.383062	9.56%	100,635
2018	11.207615	10.389346	-7.30%	100,887
2017	10.081144	11.207615	11.17%	98,444
2016	9.105932	10.081144	10.71%	84,248
2015	10.226711	9.105932	-10.96%	50,518
2014	10.382876	10.226711	-1.50%	46,452
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.673586	10.874734	12.42%	40,672
2018	10.367293	9.673586	-6.69%	44,947
2017	9.630977	10.367293	7.65%	42,287
2016	8.675662	9.630977	11.01%	24,946
2015	9.062546	8.675662	-4.27%	19,684
2014	9.114752	9.062546	-0.57%	9,884
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.755888	11.275685	4.83%	21,777
2018	11.436860	10.755888	-5.95%	19,673
2017	10.532998	11.436860	8.58%	17,792
2016	10.438810	10.532998	0.90%	16,414
2015	11.469395	10.438810	-8.99%	13,421
2014	11.662394	11.469395	-1.65%	7,076
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.624998	10.826579	1.90%	142,492
2018	10.811841	10.624998	-1.73%	147,505
2017	10.889914	10.811841	-0.72%	162,198
2016	10.962826	10.889914	-0.67%	128,945
2015	11.157555	10.962826	-1.75%	82,288
2014	11.294935	11.157555	-1.22%	40,567
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.045222	10.114904	0.69%	27,879
2018	10.101951	10.045222	-0.56%	27,479
2017	10.070171	10.101951	0.32%	11,954
2016*	10.000000	10.070171	0.70%	1,387
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.392520	11.030247	6.14%	297,041
2018	10.668095	10.392520	-2.58%	267,093
2017	10.379677	10.668095	2.78%	232,505
2016	10.318944	10.379677	0.59%	162,148
2015	10.488961	10.318944	-1.62%	132,630
2014	10.269571	10.488961	2.14%	49,914
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.765047	19.345735	22.71%	20,017
2018	19.880416	15.765047	-20.70%	22,551
2017	16.017126	19.880416	24.12%	20,795
2016	16.745650	16.017126	-4.35%	5,243

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.026162	41.653185	26.12%	123,246
2018	33.400505	33.026162	-1.12%	117,840
2017	26.756409	33.400505	24.83%	115,390
2016	30.562098	26.756409	-12.45%	99,077
2015	27.713887	30.562098	10.28%	83,966
2014	21.539315	27.713887	28.67%	24,127
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.066467	5.541239	9.37%	95,716
2018	7.219996	5.066467	-29.83%	91,585
2017	7.511242	7.219996	-3.88%	80,013
2016	5.341347	7.511242	40.62%	43,740
2015	8.207733	5.341347	-34.92%	46,502
2014	10.379231	8.207733	-20.92%	18,300
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.746940	7.47%	2,758
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.538097	33.705245	22.39%	80,635
2018	27.726058	27.538097	-0.68%	84,230
2017	22.466353	27.726058	23.41%	88,982
2016	21.264601	22.466353	5.65%	81,028
2015	22.331284	21.264601	-4.78%	83,852
2014	23.211348	22.331284	-3.79%	19,531

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.899403	39.833289	17.50%	1,115
2018	40.842478	33.899403	-17.00%	1,123
2017	36.928221	40.842478	10.60%	1,056
2016	30.193849	36.928221	22.30%	684
2015	32.670414	30.193849	-7.58%	422
2014	30.599720	32.670414	6.77%	422
2013	22.685955	30.599720	34.88%	392
2012	19.540947	22.685955	16.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.123040	12.938252	6.72%	4,552
2018	12.730673	12.123040	-4.77%	4,131
2017	12.529707	12.730673	1.60%	4,614
2016	12.247367	12.529707	2.31%	1,112
2015	12.813619	12.247367	-4.42%	8,053
2014	12.657454	12.813619	1.23%	7,948
2013	14.112464	12.657454	-10.31%	6,762
2012	13.410674	14.112464	5.23%	5,740
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.925278	30.244831	26.41%	3,042
2018	28.052720	23.925278	-14.71%	3,820
2017	25.678797	28.052720	9.24%	5,201
2016	21.350886	25.678797	20.27%	5,762
2015	22.136312	21.350886	-3.55%	8,354
2014	19.432451	22.136312	13.91%	3,831
2013	15.264684	19.432451	27.30%	1,048
2012	13.402114	15.264684	13.90%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.874475	14.886236	15.63%	0
2018	13.815036	12.874475	-6.81%	0
2017	12.278375	13.815036	12.52%	37,394
2016	11.678719	12.278375	5.13%	132,957
2015	12.046145	11.678719	-3.05%	135,345
2014	11.944556	12.046145	0.85%	124,264
2013	10.108080	11.944556	18.17%	93,775
2012*	10.000000	10.108080	1.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.132401	11.405548	12.57%	11,325
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	6,007
2017	9.789438	9.901784	1.15%	6,212
2016	9.748940	9.789438	0.42%	5,856
2015*	10.000000	9.748940	-2.51%	5,521
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.452398	14.305438	24.91%	2,164
2018	12.623683	11.452398	-9.28%	2,164
2017	11.057149	12.623683	14.17%	2,164
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	10,368
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.674730	16.934722	15.40%	0
2018	16.204024	14.674730	-9.44%	23,407
2017	14.540489	16.204024	11.44%	56,667
2016	14.292562	14.540489	1.73%	62,546
2015	14.731757	14.292562	-2.98%	54,684
2014	14.747464	14.731757	-0.11%	32,369
2013	13.152347	14.747464	12.13%	2,535
2012	12.204946	13.152347	7.76%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.889056	12.790067	17.46%	165
2018	13.180011	10.889056	-17.38%	715
2017	11.689956	13.180011	12.75%	346
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	37.375521	44.764187	19.77%	0
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.942438	35.702959	27.77%	0
2018	29.970971	27.942438	-6.77%	0
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	449
2012	14.434186	16.333683	13.16%	495
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.035824	31.933291	32.86%	0
2018	26.404696	24.035824	-8.97%	3,398
2017	21.212475	26.404696	24.48%	4,201
2016	20.109095	21.212475	5.49%	7,129
2015	21.091894	20.109095	-4.66%	8,103
2014	19.960095	21.091894	5.67%	4,226
2013	16.856739	19.960095	18.41%	3,955
2012	15.618215	16.856739	7.93%	1,319
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.230741	16.560320	25.17%	4,346
2018	16.256998	13.230741	-18.62%	5,059
2017	14.842606	16.256998	9.53%	5,098
2016	11.553198	14.842606	28.47%	3,752
2015	12.603502	11.553198	-8.33%	3,641
2014	12.176596	12.603502	3.51%	2,857
2013*	10.000000	12.176596	21.77%	483
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.159049	10.660617	4.94%	6,876
2018	10.376444	10.159049	-2.10%	7,027
2017	10.235288	10.376444	1.38%	7,183
2016	9.586053	10.235288	6.77%	14,665
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.052050	17.074299	13.44%	678
2018	16.044753	15.052050	-6.19%	687
2017	14.513895	16.044753	10.55%	9,541
2016	14.073210	14.513895	3.13%	14,788
2015	14.437002	14.073210	-2.52%	15,317
2014	14.136329	14.437002	2.13%	10,460
2013	12.743149	14.136329	10.93%	1,129
2012	11.653935	12.743149	9.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.877875	18.653595	17.48%	0
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	0
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.917783	20.577169	21.63%	0
2018	18.777519	16.917783	-9.90%	1,596
2017	15.874465	18.777519	18.29%	1,596
2016	15.226975	15.874465	4.25%	1,596
2015	15.620484	15.226975	-2.52%	1,596
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.067605	13.461898	21.63%	4,603
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.618281	12.504535	7.63%	1,327
2018	15.760382	11.618281	-26.28%	1,327
2017	16.540153	15.760382	-4.71%	3,392
2016	12.641213	16.540153	30.84%	3,228
2015	16.277112	12.641213	-22.34%	3,228
2014	19.040356	16.277112	-14.51%	1,882
2013	15.650026	19.040356	21.66%	1,093
2012	15.248274	15.650026	2.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.281508	29.000685	24.57%	2,934
2018	25.977235	23.281508	-10.38%	12,739
2017	23.529291	25.977235	10.40%	13,253
2016	20.396102	23.529291	15.36%	14,113
2015	21.733564	20.396102	-6.15%	5,754
2014	20.443580	21.733564	6.31%	4,413
2013	16.319340	20.443580	25.27%	3,558
2012	14.226743	16.319340	14.71%	585
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.399115	14.486831	27.09%	9,835
2018	12.810751	11.399115	-11.02%	13,468
2017	11.209326	12.810751	14.29%	13,468
2016*	10.000000	11.209326	12.09%	13,468
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.117489	40.856461	31.30%	2,852
2018	31.894091	31.117489	-2.43%	14,448
2017	24.138587	31.894091	32.13%	15,605
2016	24.495145	24.138587	-1.46%	23,671
2015	23.380750	24.495145	4.77%	28,227
2014	21.491087	23.380750	8.79%	14,115
2013	16.124534	21.491087	33.28%	12,625
2012	14.382815	16.124534	12.11%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.059648	14.002087	7.22%	7,647
2018	13.433386	13.059648	-2.78%	3,137
2017	13.180598	13.433386	1.92%	4,291
2016	12.872430	13.180598	2.39%	6,881
2015	13.247709	12.872430	-2.83%	7,574
2014	12.799039	13.247709	3.51%	7,326
2013	13.336017	12.799039	-4.03%	5,517
2012	12.886699	13.336017	3.49%	980
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	36.307181	43.826045	20.71%	51
2018	43.475075	36.307181	-16.49%	3,622
2017	36.801640	43.475075	18.13%	6,652
2016	33.550316	36.801640	9.69%	7,227
2015	34.801933	33.550316	-3.60%	10,852
2014	33.492090	34.801933	3.91%	4,368
2013	25.152950	33.492090	33.15%	1,908
2012	22.404753	25.152950	12.27%	1,138
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.671191	25.828901	24.95%	0
2018	24.835075	20.671191	-16.77%	127
2017	19.494328	24.835075	27.40%	125
2016	20.997299	19.494328	-7.16%	629
2015	20.742119	20.997299	1.23%	1,084

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.961986	14.050825	17.46%	3,428
2018	13.511207	11.961986	-11.47%	12,848
2017	12.311382	13.511207	9.75%	12,629
2016	11.099003	12.311382	10.92%	19,049
2015	12.075865	11.099003	-8.09%	21,839
2014	11.981099	12.075865	0.79%	12,335
2013	9.877544	11.981099	21.30%	9,257
2012	8.739564	9.877544	13.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.807394	16.841619	13.74%	96
2018	15.790961	14.807394	-6.23%	3,765
2017	14.691182	15.790961	7.49%	3,364
2016	13.146530	14.691182	11.75%	3,364
2015	14.433032	13.146530	-8.91%	4,657
2014	14.077774	14.433032	2.52%	3,364
2013	12.607377	14.077774	11.66%	1,193
2012	11.420312	12.607377	10.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.763362	40.568048	23.82%	0
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.145540	9.143042	-0.03%	857
2018	9.155821	9.145540	-0.11%	1,625
2017	9.165653	9.155821	-0.11%	2,922
2016	9.085217	9.165653	0.89%	2,860
2015	9.687708	9.085217	-6.22%	1,982
2014	9.707479	9.687708	-0.20%	1,388
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	5,446
2015	11.535221	10.646874	-7.70%	5,136
2014	11.323851	11.535221	1.87%	5,594
2013	10.174559	11.323851	11.30%	5,444
2012*	10.000000	10.174559	1.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	26,254
2017	9.846341	10.004560	1.61%	12,176
2016	10.095561	9.846341	-2.47%	1,073
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	268
2014	12.478245	12.738549	2.09%	263
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.678367	40.809801	28.83%	1,217
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	1,064
2015	28.104084	28.553403	1.60%	1,064
2014	28.099930	28.104084	0.01%	1,064
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.461748	10.610462	25.39%	745
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	165
2016	9.084958	8.661969	-4.66%	174
2015	8.991116	9.084958	1.04%	547
2014*	10.000000	8.991116	-10.09%	551
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.109749	32.417507	29.10%	0
2018	27.883006	25.109749	-9.95%	0
2017	24.392445	27.883006	14.31%	526
2016	22.362245	24.392445	9.08%	1,009
2015	22.131050	22.362245	1.04%	1,040
2014	20.455224	22.131050	8.19%	1,055
2013	15.879991	20.455224	28.81%	1,046
2012	13.896643	15.879991	14.27%	507

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.841975	43.068547	23.61%	1,326
2018	39.746044	34.841975	-12.34%	586
2017	35.602346	39.746044	11.64%	640
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	287
2014	30.657127	33.545511	9.42%	302
2013	22.245507	30.657127	37.81%	300
2012	19.291662	22.245507	15.31%	393
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.004804	16.713738	19.34%	0
2018	15.114357	14.004804	-7.34%	7,957
2017	13.039207	15.114357	15.91%	30,889
2016	13.655295	13.039207	-4.51%	31,918
2015	15.202990	13.655295	-10.18%	28,779
2014	16.375548	15.202990	-7.16%	23,180
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.179463	13.271857	8.97%	1,484
2018	12.697952	12.179463	-4.08%	1,484
2017	12.145221	12.697952	4.55%	1,554
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.775967	21.326357	35.18%	10,117
2018	16.109186	15.775967	-2.07%	7,023
2017	12.953034	16.109186	24.37%	7,345
2016	12.454962	12.953034	4.00%	7,904
2015	13.488862	12.454962	-7.66%	7,784
2014	12.760017	13.488862	5.71%	6,568
2013	10.020404	12.760017	27.34%	4,138
2012*	10.000000	10.020404	0.20%	1,256
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.560129	10.238168	7.09%	2,731
2018	9.883461	9.560129	-3.27%	2,731
2017	9.757441	9.883461	1.29%	2,731
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.790693	52.024340	34.12%	0
2018	38.917987	38.790693	-0.33%	0
2017	30.546790	38.917987	27.40%	0
2016	30.574576	30.546790	-0.09%	0
2015	27.871410	30.574576	9.70%	499
2014	26.219945	27.871410	6.30%	576
2013	20.441302	26.219945	28.27%	786
2012	16.841270	20.441302	21.38%	893
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.648750	32.144049	41.92%	988
2018	22.905422	22.648750	-1.12%	1,048
2017	16.127631	22.905422	42.03%	1,151
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	3,338
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.180359	30.025453	24.17%	1,258
2018	29.078340	24.180359	-16.84%	1,142
2017	22.682524	29.078340	28.20%	10,556
2016	24.808265	22.682524	-8.57%	10,893
2015	27.758883	24.808265	-10.63%	10,337
2014	32.225426	27.758883	-13.86%	5,975
2013	28.773624	32.225426	12.00%	215
2012	25.942858	28.773624	10.91%	82
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.938980	-0.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.488085	9.827439	15.78%	4,121
2018	10.636132	8.488085	-20.20%	2,644
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.571951	21.559412	38.45%	107
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	246
2012*	10.000000	10.179611	1.80%	301
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.606833	36.306682	26.92%	2,031
2018	32.567039	28.606833	-12.16%	10,234
2017	28.317038	32.567039	15.01%	10,341
2016	25.394899	28.317038	11.51%	18,529
2015	26.157500	25.394899	-2.92%	20,282
2014	24.220258	26.157500	8.00%	10,636
2013	18.226412	24.220258	32.89%	8,289
2012	16.050085	18.226412	13.56%	1,238
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.911259	20.824608	23.14%	4,456
2018	19.117508	16.911259	-11.54%	12,554
2017	15.381252	19.117508	24.29%	12,958
2016	15.113680	15.381252	1.77%	12,649
2015	14.505331	15.113680	4.19%	10,021
2014	14.635577	14.505331	-0.89%	4,309
2013	11.700669	14.635577	25.08%	3,516
2012	10.299191	11.700669	13.61%	348
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	138
2017	16.159674	18.611963	15.18%	205
2016	14.853992	16.159674	8.79%	892
2015	16.327400	14.853992	-9.02%	1,218
2014	17.011796	16.327400	-4.02%	1,054
2013	13.158540	17.011796	29.28%	892
2012	10.950060	13.158540	20.17%	393

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.419156	18.251223	18.37%	116,792
2018	16.560184	15.419156	-6.89%	104,922
2017	14.592513	16.560184	13.48%	91,216
2016	13.660106	14.592513	6.83%	115,138
2015	13.803048	13.660106	-1.04%	103,620
2014	13.415262	13.803048	2.89%	103,378
2013	11.103511	13.415262	20.82%	82,130
2012	9.791710	11.103511	13.40%	32,662
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.683982	11.410890	6.80%	112,502
2018	11.021538	10.683982	-3.06%	98,523
2017	10.895891	11.021538	1.15%	68,304
2016	10.830583	10.895891	0.60%	103,643
2015	11.077207	10.830583	-2.23%	79,225
2014	10.767219	11.077207	2.88%	80,318
2013	11.277224	10.767219	-4.52%	61,849
2012	10.963430	11.277224	2.86%	7,637
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.051206	22.521887	32.08%	4,754
2018	19.211474	17.051206	-11.24%	4,451
2017	14.967326	19.211474	28.36%	5,088
2016	15.243379	14.967326	-1.81%	10,933
2015	14.599258	15.243379	4.41%	10,751
2014	14.628691	14.599258	-0.20%	8,903
2013	11.603661	14.628691	26.07%	8,187
2012	9.698831	11.603661	19.64%	499
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.976362	24.229146	27.68%	10,556
2018	19.493829	18.976362	-2.65%	16,528
2017	15.564017	19.493829	25.25%	21,259
2016	14.560960	15.564017	6.89%	20,763
2015	13.960842	14.560960	4.30%	17,909
2014	13.182359	13.960842	5.91%	9,485
2013	10.378207	13.182359	27.02%	1,762
2012	9.020713	10.378207	15.05%	196
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.769745	19.421057	23.15%	47,700
2018	16.452943	15.769745	-4.15%	40,799
2017	13.768617	16.452943	19.50%	55,063
2016	12.646627	13.768617	8.87%	98,239
2015	12.766017	12.646627	-0.94%	91,706
2014	11.817868	12.766017	8.02%	84,410
2013	9.069012	11.817868	30.31%	61,215
2012	7.905590	9.069012	14.72%	9,868

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.545268	15.561336	6.99%	2,754
2018	15.200222	14.545268	-4.31%	3,129
2017	14.586039	15.200222	4.21%	3,127
2016	13.698399	14.586039	6.48%	978
2015	14.394015	13.698399	-4.83%	1,867
2014	14.138664	14.394015	1.81%	1,525
2013	14.591290	14.138664	-3.10%	1,152
2012	13.264856	14.591290	10.00%	1,038
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.931558	32.276022	24.47%	1,568
2018	28.597231	25.931558	-9.32%	210
2017	24.793514	28.597231	15.34%	238
2016	21.516811	24.793514	15.23%	238
2015	23.486289	21.516811	-8.39%	1,458
2014	22.001672	23.486289	6.75%	389
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.175839	22.686962	12.45%	434
2018	21.226477	20.175839	-4.95%	449
2017	20.287606	21.226477	4.63%	465
2016	18.133402	20.287606	11.88%	482
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.665295	12.582429	30.18%	1,113
2018	11.836961	9.665295	-18.35%	1,527
2017	9.620947	11.836961	23.03%	2,077
2016	10.065558	9.620947	-4.42%	2,499
2015	10.338679	10.065558	-2.64%	1,494
2014	10.694285	10.338679	-3.33%	1,200
2013	9.012807	10.694285	18.66%	808
2012	7.961507	9.012807	13.20%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.797222	32.618548	26.44%	0
2018	26.399955	25.797222	-2.28%	0
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.859374	15.621755	21.48%	106
2018	14.703318	12.859374	-12.54%	106
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.313123	14.019213	13.86%	55,427
2018	13.401242	12.313123	-8.12%	57,898
2017	12.203261	13.401242	9.82%	73,105
2016	11.734820	12.203261	3.99%	75,698
2015	12.102530	11.734820	-3.04%	23,655
2014	11.840679	12.102530	2.21%	16,897
2013	10.537733	11.840679	12.36%	5,550
2012	9.682343	10.537733	8.83%	5,570
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.812577	15.097808	17.84%	1,196
2018	14.237320	12.812577	-10.01%	1,611
2017	12.544298	14.237320	13.50%	1,603
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	302
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	6,023
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.737306	11.980251	11.58%	27,864
2018	11.784040	10.737306	-8.88%	36,979
2017	10.476817	11.784040	12.48%	45,130
2016	10.127293	10.476817	3.45%	35,231
2015	10.797643	10.127293	-6.21%	22,155
2014	10.774489	10.797643	0.21%	18,024
2013*	10.000000	10.774489	7.74%	1,488
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.019021	12.463300	13.11%	23,509
2018	12.101127	11.019021	-8.94%	31,725
2017	10.482403	12.101127	15.44%	55,138
2016	10.070135	10.482403	4.09%	52,199
2015	10.802486	10.070135	-6.78%	53,793
2014	10.912370	10.802486	-1.01%	38,307
2013*	10.000000	10.912370	9.12%	13,369
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	2,863
2015	12.230698	11.858311	-3.04%	3,079
2014	11.934880	12.230698	2.48%	3,117
2013	10.337789	11.934880	15.45%	3,151
2012	9.387965	10.337789	10.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	1,811
2016	11.840327	12.485081	5.45%	1,813
2015	12.266942	11.840327	-3.48%	1,814
2014	11.971203	12.266942	2.47%	1,815
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.076190	13.527244	12.02%	7,197
2018	12.940438	12.076190	-6.68%	27,440
2017	12.015919	12.940438	7.69%	40,859
2016	11.566698	12.015919	3.88%	21,945
2015	11.929841	11.566698	-3.04%	23,168
2014	11.695859	11.929841	2.00%	17,565
2013	10.728763	11.695859	9.01%	1,620
2012	9.948976	10.728763	7.84%	1,632
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.240240	14.595623	10.24%	898
2018	16.026557	13.240240	-17.39%	999
2017	13.325336	16.026557	20.27%	1,299
2016	13.446598	13.325336	-0.90%	2,550
2015	14.278380	13.446598	-5.83%	4,024
2014	15.862133	14.278380	-9.98%	3,699
2013	13.477526	15.862133	17.69%	3,225
2012	11.502750	13.477526	17.17%	1,810
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.685156	12.447448	6.52%	6,590
2018	12.007565	11.685156	-2.69%	4,271
2017	11.760398	12.007565	2.10%	4,345
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.015898	14.103178	17.37%	2,123
2018	13.653236	12.015898	-11.99%	0
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.453808	13.190592	15.16%	0
2018	12.680312	11.453808	-9.67%	0
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.641704	33.228636	20.21%	1,262
2018	34.257563	27.641704	-19.31%	1,640
2017	24.751302	34.257563	38.41%	1,798
2016	23.497688	24.751302	5.34%	199
2015	28.624140	23.497688	-17.91%	199
2014	30.983954	28.624140	-7.62%	200
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.534640	12.012761	4.15%	0
2018	11.776998	11.534640	-2.06%	9,253
2017	11.771327	11.776998	0.05%	3,479
2016	11.922468	11.771327	-1.27%	3,246
2015	12.179045	11.922468	-2.11%	3,012
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.592789	8.570946	-0.25%	16,347
2018	8.648847	8.592789	-0.65%	22,658
2017	8.787830	8.648847	-1.58%	3,266
2016	8.965995	8.787830	-1.99%	14,108
2015	9.148971	8.965995	-2.00%	12,341
2014	9.335684	9.148971	-2.00%	7,399
2013	9.526205	9.335684	-2.00%	8,141
2012	9.721147	9.526205	-2.01%	3,878
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.289295	9.659953	16.54%	3,377
2018	9.929249	8.289295	-16.52%	3,377
2017	7.972666	9.929249	24.54%	3,377
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.041989	10.739914	18.78%	8,927
2018	10.745624	9.041989	-15.85%	8,486
2017	8.809699	10.745624	21.97%	3,096
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.669824	29.914057	21.26%	644
2018	27.622148	24.669824	-10.69%	644
2017	23.798245	27.622148	16.07%	675
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.445532	17.458803	13.03%	1,138
2018	16.565890	15.445532	-6.76%	2,297
2017	15.209990	16.565890	8.91%	15,844
2016	14.599376	15.209990	4.18%	25,077
2015	14.923255	14.599376	-2.17%	26,535
2014	14.560189	14.923255	2.49%	12,078
2013	13.098884	14.560189	11.16%	12,338
2012	12.219870	13.098884	7.19%	2,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.094244	21.268322	17.54%	547
2018	19.743144	18.094244	-8.35%	1,462
2017	17.546474	19.743144	12.52%	1,751
2016	16.617463	17.546474	5.59%	580
2015	17.047284	16.617463	-2.52%	565
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.271680	14.246144	7.34%	0
2018	13.792771	13.271680	-3.78%	0
2017	13.316716	13.792771	3.57%	0
2016	13.032072	13.316716	2.18%	800
2015	13.262927	13.032072	-1.74%	0
2014	13.026816	13.262927	1.81%	0
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.815770	11.977224	10.74%	20,075
2018	11.695718	10.815770	-7.52%	61,018
2017	10.465318	11.695718	11.76%	64,009
2016	10.101704	10.465318	3.60%	66,355
2015	10.653171	10.101704	-5.18%	67,898
2014	10.610017	10.653171	0.41%	26,480
2013*	10.000000	10.610017	6.10%	15,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.104140	12.541407	12.94%	20,330
2018	12.062347	11.104140	-7.94%	37,229
2017	10.522793	12.062347	14.63%	43,019
2016	10.039139	10.522793	4.82%	45,315
2015	10.665877	10.039139	-5.88%	35,101
2014	10.698083	10.665877	-0.30%	24,574
2013*	10.000000	10.698083	6.98%	15,116
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.148783	22.095854	15.39%	5,387
2018	20.718642	19.148783	-7.58%	0
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	2,860
2015	18.252744	17.827801	-2.33%	12,054
2014	17.707774	18.252744	3.08%	12,208
2013	15.492993	17.707774	14.30%	12,350
2012	14.267335	15.492993	8.59%	2,560
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.387425	26.728767	19.39%	0
2018	24.760099	22.387425	-9.58%	0
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	0
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.219729	18.038552	11.21%	4,311
2018	17.194281	16.219729	-5.67%	4,311
2017	16.064433	17.194281	7.03%	25,047
2016	15.506993	16.064433	3.59%	30,027
2015	15.828312	15.506993	-2.03%	30,856
2014	15.420492	15.828312	2.64%	20,021
2013	14.240613	15.420492	8.29%	4,698
2012	13.450525	14.240613	5.87%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.423892	4.24%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.948243	9.48%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.073987	0.74%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.808868	21.450582	27.61%	475
2018	17.748576	16.808868	-5.29%	5,144
2017	13.943453	17.748576	27.29%	912
2016	13.949614	13.943453	-0.04%	912
2015	13.802351	13.949614	1.07%	912
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	941
2012	8.528738	9.706761	13.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.853926	12.654684	16.59%	118,894
2018	11.637695	10.853926	-6.73%	194,962
2017	10.101386	11.637695	15.21%	226,266
2016	9.495334	10.101386	6.38%	183,121
2015	9.911861	9.495334	-4.20%	84,625
2014*	10.000000	9.911861	-0.88%	12,565
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.180922	14.561479	19.54%	45,590
2018	12.759487	12.180922	-4.53%	45,648
2017	10.697973	12.759487	19.27%	40,385
2016	9.919284	10.697973	7.85%	30,288
2015	10.107428	9.919284	-1.86%	11,488
2014*	10.000000	10.107428	1.07%	11,563
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.942583	36.261127	34.59%	2,884
2018	27.925871	26.942583	-3.52%	953
2017	22.424098	27.925871	24.54%	999
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	823
2014	20.261702	21.556640	6.39%	869
2013	15.170352	20.261702	33.56%	945
2012	13.072444	15.170352	16.05%	1,119

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.532742	27.974254	24.15%	1,127
2018	25.400856	22.532742	-11.29%	1,460
2017	23.900966	25.400856	6.28%	1,961
2016	20.286872	23.900966	17.81%	1,213
2015	21.663188	20.286872	-6.35%	834
2014	19.571224	21.663188	10.69%	485
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.515470	43.733254	23.14%	2,351
2018	40.900850	35.515470	-13.17%	2,923
2017	36.045369	40.900850	13.47%	2,212
2016	30.575273	36.045369	17.89%	848
2015	32.010520	30.575273	-4.48%	615
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	398
2012	19.887711	22.894411	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.499468	15.380249	13.93%	0
2018	16.665755	13.499468	-19.00%	221
2017	13.877522	16.665755	20.09%	544
2016	13.488072	13.877522	2.89%	623
2015	14.540720	13.488072	-7.24%	615
2014	16.427257	14.540720	-11.48%	390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.660176	16.746943	22.60%	2,837
2018	15.804534	13.660176	-13.57%	1,758
2017	14.100960	15.804534	12.08%	1,796
2016	12.398508	14.100960	13.73%	2,066
2015	13.101821	12.398508	-5.37%	2,066
2014	12.127009	13.101821	8.04%	1,100
2013	9.164345	12.127009	32.33%	2,066
2012	7.952786	9.164345	15.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.321599	21.023125	21.37%	602
2018	20.354997	17.321599	-14.90%	602
2017	18.244330	20.354997	11.57%	873
2016	15.830408	18.244330	15.25%	264
2015	16.633495	15.830408	-4.83%	284
2014	14.504287	16.633495	14.68%	298
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.335537	32.285944	32.67%	491
2018	27.058394	24.335537	-10.06%	577
2017	22.149742	27.058394	22.16%	907
2016	20.915136	22.149742	5.90%	619
2015	21.229578	20.915136	-1.48%	620
2014	21.126635	21.229578	0.49%	529
2013	14.975638	21.126635	41.07%	227
2012	13.512761	14.975638	10.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	31.247579	36.346362	16.32%	840
2018	38.477892	31.247579	-18.79%	901
2017	36.100895	38.477892	6.58%	987
2016	29.324303	36.100895	23.11%	307
2015	31.931117	29.324303	-8.16%	303
2014	30.518150	31.931117	4.63%	243
2013	22.239445	30.518150	37.23%	151
2012	18.863996	22.239445	17.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.275306	20.104206	23.53%	0
2018	17.646102	16.275306	-7.77%	0
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	3,166
2015	14.444423	14.096301	-2.41%	3,166
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.836702	16.410037	27.84%	3,383
2018	13.654170	12.836702	-5.99%	2,704
2017	13.125661	13.654170	4.03%	4,026
2016	12.495876	13.125661	5.04%	4,301
2015	13.515974	12.495876	-7.55%	3,322
2014	10.723935	13.515974	26.04%	2,056
2013	10.655105	10.723935	0.65%	1,287
2012	9.407227	10.655105	13.27%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.432075	19.787517	28.22%	25,869
2018	16.555660	15.432075	-6.79%	42,370
2017	13.934874	16.555660	18.81%	37,077
2016	12.763859	13.934874	9.17%	30,088
2015	12.902687	12.763859	-1.08%	23,219
2014	11.643359	12.902687	10.82%	15,472
2013*	10.000000	11.643359	16.43%	1,026
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.704021	9.898645	2.01%	4,197
2018	9.822585	9.704021	-1.21%	18,252
2017	9.866683	9.822585	-0.45%	4,898
2016	9.822736	9.866683	0.45%	2,643
2015	10.057519	9.822736	-2.33%	574
2014	10.212335	10.057519	-1.52%	586
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.759664	16.850241	22.46%	4,130
2018	15.838845	13.759664	-13.13%	4,190
2017	14.153951	15.838845	11.90%	3,004
2016	11.948255	14.153951	18.46%	662
2015	12.817895	11.948255	-6.78%	675
2014	12.510103	12.817895	2.46%	703
2013*	10.000000	12.510103	25.10%	957
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.979273	21.428447	34.10%	3,496
2018	17.543834	15.979273	-8.92%	1,061
2017	14.037310	17.543834	24.98%	1,112
2016	13.505177	14.037310	3.94%	684
2015	13.828628	13.505177	-2.34%	684
2014	13.604811	13.828628	1.65%	684
2013	10.015678	13.604811	35.84%	685
2012	8.915007	10.015678	12.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.304498	11.529833	11.89%	0
2018	11.235960	10.304498	-8.29%	0
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	0
2013	10.138231	10.677294	5.32%	0
2012*	10.000000	10.138231	1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.774491	12.316096	14.31%	0
2018	12.094704	10.774491	-10.92%	0
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
2012*	10.000000	10.256891	2.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.830380	12.299527	13.57%	0
2018	11.963734	10.830380	-9.47%	0
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
2012*	10.000000	10.274529	2.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	10,140
2015	10.212802	9.088907	-11.00%	10,459
2014	10.374051	10.212802	-1.55%	10,511
2013	10.574216	10.374051	-1.89%	10,426
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.645644	10.837789	12.36%	3,664
2018	10.342655	9.645644	-6.74%	3,170
2017	9.612973	10.342655	7.59%	3,170
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.572733	10.767836	1.85%	6,635
2018	10.764172	10.572733	-1.78%	46,094
2017	10.847411	10.764172	-0.77%	36,782
2016	10.925600	10.847411	-0.72%	39,526
2015	11.125344	10.925600	-1.80%	35,595
2014	11.268074	11.125344	-1.27%	27,719
2013	11.524803	11.268074	-2.23%	21,581
2012	11.121145	11.524803	3.63%	4,822
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.351959	10.981607	6.08%	8,060
2018	10.631909	10.351959	-2.63%	15,048
2017	10.349729	10.631909	2.73%	10,564
2016	10.294407	10.349729	0.54%	20,424
2015	10.469358	10.294407	-1.67%	15,970
2014	10.255615	10.469358	2.08%	15,668
2013	10.684266	10.255615	-4.01%	15,012
2012	9.956927	10.684266	7.30%	2,569
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.639538	19.181936	22.65%	2,748
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.880627	41.448487	26.06%	9,399
2018	33.270396	32.880627	-1.17%	11,410
2017	26.665728	33.270396	24.77%	6,258
2016	30.474032	26.665728	-12.50%	3,065
2015	27.648118	30.474032	10.22%	1,983
2014	21.499141	27.648118	28.60%	673
2013	14.575218	21.499141	47.50%	592
2012	11.353689	14.575218	28.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	1,614
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.743274	7.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.340409	33.446223	22.33%	974
2018	27.541154	27.340409	-0.73%	5,537
2017	22.327871	27.541154	23.35%	8,512
2016	21.144273	22.327871	5.60%	8,855
2015	22.216260	21.144273	-4.83%	7,520
2014	23.103587	22.216260	-3.84%	6,571
2013	15.692372	23.103587	47.23%	2,486
2012	14.844951	15.692372	5.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.208026	12.644987	12.82%	9,925
2018	12.357828	11.208026	-9.30%	9,886
2017	11.040732	12.357828	11.93%	10,292
2016	10.909664	11.040732	1.20%	9,059
2015	11.290479	10.909664	-3.37%	8,981
2014	11.067087	11.290479	2.02%	8,966
2013	10.099288	11.067087	9.58%	5,949
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.354373	39.152874	17.38%	2,507
2018	40.227133	33.354373	-17.08%	2,289
2017	36.408893	40.227133	10.49%	2,264
2016	29.799540	36.408893	22.18%	5,160
2015	32.276721	29.799540	-7.67%	5,392
2014	30.261854	32.276721	6.66%	4,585
2013	22.458355	30.261854	34.75%	4,473
2012	19.364694	22.458355	15.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.926630	12.715646	6.62%	1,135
2018	12.537282	11.926630	-4.87%	1,186
2017	12.351936	12.537282	1.50%	1,139
2016	12.085906	12.351936	2.20%	1,049
2015	12.657600	12.085906	-4.52%	1,322
2014	12.516108	12.657600	1.13%	1,311
2013	13.969137	12.516108	-10.40%	1,298
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.593780	29.795351	26.28%	1,612
2018	27.692468	23.593780	-14.80%	1,669
2017	25.374833	27.692468	9.13%	1,639
2016	21.119632	25.374833	20.15%	640
2015	21.918914	21.119632	-3.65%	995
2014	19.261251	21.918914	13.80%	1,040
2013	15.145649	19.261251	27.17%	1,073
2012	13.311218	15.145649	13.78%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.793770	14.777834	15.51%	4,714
2018	13.742535	12.793770	-6.90%	5,009
2017	12.226361	13.742535	12.40%	80,282
2016	11.641093	12.226361	5.03%	76,629
2015	12.019600	11.641093	-3.15%	85,960
2014	11.930412	12.019600	0.75%	86,114
2013	10.106422	11.930412	18.05%	86,257
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.530599	16.751285	15.28%	54,344
2018	16.061355	14.530599	-9.53%	56,594
2017	14.427148	16.061355	11.33%	58,815
2016	14.195594	14.427148	1.63%	63,267
2015	14.646763	14.195594	-3.08%	54,496
2014	14.677369	14.646763	-0.21%	54,544
2013	13.103201	14.677369	12.01%	53,447
2012	12.171792	13.103201	7.65%	9,638
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.837279	12.716259	17.34%	0
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.774684	43.999632	19.65%	0
2018	41.272688	36.774684	-10.90%	0
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.493199	35.093127	27.64%	0
2018	29.519423	27.493199	-6.86%	0
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.649499	31.387990	32.72%	2,966
2018	26.006995	23.649499	-9.06%	2,966
2017	20.914245	26.006995	24.35%	2,966
2016	19.846568	20.914245	5.38%	17,442
2015	20.837798	19.846568	-4.76%	2,967
2014	19.739772	20.837798	5.56%	2,967
2013	16.687695	19.739772	18.29%	296
2012	15.477413	16.687695	7.82%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.843531	16.820596	13.32%	0
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.657816	18.376302	17.36%	0
2018	17.030743	15.657816	-8.06%	0
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.457213	12.318603	7.52%	2,083
2018	15.557870	11.457213	-26.36%	1,630
2017	16.344257	15.557870	-4.81%	1,750
2016	12.504226	16.344257	30.71%	1,427
2015	16.117204	12.504226	-22.42%	1,824
2014	18.872608	16.117204	-14.60%	1,486
2013	15.527989	18.872608	21.54%	1,484
2012	15.144867	15.527989	2.53%	68

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.907168	28.505279	24.44%	11,217
2018	25.585818	22.907168	-10.47%	12,490
2017	23.198359	25.585818	10.29%	12,326
2016	20.129717	23.198359	15.24%	16,529
2015	21.471624	20.129717	-6.25%	17,227
2014	20.217816	21.471624	6.20%	16,737
2013	16.155606	20.217816	25.14%	16,992
2012	14.098424	16.155606	14.59%	4,563
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.368158	14.432747	26.96%	795
2018	12.789088	11.368158	-11.11%	795
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.617218	40.158620	31.16%	9,133
2018	31.413591	30.617218	-2.54%	9,245
2017	23.799118	31.413591	31.99%	9,596
2016	24.175276	23.799118	-1.56%	10,377
2015	23.099004	24.175276	4.66%	10,199
2014	21.253794	23.099004	8.68%	9,946
2013	15.962768	21.253794	33.15%	4,928
2012	14.253099	15.962768	12.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.849635	13.762858	7.11%	1,834
2018	13.230944	12.849635	-2.88%	1,834
2017	12.995201	13.230944	1.81%	1,834
2016	12.704293	12.995201	2.29%	1,834
2015	13.088037	12.704293	-2.93%	1,834
2014	12.657694	13.088037	3.40%	1,834
2013	13.202218	12.657694	-4.12%	1,834
2012	12.770479	13.202218	3.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.723508	43.077505	20.59%	5,116
2018	42.820145	35.723508	-16.57%	6,472
2017	36.284131	42.820145	18.01%	6,506
2016	33.112218	36.284131	9.58%	6,459
2015	34.382591	33.112218	-3.69%	6,498
2014	33.122328	34.382591	3.80%	6,601
2013	24.900640	33.122328	33.02%	6,633
2012	22.202713	24.900640	12.15%	1,208
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.338794	25.387643	24.82%	1,854
2018	24.460845	20.338794	-16.85%	1,767
2017	19.220118	24.460845	27.27%	1,636
2016	20.723042	19.220118	-7.25%	3,282
2015	20.492118	20.723042	1.13%	3,080

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.832401	13.884435	17.34%	7,259
2018	13.378577	11.832401	-11.56%	7,141
2017	12.202941	13.378577	9.63%	6,232
2016	11.012447	12.202941	10.81%	6,403
2015	11.993944	11.012447	-8.18%	6,359
2014	11.911984	11.993944	0.69%	6,167
2013	9.830592	11.911984	21.17%	6,277
2012	8.706930	9.830592	12.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.617081	16.608205	13.62%	17,251
2018	15.604021	14.617081	-6.32%	17,551
2017	14.532036	15.604021	7.38%	18,806
2016	13.017354	14.532036	11.64%	18,371
2015	14.305828	13.017354	-9.01%	18,425
2014	13.967963	14.305828	2.42%	18,302
2013	12.521814	13.967963	11.55%	16,038
2012	11.354426	12.521814	10.28%	2,041
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	32.236596	39.875065	23.70%	789
2018	37.799637	32.236596	-14.72%	785
2017	34.891526	37.799637	8.33%	775
2016	27.374044	34.891526	27.46%	813
2015	30.191621	27.374044	-9.33%	808
2014	30.664291	30.191621	-1.54%	790
2013	22.990371	30.664291	33.38%	805
2012	19.837005	22.990371	15.90%	1,317
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.092780	9.081020	-0.13%	10,283
2018	9.112346	9.092780	-0.21%	10,579
2017	9.131417	9.112346	-0.21%	10,412
2016	9.060502	9.131417	0.78%	7,034
2015	9.671224	9.060502	-6.31%	7,474
2014	9.700854	9.671224	-0.31%	7,430
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.236788	12.313959	9.59%	7,534
2018	11.999485	11.236788	-6.36%	7,539
2017	10.835418	11.999485	10.74%	7,493
2016	10.607097	10.835418	2.15%	7,439
2015	11.503874	10.607097	-7.80%	7,006
2014	11.304616	11.503874	1.76%	4,588
2013	10.167635	11.304616	11.18%	4,523
2012*	10.000000	10.167635	1.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.252187	9.511993	2.81%	1,907
2018	9.957046	9.252187	-7.08%	2,053
2017	9.809567	9.957046	1.50%	1,884
2016	10.068100	9.809567	-2.57%	1,731
2015	10.097385	10.068100	-0.29%	1,634
2014	9.854783	10.097385	2.46%	1,809
2013*	10.000000	9.854783	-1.45%	1,790
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	31.169002	40.112644	28.69%	8,635
2018	36.765929	31.169002	-15.22%	8,840
2017	27.546915	36.765929	33.47%	8,718
2016	28.180468	27.546915	-2.25%	7,083
2015	27.765351	28.180468	1.50%	1,528
2014	27.789621	27.765351	-0.09%	1,551
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.421502	10.549233	25.27%	773
2018	10.694195	8.421502	-21.25%	841
2017	8.638425	10.694195	23.80%	841
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.706065	31.863809	28.97%	0
2018	27.462926	24.706065	-10.04%	0
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	557
2013	15.720688	20.229362	28.68%	621
2012	13.771324	15.720688	14.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.281717	42.332785	23.49%	7,832
2018	39.147128	34.281717	-12.43%	7,832
2017	35.101577	39.147128	11.53%	7,832
2016	30.467967	35.101577	15.21%	7,832
2015	33.141181	30.467967	-8.07%	84
2014	30.318552	33.141181	9.31%	84
2013	22.022269	30.318552	37.67%	84
2012	19.117619	22.022269	15.19%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.867274	16.532735	19.22%	44,218
2018	14.981312	13.867274	-7.44%	48,827
2017	12.937600	14.981312	15.80%	50,302
2016	13.562685	12.937600	-4.61%	48,736
2015	15.115308	13.562685	-10.27%	47,890
2014	16.297741	15.115308	-7.26%	47,260
2013	13.303702	16.297741	22.51%	47,730
2012	11.403036	13.303702	16.67%	10,205
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.096854	13.168397	8.86%	3,307
2018	12.624780	12.096854	-4.18%	3,509
2017	12.087526	12.624780	4.44%	3,462
2016	10.626022	12.087526	13.75%	951
2015	11.609166	10.626022	-8.47%	1,266
2014	11.636539	11.609166	-0.24%	1,223
2013	10.756707	11.636539	8.18%	1,170
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.668950	21.160092	35.04%	2,435
2018	16.016357	15.668950	-2.17%	2,610
2017	12.891506	16.016357	24.24%	2,821
2016	12.408419	12.891506	3.89%	1,758
2015	13.452185	12.408419	-7.76%	1,701
2014	12.738315	13.452185	5.60%	1,704
2013	10.013576	12.738315	27.21%	1,724
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.524387	10.189478	6.98%	0
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	38.167114	51.135801	33.98%	10,048
2018	38.331710	38.167114	-0.43%	10,091
2017	30.117230	38.331710	27.28%	10,152
2016	30.175337	30.117230	-0.19%	718
2015	27.535550	30.175337	9.59%	717
2014	25.930457	27.535550	6.19%	1,159
2013	20.236256	25.930457	28.14%	1,182
2012	16.689381	20.236256	21.25%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.494959	31.893226	41.78%	220
2018	22.773268	22.494959	-1.22%	220
2017	16.050898	22.773268	41.88%	220
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.791493	29.512459	24.05%	1,906
2018	28.640129	23.791493	-16.93%	2,791
2017	22.363430	28.640129	28.07%	2,791
2016	24.484192	22.363430	-8.66%	2,621
2015	27.424288	24.484192	-10.72%	2,621
2014	31.869561	27.424288	-13.95%	2,621
2013	28.484938	31.869561	11.88%	2,621
2012	25.708882	28.484938	10.80%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.936815	-0.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.439087	9.760739	15.66%	0
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.466335	21.391348	38.31%	380
2018	16.076144	15.466335	-3.79%	382
2017	12.997400	16.076144	23.69%	462
2016	12.201816	12.997400	6.52%	515
2015	12.736892	12.201816	-4.20%	539
2014	14.064242	12.736892	-9.44%	554
2013	10.172689	14.064242	38.25%	499
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	28.146963	35.686596	26.79%	15,762
2018	32.076443	28.146963	-12.25%	17,882
2017	27.918863	32.076443	14.89%	17,890
2016	25.063313	27.918863	11.39%	17,124
2015	25.842325	25.063313	-3.01%	3,964
2014	23.952869	25.842325	7.89%	3,492
2013	18.043582	23.952869	32.75%	3,492
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.762409	20.620262	23.01%	6,634
2018	18.968719	16.762409	-11.63%	6,693
2017	15.277072	18.968719	24.16%	6,770
2016	15.026600	15.277072	1.67%	5,778
2015	14.436485	15.026600	4.09%	1,446
2014	14.580986	14.436485	-0.99%	1,119
2013	11.668920	14.580986	24.96%	1,103
2012	10.281748	11.668920	13.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.787329	20.379389	21.40%	0
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.221069	17.998385	18.25%	57,532
2018	16.364238	15.221069	-6.99%	57,946
2017	14.434525	16.364238	13.37%	58,762
2016	13.525972	14.434525	6.72%	59,074
2015	13.681474	13.525972	-1.14%	52,665
2014	13.310690	13.681474	2.79%	51,543
2013	11.028213	13.310690	20.70%	51,257
2012	9.735254	11.028213	13.28%	11,112
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.546731	11.252815	6.69%	9,403
2018	10.891119	10.546731	-3.16%	9,785
2017	10.777935	10.891119	1.05%	9,296
2016	10.724241	10.777935	0.50%	8,469
2015	10.979650	10.724241	-2.33%	8,428
2014	10.683291	10.979650	2.77%	6,808
2013	11.200755	10.683291	-4.62%	6,700
2012	10.900226	11.200755	2.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.832134	22.209857	31.95%	5,948
2018	18.984142	16.832134	-11.34%	6,060
2017	14.805268	18.984142	28.23%	7,044
2016	15.093694	14.805268	-1.91%	7,317
2015	14.470660	15.093694	4.31%	7,684
2014	14.514649	14.470660	-0.30%	7,869
2013	11.524943	14.514649	25.94%	7,690
2012	9.642894	11.524943	19.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.732446	23.893324	27.55%	7,421
2018	19.263039	18.732446	-2.75%	7,421
2017	15.395409	19.263039	25.12%	8,784
2016	14.417891	15.395409	6.78%	8,602
2015	13.837801	14.417891	4.19%	8,633
2014	13.079528	13.837801	5.80%	8,988
2013	10.307778	13.079528	26.89%	8,400
2012	8.968657	10.307778	14.93%	2,575
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.582979	19.171476	23.03%	14,494
2018	16.274784	15.582979	-4.25%	14,523
2017	13.633401	16.274784	19.37%	17,738
2016	12.535173	13.633401	8.76%	22,495
2015	12.666441	12.535173	-1.04%	22,723
2014	11.737675	12.666441	7.91%	107,414
2013	9.016676	11.737675	30.18%	55,625
2012	7.868002	9.016676	14.60%	5,418

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.311442	15.295547	6.88%	2,736
2018	14.971224	14.311442	-4.41%	2,773
2017	14.380930	14.971224	4.10%	2,828
2016	13.519510	14.380930	6.37%	2,750
2015	14.220555	13.519510	-4.93%	2,860
2014	13.982557	14.220555	1.70%	2,876
2013	14.444925	13.982557	-3.20%	2,777
2012	13.145245	14.444925	9.89%	1,884
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.514619	31.724672	24.34%	1,268
2018	28.166348	25.514619	-9.41%	1,268
2017	24.444797	28.166348	15.22%	1,268
2016	21.235775	24.444797	15.11%	1,268
2015	23.203218	21.235775	-8.48%	1,268
2014	21.758697	23.203218	6.64%	1,268
2013	16.426574	21.758697	32.46%	1,268
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.681676	10.894942	12.53%	1,007
2018	10.805934	9.681676	-10.40%	1,007
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
2015*	10.000000	9.243528	-7.56%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.851464	22.299447	12.33%	2,790
2018	20.906675	19.851464	-5.05%	2,790
2017	20.002296	20.906675	4.52%	2,790
2016	17.896590	20.002296	11.77%	2,765
2015	18.769942	17.896590	-4.65%	2,783
2014	18.695763	18.769942	0.40%	2,780
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.225735	19.092609	25.40%	0
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	379
2014	11.949694	12.466092	4.32%	379
2013	8.503886	11.949694	40.52%	379
2012	7.435009	8.503886	14.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.560578	12.433416	30.05%	0
2018	11.720764	9.560578	-18.43%	0
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.382468	32.061386	26.31%	0
2018	26.002203	25.382468	-2.38%	0
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.179739	13.853193	13.74%	19,467
2018	13.269685	12.179739	-8.21%	19,421
2017	12.095767	13.269685	9.71%	19,987
2016	11.643302	12.095767	3.89%	24,632
2015	12.020417	11.643302	-3.14%	24,176
2014	11.772357	12.020417	2.11%	25,088
2013	10.487632	11.772357	12.25%	25,026
2012	9.646172	10.487632	8.72%	20,272
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.673830	14.919083	17.72%	16,246
2018	14.097627	12.673830	-10.10%	16,888
2017	12.433854	14.097627	13.38%	16,888
2016	11.833410	12.433854	5.07%	16,888
2015	12.250041	11.833410	-3.40%	16,888
2014	11.951410	12.250041	2.50%	16,888
2013	10.068560	11.951410	18.70%	16,888
2012	9.050311	10.068560	11.25%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.198174	12.132844	8.35%	2,297
2018	11.745729	11.198174	-4.66%	2,403
2017	11.279754	11.745729	4.13%	2,645
2016	11.013008	11.279754	2.42%	2,645
2015	11.332415	11.013008	-2.82%	2,759
2014	11.201751	11.332415	1.17%	2,878
2013	10.904150	11.201751	2.73%	2,993
2012	10.361633	10.904150	5.24%	3,113
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.675339	11.898952	11.46%	4,693
2018	11.728069	10.675339	-8.98%	4,610
2017	10.437674	11.728069	12.36%	4,382
2016	10.099735	10.437674	3.35%	4,338
2015	10.779272	10.099735	-6.30%	4,095
2014	10.767145	10.779272	0.11%	3,940
2013*	10.000000	10.767145	7.67%	3,889
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.955412	12.378715	12.99%	5,686
2018	12.043653	10.955412	-9.04%	5,541
2017	10.443238	12.043653	15.32%	4,503
2016	10.042727	10.443238	3.99%	4,446
2015	10.784098	10.042727	-6.87%	4,451
2014	10.904919	10.784098	-1.11%	4,259
2013*	10.000000	10.904919	9.05%	4,228
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.478483	14.433080	15.66%	34,921
2018	13.719987	12.478483	-9.05%	35,255
2017	12.295793	13.719987	11.58%	35,361
2016	11.765889	12.295793	4.50%	41,050
2015	12.147767	11.765889	-3.14%	33,439
2014	11.866058	12.147767	2.37%	33,633
2013	10.288671	11.866058	15.33%	33,752
2012	9.352918	10.288671	10.00%	5,304
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.672378	15.164330	19.66%	3,757
2018	14.305303	12.672378	-11.41%	3,677
2017	12.375109	14.305303	15.60%	3,617
2016	11.747991	12.375109	5.34%	3,691
2015	12.183719	11.747991	-3.58%	3,629
2014	11.902125	12.183719	2.37%	1,342
2013	9.782469	11.902125	21.67%	1,312
2012	8.720778	9.782469	12.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.945377	13.367054	11.90%	2,370
2018	12.813410	11.945377	-6.77%	2,446
2017	11.910091	12.813410	7.58%	2,529
2016	11.476508	11.910091	3.78%	2,606
2015	11.848909	11.476508	-3.14%	2,606
2014	11.628374	11.848909	1.90%	2,606
2013	10.677747	11.628374	8.90%	2,606
2012	9.911812	10.677747	7.73%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.110174	14.437499	10.12%	540
2018	15.885432	13.110174	-17.47%	472
2017	13.221437	15.885432	20.15%	456
2016	13.355354	13.221437	-1.00%	506
2015	14.195994	13.355354	-5.92%	487
2014	15.786737	14.195994	-10.08%	452
2013	13.427157	15.786737	17.57%	437
2012	11.471486	13.427157	17.05%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.558611	12.300090	6.41%	2,128
2018	11.889720	11.558611	-2.78%	2,098
2017	11.656840	11.889720	2.00%	2,021
2016	11.338656	11.656840	2.81%	12,805
2015	11.684768	11.338656	-2.96%	12,846
2014	11.401917	11.684768	2.48%	12,808
2013	11.899810	11.401917	-4.18%	11,502
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.227538	13.119225	7.29%	6,080
2018	12.675526	12.227538	-3.53%	6,550
2017	12.476674	12.675526	1.59%	6,713
2016	12.332168	12.476674	1.17%	1,782
2015	12.662207	12.332168	-2.61%	1,859
2014	12.331817	12.662207	2.68%	1,939
2013	12.859829	12.331817	-4.11%	2,017
2012	12.263446	12.859829	4.86%	2,097
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.946547	14.007466	17.25%	0
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.387718	13.101106	15.05%	0
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	27.197282	32.661018	20.09%	12,220
2018	33.741448	27.197282	-19.40%	12,242
2017	24.403185	33.741448	38.27%	11,982
2016	23.190795	24.403185	5.23%	13,051
2015	28.279190	23.190795	-17.99%	9,129
2014	30.641852	28.279190	-7.71%	8,692
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.349180	11.807559	4.04%	0
2018	11.599537	11.349180	-2.16%	0
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.454297	8.424194	-0.36%	3,151
2018	8.518196	8.454297	-0.75%	3,011
2017	8.663894	8.518196	-1.68%	3,043
2016	8.848554	8.663894	-2.09%	2,726
2015	9.038357	8.848554	-2.10%	2,866
2014	9.232234	9.038357	-2.10%	553
2013	9.430266	9.232234	-2.10%	533
2012	9.633102	9.430266	-2.11%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.199512	9.545587	16.42%	1,387
2018	9.831802	8.199512	-16.60%	1,387
2017	7.902450	9.831802	24.41%	1,387
2016	8.020666	7.902450	-1.47%	1,387
2015	8.465404	8.020666	-5.25%	1,387
2014	8.709707	8.465404	-2.80%	1,387
2013	7.567435	8.709707	15.09%	1,387
2012	6.708630	7.567435	12.80%	282

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.925745	10.591024	18.66%	504
2018	10.618377	8.925745	-15.94%	505
2017	8.714238	10.618377	21.85%	505
2016	8.854338	8.714238	-1.58%	506
2015	9.171695	8.854338	-3.46%	506
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.273171	29.403056	21.13%	2,845
2018	27.205952	24.273171	-10.78%	4,242
2017	23.463521	27.205952	15.95%	4,221
2016	21.892629	23.463521	7.18%	4,299
2015	22.587732	21.892629	-3.08%	4,290
2014	21.976637	22.587732	2.78%	4,302
2013	17.641099	21.976637	24.58%	2,858
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.293852	17.269708	12.92%	4,060
2018	16.420068	15.293852	-6.86%	6,121
2017	15.091454	16.420068	8.80%	6,176
2016	14.500350	15.091454	4.08%	4,234
2015	14.837165	14.500350	-2.27%	4,292
2014	14.490979	14.837165	2.39%	4,343
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.916533	21.037957	17.42%	18,166
2018	19.569339	17.916533	-8.45%	18,166
2017	17.409706	19.569339	12.40%	18,166
2016	16.504731	17.409706	5.48%	18,166
2015	16.948937	16.504731	-2.62%	18,166
2014	16.454880	16.948937	3.00%	18,166
2013	14.065705	16.454880	16.99%	18,166
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.058321	14.002830	7.23%	0
2018	13.584982	13.058321	-3.88%	0
2017	13.129456	13.584982	3.47%	0
2016	12.861902	13.129456	2.08%	0
2015	13.103123	12.861902	-1.84%	0
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.040060	12.456308	12.83%	6,080
2018	12.005065	11.040060	-8.04%	6,080
2017	10.483488	12.005065	14.51%	6,080
2016	10.011825	10.483488	4.71%	6,080
2015	10.647727	10.011825	-5.97%	6,080
2014	10.690787	10.647727	-0.40%	6,080
2013*	10.000000	10.690787	6.91%	6,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.840932	21.718450	15.27%	15,669
2018	20.406487	18.840932	-7.67%	15,738
2017	18.457007	20.406487	10.56%	11,553
2016	17.594988	18.457007	4.90%	11,574
2015	18.032786	17.594988	-2.43%	6,381
2014	17.512259	18.032786	2.97%	6,402
2013	15.337575	17.512259	14.18%	6,347
2012	14.138667	15.337575	8.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.027555	26.272276	19.27%	0
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.959013	17.730494	11.10%	7,609
2018	16.935291	15.959013	-5.76%	7,955
2017	15.838568	16.935291	6.92%	8,017
2016	15.304545	15.838568	3.49%	1,975
2015	15.637618	15.304545	-2.13%	1,975
2014	15.250271	15.637618	2.54%	1,975
2013	14.097796	15.250271	8.17%	1,975
2012	13.329259	14.097796	5.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.416779	4.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.945855	9.46%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.071789	0.72%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.626792	21.196572	27.48%	4,120
2018	17.574365	16.626792	-5.39%	4,151
2017	13.820636	17.574365	27.16%	4,328
2016	13.840824	13.820636	-0.15%	3,883
2015	13.708690	13.840824	0.96%	3,875
2014	12.712618	13.708690	7.84%	3,978
2013	9.660589	12.712618	31.59%	4,087
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.804585	12.584306	16.47%	905
2018	11.596689	10.804585	-6.83%	905
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.678079	35.868523	34.45%	5,476
2018	27.680130	26.678079	-3.62%	5,476
2017	22.249393	27.680130	24.41%	5,476
2016	21.994125	22.249393	1.16%	5,476
2015	21.432335	21.994125	2.62%	3,410
2014	20.165435	21.432335	6.28%	3,410
2013	15.113690	20.165435	33.42%	793
2012	13.036939	15.113690	15.93%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.311475	27.671305	24.02%	0
2018	25.177275	22.311475	-11.38%	0
2017	23.714716	25.177275	6.17%	784
2016	20.149278	23.714716	17.70%	767
2015	21.538248	20.149278	-6.45%	789
2014	19.478221	21.538248	10.58%	796
2013	15.110100	19.478221	28.91%	809
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.944499	42.986267	23.01%	1,463
2018	40.284670	34.944499	-13.26%	2,517
2017	35.538473	40.284670	13.36%	2,541
2016	30.175994	35.538473	17.77%	2,548
2015	31.624771	30.175994	-4.58%	2,584
2014	29.522061	31.624771	7.12%	2,603
2013	22.664722	29.522061	30.26%	1,545
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.285188	15.120682	13.82%	820
2018	16.418082	13.285188	-19.08%	768
2017	13.685193	16.418082	19.97%	711
2016	13.314687	13.685193	2.78%	737
2015	14.368478	13.314687	-7.33%	708
2014	16.249274	14.368478	-11.57%	695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.512239	16.548678	22.47%	2,264
2018	15.649439	13.512239	-13.66%	2,185
2017	13.976794	15.649439	11.97%	2,153
2016	12.301852	13.976794	13.62%	1,844
2015	13.012971	12.301852	-5.46%	2,895
2014	12.057068	13.012971	7.93%	2,964
2013	9.120782	12.057068	32.19%	3,025
2012	7.923076	9.120782	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.133925	20.774135	21.25%	0
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.944300	31.734474	32.53%	674
2018	26.650753	23.944300	-10.16%	633
2017	21.838250	26.650753	22.04%	709
2016	20.642024	21.838250	5.80%	725
2015	20.973774	20.642024	-1.58%	697
2014	20.893389	20.973774	0.38%	761
2013	14.825411	20.893389	40.93%	1,816
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.745213	35.725531	16.20%	0
2018	37.898214	30.745213	-18.87%	0
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	0
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	1,120
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.297870	37.182008	22.72%	184
2018	35.508861	30.297870	-14.68%	184
2017	32.039348	35.508861	10.83%	184
2016	26.704411	32.039348	19.98%	184
2015	27.804245	26.704411	-3.96%	184
2014	28.243703	27.804245	-1.56%	184
2013	20.525741	28.243703	37.60%	184
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.098965	19.866085	23.40%	0
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.697641	16.215706	27.71%	12,438
2018	13.520128	12.697641	-6.08%	13,832
2017	13.010033	13.520128	3.92%	13,460
2016	12.398394	13.010033	4.93%	18,381
2015	13.424239	12.398394	-7.64%	18,936
2014	10.662014	13.424239	25.91%	16,963
2013	10.604401	10.662014	0.54%	13,141
2012	9.372044	10.604401	13.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.343061	19.653319	28.09%	20,657
2018	16.477078	15.343061	-6.88%	20,815
2017	13.882846	16.477078	18.69%	21,588
2016	12.729155	13.882846	9.06%	32,826
2015	12.880755	12.729155	-1.18%	33,590
2014	11.635436	12.880755	10.70%	30,306
2013*	10.000000	11.635436	16.35%	28,141
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.598924	9.781451	1.90%	2,890
2018	9.726190	9.598924	-1.31%	2,899
2017	9.779813	9.726190	-0.55%	2,878
2016	9.746170	9.779813	0.35%	13,636
2015	9.989310	9.746170	-2.43%	13,981
2014	10.153430	9.989310	-1.62%	13,491
2013	10.360309	10.153430	-2.00%	12,212
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.680263	16.735913	22.34%	3,094
2018	15.763633	13.680263	-13.22%	2,930
2017	14.101088	15.763633	11.79%	2,787
2016	11.915751	14.101088	18.34%	2,672
2015	12.796086	11.915751	-6.88%	2,823
2014	12.501577	12.796086	2.36%	2,803
2013*	10.000000	12.501577	25.02%	2,674
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.806187	21.174720	33.96%	0
2018	17.371638	15.806187	-9.01%	0
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.239857	11.445819	11.78%	0
2018	11.176957	10.239857	-8.38%	0
2017	10.355531	11.176957	7.93%	0
2016	9.995741	10.355531	3.60%	0
2015	10.721549	9.995741	-6.77%	0
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
2012*	10.000000	10.136567	1.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.706919	12.226370	14.19%	0
2018	12.031205	10.706919	-11.01%	0
2017	10.472979	12.031205	14.88%	0
2016	10.172927	10.472979	2.95%	0
2015	11.466618	10.172927	-11.28%	0
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.762472	12.209940	13.45%	0
2018	11.900936	10.762472	-9.57%	0
2017	10.698702	11.900936	11.24%	0
2016	10.324115	10.698702	3.63%	0
2015	11.299564	10.324115	-8.63%	0
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
2012*	10.000000	10.272839	2.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.283854	11.250249	9.40%	13,882
2018	11.110915	10.283854	-7.44%	13,982
2017	10.009415	11.110915	11.00%	15,199
2016	9.054938	10.009415	10.54%	17,629
2015	10.185033	9.054938	-11.10%	17,305
2014	10.356420	10.185033	-1.65%	17,458
2013	10.567028	10.356420	-1.99%	14,475
2012*	10.000000	10.567028	5.67%	9,718
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.597866	11.093032	4.67%	1,453
2018	11.286190	10.597866	-6.10%	1,390
2017	10.410114	11.286190	8.42%	1,332
2016	10.332793	10.410114	0.75%	1,246
2015	11.370305	10.332793	-9.12%	1,249
2014	11.579356	11.370305	-1.81%	1,162
2013	12.659052	11.579356	-8.53%	1,092
2012	12.288357	12.659052	3.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.468896	10.651197	1.74%	5,303
2018	10.669394	10.468896	-1.88%	5,367
2017	10.762842	10.669394	-0.87%	5,225
2016	10.851466	10.762842	-0.82%	5,030
2015	11.061140	10.851466	-1.90%	4,912
2014	11.214499	11.061140	-1.37%	4,960
2013	11.481716	11.214499	-2.33%	10,387
2012	11.090916	11.481716	3.52%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.271245	10.884855	5.97%	32,666
2018	10.559840	10.271245	-2.73%	21,527
2017	10.290055	10.559840	2.62%	23,241
2016	10.245476	10.290055	0.44%	24,560
2015	10.430246	10.245476	-1.77%	16,162
2014	10.227743	10.430246	1.98%	16,017
2013	10.666107	10.227743	-4.11%	15,645
2012	9.950190	10.666107	7.20%	23,393
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.591174	41.041682	25.93%	1,752
2018	33.011409	32.591174	-1.27%	1,758
2017	26.485092	33.011409	24.64%	1,783
2016	30.298435	26.485092	-12.59%	1,807
2015	27.516881	30.298435	10.11%	1,776
2014	21.418935	27.516881	28.47%	1,805
2013	14.535657	21.418935	47.35%	1,851
2012	11.334453	14.535657	28.24%	72
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.014977	5.476534	9.20%	1,316
2018	7.157643	5.014977	-29.94%	1,106
2017	7.457756	7.157643	-4.02%	970
2016	5.311412	7.457756	40.41%	765
2015	8.174268	5.311412	-35.02%	1,345
2014	10.352783	8.174268	-21.04%	1,105
2013	9.587752	10.352783	7.98%	948
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.735938	7.36%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.948846	32.933564	22.21%	10,698
2018	27.174620	26.948846	-0.83%	10,611
2017	22.053161	27.174620	23.22%	10,901
2016	20.905410	22.053161	5.49%	10,998
2015	21.987735	20.905410	-4.92%	3,434
2014	22.889291	21.987735	-3.94%	3,436
2013	15.562679	22.889291	47.08%	4,803
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	33.084965	38.816806	17.32%	0
2018	39.922735	33.084965	-17.13%	0
2017	36.151786	39.922735	10.43%	0
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.829529	12.605687	6.56%	1,833
2018	12.441604	11.829529	-4.92%	1,893
2017	12.263923	12.441604	1.45%	1,806
2016	12.005898	12.263923	2.15%	8,018
2015	12.580243	12.005898	-4.57%	6,336
2014	12.445969	12.580243	1.08%	6,224
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.429685	29.573016	26.22%	1,687
2018	27.514013	23.429685	-14.84%	1,648
2017	25.224152	27.514013	9.08%	1,672
2016	21.004914	25.224152	20.09%	2,529
2015	21.811005	21.004914	-3.70%	850
2014	19.176220	21.811005	13.74%	1,743
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.753552	14.723847	15.45%	0
2018	13.706380	12.753552	-6.95%	0
2017	12.200406	13.706380	12.34%	11,487
2016	11.622301	12.200406	4.97%	2,660
2015	12.006336	11.622301	-3.20%	2,697
2014	11.923338	12.006336	0.70%	2,708
2013	10.105591	11.923338	17.99%	0
2012*	10.000000	10.105591	1.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.578720	10.230124	6.80%	9,096
2018	9.861496	9.578720	-2.87%	4,207
2017	9.764507	9.861496	0.99%	4,129
2016	9.738966	9.764507	0.26%	3,725
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.388218	14.203493	24.72%	9,023
2018	12.572306	11.388218	-9.42%	8,917
2017	11.028971	12.572306	13.99%	9,495
2016	9.711073	11.028971	13.57%	10,433
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	2,274
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	1,734

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	36.477601	43.621910	19.59%	0
2018	40.960321	36.477601	-10.94%	0
2017	37.238827	40.960321	9.99%	0
2016	30.267585	37.238827	23.03%	0
2015	31.670493	30.267585	-4.43%	0
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	0
2012	19.745389	22.361237	13.25%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	27.271156	34.791939	27.58%	0
2018	29.296076	27.271156	-6.91%	0
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.458446	31.118529	32.65%	0
2018	25.810174	23.458446	-9.11%	0
2017	20.766536	25.810174	24.29%	3,342
2016	19.716437	20.766536	5.33%	3,342
2015	20.711751	19.716437	-4.81%	2,295
2014	19.630402	20.711751	5.51%	0
2013	16.603702	19.630402	18.23%	0
2012	15.407401	16.603702	7.76%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.116355	16.392036	24.97%	0
2018	16.141317	13.116355	-18.74%	0
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	1,377
2015	12.571343	11.506070	-8.47%	1,511
2014	12.164147	12.571343	3.35%	2,472
2013*	10.000000	12.164147	21.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.071213	10.552282	4.78%	1,192
2018	10.302571	10.071213	-2.25%	409
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	1,365
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.740234	16.695023	13.26%	6,721
2018	15.736596	14.740234	-6.33%	4,941
2017	14.256890	15.736596	10.38%	4,219
2016	13.845145	14.256890	2.97%	1,342
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.548931	18.239189	17.30%	0
2018	16.921009	15.548931	-8.11%	0
2017	14.873202	16.921009	13.77%	0
2016	14.365494	14.873202	3.53%	0
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.567343	20.120091	21.44%	0
2018	18.416907	16.567343	-10.04%	0
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.992888	39.811307	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.377448	12.226601	7.46%	0
2018	15.457514	11.377448	-26.40%	0
2017	16.247100	15.457514	-4.86%	0
2016	12.436234	16.247100	30.64%	10,950
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	1,648
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.722215	28.260684	24.37%	0
2018	25.392289	22.722215	-10.52%	0
2017	23.034602	25.392289	10.24%	0
2016	19.997803	23.034602	15.19%	0
2015	21.341819	19.997803	-6.30%	0
2014	20.105852	21.341819	6.15%	0
2013	16.074337	20.105852	25.08%	0
2012	14.034687	16.074337	14.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.352701	14.405769	26.89%	0
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	30.369880	39.813864	31.10%	1,781
2018	31.175837	30.369880	-2.59%	2,324
2017	23.631016	31.175837	31.93%	3,144
2016	24.016745	23.631016	-1.61%	3,470
2015	22.959261	24.016745	4.61%	1,099
2014	21.136011	22.959261	8.63%	1,062
2013	15.882414	21.136011	33.08%	0
2012	14.188613	15.882414	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.745848	13.644734	7.05%	4,223
2018	13.130819	12.745848	-2.93%	4,493
2017	12.903428	13.130819	1.76%	4,223
2016	12.621001	12.903428	2.24%	3,902
2015	13.008876	12.621001	-2.98%	0
2014	12.587552	13.008876	3.35%	0
2013	13.135777	12.587552	-4.17%	0
2012	12.712726	13.135777	3.33%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	35.434968	42.707750	20.52%	0
2018	42.496135	35.434968	-16.62%	0
2017	36.027917	42.496135	17.95%	1,467
2016	32.895161	36.027917	9.52%	1,467
2015	34.174658	32.895161	-3.74%	833
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	20.174452	25.169647	24.76%	0
2018	24.275683	20.174452	-16.89%	0
2017	19.084347	24.275683	27.20%	0
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.939185	13.160509	20.31%	0
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.522841	16.492701	13.56%	0
2018	15.511380	14.522841	-6.37%	0
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.976120	39.532681	23.63%	0
2018	37.513491	31.976120	-14.76%	0
2017	34.645022	37.513491	8.28%	0
2016	27.194497	34.645022	27.40%	0
2015	30.008931	27.194497	-9.38%	0
2014	30.494332	30.008931	-1.59%	0
2013	22.874618	30.494332	33.31%	0
2012	19.747243	22.874618	15.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.066467	9.050117	-0.18%	0
2018	9.090652	9.066467	-0.27%	0
2017	9.114324	9.090652	-0.26%	0
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.198599	12.265831	9.53%	0
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.225443	9.479650	2.76%	0
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.768190	15.621784	22.35%	0
2018	14.762864	12.768190	-13.51%	0
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.917227	39.768315	28.63%	0
2018	36.487717	30.917227	-15.27%	618
2017	27.352371	36.487717	33.40%	2,070
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.401427	10.518698	25.20%	0
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	13,636
2014*	10.000000	8.981906	-10.18%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.506571	31.590386	28.91%	0
2018	27.255184	24.506571	-10.08%	0
2017	23.879637	27.255184	14.14%	0
2016	21.925576	23.879637	8.91%	0
2015	21.732156	21.925576	0.89%	0
2014	20.117327	21.732156	8.03%	0
2013	15.641602	20.117327	28.61%	0
2012	13.709058	15.641602	14.10%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	34.004864	41.969466	23.42%	0
2018	38.850959	34.004864	-12.47%	0
2017	34.853759	38.850959	11.47%	0
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	395
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.798935	16.442838	19.16%	0
2018	14.915146	13.798935	-7.48%	0
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	2,730
2015	15.071585	13.516544	-10.32%	2,599
2014	16.258919	15.071585	-7.30%	2,609
2013	13.278794	16.258919	22.44%	2,579
2012	11.387526	13.278794	16.61%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.055746	13.116950	8.80%	0
2018	12.588347	12.055746	-4.23%	0
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.615671	21.077367	34.98%	0
2018	15.970106	15.615671	-2.22%	0
2017	12.860821	15.970106	24.18%	1,295
2016	12.385199	12.860821	3.84%	2,680
2015	13.433879	12.385199	-7.81%	2,712
2014	12.727484	13.433879	5.55%	1,407
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.506551	10.165199	6.93%	5,668
2018	9.843212	9.506551	-3.42%	5,998
2017	9.732570	9.843212	1.14%	5,619
2016	9.729662	9.732570	0.03%	5,162
2015*	10.000000	9.729662	-2.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.858879	50.696925	33.91%	0
2018	38.041693	37.858879	-0.48%	0
2017	29.904584	38.041693	27.21%	0
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	4,243
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.418409	31.768469	41.71%	0
2018	22.707432	22.418409	-1.27%	0
2017	16.012636	22.707432	41.81%	3,866
2016	14.372584	16.012636	11.41%	8,368
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	2,275
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.599267	29.259051	23.98%	0
2018	28.423350	23.599267	-16.97%	0
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.935729	-0.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.414679	9.727532	15.60%	0
2018	10.560419	8.414679	-20.32%	0
2017	8.442430	10.560419	25.09%	10,428
2016	7.143017	8.442430	18.19%	18,327
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.413738	21.307718	38.24%	917
2018	16.029715	15.413738	-3.84%	910
2017	12.966452	16.029715	23.62%	1,094
2016	12.178962	12.966452	6.47%	1,206
2015	12.719544	12.178962	-4.25%	4,718
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.919561	35.380210	26.72%	408
2018	31.833653	27.919561	-12.30%	1,529
2017	27.721655	31.833653	14.83%	2,628
2016	24.898953	27.721655	11.34%	4,980
2015	25.685975	24.898953	-3.06%	4,344
2014	23.820115	25.685975	7.83%	2,566
2013	17.952750	23.820115	32.68%	0
2012	15.833392	17.952750	13.39%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.795385	7.95%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.688386	20.518715	22.95%	2,431
2018	18.894659	16.688386	-11.68%	3,189
2017	15.225177	18.894659	24.10%	2,482
2016	14.983190	15.225177	1.62%	4,482
2015	14.402140	14.983190	4.03%	2,098
2014	14.553727	14.402140	-1.04%	2,158
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.131816	11.425594	25.12%	0
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	548
2016	14.736950	16.007880	8.62%	548
2015	16.223591	14.736950	-9.16%	548
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.122900	17.873166	18.19%	16,412
2018	16.267056	15.122900	-7.03%	20,802
2017	14.356105	16.267056	13.31%	20,863
2016	13.459339	14.356105	6.66%	21,691
2015	13.621024	13.459339	-1.19%	9,419
2014	13.258642	13.621024	2.73%	2,913
2013	10.990690	13.258642	20.64%	2,889
2012	9.707105	10.990690	13.22%	2,446
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.478704	11.174531	6.64%	22,021
2018	10.826425	10.478704	-3.21%	35,053
2017	10.719359	10.826425	1.00%	36,819
2016	10.671398	10.719359	0.45%	37,898
2015	10.931131	10.671398	-2.38%	19,970
2014	10.641514	10.931131	2.72%	7,534
2013	11.162660	10.641514	-4.67%	3,384
2012	10.868716	11.162660	2.70%	2,358
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.723552	22.055307	31.88%	2,064
2018	18.871373	16.723552	-11.38%	2,030
2017	14.724805	18.871373	28.16%	4,381
2016	15.019315	14.724805	-1.96%	6,348
2015	14.406712	15.019315	4.25%	3,328
2014	14.457887	14.406712	-0.35%	1,884
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.611616	23.727078	27.49%	0
2018	19.148626	18.611616	-2.80%	2,296
2017	15.311760	19.148626	25.06%	3,483
2016	14.346869	15.311760	6.73%	3,483
2015	13.776670	14.346869	4.14%	2,016
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.490343	19.047774	22.97%	15,143
2018	16.186356	15.490343	-4.30%	24,725
2017	13.566221	16.186356	19.31%	23,999
2016	12.479772	13.566221	8.71%	29,601
2015	12.616898	12.479772	-1.09%	15,418
2014	11.697730	12.616898	7.86%	7,537
2013	8.990572	11.697730	30.11%	8,224
2012	7.849255	8.990572	14.54%	3,092

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.195862	15.164280	6.82%	3,876
2018	14.857945	14.195862	-4.46%	4,419
2017	14.279389	14.857945	4.05%	3,740
2016	13.430901	14.279389	6.32%	3,551
2015	14.134577	13.430901	-4.98%	0
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	0
2012	13.085829	14.372269	9.83%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	25.308546	31.452379	24.28%	454
2018	27.953223	25.308546	-9.46%	1,054
2017	24.272186	27.953223	15.17%	1,152
2016	21.096566	24.272186	15.05%	1,152
2015	23.062893	21.096566	-8.53%	652
2014	21.638154	23.062893	6.58%	0
2013	16.343914	21.638154	32.39%	0
2012	14.135318	16.343914	15.62%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.664543	10.870106	12.47%	4,013
2018	10.792361	9.664543	-10.45%	3,956
2017	9.312181	10.792361	15.90%	3,869
2016	9.241315	9.312181	0.77%	4,069
2015*	10.000000	9.241315	-7.59%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.691138	22.108055	12.27%	0
2018	20.748474	19.691138	-5.10%	0
2017	19.861050	20.748474	4.47%	0
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.142995	18.979155	25.33%	0
2018	16.293593	15.142995	-7.06%	0
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.508635	12.359548	29.98%	0
2018	11.663081	9.508635	-18.47%	0
2017	9.494091	11.663081	22.85%	0
2016	9.948025	9.494091	-4.56%	0
2015	10.233633	9.948025	-2.79%	0
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	25.177467	31.786202	26.25%	456
2018	25.805454	25.177467	-2.43%	0
2017	21.930781	25.805454	17.67%	0
2016	20.161635	21.930781	8.77%	0
2015	20.469179	20.161635	-1.50%	0
2014	18.708276	20.469179	9.41%	0
2013	14.618193	18.708276	27.98%	0
2012	13.122958	14.618193	11.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.650907	15.344990	21.30%	0
2018	14.487281	12.650907	-12.68%	0
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.113597	13.770935	13.68%	3,878
2018	13.204415	12.113597	-8.26%	12,182
2017	12.042402	13.204415	9.65%	11,819
2016	11.597835	12.042402	3.83%	9,388
2015	11.979598	11.597835	-3.19%	8,446
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.604944	14.830424	17.66%	0
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.137307	12.060734	8.29%	0
2018	11.687887	11.137307	-4.71%	0
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.644479	11.858509	11.41%	29,509
2018	11.700181	10.644479	-9.02%	26,899
2017	10.418161	11.700181	12.31%	26,142
2016	10.085979	10.418161	3.29%	26,974
2015	10.770090	10.085979	-6.35%	4,706
2014	10.763473	10.770090	0.06%	4,959
2013*	10.000000	10.763473	7.63%	5,047
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.923746	12.336621	12.93%	40,452
2018	12.015002	10.923746	-9.08%	66,402
2017	10.423700	12.015002	15.27%	171,572
2016	10.029050	10.423700	3.94%	181,348
2015	10.774906	10.029050	-6.92%	149,360
2014	10.901196	10.774906	-1.16%	115,881
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.410639	14.347287	15.60%	0
2018	13.652407	12.410639	-9.10%	0
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.603492	15.074213	19.60%	0
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.880450	13.287617	11.84%	0
2018	12.750318	11.880450	-6.82%	0
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.045570	14.359015	10.07%	0
2018	15.815285	13.045570	-17.51%	0
2017	13.169760	15.815285	20.09%	2,812
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.495801	12.227012	6.36%	0
2018	11.831188	11.495801	-2.83%	0
2017	11.605378	11.831188	1.95%	3,203
2016	11.294355	11.605378	2.75%	3,203
2015	11.645063	11.294355	-3.01%	3,203
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.161104	13.041281	7.24%	0
2018	12.613126	12.161104	-3.58%	0
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.912033	13.959875	17.19%	0
2018	13.556088	11.912033	-12.13%	0
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.354795	13.056553	14.99%	0
2018	12.590081	11.354795	-9.81%	0
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.977567	32.380628	20.03%	0
2018	33.486076	26.977567	-19.44%	0
2017	24.230819	33.486076	38.20%	3,367
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.257510	11.706201	3.99%	0
2018	11.511763	11.257510	-2.21%	0
2017	11.523812	11.511763	-0.10%	0
2016	11.689619	11.523812	-1.42%	0
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.385844	8.351727	-0.41%	0
2018	8.453569	8.385844	-0.80%	0
2017	8.602538	8.453569	-1.73%	0
2016	8.790365	8.602538	-2.14%	0
2015	8.983507	8.790365	-2.15%	0
2014	9.180892	8.983507	-2.15%	0
2013	9.382613	9.180892	-2.15%	0
2012	9.589344	9.382613	-2.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.154914	9.488805	16.36%	0
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.868141	10.517302	18.60%	0
2018	10.555272	8.868141	-15.98%	0
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	24.077179	29.150760	21.07%	0
2018	27.000150	24.077179	-10.83%	0
2017	23.297886	27.000150	15.89%	0
2016	21.749160	23.297886	7.12%	0
2015	22.451176	21.749160	-3.13%	0
2014	21.854938	22.451176	2.73%	0
2013	17.552359	21.854938	24.51%	0
2012	15.477474	17.552359	13.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.218522	17.175879	12.86%	0
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	3,150
2016	14.451064	15.032484	4.02%	3,124
2015	14.794290	14.451064	-2.32%	3,266
2014	14.456487	14.794290	2.34%	3,368
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.952899	13.882676	7.18%	0
2018	13.482227	12.952899	-3.93%	0
2017	13.036782	13.482227	3.42%	0
2016	12.777624	13.036782	2.03%	0
2015	13.023907	12.777624	-1.89%	0
2014	12.811652	13.023907	1.66%	0
2013	12.489681	12.811652	2.58%	0
2012	12.136632	12.489681	2.91%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.722252	11.855488	10.57%	9,672
2018	11.612473	10.722252	-7.67%	6,782
2017	10.406707	11.612473	11.59%	7,315
2016	10.060490	10.406707	3.44%	3,372
2015	10.625969	10.060490	-5.32%	1,559
2014	10.599161	10.625969	0.25%	1,544
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.008152	12.413972	12.77%	9,446
2018	11.976515	11.008152	-8.09%	6,665
2017	10.463874	11.976515	14.46%	13,590
2016	9.998183	10.463874	4.66%	10,189
2015	10.638651	9.998183	-6.02%	8,448
2014	10.687136	10.638651	-0.45%	32,700
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.688730	21.532004	15.21%	0
2018	20.252047	18.688730	-7.72%	0
2017	18.326645	20.252047	10.51%	0
2016	17.479615	18.326645	4.85%	1,932
2015	17.923691	17.479615	-2.48%	2,052
2014	17.415214	17.923691	2.92%	2,244
2013	15.260369	17.415214	14.12%	2,330
2012	14.074710	15.260369	8.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.849544	26.046655	19.21%	0
2018	24.202485	21.849544	-9.72%	0
2017	21.197228	24.202485	14.18%	0
2016	19.968070	21.197228	6.16%	0
2015	20.556890	19.968070	-2.86%	0
2014	20.016368	20.556890	2.70%	0
2013	16.715505	20.016368	19.75%	0
2012	15.017217	16.715505	11.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.830070	17.578261	11.04%	0
2018	16.807093	15.830070	-5.81%	0
2017	15.726681	16.807093	6.87%	0
2016	15.204169	15.726681	3.44%	0
2015	15.543013	15.204169	-2.18%	0
2014	15.165754	15.543013	2.49%	0
2013	14.026830	15.165754	8.12%	0
2012	13.268954	14.026830	5.71%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.413228	4.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.712323	7.12%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.944662	9.45%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.070690	0.71%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.536444	21.070645	27.42%	0
2018	17.487852	16.536444	-5.44%	0
2017	13.759602	17.487852	27.10%	0
2016	13.786714	13.759602	-0.20%	0
2015	13.662073	13.786714	0.91%	0
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.779946	12.549192	16.41%	9,647
2018	11.576191	10.779946	-6.88%	6,881
2017	10.063345	11.576191	15.03%	5,908
2016	9.474028	10.063345	6.22%	1,939
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.546708	35.673681	34.38%	0
2018	27.557982	26.546708	-3.67%	0
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	2,237
2015	21.370417	21.919384	2.57%	2,268
2014	20.117464	21.370417	6.23%	2,381
2013	15.085423	20.117464	33.36%	0
2012	13.019223	15.085423	15.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.201583	27.520958	23.96%	0
2018	25.066145	22.201583	-11.43%	0
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	2,051
2015	21.475997	20.080778	-6.50%	2,338
2014	19.431838	21.475997	10.52%	3,390
2013	15.081830	19.431838	28.84%	2,813
2012	13.468372	15.081830	11.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.662241	42.617280	22.95%	0
2018	39.979823	34.662241	-13.30%	0
2017	35.287508	39.979823	13.30%	0
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.179275	14.992480	13.76%	0
2018	16.295571	13.179275	-19.12%	1,233
2017	13.589991	16.295571	19.91%	0
2016	13.228809	13.589991	2.73%	0
2015	14.283110	13.228809	-7.38%	0
2014	16.160982	14.283110	-11.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.438769	16.450306	22.41%	0
2018	15.572352	13.438769	-13.70%	0
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.040861	20.650754	21.18%	0
2018	20.055989	17.040861	-15.03%	1,247
2017	18.003799	20.055989	11.40%	0
2016	15.645570	18.003799	15.07%	0
2015	16.464495	15.645570	-4.97%	0
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.750877	31.462047	32.47%	0
2018	26.449070	23.750877	-10.20%	0
2017	21.684027	26.449070	21.97%	0
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.496861	35.418855	16.14%	0
2018	37.611412	30.496861	-18.92%	540
2017	35.341883	37.611412	6.42%	0
2016	28.751638	35.341883	22.92%	0
2015	31.355557	28.751638	-8.30%	0
2014	30.013992	31.355557	4.47%	0
2013	21.905542	30.013992	37.02%	0
2012	18.609309	21.905542	17.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	30.053136	36.862831	22.66%	0
2018	35.240155	30.053136	-14.72%	0
2017	31.813092	35.240155	10.77%	0
2016	26.529328	31.813092	19.92%	0
2015	27.636056	26.529328	-4.00%	0
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.011533	19.748104	23.34%	0
2018	17.386882	16.011533	-7.91%	0
2017	15.011151	17.386882	15.83%	0
2016	13.931710	15.011151	7.75%	0
2015	14.297649	13.931710	-2.56%	0
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.628610	16.119311	27.64%	527
2018	13.453546	12.628610	-6.13%	2,613
2017	12.952559	13.453546	3.87%	3,844
2016	12.349912	12.952559	4.88%	3,844
2015	13.378579	12.349912	-7.69%	2,238
2014	10.631183	13.378579	25.84%	4,756
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.298708	19.586484	28.03%	2,827
2018	16.437893	15.298708	-6.93%	10,585
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.546749	9.723310	1.85%	2,556
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	6,834
2015	9.955337	9.708053	-2.48%	6,542
2014	10.124076	9.955337	-1.67%	6,594
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.640718	16.679017	22.27%	0
2018	15.726152	13.640718	-13.26%	0
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.720227	21.048801	33.90%	0
2018	17.286053	15.720227	-9.06%	974
2017	13.852181	17.286053	24.79%	0
2016	13.347436	13.852181	3.78%	0
2015	13.688071	13.347436	-2.49%	8,583
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.207702	11.404044	11.72%	0
2018	11.147577	10.207702	-8.43%	3,505
2017	10.333567	11.147577	7.88%	3,505
2016	9.979624	10.333567	3.55%	3,505
2015	10.709726	9.979624	-6.82%	3,505
2014	10.658319	10.709726	0.48%	0
2013	10.135732	10.658319	5.16%	0
2012*	10.000000	10.135732	1.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.673268	12.181723	14.13%	0
2018	11.999559	10.673268	-11.05%	0
2017	10.450746	11.999559	14.82%	0
2016	10.156502	10.450746	2.90%	0
2015	11.453973	10.156502	-11.33%	0
2014	11.603088	11.453973	-1.29%	0
2013	10.254367	11.603088	13.15%	0
2012*	10.000000	10.254367	2.54%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.728685	12.165383	13.39%	0
2018	11.869663	10.728685	-9.61%	9,917
2017	10.676017	11.869663	11.18%	9,917
2016	10.307471	10.676017	3.58%	9,917
2015	11.287112	10.307471	-8.68%	9,917
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
2012*	10.000000	10.271999	2.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.248887	11.206269	9.34%	0
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	2,370
2015	10.171179	9.037994	-11.14%	2,614
2014	10.347613	10.171179	-1.71%	2,557
2013	10.563432	10.347613	-2.04%	2,564
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.562210	10.727604	12.19%	0
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.417331	10.593328	1.69%	8,677
2018	10.622304	10.417331	-1.93%	17,154
2017	10.720804	10.622304	-0.92%	11,153
2016	10.814584	10.720804	-0.87%	13,448
2015	11.029176	10.814584	-1.95%	3,623
2014	11.187797	11.029176	-1.42%	2,783
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.990586	10.039369	0.49%	0
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.231121	10.836801	5.92%	4,737
2018	10.523997	10.231121	-2.78%	5,749
2017	10.260350	10.523997	2.57%	6,523
2016	10.221099	10.260350	0.38%	6,523
2015	10.410747	10.221099	-1.82%	4,492
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.268605	18.698328	22.46%	0
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	2,909
2016	16.317992	15.576318	-4.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.447314	40.839665	25.86%	204
2018	32.882591	32.447314	-1.32%	508
2017	26.395179	32.882591	24.58%	4,050
2016	30.210973	26.395179	-12.63%	1,697
2015	27.451477	30.210973	10.05%	5,219
2014	21.378928	27.451477	28.40%	4,738
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	19,655
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.732271	7.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.755005	32.679971	22.15%	0
2018	26.993020	26.755005	-0.88%	0
2017	21.916936	26.993020	23.16%	0
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	2,642
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.094059	12.497238	12.65%	0
2018	12.251043	11.094059	-9.44%	0
2017	10.962067	12.251043	11.76%	2,736
2016	10.848509	10.962067	1.05%	3,657
2015	11.244424	10.848509	-3.52%	3,657
2014	11.038857	11.244424	1.86%	6,814
2013	10.088976	11.038857	9.42%	3,742
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.552177	38.152692	17.20%	0
2018	39.320287	32.552177	-17.21%	0
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	1,712
2015	31.694266	29.216938	-7.82%	1,719
2014	29.761369	31.694266	6.49%	1,744
2013	22.120795	29.761369	34.54%	3,094
2012	19.102982	22.120795	15.80%	937
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.637582	12.388472	6.45%	0
2018	12.252314	11.637582	-5.02%	0
2017	12.089660	12.252314	1.35%	0
2016	11.847379	12.089660	2.05%	0
2015	12.426837	11.847379	-4.66%	945
2014	12.306787	12.426837	0.98%	1,026
2013	13.756602	12.306787	-10.54%	5,919
2012	13.106022	13.756602	4.96%	3,815
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	23.104596	29.132905	26.09%	0
2018	27.160180	23.104596	-14.93%	0
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	2,228
2015	21.596512	20.777100	-3.79%	2,466
2014	19.007056	21.596512	13.62%	3,104
2013	14.968686	19.007056	26.98%	3,134
2012	13.175924	14.968686	13.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.673482	14.616460	15.33%	0
2018	13.634342	12.673482	-7.05%	0
2017	12.148657	13.634342	12.23%	6,387
2016	11.584814	12.148657	4.87%	56,206
2015	11.979846	11.584814	-3.30%	56,911
2014	11.909203	11.979846	0.59%	57,533
2013	10.103928	11.909203	17.87%	34,734
2012*	10.000000	10.103928	1.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.037893	11.270348	12.28%	0
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.345581	14.135870	24.59%	0
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.316822	16.479558	15.11%	0
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	12,758
2016	14.051223	14.258604	1.48%	24,946
2015	14.520049	14.051223	-3.23%	33,457
2014	14.572708	14.520049	-0.36%	27,951
2013	13.029722	14.572708	11.84%	15,378
2012	12.122153	13.029722	7.49%	2,869
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	2,213
2015	10.819404	10.309826	-4.71%	2,213
2014*	10.000000	10.819404	8.19%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.890244	42.875653	19.46%	0
2018	40.342279	35.890244	-11.04%	0
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.832076	34.196796	27.45%	0
2018	28.854046	26.832076	-7.01%	0
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	10,351
2012	14.110692	15.926800	12.87%	6,332
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	23.080799	30.586292	32.52%	0
2018	25.420801	23.080799	-9.21%	0
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	131
2015	20.461823	19.458598	-4.90%	5,213
2014	19.413353	20.461823	5.40%	5,206
2013	16.436907	19.413353	18.11%	5,336
2012	15.268266	16.436907	7.65%	5,188
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.040547	16.280643	24.85%	0
2018	16.064554	13.040547	-18.82%	0
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.012988	10.480548	4.67%	0
2018	10.253552	10.012988	-2.35%	0
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.535743	16.446585	13.15%	0
2018	15.534251	14.535743	-6.43%	0
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	2,389
2015	14.084973	13.695016	-2.77%	2,445
2014	13.826916	14.084973	1.87%	1,853
2013	12.496093	13.826916	10.65%	1,317
2012	11.457282	12.496093	9.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.333175	17.967737	17.18%	0
2018	16.703383	15.333175	-8.20%	0
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.337394	19.820549	21.32%	0
2018	18.179977	16.337394	-10.14%	0
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	1,385
2015	15.239512	14.817686	-2.77%	1,038
2014	14.884300	15.239512	2.39%	1,038
2013	12.541764	14.884300	18.68%	532
2012	11.139882	12.541764	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.992571	13.336536	21.32%	0
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.493878	39.130290	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.219471	12.044519	7.35%	0
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	2,699
2015	15.879962	12.301249	-22.54%	2,538
2014	18.623387	15.879962	-14.73%	4,441
2013	15.346435	18.623387	21.35%	2,978
2012	14.990822	15.346435	2.37%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.356226	27.777092	24.25%	0
2018	25.009014	22.356226	-10.61%	0
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	1,002
2015	21.084141	19.736154	-6.39%	1,002
2014	19.883423	21.084141	6.04%	1,002
2013	15.912756	19.883423	24.95%	2,602
2012	13.907849	15.912756	14.42%	1,269
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.321806	14.351882	26.76%	0
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.880907	39.132812	30.96%	0
2018	30.705462	29.880907	-2.69%	0
2017	23.298188	30.705462	31.79%	292
2016	23.702647	23.298188	-1.71%	4,647
2015	22.682172	23.702647	4.50%	4,751
2014	20.902287	22.682172	8.52%	4,871
2013	15.722839	20.902287	32.94%	4,680
2012	14.060446	15.722839	11.82%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.540638	13.411336	6.94%	0
2018	12.932702	12.540638	-3.03%	0
2017	12.721701	12.932702	1.66%	149
2016	12.455947	12.721701	2.13%	1,355
2015	12.851874	12.455947	-3.08%	1,523
2014	12.448350	12.851874	3.24%	1,523
2013	13.003797	12.448350	-4.27%	1,076
2012	12.597898	13.003797	3.22%	776
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.864376	41.977114	20.40%	0
2018	41.854894	34.864376	-16.70%	0
2017	35.520446	41.854894	17.83%	0
2016	32.464898	35.520446	9.41%	3,399
2015	33.762181	32.464898	-3.84%	3,243
2014	32.574588	33.762181	3.65%	4,379
2013	24.526407	32.574588	32.81%	4,420
2012	21.902676	24.526407	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.849617	24.739077	24.63%	0
2018	23.909411	19.849617	-16.98%	0
2017	18.815558	23.909411	27.07%	0
2016	20.317893	18.815558	-7.39%	746
2015	20.122326	20.317893	0.97%	746

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.875999	13.071124	20.18%	0
2018	11.895725	10.875999	-8.57%	0
2017	11.726459	11.895725	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.640458	13.638281	17.16%	0
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	6,290
2016	10.883761	12.041912	10.64%	9,122
2015	11.871983	10.883761	-8.32%	10,697
2014	11.808948	11.871983	0.53%	10,708
2013	9.760501	11.808948	20.99%	2,828
2012	8.658146	9.760501	12.73%	1,833
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.335948	16.263822	13.45%	0
2018	15.327523	14.335948	-6.47%	0
2017	14.296369	15.327523	7.21%	59,663
2016	12.825833	14.296369	11.47%	74,816
2015	14.116993	12.825833	-9.15%	77,079
2014	13.804741	14.116993	2.26%	71,244
2013	12.394472	13.804741	11.38%	12,660
2012	11.256241	12.394472	10.11%	1,520
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.461277	38.856421	23.51%	0
2018	36.947500	31.461277	-14.85%	0
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.014063	8.988604	-0.28%	0
2018	9.047405	9.014063	-0.37%	0
2017	9.080213	9.047405	-0.36%	797
2016	9.023484	9.080213	0.63%	4,105
2015	9.646505	9.023484	-6.46%	6,046
2014	9.690920	9.646505	-0.46%	5,829
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.122498	12.170030	9.42%	0
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.172111	9.415212	2.65%	0
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	2,040
2015	10.071568	10.026981	-0.44%	2,040
2014	9.844677	10.071568	2.30%	2,040
2013*	10.000000	9.844677	-1.55%	1,022
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.681469	15.499832	22.22%	0
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.419412	39.088016	28.50%	0
2018	35.937174	30.419412	-15.35%	0
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	971
2015	27.264351	27.629582	1.34%	971
2014	27.330066	27.264351	-0.24%	971
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.361429	10.457936	25.07%	0
2018	10.634315	8.361429	-21.37%	0
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	24.111904	31.049883	28.77%	0
2018	26.843855	24.111904	-10.18%	0
2017	23.543244	26.843855	14.02%	0
2016	21.638756	23.543244	8.80%	0
2015	21.469810	21.638756	0.79%	0
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	0
2012	13.585193	15.484398	13.98%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.457346	41.251525	23.30%	0
2018	38.264771	33.457346	-12.56%	0
2017	34.362882	38.264771	11.35%	0
2016	29.872396	34.362882	15.03%	84
2015	32.543236	29.872396	-8.21%	973
2014	29.817212	32.543236	9.14%	983
2013	21.691322	29.817212	37.46%	987
2012	18.859282	21.691322	15.02%	886
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.663195	16.264467	19.04%	0
2018	14.783618	13.663195	-7.58%	0
2017	12.786396	14.783618	15.62%	19,712
2016	13.424690	12.786396	-4.75%	27,246
2015	14.984494	13.424690	-10.41%	29,207
2014	16.181516	14.984494	-7.40%	26,689
2013	13.229084	16.181516	22.32%	16,290
2012	11.356526	13.229084	16.49%	5,687
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.973867	13.014543	8.69%	0
2018	12.515705	11.973867	-4.33%	0
2017	12.001432	12.515705	4.29%	2,875
2016	10.566473	12.001432	13.58%	7,892
2015	11.561823	10.566473	-8.61%	10,171
2014	11.606867	11.561823	-0.39%	9,595
2013	10.745732	11.606867	8.01%	4,323
2012*	10.000000	10.745732	7.46%	2,852
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.509587	20.912793	34.84%	0
2018	15.877932	15.509587	-2.32%	0
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	646
2015	13.397299	12.338849	-7.90%	683
2014	12.705810	13.397299	5.44%	580
2013	10.003346	12.705810	27.02%	735
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.470949	10.116786	6.82%	0
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	37.249221	49.829569	33.77%	0
2018	37.467609	37.249221	-0.58%	0
2017	29.483311	37.467609	27.08%	0
2016	29.585397	29.483311	-0.35%	1,796
2015	27.038648	29.585397	9.42%	1,796
2014	25.501584	27.038648	6.03%	1,796
2013	19.932075	25.501584	27.94%	1,796
2012	16.463786	19.932075	21.07%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.265873	31.520085	41.56%	0
2018	22.576146	22.265873	-1.37%	0
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	1,916
2015	13.997930	14.318638	2.29%	2,017
2014	13.095940	13.997930	6.89%	2,204
2013	9.895201	13.095940	32.35%	5,665
2012*	10.000000	9.895201	-1.05%	2,087
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.219229	28.758464	23.86%	0
2018	27.994418	23.219229	-17.06%	0
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	2,347
2015	26.929375	24.005455	-10.86%	1,776
2014	31.342505	26.929375	-14.08%	1,613
2013	28.056820	31.342505	11.71%	1,490
2012	25.361453	28.056820	10.63%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.933557	-0.66%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.366035	9.661417	15.48%	0
2018	10.510188	8.366035	-20.40%	0
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.309029	21.141359	38.10%	0
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	207
2015	12.684918	12.133394	-4.35%	212
2014	14.028356	12.684918	-9.58%	232
2013	10.162292	14.028356	38.04%	215
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.470052	34.774999	26.59%	0
2018	31.353373	27.470052	-12.39%	0
2017	27.331246	31.353373	14.72%	0
2016	24.573342	27.331246	11.22%	0
2015	25.376008	24.573342	-3.16%	1,607
2014	23.556736	25.376008	7.72%	2,533
2013	17.772394	23.556736	32.55%	4,380
2012	15.690399	17.772394	13.27%	2,742
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.788008	7.88%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.541210	20.316973	22.83%	0
2018	18.747311	16.541210	-11.77%	0
2017	15.121849	18.747311	23.97%	0
2016	14.896670	15.121849	1.51%	4,797
2015	14.333619	14.896670	3.93%	6,480
2014	14.499320	14.333619	-1.14%	7,226
2013	11.621349	14.499320	24.76%	5,896
2012	10.255587	11.621349	13.32%	1,684
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.097603	11.371157	24.99%	0
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.928228	17.625066	18.07%	0
2018	16.074177	14.928228	-7.13%	0
2017	14.200352	16.074177	13.20%	285
2016	13.326893	14.200352	6.55%	20,350
2015	13.500802	13.326893	-1.29%	64,214
2014	13.155061	13.500802	2.63%	83,437
2013	10.915987	13.155061	20.51%	81,314
2012	9.651009	10.915987	13.11%	39,838
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.343835	11.019425	6.53%	0
2018	10.698086	10.343835	-3.31%	0
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	11,852
2015	10.834683	10.566422	-2.48%	25,105
2014	10.558416	10.834683	2.62%	27,796
2013	11.086812	10.558416	-4.77%	25,058
2012	10.805947	11.086812	2.60%	8,095
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.508299	21.749210	31.75%	0
2018	18.647659	16.508299	-11.47%	0
2017	14.565075	18.647659	28.03%	2,118
2016	14.871536	14.565075	-2.06%	2,912
2015	14.279546	14.871536	4.15%	5,171
2014	14.344932	14.279546	-0.46%	5,358
2013	11.407665	14.344932	25.75%	9,026
2012	9.559441	11.407665	19.33%	6,347
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.372038	23.397717	27.36%	0
2018	18.921582	18.372038	-2.90%	0
2017	15.145633	18.921582	24.93%	2,526
2016	14.205683	15.145633	6.62%	9,707
2015	13.655045	14.205683	4.03%	9,516
2014	12.926599	13.655045	5.64%	9,282
2013	10.202870	12.926599	26.70%	6,122
2012	8.891032	10.202870	14.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.306664	18.802681	22.84%	0
2018	16.010878	15.306664	-4.40%	0
2017	13.432823	16.010878	19.19%	2,484
2016	12.369650	13.432823	8.60%	17,495
2015	12.518367	12.369650	-1.19%	29,278
2014	11.618251	12.518367	7.75%	32,650
2013	8.938617	11.618251	29.98%	28,212
2012	7.811893	8.938617	14.42%	10,546

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.967343	14.904930	6.71%	0
2018	14.633815	13.967343	-4.55%	0
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	4,286
2015	13.964035	13.255289	-5.08%	4,286
2014	13.751397	13.964035	1.55%	4,286
2013	14.227924	13.751397	-3.35%	1,479
2012	12.967670	14.227924	9.72%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.900925	30.914190	24.15%	0
2018	27.531303	24.900925	-9.55%	0
2017	23.930210	27.531303	15.05%	0
2016	20.820558	23.930210	14.94%	527
2015	22.784456	20.820558	-8.62%	527
2014	21.398796	22.784456	6.48%	527
2013	16.179644	21.398796	32.26%	481
2012	14.007587	16.179644	15.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.630322	10.820558	12.36%	0
2018	10.765219	9.630322	-10.54%	0
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
2015*	10.000000	9.236887	-7.63%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.374136	21.729929	12.16%	0
2018	20.435457	19.374136	-5.19%	0
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	1,805
2015	18.431324	17.546790	-4.80%	1,805
2014	18.386657	18.431324	0.24%	1,805
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.978706	18.754069	25.20%	0
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	975
2015	12.339291	11.917764	-3.42%	975
2014	11.846296	12.339291	4.16%	975
2013	8.443224	11.846296	40.31%	892
2012	7.393317	8.443224	14.20%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.405462	12.212947	29.85%	0
2018	11.548406	9.405462	-18.56%	0
2017	9.410337	11.548406	22.72%	0
2016	9.870326	9.410337	-4.66%	0
2015	10.164095	9.870326	-2.89%	0
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.772017	31.242375	26.12%	0
2018	25.416026	24.772017	-2.53%	0
2017	21.621844	25.416026	17.55%	0
2016	19.897887	21.621844	8.66%	0
2015	20.222074	19.897887	-1.60%	0
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	0
2012	13.004390	14.471277	11.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.513668	15.163018	21.17%	0
2018	14.344867	12.513668	-12.77%	0
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	11,673
2015	12.040306	11.562949	-3.96%	11,673
2014	11.787398	12.040306	2.15%	11,673
2013	9.313423	11.787398	26.56%	11,125
2012	8.203195	9.313423	13.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.982149	13.607585	13.57%	0
2018	13.074573	11.982149	-8.36%	0
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	10,518
2015	11.898168	11.507225	-3.29%	13,067
2014	11.670508	11.898168	1.95%	13,198
2013	10.412844	11.670508	12.08%	12,798
2012	9.592119	10.412844	8.56%	1,337
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.468195	14.654536	17.54%	0
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.016544	11.917779	8.18%	0
2018	11.573049	11.016544	-4.81%	0
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	7,070
2015	11.217196	10.884327	-2.97%	19,845
2014	11.104872	11.217196	1.01%	20,033
2013	10.826431	11.104872	2.57%	20,215
2012	10.303603	10.826431	5.07%	15,880
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.582925	11.777877	11.29%	0
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	79,763
2015	10.751733	10.058488	-6.45%	82,382
2014	10.756118	10.751733	-0.04%	83,537
2013*	10.000000	10.756118	7.56%	26,213
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.860633	12.252815	12.82%	0
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	60,081
2016	10.001729	10.384718	3.83%	94,060
2015	10.756555	10.001729	-7.02%	97,101
2014	10.893760	10.756555	-1.26%	97,339
2013*	10.000000	10.893760	8.94%	39,390
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.276012	14.177136	15.49%	0
2018	13.518208	12.276012	-9.19%	0
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	5,730
2015	12.024199	11.628348	-3.29%	5,871
2014	11.763379	12.024199	2.22%	15,655
2013	10.215280	11.763379	15.15%	14,840
2012	9.300488	10.215280	9.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.466785	14.895461	19.48%	0
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	15,140
2015	12.059799	11.610676	-3.72%	15,140
2014	11.799144	12.059799	2.21%	15,087
2013	9.712704	11.799144	21.48%	14,212
2012	8.671897	9.712704	12.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.751610	13.130077	11.73%	0
2018	12.625014	11.751610	-6.92%	0
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	1,408
2015	11.728425	11.342399	-3.29%	3,324
2014	11.527800	11.728425	1.74%	3,346
2013	10.601632	11.527800	8.74%	2,838
2012	9.856291	10.601632	7.56%	1,048
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.917218	14.203218	9.96%	0
2018	15.675806	12.917218	-17.60%	0
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	712
2015	14.073141	13.219475	-6.07%	712
2014	15.674150	14.073141	-10.21%	712
2013	13.351853	15.674150	17.39%	650
2012	11.424689	13.351853	16.87%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.371142	12.082062	6.25%	0
2018	11.714932	11.371142	-2.93%	0
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.843168	13.865002	17.07%	0
2018	13.491596	11.843168	-12.22%	0
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.289165	12.967816	14.87%	0
2018	12.530194	11.289165	-9.90%	0
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.543187	31.826697	19.91%	0
2018	32.980836	26.543187	-19.52%	0
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	1,014
2015	27.768878	22.737375	-18.12%	1,363
2014	30.135104	27.768878	-7.85%	1,291
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.076267	11.505975	3.88%	0
2018	11.338074	11.076267	-2.31%	0
2017	11.361510	11.338074	-0.21%	162
2016	11.536740	11.361510	-1.52%	162
2015	11.815163	11.536740	-2.36%	162
2014	11.558971	11.815163	2.22%	162
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.250480	8.208513	-0.51%	0
2018	8.325665	8.250480	-0.90%	0
2017	8.481031	8.325665	-1.83%	0
2016	8.675043	8.481031	-2.24%	11,598
2015	8.874721	8.675043	-2.25%	106,625
2014	9.079000	8.874721	-2.25%	99,387
2013	9.287976	9.079000	-2.25%	4,361
2012	9.502353	9.287976	-2.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.066436	9.376266	16.24%	0
2018	9.687170	8.066436	-16.73%	0
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.753969	10.371286	18.48%	0
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.689461	28.652033	20.95%	0
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.068797	16.989512	12.75%	0
2018	16.203411	15.068797	-7.00%	0
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	5,040
2015	14.708781	14.352845	-2.42%	5,208
2014	14.387629	14.708781	2.23%	3,823
2013	12.976755	14.387629	10.87%	2,926
2012	12.136974	12.976755	6.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.652910	20.696657	17.24%	0
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.744280	13.645129	7.07%	0
2018	13.278734	12.744280	-4.02%	0
2017	12.853114	13.278734	3.31%	4,735
2016	12.610458	12.853114	1.92%	8,669
2015	12.866665	12.610458	-1.99%	8,669
2014	12.669920	12.866665	1.55%	8,689
2013	12.364144	12.669920	2.47%	3,967
2012	12.026976	12.364144	2.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.660272	11.774912	10.46%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	2,549
2015	10.607868	10.033070	-5.42%	2,660
2014	10.591924	10.607868	0.15%	1,466
2013*	10.000000	10.591924	5.92%	1,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	57,984
2015	10.620513	9.970922	-6.12%	58,945
2014	10.679835	10.620513	-0.56%	58,113
2013*	10.000000	10.679835	6.80%	17,676
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.387865	21.163713	15.10%	0
2018	19.946517	18.387865	-7.81%	0
2017	18.068578	19.946517	10.39%	0
2016	17.251061	18.068578	4.74%	8,465
2015	17.707429	17.251061	-2.58%	9,900
2014	17.222683	17.707429	2.81%	10,120
2013	15.107089	17.222683	14.00%	3,348
2012	13.947620	15.107089	8.31%	1,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.497774	25.601138	19.09%	0
2018	23.837342	21.497774	-9.81%	0
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	7,891
2015	20.308799	19.706933	-2.96%	8,669
2014	19.795011	20.308799	2.60%	8,700
2013	16.547545	19.795011	19.63%	8,715
2012	14.881569	16.547545	11.19%	778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.575209	17.277582	10.93%	0
2018	16.553518	15.575209	-5.91%	0
2017	15.505198	16.553518	6.76%	0
2016	15.005333	15.505198	3.33%	0
2015	15.355431	15.005333	-2.28%	0
2014	14.998051	15.355431	2.38%	0
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.406119	4.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.704995	7.05%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.942280	9.42%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.068490	0.68%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.357138	20.820870	27.29%	0
2018	17.316038	16.357138	-5.54%	0
2017	13.638299	17.316038	26.97%	0
2016	13.679114	13.638299	-0.30%	4,079
2015	13.569319	13.679114	0.81%	4,205
2014	12.602678	13.569319	7.67%	4,447
2013	9.591730	12.602678	31.39%	4,568
2012	8.449269	9.591730	13.52%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.730814	12.479242	16.29%	0
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.042772	14.359610	19.24%	0
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.285602	35.286714	34.24%	0
2018	27.315003	26.285602	-3.77%	0
2017	21.989468	27.315003	24.22%	0
2016	21.770456	21.989468	1.01%	0
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	2,210
2012	12.983783	15.028955	15.75%	1,350

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.983235	27.222455	23.83%	0
2018	24.845171	21.983235	-11.52%	0
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	0
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.104113	41.888219	22.82%	0
2018	39.376570	34.104113	-13.39%	0
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.969758	14.739055	13.64%	0
2018	16.053025	12.969758	-19.21%	0
2017	13.401356	16.053025	19.79%	0
2016	13.058492	13.401356	2.63%	0
2015	14.113650	13.058492	-7.48%	0
2014	15.985602	14.113650	-11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.292949	16.255169	22.28%	0
2018	15.419238	13.292949	-13.79%	0
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	4,443
2015	12.880538	12.157999	-5.61%	4,502
2014	11.952685	12.880538	7.76%	4,541
2013	9.055687	11.952685	31.99%	4,697
2012	7.878627	9.055687	14.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.855938	20.405767	21.06%	0
2018	19.858782	16.855938	-15.12%	0
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.368405	30.923756	32.33%	0
2018	26.049941	23.368405	-10.29%	0
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	30.005807	34.812935	16.02%	0
2018	37.043912	30.005807	-19.00%	0
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	354
2015	30.977135	28.375589	-8.40%	354
2014	29.682098	30.977135	4.36%	354
2013	21.685452	29.682098	36.88%	187
2012	18.441219	21.685452	17.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.569219	36.232205	22.53%	0
2018	34.708418	29.569219	-14.81%	0
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.837770	19.513837	23.21%	0
2018	17.215899	15.837770	-8.00%	0
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	0
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.491559	15.928085	27.51%	0
2018	13.321241	12.491559	-6.23%	0
2017	12.838251	13.321241	3.76%	616
2016	12.253391	12.838251	4.77%	2,553
2015	13.287597	12.253391	-7.78%	2,678
2014	10.569670	13.287597	25.71%	4,477
2013	10.528690	10.569670	0.39%	5,718
2012	9.319450	10.528690	12.98%	1,950

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.210306	19.453429	27.90%	0
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	528
2016	12.677191	13.805057	8.90%	5,845
2015	12.847860	12.677191	-1.33%	6,050
2014	11.623517	12.847860	10.53%	16,481
2013*	10.000000	11.623517	16.24%	15,946
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.443220	9.608037	1.75%	0
2018	9.583177	9.443220	-1.46%	0
2017	9.650749	9.583177	-0.70%	1,562
2016	9.632271	9.650749	0.19%	3,555
2015	9.887717	9.632271	-2.58%	3,555
2014	10.065596	9.887717	-1.77%	3,120
2013	10.286445	10.065596	-2.15%	996
2012	10.165640	10.286445	1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.561884	16.565685	22.15%	0
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.549757	20.799280	33.76%	0
2018	17.116213	15.549757	-9.15%	0
2017	13.730064	17.116213	24.66%	0
2016	13.243266	13.730064	3.68%	0
2015	13.595138	13.243266	-2.59%	0
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.143606	11.320858	11.61%	0
2018	11.088991	10.143606	-8.53%	0
2017	10.289732	11.088991	7.77%	0
2016	9.947431	10.289732	3.44%	0
2015	10.686101	9.947431	-6.91%	0
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
2012*	10.000000	10.134065	1.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.606206	12.092811	14.02%	0
2018	11.936442	10.606206	-11.14%	0
2017	10.406383	11.936442	14.70%	0
2016	10.123718	10.406383	2.79%	0
2015	11.428679	10.123718	-11.42%	0
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
2012*	10.000000	10.252676	2.53%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.661283	12.076612	13.28%	0
2018	11.807232	10.661283	-9.71%	0
2017	10.630702	11.807232	11.07%	0
2016	10.274191	10.630702	3.47%	1,149
2015	11.262191	10.274191	-8.77%	1,149
2014	11.240591	11.262191	0.19%	1,149
2013	10.270304	11.240591	9.45%	1,149
2012*	10.000000	10.270304	2.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.179261	11.118764	9.23%	0
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	1,025
2015	10.143479	9.004171	-11.23%	2,292
2014	10.329991	10.143479	-1.81%	9,895
2013	10.556236	10.329991	-2.14%	9,976
2012*	10.000000	10.556236	5.56%	5,132
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.506903	10.654658	12.07%	0
2018	10.220104	9.506903	-6.98%	0
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.441881	10.913021	4.51%	0
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	538
2016	10.227667	10.288451	0.59%	1,978
2015	11.271891	10.227667	-9.26%	1,978
2014	11.496748	11.271891	-1.96%	1,978
2013	12.588038	11.496748	-8.67%	579
2012	12.238228	12.588038	2.86%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.314829	10.478370	1.59%	0
2018	10.528608	10.314829	-2.03%	0
2017	10.637089	10.528608	-1.02%	755
2016	10.741077	10.637089	-0.97%	4,630
2015	10.965417	10.741077	-2.05%	13,930
2014	11.134504	10.965417	-1.52%	13,464
2013	11.417306	11.134504	-2.48%	12,428
2012	11.045679	11.417306	3.36%	7,861
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.963306	10.001722	0.39%	0
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	626
2016	10.172434	10.201088	0.28%	876
2015	10.371774	10.172434	-1.92%	5,332
2014	10.186015	10.371774	1.82%	5,230
2013	10.638895	10.186015	-4.26%	4,581
2012	9.940075	10.638895	7.03%	4,021
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	15.025875	18.382264	22.34%	0
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.161184	40.438149	25.74%	0
2018	32.626185	32.161184	-1.43%	0
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	1,896
2015	27.320924	30.036583	9.94%	1,885
2014	21.299002	27.320924	28.27%	1,885
2013	14.476417	21.299002	47.13%	906
2012	11.305609	14.476417	28.05%	178
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.963908	5.412462	9.04%	0
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	1,436
2015	8.140860	5.281569	-35.12%	1,506
2014	10.326333	8.140860	-21.16%	1,326
2013	9.577944	10.326333	7.81%	4,698
2012*	10.000000	9.577944	-4.22%	2,100

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.724947	7.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.371333	32.178417	22.02%	0
2018	26.633335	26.371333	-0.98%	0
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	1,576
2015	21.648910	20.551718	-5.07%	2,166
2014	22.571192	21.648910	-4.09%	3,490
2013	15.369918	22.571192	46.85%	5,550
2012	14.577196	15.369918	5.44%	1,908

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	32.288808	37.824653	17.14%	2,034
2018	39.022252	32.288808	-17.26%	3,877
2017	35.390435	39.022252	10.26%	4,035
2016	29.025074	35.390435	21.93%	1,104
2015	31.502257	29.025074	-7.86%	1,077
2014	29.596212	31.502257	6.44%	201
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.542718	12.281201	6.40%	0
2018	12.158690	11.542718	-5.07%	0
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	453
2015	12.350787	11.768846	-4.71%	453
2014	12.237727	12.350787	0.92%	81
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.943544	28.915046	26.03%	2,164
2018	26.984754	22.943544	-14.98%	2,169
2017	24.776810	26.984754	8.91%	1,915
2016	20.663964	24.776810	19.90%	521
2015	21.489920	20.663964	-3.84%	521
2014	18.922925	21.489920	13.57%	97
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.633588	14.562997	15.27%	0
2018	13.598422	12.633588	-7.10%	0
2017	12.122827	13.598422	12.17%	0
2016	11.566074	12.122827	4.81%	0
2015	11.966596	11.566074	-3.35%	0
2014	11.902125	11.966596	0.54%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.324305	14.102158	24.53%	5,081
2018	12.521065	11.324305	-9.56%	4,242
2017	11.000828	12.521065	13.82%	4,411
2016	9.701121	11.000828	13.40%	4,569
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.246150	16.389824	15.05%	6,123
2018	15.779377	14.246150	-9.72%	6,084
2017	14.202778	15.779377	11.10%	6,171
2016	14.003358	14.202778	1.42%	4,284
2015	14.477997	14.003358	-3.28%	7,881
2014	14.537944	14.477997	-0.41%	6,186
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	6,331
2016	10.301026	11.594823	12.56%	6,331
2015	10.815705	10.301026	-4.76%	6,331
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	35.599921	42.507078	19.40%	0
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	26.615075	33.902877	27.38%	0
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.894103	30.323374	32.45%	1,406
2018	25.228161	22.894103	-9.25%	1,457
2017	20.329303	25.228161	24.10%	1,457
2016	19.330858	20.329303	5.17%	1,438
2015	20.337892	19.330858	-4.95%	1,441
2014	19.305656	20.337892	5.35%	276
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.983960	10.444821	4.62%	3,808
2018	10.229092	9.983960	-2.40%	3,802
2017	10.120825	10.229092	1.07%	3,762
2016	9.507860	10.120825	6.45%	2,982
2015	9.829217	9.507860	-3.27%	3,060
2014	10.003364	9.829217	-1.74%	1,342
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.434465	16.323640	13.09%	0
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	15.226336	17.833420	17.12%	0
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	757
2015	14.531780	14.132356	-2.75%	757
2014	14.220412	14.531780	2.19%	140

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	16.223647	19.672508	21.26%	0
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	30.247240	38.793948	28.26%	983
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.141270	11.954440	7.30%	7,435
2018	15.160027	11.141270	-26.51%	8,666
2017	15.958809	15.160027	-5.01%	13,461
2016	12.234276	15.958809	30.44%	12,463
2015	15.801620	12.234276	-22.58%	7,921
2014	18.541012	15.801620	-14.77%	270
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	22.175419	27.538354	24.18%	1,245
2018	24.819515	22.175419	-10.65%	1,257
2017	22.549468	24.819515	10.07%	1,170
2016	19.606588	22.549468	15.01%	1,123
2015	20.956449	19.606588	-6.44%	1,149
2014	19.773112	20.956449	5.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.306400	14.325039	26.70%	4,856
2018	12.745819	11.306400	-11.29%	4,856
2017	11.186642	12.745819	13.94%	4,463
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	29.639213	38.796434	30.90%	15,306
2018	30.472782	29.639213	-2.74%	14,975
2017	23.133424	30.472782	31.73%	10,806
2016	23.547038	23.133424	-1.76%	10,778
2015	22.544793	23.547038	4.45%	10,224
2014	20.786323	22.544793	8.46%	1,786

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.439196	13.296041	6.89%	2,355
2018	12.834686	12.439196	-3.08%	0
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	34.582377	41.616283	20.34%	1,412
2018	41.537738	34.582377	-16.74%	1,340
2017	35.269269	41.537738	17.77%	1,302
2016	32.251778	35.269269	9.36%	1,115
2015	33.557717	32.251778	-3.89%	1,040
2014	32.393887	33.557717	3.59%	763
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.689005	24.526364	24.57%	5,601
2018	23.728159	19.689005	-17.02%	5,470
2017	18.682431	23.728159	27.01%	5,562
2016	20.184447	18.682431	-7.44%	5,133
2015	20.000392	20.184447	0.92%	2,728
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.844494	13.026588	20.12%	0
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.577058	13.557064	17.10%	5,962
2018	13.116830	11.577058	-11.74%	6,044
2017	11.988615	13.116830	9.41%	5,940
2016	10.841127	11.988615	10.58%	10,863
2015	11.831535	10.841127	-8.37%	3,411
2014	11.774741	11.831535	0.48%	2,225
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.243347	16.150510	13.39%	42,018
2018	15.236342	14.243347	-6.52%	43,894
2017	14.218570	15.236342	7.16%	63,066
2016	12.762552	14.218570	11.41%	17,063
2015	14.054530	12.762552	-9.19%	10,175
2014	13.750694	14.054530	2.21%	9,258
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	31.206741	38.522351	23.44%	0
2018	36.667453	31.206741	-14.89%	0
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.987959	8.957993	-0.33%	5,812
2018	9.025852	8.987959	-0.42%	6,067
2017	9.063204	9.025852	-0.41%	5,181
2016	9.011170	9.063204	0.58%	4,745
2015	9.638269	9.011170	-6.51%	3,649
2014	9.687601	9.638269	-0.51%	3,134
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.638288	15.439143	22.16%	1,051
2018	14.635239	12.638288	-13.64%	1,013
2017	13.064374	14.635239	12.02%	939
2016	11.815782	13.064374	10.57%	923
2015	12.634847	11.815782	-6.48%	890
2014	12.414676	12.634847	1.77%	839
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	30.173335	38.751979	28.43%	2,261
2018	35.664817	30.173335	-15.40%	2,387
2017	26.776394	35.664817	33.19%	333
2016	27.448158	26.776394	-2.45%	365
2015	27.099198	27.448158	1.29%	343
2014	27.178412	27.099198	-0.29%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	1,324
2014*	10.000000	8.972701	-10.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.916889	30.782997	28.71%	4,978
2018	26.640465	23.916889	-10.22%	3,797
2017	23.376771	26.640465	13.96%	3,738
2016	21.496713	23.376771	8.75%	3,704
2015	21.339780	21.496713	0.74%	8,414
2014	19.784433	21.339780	7.86%	5,369
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	33.186724	40.896939	23.23%	0
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.595783	16.175946	18.98%	4,825
2018	14.718254	13.595783	-7.63%	5,108
2017	12.736342	14.718254	15.56%	5,302
2016	13.378976	12.736342	-4.80%	5,494
2015	14.941114	13.378976	-10.46%	478
2014	16.142931	14.941114	-7.44%	456
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.933071	12.963572	8.64%	334
2018	12.479491	11.933071	-4.38%	334
2017	11.972810	12.479491	4.23%	334
2016	10.546649	11.972810	13.52%	334
2015	11.546047	10.546649	-8.66%	203
2014	11.596963	11.546047	-0.44%	40
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.456819	20.830993	34.77%	11,561
2018	15.832058	15.456819	-2.37%	11,561
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	967
2014	12.695006	13.379067	5.39%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.947952	49.401278	33.71%	0
2018	37.183710	36.947952	-0.63%	0
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.190011	31.396641	41.49%	10,810
2018	22.510809	22.190011	-1.43%	11,967
2017	15.898251	22.510809	41.59%	6,524
2016	14.291751	15.898251	11.24%	5,186
2015	13.978786	14.291751	2.24%	1,256
2014	13.084716	13.978786	6.83%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	23.031289	28.511095	23.79%	310
2018	27.782139	23.031289	-17.10%	806
2017	21.737713	27.782139	27.81%	758
2016	23.847742	21.737713	-8.85%	818
2015	26.766165	23.847742	-10.90%	747
2014	31.168507	26.766165	-14.12%	275
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.932468	-0.68%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.341794	9.628490	15.42%	3,223
2018	10.485136	8.341794	-20.44%	3,248
2017	8.395071	10.485136	24.90%	11,207
2016	7.113817	8.395071	18.01%	10,100
2015	9.108217	7.113817	-21.90%	17,479
2014	9.776041	9.108217	-6.83%	6,205
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.720814	10.295962	5.92%	5,948
2018	10.054156	9.720814	-3.32%	5,964
2017	9.907375	10.054156	1.48%	444
2016*	10.000000	9.907375	-0.93%	461
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.256883	21.058580	38.03%	12,517
2018	15.891106	15.256883	-3.99%	7,993
2017	12.874009	15.891106	23.44%	323
2016	12.110638	12.874009	6.30%	327
2015	12.667618	12.110638	-4.40%	320
2014	14.016405	12.667618	-9.62%	333

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	27.247906	34.476152	26.53%	2,815
2018	31.115834	27.247906	-12.43%	1,835
2017	27.138015	31.115834	14.66%	1,908
2016	24.412055	27.138015	11.17%	1,977
2015	25.222353	24.412055	-3.21%	0
2014	23.426074	25.222353	7.67%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.784317	7.84%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.468073	20.216804	22.76%	19,042
2018	18.674035	16.468073	-11.81%	16,424
2017	15.070421	18.674035	23.91%	17,525
2016	14.853587	15.070421	1.46%	7,639
2015	14.299475	14.853587	3.88%	6,992
2014	14.472182	14.299475	-1.19%	4,081
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.080562	11.344051	24.93%	1,902
2018	10.091757	9.080562	-10.02%	1,902
2017	9.177382	10.091757	9.96%	1,902
2016	8.169955	9.177382	12.33%	835
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.509397	20.001031	21.15%	250
2018	18.207971	16.509397	-9.33%	250
2017	15.857293	18.207971	14.82%	250
2016	14.620665	15.857293	8.46%	250
2015	16.120299	14.620665	-9.30%	150
2014	16.847611	16.120299	-4.32%	30
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.831735	17.502191	18.01%	43,804
2018	15.978508	14.831735	-7.18%	47,783
2017	14.123039	15.978508	13.14%	46,862
2016	13.261105	14.123039	6.50%	13,037
2015	13.441022	13.261105	-1.34%	12,865
2014	13.103534	13.441022	2.58%	5,525
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.277012	10.942636	6.48%	4,002
2018	10.634444	10.277012	-3.36%	4,123
2017	10.545408	10.634444	0.84%	4,324
2016	10.514297	10.545408	0.30%	3,911
2015	10.786745	10.514297	-2.53%	2,353
2014	10.517076	10.786745	2.56%	1,453

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.401628	21.597615	31.68%	17,113
2018	18.536706	16.401628	-11.52%	16,964
2017	14.485800	18.536706	27.96%	11,922
2016	14.798155	14.485800	-2.11%	11,129
2015	14.216354	14.798155	4.09%	7,393
2014	14.288769	14.216354	-0.51%	5,124
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.253303	23.234613	27.29%	20,143
2018	18.808978	18.253303	-2.95%	17,074
2017	15.063180	18.808978	24.87%	17,881
2016	14.135551	15.063180	6.56%	18,855
2015	13.594589	14.135551	3.98%	15,615
2014	12.875954	13.594589	5.58%	5,173
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.215533	18.681173	22.78%	12,557
2018	15.923753	15.215533	-4.45%	16,134
2017	13.366541	15.923753	19.13%	17,030
2016	12.314903	13.366541	8.54%	18,149
2015	12.469336	12.314903	-1.24%	13,637
2014	11.578662	12.469336	7.69%	11,071
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.854313	14.776748	6.66%	5,868
2018	14.522855	13.854313	-4.60%	5,910
2017	13.978710	14.522855	3.89%	5,986
2016	13.168214	13.978710	6.15%	4,921
2015	13.879403	13.168214	-5.12%	5,072
2014	13.675061	13.879403	1.49%	2,684
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.699534	30.648484	24.09%	394
2018	27.322710	24.699534	-9.60%	412
2017	23.761015	27.322710	14.99%	422
2016	20.683891	23.761015	14.88%	626
2015	22.646487	20.683891	-8.67%	631
2014	21.280109	22.646487	6.42%	216
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.613255	10.795846	12.30%	2,916
2018	10.751675	9.613255	-10.59%	2,916
2017	9.291255	10.751675	15.72%	2,916
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.026224	10.440767	4.13%	4,027
2018*	10.000000	10.026224	0.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.217389	21.543108	12.10%	323
2018	20.280556	19.217389	-5.24%	336
2017	19.442862	20.280556	4.31%	350
2016	17.431559	19.442862	11.54%	961
2015	18.319658	17.431559	-4.85%	598
2014	18.284617	18.319658	0.19%	110
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.897206	18.642497	25.14%	0
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.354229	12.140225	29.78%	0
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	24.571633	30.973801	26.06%	0
2018	25.223413	24.571633	-2.58%	0
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.445531	15.072742	21.11%	3,849
2018	14.274111	12.445531	-12.81%	16,717
2017	12.194694	14.274111	17.05%	15,721
2016	11.517663	12.194694	5.88%	15,716
2015	11.999294	11.517663	-4.01%	15,606
2014	11.753265	11.999294	2.09%	11,784
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.916914	13.526580	13.51%	0
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	16,772
2016	11.462165	11.883333	3.67%	16,772
2015	11.857644	11.462165	-3.34%	16,772
2014	11.636713	11.857644	1.90%	16,772

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.400356	14.567353	17.48%	0
2018	13.821839	12.400356	-10.28%	1,865
2017	12.215484	13.821839	13.15%	1,854
2016	11.649313	12.215484	4.86%	1,873
2015	12.084148	11.649313	-3.60%	1,876
2014	11.813692	12.084148	2.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.956588	11.846854	8.13%	0
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.552301	11.737788	11.23%	4,668
2018	11.616784	10.552301	-9.16%	4,670
2017	10.359730	11.616784	12.13%	5,181
2016	10.044769	10.359730	3.14%	5,164
2015	10.742558	10.044769	-6.50%	5,107
2014	10.752440	10.742558	-0.09%	1,863
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.829167	12.211066	12.76%	1,092
2018	11.929372	10.829167	-9.22%	1,092
2017	10.365248	11.929372	15.09%	1,092
2016	9.988070	10.365248	3.78%	1,092
2015	10.747369	9.988070	-7.06%	2,439
2014	10.890029	10.747369	-1.31%	130
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.209218	14.092793	15.43%	3,730
2018	13.451584	12.209218	-9.24%	3,734
2017	12.079846	13.451584	11.36%	3,725
2016	11.582838	12.079846	4.29%	3,754
2015	11.983267	11.582838	-3.34%	3,813
2014	11.729330	11.983267	2.16%	1,357
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.687635	13.051926	11.67%	0
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.853477	14.125891	9.90%	193
2018	15.606487	12.853477	-17.64%	194
2017	13.015772	15.606487	19.90%	667
2016	13.174454	13.015772	-1.20%	695
2015	14.032396	13.174454	-6.11%	4,864
2014	15.636773	14.032396	-10.26%	3,760
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.309224	12.010127	6.20%	0
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.808879	13.817781	17.01%	0
2018	13.459463	11.808879	-12.26%	0
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.256487	12.923670	14.81%	0
2018	12.500352	11.256487	-9.95%	0
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	26.328460	31.553078	19.84%	3,166
2018	32.730891	26.328460	-19.56%	3,168
2017	23.720560	32.730891	37.99%	3,363
2016	22.588078	23.720560	5.01%	2,775
2015	27.600690	22.588078	-18.16%	60
2014	29.967920	27.600690	-7.90%	48
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.986655	11.407035	3.83%	0
2018	11.252131	10.986655	-2.36%	0
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	947
2015	11.743590	11.460991	-2.41%	947
2014	11.494837	11.743590	2.16%	171
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.183560	8.137776	-0.56%	3,010
2018	8.262388	8.183560	-0.95%	2,996
2017	8.420868	8.262388	-1.88%	11,378
2016	8.617901	8.420868	-2.29%	11,256
2015	8.820785	8.617901	-2.30%	12,601
2014	9.028432	8.820785	-2.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.022519	9.320458	16.18%	3,358
2018	9.639394	8.022519	-16.77%	3,358
2017	7.763604	9.639394	24.16%	3,358
2016	7.895826	7.763604	-1.67%	1,511
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.697426	10.299031	18.41%	4,449
2018	10.368080	8.697426	-16.11%	4,436
2017	8.526172	10.368080	21.60%	278
2016	8.680936	8.526172	-1.78%	289
2015	9.010508	8.680936	-3.66%	260
2014	9.830994	9.010508	-8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	23.497830	28.405731	20.89%	511
2018	26.391187	23.497830	-10.96%	7,451
2017	22.807280	26.391187	15.71%	6,879
2016	21.323753	22.807280	6.96%	6,882
2015	22.045835	21.323753	-3.28%	6,941
2014	21.493317	22.045835	2.57%	6,416

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	4,644
2015	14.666217	14.303997	-2.47%	4,621
2014	14.353336	14.666217	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.641187	13.527830	7.01%	908
2018	13.178098	12.641187	-4.07%	2,828
2017	12.762213	13.178098	3.26%	2,753
2016	12.527670	12.762213	1.87%	2,523
2015	12.788741	12.527670	-2.04%	2,559
2014	12.599630	12.788741	1.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	10,416
2017	10.348341	11.529703	11.42%	10,942
2016	10.019375	10.348341	3.28%	10,950
2015	10.598807	10.019375	-5.47%	9,921
2014	10.588302	10.598807	0.10%	49
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.912834	12.287614	12.60%	5,849
2018	11.891147	10.912834	-8.23%	5,929
2017	10.405190	11.891147	14.28%	5,999
2016	9.957330	10.405190	4.50%	6,071
2015	10.611462	9.957330	-6.16%	2,656
2014	10.676193	10.611462	-0.61%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.239090	20.981747	15.04%	0
2018	19.795313	18.239090	-7.86%	0
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	3,841
2015	17.600125	17.137756	-2.63%	3,861
2014	17.127076	17.600125	2.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.323843	25.381017	19.03%	0
2018	23.656661	21.323843	-9.86%	0
2017	20.750885	23.656661	14.00%	0
2016	19.577522	20.750885	5.99%	0
2015	20.185772	19.577522	-3.01%	0
2014	19.685183	20.185772	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.449177	17.129005	10.87%	0
2018	16.428018	15.449177	-5.96%	0
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.941083	9.41%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.067388	0.67%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.268075	20.696918	27.22%	919
2018	17.230613	16.268075	-5.59%	984
2017	13.577939	17.230613	26.90%	1,028
2016	13.625530	13.577939	-0.35%	1,064
2015	13.523072	13.625530	0.76%	2,369
2014	12.566157	13.523072	7.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.706343	12.444425	16.23%	13,268
2018	11.514913	10.706343	-7.02%	13,548
2017	10.025388	11.514913	14.86%	13,826
2016	9.452743	10.025388	6.06%	21,312
2015	9.897707	9.452743	-4.50%	21,508
2014*	10.000000	9.897707	-1.02%	4,365
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.015283	14.319520	19.18%	6,059
2018	12.624852	12.015283	-4.83%	6,061
2017	10.617481	12.624852	18.91%	6,064
2016	9.874788	10.617481	7.52%	3,463
2015	10.093001	9.874788	-2.16%	2,841
2014*	10.000000	10.093001	0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	26.155963	35.094734	34.17%	2,242
2018	27.194290	26.155963	-3.82%	2,360
2017	21.903449	27.194290	24.16%	0
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	0
2014	19.973956	21.185453	6.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.874829	27.074364	23.77%	6,133
2018	24.735379	21.874829	-11.56%	7,274
2017	23.346029	24.735379	5.95%	7,923
2016	19.876500	23.346029	17.46%	2,614
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.828218	41.528105	22.76%	923
2018	39.078146	33.828218	-13.43%	2,669
2017	34.544444	39.078146	13.12%	5,021
2016	29.391794	34.544444	17.53%	5,051
2015	30.865983	29.391794	-4.78%	3,239
2014	28.872720	30.865983	6.90%	445
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.866182	14.613867	13.58%	0
2018	15.933026	12.866182	-19.25%	0
2017	13.307968	15.933026	19.73%	0
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.220584	16.158410	22.22%	1,160
2018	15.343201	13.220584	-13.83%	1,195
2017	13.731250	15.343201	11.74%	1,154
2016	12.110392	13.731250	13.38%	1,138
2015	12.836678	12.110392	-5.66%	1,161
2014	11.918075	12.836678	7.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.764234	20.284388	21.00%	2,593
2018	19.760916	16.764234	-15.16%	732
2017	17.766065	19.760916	11.23%	4,946
2016	15.462607	17.766065	14.90%	4,956
2015	16.296941	15.462607	-5.12%	4,958
2014	14.254428	16.296941	14.33%	705

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	23.179405	30.657981	32.26%	1,267
2018	25.852557	23.179405	-10.34%	0
2017	21.227412	25.852557	21.79%	3,298
2016	20.105594	21.227412	5.58%	3,298
2015	20.470546	20.105594	-1.78%	3,298
2014	20.433844	20.470546	0.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.763034	34.513610	15.96%	1,083
2018	36.763129	29.763034	-19.04%	0
2017	34.597653	36.763129	6.26%	0
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	29.329957	35.920651	22.47%	233
2018	34.445309	29.329957	-14.85%	231
2017	31.143145	34.445309	10.60%	239
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.751596	19.397734	23.15%	7,054
2018	17.131047	15.751596	-8.05%	7,054
2017	14.812903	17.131047	15.65%	7,054
2016	13.768757	14.812903	7.58%	7,054
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.423595	15.833323	27.45%	1,603
2018	13.255574	12.423595	-6.28%	1,815
2017	12.781484	13.255574	3.71%	2,077
2016	12.205434	12.781484	4.72%	1,747
2015	13.242372	12.205434	-7.83%	1,882
2014	10.539067	13.242372	25.65%	953
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.166280	19.387192	27.83%	103,013
2018	16.320770	15.166280	-7.07%	99,121
2017	13.779199	16.320770	18.44%	92,615
2016	12.659902	13.779199	8.84%	52,564
2015	12.836900	12.659902	-1.38%	39,547
2014	11.619549	12.836900	10.48%	20,489

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.391826	9.550861	1.69%	749
2018	9.535930	9.391826	-1.51%	753
2017	9.608074	9.535930	-0.75%	716
2016	9.594573	9.608074	0.14%	1,799
2015	9.854059	9.594573	-2.63%	1,648
2014	10.036467	9.854059	-1.82%	538
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.522593	16.509242	22.09%	6,059
2018	15.614047	13.522593	-13.39%	10,332
2017	13.995779	15.614047	11.56%	13,508
2016	11.850902	13.995779	18.10%	12,138
2015	12.752522	11.850902	-7.07%	7,592
2014	12.484524	12.752522	2.15%	1,048
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.465093	20.675445	33.69%	2,144
2018	17.031783	15.465093	-9.20%	0
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.111677	11.279455	11.55%	8,396
2018	11.059764	10.111677	-8.57%	8,298
2017	10.267854	11.059764	7.71%	7,302
2016	9.931343	10.267854	3.39%	6,970
2015	10.674288	9.931343	-6.96%	6,649
2014	10.639360	10.674288	0.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.572863	12.048631	13.96%	4,003
2018	11.905038	10.572863	-11.19%	3,778
2017	10.384287	11.905038	14.64%	3,580
2016	10.107364	10.384287	2.74%	3,435
2015	11.416062	10.107364	-11.46%	3,157
2014	11.582445	11.416062	-1.44%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.627735	12.032455	13.22%	7,963
2018	11.776136	10.627735	-9.75%	7,727
2017	10.608109	11.776136	11.01%	7,037
2016	10.257593	10.608109	3.42%	6,778
2015	11.249753	10.257593	-8.82%	6,340
2014	11.233926	11.249753	0.14%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.144630	11.075268	9.17%	1,787
2018	10.983050	10.144630	-7.63%	1,787
2017	9.914414	10.983050	10.78%	1,787
2016	8.987299	9.914414	10.32%	797
2015	10.129661	8.987299	-11.28%	5,896
2014	10.321188	10.129661	-1.86%	5,320
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.479379	10.618370	12.02%	213
2018	10.195769	9.479379	-7.03%	221
2017	9.505468	10.195769	7.26%	230
2016	8.593193	9.505468	10.62%	239
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.263946	10.421349	1.53%	12,648
2018	10.482050	10.263946	-2.08%	9,801
2017	10.595451	10.482050	-1.07%	9,183
2016	10.704493	10.595451	-1.02%	8,289
2015	10.933666	10.704493	-2.10%	8,325
2014	11.107934	10.933666	-1.57%	11,775
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.111502	10.693682	5.76%	6,088
2018	10.417010	10.111502	-2.93%	11,931
2017	10.171590	10.417010	2.41%	11,159
2016	10.148203	10.171590	0.23%	10,211
2015	10.352363	10.148203	-1.97%	9,888
2014	10.172145	10.352363	1.77%	6,471
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.905854	18.226115	22.27%	0
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.019027	40.238829	25.67%	21,155
2018	32.498694	32.019027	-1.48%	20,486
2017	26.126936	32.498694	24.39%	18,174
2016	29.949762	26.126936	-12.76%	12,728
2015	27.255890	29.949762	9.88%	14,490
2014	21.259170	27.255890	28.21%	4,869
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.946998	5.391273	8.98%	3,561
2018	7.075181	4.946998	-30.08%	4,226
2017	7.386883	7.075181	-4.22%	4,496
2016	5.271669	7.386883	40.12%	2,619
2015	8.129764	5.271669	-35.16%	1,791
2014	10.317543	8.129764	-21.20%	51
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.721280	7.21%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.181419	31.930339	21.96%	9,447
2018	26.455146	26.181419	-1.03%	9,248
2017	21.513078	26.455146	22.97%	3,519
2016	20.435059	21.513078	5.28%	3,599
2015	21.537047	20.435059	-5.12%	3,783
2014	22.466058	21.537047	-4.14%	2,698

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	2,112
2016	10.767338	10.857849	0.84%	2,085
2015	11.183179	10.767338	-3.72%	2,036
2014	11.001249	11.183179	1.65%	2,082
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	31.510686	36.856458	16.96%	614
2018	38.140811	31.510686	-17.38%	0
2017	34.644045	38.140811	10.09%	691
2016	28.456479	34.644045	21.74%	691
2015	30.932640	28.456479	-8.01%	691
2014	29.105747	30.932640	6.28%	691
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.262408	11.964572	6.23%	0
2018	11.881780	11.262408	-5.21%	0
2017	11.748010	11.881780	1.14%	0
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	22.466867	28.270835	25.83%	0
2018	26.465004	22.466867	-15.11%	0
2017	24.336829	26.465004	8.74%	1,401
2016	20.328128	24.336829	19.72%	1,389
2015	21.173172	20.328128	-3.99%	1,468
2014	18.672675	21.173172	13.39%	1,530
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.514554	14.403634	15.10%	0
2018	13.491137	12.514554	-7.24%	0
2017	12.045620	13.491137	12.00%	3,675
2016	11.510032	12.045620	4.65%	3,675
2015	11.926925	11.510032	-3.50%	3,836
2014	11.880913	11.926925	0.39%	3,836
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.962765	11.163115	12.05%	2,068
2018	10.518186	9.962765	-5.28%	3,505
2017	10.068888	10.518186	4.46%	3,143
2016	9.148362	10.068888	10.06%	2,865
2015*	10.000000	9.148362	-8.52%	2,941

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.471402	10.084493	6.47%	9,639
2018	9.781165	9.471402	-3.17%	10,095
2017	9.714671	9.781165	0.68%	11,737
2016	9.718993	9.714671	-0.04%	1,619
2015*	10.000000	9.718993	-2.81%	1,670
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	1,519
2016	9.691160	10.972715	13.22%	1,650
2015*	10.000000	9.691160	-3.09%	1,702
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	9,769
2017	14.036520	15.570791	10.93%	40,479
2016	13.860649	14.036520	1.27%	39,770
2015	14.352496	13.860649	-3.43%	42,259
2014	14.434097	14.352496	-0.57%	31,117
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	2,035
2016	10.274656	11.547433	12.39%	2,054
2015	10.804601	10.274656	-4.90%	2,050
2014*	10.000000	10.804601	8.05%	1,820
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	34.742113	41.419166	19.22%	0
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.973667	33.035061	27.19%	0
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	22.342410	29.547246	32.25%	0
2018	24.658315	22.342410	-9.39%	0
2017	19.900550	24.658315	23.91%	642
2016	18.952177	19.900550	5.00%	669
2015	19.970149	18.952177	-5.10%	665
2014	18.985726	19.970149	5.19%	662
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	2,156
2016	11.412192	14.594348	27.88%	2,298
2015	12.507129	11.412192	-8.75%	2,370
2014	12.139237	12.507129	3.03%	2,308
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.897339	10.338300	4.46%	0
2018	10.156023	9.897339	-2.55%	0
2017	10.063936	10.156023	0.92%	18,305
2016	9.468923	10.063936	6.28%	17,908
2015	9.804009	9.468923	-3.42%	10,240
2014	9.993056	9.804009	-1.89%	5,554
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	14.134559	15.959942	12.91%	0
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.909959	17.436069	16.94%	0
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.886491	19.234107	21.07%	0
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	4,035
2016	14.497527	15.044791	3.77%	4,035
2015	14.940810	14.497527	-2.97%	4,035
2014	14.622477	14.940810	2.18%	2,446
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.932767	13.236849	21.08%	5,144
2018	11.729866	10.932767	-6.80%	5,220
2017	10.354740	11.729866	13.28%	4,303
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	29.518323	37.800965	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.909603	11.687907	7.13%	0
2018	14.867782	10.909603	-26.62%	317
2017	15.675181	14.867782	-5.15%	2,058
2016	12.035279	15.675181	30.24%	1,848
2015	15.568540	12.035279	-22.69%	1,908
2014	18.295656	15.568540	-14.91%	1,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.640973	26.833402	23.99%	0
2018	24.258822	21.640973	-10.79%	2,871
2017	22.073835	24.258822	9.90%	10,823
2016	19.222454	22.073835	14.83%	17,305
2015	20.577469	19.222454	-6.58%	17,983
2014	19.445395	20.577469	5.82%	9,262
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.260222	14.244631	26.50%	9,892
2018	12.713388	11.260222	-11.43%	10,168
2017	11.175280	12.713388	13.76%	8,184
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.924960	37.803381	30.69%	0
2018	29.784445	28.924960	-2.89%	1,075
2017	22.645499	29.784445	31.52%	3,827
2016	23.085729	22.645499	-1.91%	3,991
2015	22.137101	23.085729	4.29%	3,965
2014	20.441809	22.137101	8.29%	2,328

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	12.139403	12.955685	6.72%	5,015
2018	12.544728	12.139403	-3.23%	7,482
2017	12.365286	12.544728	1.45%	3,853
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	33.749038	40.551099	20.15%	3,306
2018	40.599539	33.749038	-16.87%	3,319
2017	34.525472	40.599539	17.59%	4,959
2016	31.620008	34.525472	9.19%	2,482
2015	32.950955	31.620008	-4.04%	2,438
2014	31.857089	32.950955	3.43%	2,184
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	19.214476	23.898514	24.38%	125
2018	23.192126	19.214476	-17.15%	444
2017	18.288363	23.192126	26.81%	1,577
2016	19.788998	18.288363	-7.58%	1,577
2015	19.638718	19.788998	0.77%	3,453
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	10,906
2017	11.830124	12.923609	9.24%	19,294
2016	10.714200	11.830124	10.42%	19,487
2015	11.710992	10.714200	-8.51%	19,680
2014	11.672699	11.710992	0.33%	7,522
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	50,669
2016	12.574349	13.987465	11.24%	50,361
2015	13.868585	12.574349	-9.33%	50,252
2014	13.589628	13.868585	2.05%	49,354
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	30.454667	37.536259	23.25%	0
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.910010	8.866673	-0.49%	0
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	5,264
2016	8.974280	9.012289	0.42%	5,802
2015	9.613586	8.974280	-6.65%	6,927
2014	9.677654	9.613586	-0.66%	4,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	566
2016	10.468718	10.655938	1.79%	566
2015	11.394543	10.468718	-8.13%	566
2014	11.237361	11.394543	1.40%	566
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	1,500
2016	11.749422	12.971103	10.40%	1,475
2015	12.583205	11.749422	-6.63%	1,470
2014	12.382949	12.583205	1.62%	1,412
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	29.446219	37.760099	28.23%	0
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	3,769
2016	26.910489	26.211687	-2.60%	3,820
2015	26.609221	26.910489	1.13%	5,292
2014	26.728050	26.609221	-0.44%	4,483
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	23.340600	29.995160	28.51%	0
2018	26.038762	23.340600	-10.36%	0
2017	22.883793	26.038762	13.79%	984
2016	21.075648	22.883793	8.58%	1,038
2015	20.953972	21.075648	0.58%	1,040
2014	19.456613	20.953972	7.70%	1,111
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	32.386952	39.850087	23.04%	0
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	507
2016	29.094949	33.400303	14.80%	507
2015	31.761287	29.094949	-8.39%	507
2014	29.160427	31.761287	8.92%	507
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.395297	15.912941	18.79%	0
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	18,897
2016	13.242609	12.587225	-4.95%	18,246
2015	14.811582	13.242609	-10.59%	32,510
2014	16.027608	14.811582	-7.59%	26,036
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.811502	12.811817	8.47%	0
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	4,657
2016	10.487422	11.887357	13.35%	4,603
2015	11.498878	10.487422	-8.80%	5,363
2014	11.567330	11.498878	-0.59%	4,412
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.299291	20.587035	34.56%	0
2018	15.694950	15.299291	-2.52%	88
2017	12.677966	15.694950	23.80%	2,290
2016	12.246546	12.677966	3.52%	2,295
2015	13.324353	12.246546	-8.09%	2,254
2014	12.662547	13.324353	5.23%	2,108
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.400067	10.020532	6.60%	4,537
2018	9.763060	9.400067	-3.72%	4,537
2017	9.682922	9.763060	0.83%	4,537
2016	9.709707	9.682922	-0.28%	4,537
2015*	10.000000	9.709707	-2.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	36.057631	48.136874	33.50%	0
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.963560	31.028546	41.27%	814
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	22.476171	27.781198	23.60%	0
2018	27.154478	22.476171	-17.23%	0
2017	21.279157	27.154478	27.61%	322
2016	23.380491	21.279157	-8.99%	322
2015	26.282130	23.380491	-11.04%	322
2014	30.651982	26.282130	-14.26%	322
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.929202	-0.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	3,295
2016	7.084675	8.347886	17.83%	3,449
2015	9.084883	7.084675	-22.02%	4,984
2014	9.766000	9.084883	-6.97%	2,769
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.101425	20.812010	37.81%	0
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	712
2016	12.042618	12.782104	6.14%	1,188
2015	12.615834	12.042618	-4.54%	2,037
2014	13.980589	12.615834	-9.76%	761

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.591347	33.593777	26.33%	0
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	6,325
2016	23.933876	26.565727	11.00%	6,352
2015	24.766325	23.933876	-3.36%	7,710
2014	23.037893	24.766325	7.50%	7,804
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.773241	7.73%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	5,194
2016	14.724939	14.917023	1.30%	4,971
2015	14.197421	14.724939	3.72%	5,186
2014	14.390984	14.197421	-1.35%	5,289
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.545869	17.138504	17.82%	12,608
2018	15.694762	14.545869	-7.32%	33,220
2017	13.893499	15.694762	12.96%	46,083
2016	13.065573	13.893499	6.34%	41,748
2015	13.263205	13.065573	-1.49%	27,427
2014	12.950052	13.263205	2.42%	6,248
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.078923	10.715242	6.31%	4,893
2018	10.445592	10.078923	-3.51%	35,087
2017	10.374025	10.445592	0.69%	39,611
2016	10.359274	10.374025	0.14%	23,248
2015	10.644051	10.359274	-2.68%	23,118
2014	10.393909	10.644051	2.41%	283

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.085508	21.148836	31.48%	6,507
2018	18.207557	16.085508	-11.65%	9,735
2017	14.250372	18.207557	27.77%	13,111
2016	14.579956	14.250372	-2.26%	7,839
2015	14.028293	14.579956	3.93%	8,947
2014	14.121426	14.028293	-0.66%	4,546
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.901490	22.751825	27.09%	2,690
2018	18.474978	17.901490	-3.10%	12,153
2017	14.818361	18.474978	24.68%	28,558
2016	13.927124	14.818361	6.40%	29,183
2015	13.414728	13.927124	3.82%	31,098
2014	12.725135	13.414728	5.42%	12,706
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.945153	18.321049	22.59%	10,888
2018	15.664982	14.945153	-4.60%	27,667
2017	13.169468	15.664982	18.95%	44,187
2016	12.151930	13.169468	8.37%	37,880
2015	12.323246	12.151930	-1.39%	64,683
2014	11.460607	12.323246	7.53%	34,971
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.520408	14.398481	6.49%	0
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	2,682
2016	12.910228	13.683865	5.99%	2,541
2015	13.628416	12.910228	-5.27%	2,579
2014	13.448409	13.628416	1.34%	2,601
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	24.104297	29.863986	23.89%	3,637
2018	26.705505	24.104297	-9.74%	3,668
2017	23.259848	26.705505	14.81%	6,639
2016	20.278669	23.259848	14.70%	2,698
2015	22.236970	20.278669	-8.81%	2,698
2014	20.927423	22.236970	6.26%	2,133
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.562172	10.721996	12.13%	9,579
2018	10.711073	9.562172	-10.73%	9,488
2017	9.270356	10.711073	15.54%	10,992
2016	9.228025	9.270356	0.46%	1,767
2015*	10.000000	9.228025	-7.72%	1,735
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	1,559
2016	17.090104	19.032836	11.37%	1,545
2015	17.988437	17.090104	-4.99%	1,557
2014	17.981635	17.988437	0.04%	1,586
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	9,896
2017	12.033399	14.063761	16.87%	14,371
2016	11.382749	12.033399	5.72%	14,433
2015	11.876986	11.382749	-4.16%	14,369
2014	11.651350	11.876986	1.94%	4,580
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	4,121
2015	11.736821	11.327949	-3.48%	4,174
2014	11.535855	11.736821	1.74%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	23,979
2017	10.301552	11.533870	11.96%	38,015
2016	10.003673	10.301552	2.98%	42,941
2015	10.715069	10.003673	-6.64%	43,397
2014	10.741417	10.715069	-0.25%	11,484
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	177,133
2016	9.947206	10.307041	3.62%	188,379
2015	10.719865	9.947206	-7.21%	193,171
2014	10.878865	10.719865	-1.46%	183,211
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	12,855
2016	11.447166	11.920076	4.13%	12,857
2015	11.861117	11.447166	-3.49%	12,819
2014	11.627625	11.861117	2.01%	11,536
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	33,794
2017	11.546192	12.377643	7.20%	38,667
2016	11.165663	11.546192	3.41%	41,616
2015	11.569351	11.165663	-3.49%	8,480
2014	11.394765	11.569351	1.53%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.125444	11.796823	6.03%	209
2018	11.485440	11.125444	-3.13%	209
2017	11.300759	11.485440	1.63%	210
2016	11.031618	11.300759	2.44%	210
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.769271	12.582396	6.91%	485
2018	12.244486	11.769271	-3.88%	486
2017	12.095528	12.244486	1.23%	486
2016	11.998203	12.095528	0.81%	487
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.706487	13.676947	16.83%	0
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.158858	12.791920	14.63%	0
2018	12.411108	11.158858	-10.09%	0
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.693909	30.745344	19.66%	752
2018	31.991499	25.693909	-19.69%	181
2017	23.220212	31.991499	37.77%	2,310
2016	22.145520	23.220212	4.85%	2,314
2015	27.101581	22.145520	-18.29%	2,196
2014	29.471290	27.101581	-8.04%	1,781
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.721885	11.115051	3.67%	5,219
2018	10.997950	10.721885	-2.51%	5,219
2017	11.043212	10.997950	-0.41%	5,219
2016	11.236461	11.043212	-1.72%	5,219
2015	11.531230	11.236461	-2.56%	11,619
2014	11.304328	11.531230	2.01%	4,782
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.985889	7.929009	-0.71%	0
2018	8.075265	7.985889	-1.11%	290
2017	8.242777	8.075265	-2.03%	56,539
2016	8.448581	8.242777	-2.44%	36,772
2015	8.660763	8.448581	-2.45%	29,034
2014	8.878284	8.660763	-2.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	164
2017	8.387494	10.183842	21.42%	3,032
2016	8.552831	8.387494	-1.93%	3,032
2015	8.891202	8.552831	-3.81%	3,032
2014	9.715751	8.891202	-8.49%	3,032
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.931589	27.678666	20.70%	0
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	782
2016	14.158225	14.682845	3.71%	795
2015	14.539078	14.158225	-2.62%	809
2014	14.250793	14.539078	2.02%	495
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	711
2016	16.115373	16.938406	5.11%	729
2015	16.608483	16.115373	-2.97%	780
2014	16.182203	16.608483	2.63%	792
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.336577	13.181582	6.85%	0
2018	12.880433	12.336577	-4.22%	0
2017	12.493064	12.880433	3.10%	14,216
2016	12.282269	12.493064	1.72%	14,467
2015	12.557503	12.282269	-2.19%	14,756
2014	12.390833	12.557503	1.35%	9,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	3,026
2016	9.978374	10.290217	3.13%	8,580
2015	10.571671	9.978374	-5.61%	8,700
2014	10.577434	10.571671	-0.05%	8,807
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	51,350
2016	9.916581	10.346753	4.34%	54,437
2015	10.584292	9.916581	-6.31%	58,432
2014	10.665230	10.584292	-0.76%	59,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.799598	20.444738	14.86%	0
2018	19.348207	17.799598	-8.00%	0
2017	17.562411	19.348207	10.17%	2,149
2016	16.802074	17.562411	4.53%	2,139
2015	17.281934	16.802074	-2.78%	2,143
2014	16.843303	17.281934	2.60%	2,172

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.810052	24.731444	18.84%	3,741
2018	23.122377	20.810052	-10.00%	3,741
2017	20.313302	23.122377	13.83%	3,741
2016	19.194070	20.313302	5.83%	3,735
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.076962	16.690664	10.70%	0
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.690351	6.90%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.937495	9.37%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.064078	0.64%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	16.003584	20.329155	27.03%	0
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	4,835
2016	13.465922	13.398351	-0.50%	4,960
2015	13.385223	13.465922	0.60%	4,893
2014	12.457182	13.385223	7.45%	4,457
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.633143	12.340361	16.06%	55,003
2018	11.453864	10.633143	-7.17%	55,827
2017	9.987522	11.453864	14.68%	108,634
2016	9.431481	9.987522	5.90%	109,530
2015	9.890629	9.431481	-4.64%	57,130
2014*	10.000000	9.890629	-1.09%	51,636
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.933144	14.199795	18.99%	4,114
2018	12.557939	11.933144	-4.98%	4,083
2017	10.577392	12.557939	18.72%	4,385
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	303
2016	21.475291	21.647082	0.80%	304
2015	21.001836	21.475291	2.25%	304
2014	19.831292	21.001836	5.90%	304
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.552319	26.634268	23.58%	0
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.013079	40.465206	22.57%	120
2018	38.195512	33.013079	-13.57%	120
2017	33.815950	38.195512	12.95%	1,164
2016	28.816078	33.815950	17.35%	1,177
2015	30.307927	28.816078	-4.92%	1,193
2014	28.394294	30.307927	6.74%	3,058
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.560043	14.244244	13.41%	0
2018	15.577984	12.560043	-19.37%	0
2017	13.031356	15.577984	19.54%	0
2016	12.723919	13.031356	2.42%	0
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.005610	15.871278	22.03%	0
2018	15.117070	13.005610	-13.97%	0
2017	13.549599	15.117070	11.57%	2,939
2016	11.968511	13.549599	13.21%	2,966
2015	12.705809	11.968511	-5.80%	2,924
2014	11.814708	12.705809	7.54%	2,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	2,292
2016	19.711684	20.779661	5.42%	2,346
2015	20.100361	19.711684	-1.93%	2,228
2014	20.095190	20.100361	0.03%	2,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	29.045771	33.630143	15.78%	0
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	583
2016	27.637028	33.867981	22.55%	649
2015	30.232737	27.637028	-8.59%	624
2014	29.028207	30.232737	4.15%	614
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	3,057
2016	12.062398	12.612378	4.56%	3,057
2015	13.107320	12.062398	-7.97%	3,089
2014	10.447617	13.107320	25.46%	4,690
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.034766	19.189579	27.63%	471
2018	16.204277	15.034766	-7.22%	1,427
2017	13.701820	16.204277	18.26%	8,158
2016	12.608107	13.701820	8.67%	22,905
2015	12.804043	12.608107	-1.53%	24,383
2014	11.607630	12.804043	10.31%	16,220

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	12,342
2016	9.482200	9.481006	-0.01%	12,231
2015	9.753627	9.482200	-2.78%	1,213
2014	9.949451	9.753627	-1.97%	1,264
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	385
2016	11.802431	13.917205	17.92%	385
2015	12.719885	11.802431	-7.21%	417
2014	12.471729	12.719885	1.99%	2,692
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	2,004
2016	13.036848	13.488491	3.46%	2,004
2015	13.410681	13.036848	-2.79%	2,004
2014	13.254513	13.410681	1.18%	2,004
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.016392	11.156014	11.38%	0
2018	10.972498	10.016392	-8.71%	0
2017	10.202448	10.972498	7.55%	6,045
2016	9.883210	10.202448	3.23%	5,944
2015	10.638899	9.883210	-7.10%	5,856
2014	10.620388	10.638899	0.17%	5,277
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.473252	11.916798	13.78%	0
2018	11.811135	10.473252	-11.33%	0
2017	10.318171	11.811135	14.47%	0
2016	10.058409	10.318171	2.58%	0
2015	11.378235	10.058409	-11.60%	0
2014	11.561819	11.378235	-1.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.527590	11.900777	13.04%	0
2018	11.683222	10.527590	-9.89%	0
2017	10.540537	11.683222	10.84%	0
2016	10.207882	10.540537	3.26%	0
2015	11.212455	10.207882	-8.96%	0
2014	11.213904	11.212455	-0.01%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	3,745
2016	8.936765	9.843573	10.15%	3,745
2015	10.088216	8.936765	-11.41%	4,406
2014	10.294780	10.088216	-2.01%	3,899
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	2,430
2016	10.088938	10.128199	0.39%	2,318
2015	11.141787	10.088938	-9.45%	2,410
2014	11.387349	11.141787	-2.16%	1,861
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	1,540
2017	10.471356	10.343422	-1.22%	30,177
2016	10.595351	10.471356	-1.17%	12,515
2015	10.838833	10.595351	-2.25%	12,040
2014	11.028531	10.838833	-1.72%	7,768
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.993109	10.552246	5.60%	4,382
2018	10.310955	9.993109	-3.08%	4,382
2017	10.083472	10.310955	2.26%	23,445
2016	10.075704	10.083472	0.08%	22,807
2015	10.294216	10.075704	-2.12%	8,679
2014	10.130569	10.294216	1.62%	5,963
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.595764	39.645950	25.48%	605
2018	32.118709	31.595764	-1.63%	164
2017	25.861024	32.118709	24.20%	1,975
2016	29.690427	25.861024	-12.90%	2,021
2015	27.061434	29.690427	9.71%	1,965
2014	21.139924	27.061434	28.01%	1,886
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	1,628
2016	5.241990	7.334061	39.91%	1,448
2015	8.096473	5.241990	-35.26%	1,717
2014	10.291136	8.096473	-21.33%	1,325
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.710269	7.10%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.619186	31.196661	21.77%	64
2018	25.927098	25.619186	-1.19%	64
2017	21.115969	25.927098	22.78%	2,390
2016	20.088607	21.115969	5.11%	2,442
2015	21.204482	20.088607	-5.26%	2,370
2014	22.153176	21.204482	-4.28%	2,368

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.831896	12.158226	12.24%	0
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	942
2015	11.137393	10.706760	-3.87%	942
2014	10.973077	11.137393	1.50%	942
2013	10.064877	10.973077	9.02%	942
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.591134	8.635156	13.75%	0
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	30.750123	35.911579	16.79%	0
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	96
2015	30.372470	27.898161	-8.15%	96
2014	28.622684	30.372470	6.11%	96
2013	21.350842	28.622684	34.06%	96
2012	18.504473	21.350842	15.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.988497	11.655619	6.07%	0
2018	11.610751	10.988497	-5.36%	0
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.999369	27.640017	25.64%	0
2018	25.954475	21.999369	-15.24%	0
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	291
2015	20.860606	19.997230	-4.14%	291
2014	18.425343	20.860606	13.22%	291
2013	14.562676	18.425343	26.52%	291
2012	12.864704	14.562676	13.20%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.396476	14.245809	14.92%	0
2018	13.384551	12.396476	-7.38%	0
2017	11.968798	13.384551	11.83%	0
2016	11.454184	11.968798	4.49%	0
2015	11.887335	11.454184	-3.64%	0
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
2012*	10.000000	10.098088	0.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.906678	11.083194	11.88%	0
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.418074	10.012295	6.31%	0
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.197251	13.901126	24.15%	0
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.828888	15.860926	14.69%	0
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	732
2015	14.227890	13.719189	-3.58%	9,471
2014	14.330817	14.227890	-0.72%	9,416
2013	12.859464	14.330817	11.44%	9,270
2012	12.006835	12.859464	7.10%	8,578
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.581266	12.352433	16.74%	0
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	33.903630	40.357403	19.04%	0
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	25.346917	32.188368	26.99%	0
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	21.803281	28.789927	32.04%	0
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	15,534
2014	18.670687	19.608591	5.02%	15,534
2013	15.864885	18.670687	17.69%	15,534
2012	14.789993	15.864885	7.27%	6,491
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.459455	10.735880	13.49%	0
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.778083	15.895866	24.40%	0
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.811320	10.232693	4.29%	0
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.172139	10.283421	25.84%	0
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.840428	15.603802	12.74%	0
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.599643	17.046923	16.76%	0
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.555836	18.804827	20.89%	0
2018	17.372869	15.555836	-10.46%	0
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.888055	13.162442	20.89%	0
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.806009	36.832065	27.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.682423	11.426931	6.97%	0
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	147
2015	15.338582	11.839236	-22.81%	147
2014	18.053234	15.338582	-15.04%	147
2013	14.930038	18.053234	20.92%	147
2012	14.636612	14.930038	2.00%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	21.118598	26.145443	23.80%	0
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.214155	14.164552	26.31%	0
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	28.226900	36.834365	30.49%	0
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	288
2015	21.736225	22.632815	4.12%	288
2014	20.102552	21.736225	8.13%	288
2013	15.175568	20.102552	32.47%	288
2012	13.619905	15.175568	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.846480	12.623622	6.56%	0
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	32.934583	39.511666	19.97%	0
2018	39.681183	32.934583	-17.00%	0
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	182
2015	32.354361	30.999745	-4.19%	182
2014	31.328478	32.354361	3.27%	182
2013	23.672861	31.328478	32.34%	182
2012	21.216573	23.672861	11.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	18.750703	23.285828	24.19%	0
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	10.657128	12.762224	19.75%	0
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.203400	13.079225	16.74%	0
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.699079	15.485680	13.04%	0
2018	14.699541	13.699079	-6.81%	0
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	392
2015	13.684822	12.388644	-9.47%	392
2014	13.430224	13.684822	1.90%	392
2013	12.101537	13.430224	10.98%	392
2012	11.029792	12.101537	9.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	29.719555	36.573894	23.06%	0
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.832601	8.776112	-0.64%	0
2018	8.897311	8.832601	-0.73%	0
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.859697	11.839946	9.03%	0
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.322757	9.881446	5.99%	0
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.987515	9.192692	2.28%	0
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.381792	15.079372	21.79%	0
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	28.735540	36.792115	28.04%	0
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	5,819
2014	26.284467	26.127371	-0.60%	5,819
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.222541	10.247407	24.63%	0
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	22.777321	29.226296	28.31%	0
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	31.605327	38.828579	22.85%	0
2018	36.277381	31.605327	-12.88%	0
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	8,311
2014	28.676483	31.186156	8.75%	8,311
2013	20.936347	28.676483	36.97%	8,311
2012	18.268420	20.936347	14.60%	5,054
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	13.197499	15.653870	18.61%	0
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	1,081
2015	14.682970	13.107421	-10.73%	1,081
2014	15.912925	14.682970	-7.73%	1,081
2013	13.056230	15.912925	21.88%	1,081
2012	11.248492	13.056230	16.07%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.690954	12.661563	8.30%	0
2018	12.264155	11.690954	-4.67%	0
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.143145	20.345614	34.36%	0
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.347142	9.948791	6.44%	0
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	35.187385	46.902875	33.29%	0
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.739107	30.664260	41.06%	0
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	226
2015	13.864196	14.131063	1.92%	226
2014	13.017422	13.864196	6.50%	226
2013	9.871180	13.017422	31.87%	226
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	21.933635	27.068933	23.41%	0
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	183
2015	25.806181	22.921736	-11.18%	183
2014	30.143304	25.806181	-14.39%	183
2013	27.080251	30.143304	11.31%	183
2012	24.566913	27.080251	10.23%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.925941	-0.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.197583	9.432973	15.07%	0
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.641506	10.180604	5.59%	0
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.947309	20.567962	37.60%	0
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.949639	32.732684	26.14%	0
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	14,162
2014	22.655581	24.317889	7.34%	14,162
2013	17.153877	22.655581	32.07%	14,162
2012	15.198871	17.153877	12.86%	6,051
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.762158	7.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.035215	19.624986	22.39%	0
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	4,557
2014	14.310126	14.095941	-1.50%	4,557
2013	11.510882	14.310126	24.32%	4,557
2012	10.194682	11.510882	12.91%	4,557
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.978671	11.182341	24.54%	0
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.099985	19.445109	20.78%	0
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.265066	16.781806	17.64%	0
2018	15.415640	14.265066	-7.46%	0
2017	13.667360	15.415640	12.79%	0
2016	12.872642	13.667360	6.17%	0
2015	13.087481	12.872642	-1.64%	7,174
2014	12.798162	13.087481	2.26%	7,258
2013	10.657965	12.798162	20.08%	7,313
2012	9.456812	10.657965	12.70%	7,927
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.884348	10.492240	6.15%	0
2018	10.259794	9.884348	-3.66%	0
2017	10.205140	10.259794	0.54%	0
2016	10.206281	10.205140	-0.01%	0
2015	10.503007	10.206281	-2.83%	0
2014	10.271972	10.503007	2.25%	0
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.774886	20.708560	31.28%	0
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.555865	22.278248	26.90%	0
2018	18.146342	17.555865	-3.25%	0
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	445
2015	13.236936	13.721406	3.66%	445
2014	12.575824	13.236936	5.26%	445
2013	9.961644	12.575824	26.24%	445
2012	8.712083	9.961644	14.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.679180	17.967329	22.40%	0
2018	15.410034	14.679180	-4.74%	0
2017	12.975019	15.410034	18.77%	0
2016	11.990893	12.975019	8.21%	0
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	13.194146	14.029429	6.33%	0
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	23.522468	29.098338	23.70%	0
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.511237	10.648495	11.96%	0
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
2015*	10.000000	9.221361	-7.79%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.005635	10.387332	3.81%	0
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.301824	20.453756	11.76%	0
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.416281	17.985268	24.76%	0
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.052289	11.712298	29.38%	0
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	23.400817	29.407365	25.67%	0
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.043845	14.541480	20.74%	0
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.532356	13.049897	13.16%	0
2018	12.629262	11.532356	-8.69%	0
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.000116	14.053891	17.11%	0
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.602981	11.429321	7.79%	0
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.369945	11.499529	10.89%	0
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.642026	11.963197	12.41%	0
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.815200	13.596130	15.07%	0
2018	13.057804	11.815200	-9.52%	0
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	8,163
2014	11.526693	11.740070	1.85%	8,091
2013	10.045704	11.526693	14.74%	8,119
2012	9.179039	10.045704	9.44%	8,410
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.998696	14.284865	19.05%	0
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.310468	12.591961	11.33%	0
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.476903	13.669935	9.56%	0
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.944313	11.586925	5.87%	0
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.577709	12.358570	6.74%	0
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	11.604806	13.537305	16.65%	0
2018	13.267857	11.604806	-12.53%	0
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.061943	12.661326	14.46%	0
2018	12.322376	11.061943	-10.23%	0
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	25.073750	29.957138	19.48%	0
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	4,314
2014	28.982159	26.610764	-8.18%	4,314
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.463148	10.830146	3.51%	0
2018	10.749162	10.463148	-2.66%	0
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.792676	7.725270	-0.86%	0
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.763570	8.991913	15.82%	0
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.364963	9.874941	18.05%	0
2018	10.002677	8.364963	-16.37%	0
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.378108	26.969092	20.52%	0
2018	25.211486	22.378108	-11.24%	0
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.038839	12.843677	6.69%	0
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.445732	11.496630	10.06%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.724241	12.038196	12.25%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.370044	19.920689	14.68%	0
2018	18.910546	17.370044	-8.15%	0
2017	17.191493	18.910546	10.00%	4,541
2016	16.472461	17.191493	4.37%	4,541
2015	16.968999	16.472461	-2.93%	10,148
2014	16.563769	16.968999	2.45%	10,139
2013	14.581305	16.563769	13.60%	5,650
2012	13.510682	14.581305	7.92%	5,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.307761	24.097410	18.66%	0
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.713089	16.262806	10.53%	0
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	6,560
2015	14.715103	14.328110	-2.63%	6,868
2014	14.424275	14.715103	2.02%	7,189
2013	13.402655	14.424275	7.62%	7,189
2012	12.737218	13.402655	5.22%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.381185	3.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.679352	6.79%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.933907	9.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.060769	0.61%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.743042	19.967449	26.83%	0
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	464
2015	13.248598	13.307981	0.45%	464
2014	12.349020	13.248598	7.28%	464
2013	9.432408	12.349020	30.92%	464
2012	8.338849	9.432408	13.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.560304	12.236991	15.88%	0
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.851431	14.080862	18.81%	0
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	25.390004	33.962452	33.76%	0
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	21.234112	26.200700	23.39%	0
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.216340	39.427909	22.38%	0
2018	37.331469	32.216340	-13.70%	0
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	12.260729	13.883422	13.23%	0
2018	15.230325	12.260729	-19.50%	0
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.793856	15.588871	21.85%	0
2018	14.893979	12.793856	-14.10%	0
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	465
2015	12.576107	11.828121	-5.95%	465
2014	11.712114	12.576107	7.38%	465
2013	8.905282	11.712114	31.52%	465
2012	7.775680	8.905282	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.223161	19.569436	20.63%	0
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	22.074750	29.107281	31.86%	0
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	28.344751	32.768032	15.61%	0
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	27.932367	34.103987	22.09%	0
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	15.243177	18.714002	22.77%	0
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	12.022488	15.275100	27.05%	0
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	226
2015	12.973442	11.920828	-8.11%	226
2014	10.356813	12.973442	25.26%	226
2013	10.353733	10.356813	0.03%	226
2012	9.197581	10.353733	12.57%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.904239	18.993746	27.44%	0
2018	16.088490	14.904239	-7.36%	0
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.088761	9.214296	1.38%	0
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.288946	16.174178	21.71%	0
2018	15.391848	13.288946	-13.66%	0
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.965872	19.946602	33.28%	0
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	9.921851	11.033730	11.21%	0
2018	10.885774	9.921851	-8.85%	0
2017	10.137358	10.885774	7.38%	0
2016	9.835248	10.137358	3.07%	0
2015	10.603584	9.835248	-7.25%	0
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
2012*	10.000000	10.128211	1.28%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.374398	11.786170	13.61%	0
2018	11.717780	10.374398	-11.46%	0
2017	10.252333	11.717780	14.29%	0
2016	10.009570	10.252333	2.43%	0
2015	11.340446	10.009570	-11.74%	0
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0
2012*	10.000000	10.246758	2.47%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.428252	11.770356	12.87%	0
2018	11.590905	10.428252	-10.03%	0
2017	10.473307	11.590905	10.67%	0
2016	10.158348	10.473307	3.10%	0
2015	11.175236	10.158348	-9.10%	0
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0
2012*	10.000000	10.264381	2.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.938732	10.817161	8.84%	0
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	1,420
2015	10.046919	8.886487	-11.55%	1,420
2014	10.268426	10.046919	-2.16%	1,420
2013	10.531031	10.268426	-2.49%	1,420
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.315493	10.402752	11.67%	0
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.085971	10.503304	4.14%	0
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.963238	10.084965	1.22%	0
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.868275	9.870854	0.03%	0
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.875920	10.412464	5.43%	0
2018	10.205820	9.875920	-3.23%	0
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	9,232
2014	10.089088	10.236304	1.46%	9,279
2013	10.575532	10.089088	-4.60%	9,291
2012	9.916475	10.575532	6.65%	7,989
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	14.204552	17.315275	21.90%	0
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.177433	39.060884	25.29%	0
2018	31.742578	31.177433	-1.78%	0
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.846501	5.265533	8.65%	0
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.699262	6.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	25.068149	30.478723	21.58%	0
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	8,185
2014	21.844170	20.876540	-4.43%	8,185
2013	14.928234	21.844170	46.33%	8,185
2012	14.209306	14.928234	5.06%	3,522

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	0
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	21.389967	26.819208	25.38%	0
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	11.301332	12.960622	14.68%	0
2018	12.227365	11.301332	-7.57%	0
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.113140	13.768381	23.89%	0
2018	12.351177	11.113140	-10.02%	0
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	22.418774	28.411437	26.73%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	19.519380	25.721284	31.77%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.630060	15.679478	24.14%	0
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	0
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	0
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	24.625086	32.068236	30.23%	0
2018	25.448663	24.625086	-3.24%	0
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	2,611
2017	11.565279	11.691130	1.09%	2,611
2016	11.387571	11.565279	1.56%	2,611
2015	11.816038	11.387571	-3.63%	2,611
2014	11.509795	11.816038	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	31.049993	37.174234	19.72%	0
2018	37.488023	31.049993	-17.17%	0
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	17.825255	22.091115	23.93%	0
2018	21.593300	17.825255	-17.45%	0
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	1,614
2017	13.461406	14.351392	6.61%	1,614
2016	12.144873	13.461406	10.84%	1,614
2015	13.443157	12.144873	-9.66%	1,614
2014	13.220200	13.443157	1.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	26.042916	33.276119	27.77%	0
2018	30.942090	26.042916	-15.83%	0
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	20.381320	26.098226	28.05%	0
2018	22.819776	20.381320	-10.69%	0
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	11.531899	12.463662	8.08%	0
2018	12.122322	11.531899	-4.87%	0
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.921579	-0.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	0
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.588869	10.104239	5.37%	0
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	14.743841	20.246350	37.32%	0
2018	15.436236	14.743841	-4.49%	0
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.477956	29.554136	25.88%	0
2018	26.949526	23.477956	-12.88%	0
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.747378	7.47%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	15.752223	19.239062	22.14%	0
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	0
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	13.898324	16.316795	17.40%	0
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	9.630329	10.201603	5.93%	0
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	3,551
2017	13.714330	17.460016	27.31%	3,551
2016	14.081903	13.714330	-2.61%	3,551
2015	13.597858	14.081903	3.56%	3,551
2014	13.737430	13.597858	-1.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.104460	21.660875	26.64%	0
2018	17.716362	17.104460	-3.45%	3,754
2017	14.260879	17.716362	24.23%	3,754
2016	13.451292	14.260879	6.02%	3,754
2015	13.003065	13.451292	3.45%	3,754
2014	12.379059	13.003065	5.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.331231	17.505425	22.15%	0
2018	15.075907	14.331231	-4.94%	4,260
2017	12.719713	15.075907	18.52%	4,260
2016	11.779077	12.719713	7.99%	4,260
2015	11.988163	11.779077	-1.74%	4,260
2014	11.189124	11.988163	7.14%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.991894	10.351774	3.60%	0
2018*	10.000000	9.991894	-0.08%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.297833	11.988037	16.41%	0
2018	11.797965	10.297833	-12.72%	0
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.953144	11.368827	14.22%	0
2018	11.110194	9.953144	-10.41%	0
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	23.174907	27.631627	19.23%	0
2018	28.959710	23.174907	-19.98%	0
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	0
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.968030	18.275195	14.45%	0
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.664689	6.65%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.929111	9.29%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.056348	0.56%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.463811	12.100275	15.64%	0
2018	11.312295	10.463811	-7.50%	0
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.743149	13.923587	18.57%	0
2018	12.402771	11.743149	-5.32%	0
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	28.512359	34.823165	22.13%	0
2018	33.107800	28.512359	-13.88%	0
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	11.872087	13.415746	13.00%	0
2018	14.778104	11.872087	-19.66%	0
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	12.516293	15.219353	21.60%	0
2018	14.601034	12.516293	-14.28%	0
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	19.435635	25.574795	31.59%	0
2018	21.789290	19.435635	-10.80%	0
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	14.731616	18.735220	27.18%	0
2018	15.935071	14.731616	-7.55%	0
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.135016	15.954018	21.46%	0
2018	15.245068	13.135016	-13.84%	0
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	9.381562	10.411473	10.98%	0
2018	10.314307	9.381562	-9.04%	0
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	0
2015	10.108932	9.357187	-7.44%	0
2014	10.127695	10.108932	-0.19%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	9.512132	10.784371	13.37%	0
2018	10.766102	9.512132	-11.65%	0
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	9.626676	10.843314	12.64%	0
2018	10.722125	9.626676	-10.22%	0
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.803470	10.648048	8.62%	0
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	9.767169	9.866204	1.01%	0
2018	10.026320	9.767169	-2.58%	0
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0

Maximum Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	30.627348	38.292914	25.03%	0
2018	31.247083	30.627348	-1.98%	0
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.684571	6.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0

NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

2

EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

3

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

4

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

6

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090312000451/contract.htm
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99a.htm
b)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99c.htm
c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99d.htm

d)	Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99e.htm
e)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99i.htm
f)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99j.htm
g)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99l.htm
h)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446241/d11302dex99m.htm
i)	Form of Nationwide Lifetime Income Rider PlusSM Core ("Nationwide L.inc Plus Core" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312520029105/d874584dex994x.htm
j)	Form of Nationwide Lifetime Income Rider PlusSM Accelerated ("Nationwide L.inc Plus Accelerated" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312520029105/d874584dex994y.htm
k)	Form of Nationwide Lifetime Income Rider PlusSM Max ("Nationwide L.inc Plus Max" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 10, 2020 with Post-Effective Amendment No. 30 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312520029105/d874584dex994z.htm
5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090312000451/application.htm
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm

10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm

43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously on November 14, 2011 with initial registration statement (File No. 333-177934) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090311001564/opinion.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 15,479 and 11,469 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact